UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Xtrackers Artificial Intelligence and Big Data ETF

XAIX: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$32Footnote Reference(a)	0.35%Footnote Reference(b)

(a)  Based on the period August 2, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

(b)  Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Footnote	Description
Footnote(a)	Based on the period August 2, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

This annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 (commencement of operations) to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index). The Underlying Index is designed to track the performance of a selection of companies from global developed and emerging markets engaged in the following themes and sub-themes, each as defined by Nasdaq, Inc. (“Nasdaq” or “Index Provider”).

The Fund returned 17.13% for the period ended May 31, 2025. The Fund's underlying index returned 17.21% and the Fund's broad-based index the MSCI ACWI Index returned 10.87% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Consumer Discretionary. From a geographical perspective, the United States, Germany and Japan were the major positive contributors, while Korea was the only that contributed negatively to performance.

Fund Performance

Nasdaq Global Artificial Intelligence and Big Data Index is designed to track the performance of a selection of companies engaged in the sub themes of deep learning, image recognition, natural language processing, speech recognition & chatbots, big data, cloud computing and cybersecurity.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

MSCI ACWI Index is a required broad-based index that represents the Fund's overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Artificial Intelligence and Big Data ETF - NAV	Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index)	MSCI ACWI Index
8/2/24	$10,000	$10,000	$10,000
8/31/24	$10,267	$10,268	$10,390
9/30/24	$10,645	$10,648	$10,632
10/31/24	$10,595	$10,594	$10,393
11/30/24	$11,359	$11,357	$10,782
12/31/24	$11,114	$11,113	$10,527
1/31/25	$11,557	$11,559	$10,880
2/28/25	$11,249	$11,252	$10,815
3/31/25	$10,467	$10,469	$10,387
4/30/25	$10,733	$10,735	$10,484
5/31/25	$11,713	$11,721	$11,087

Fund/Index	Since Inception 8/2/24
Xtrackers Artificial Intelligence and Big Data ETF - NAV	17.13%
Nasdaq Global Artificial Intelligence and Big Data Index	17.21%
MSCI ACWI Index	10.87%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	42,484,460
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	69,255

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	41.9% of Net Assets
SAP SE	4.9%
Meta Platforms, Inc.	4.6%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.2%
Bank of America Corp.	4.2%
Palantir Technologies, Inc.	4.1%
Oracle Corp.	4.1%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.8%
Cisco Systems, Inc.	3.5%

Sector Allocation

Sector	% of Net Assets
Software	38%
Semiconductors & Semiconductor Equipment	11%
Technology Hardware, Storage & Peripherals	9%
Interactive Media & Services	9%
IT Services	7%
Diversified Telecommunication Services	6%
Banks	6%
Communications Equipment	6%
Broadline Retail	4%
Financial Services	1%
Other	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies involved in artificial intelligence and big data face intense competition, may have limited product lines, markets, financial resources and personnel. Artificial intelligence and big data companies are also subject to risks of new technologies and are heavily dependent on patents and intellectual property rights and the products of these companies may face obsolescence due to rapid technological developments. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

Nadaq Global Artificial Intelligence and Big Data Index is a registered trademark of Nasdaq, Inc, (which with its affiliates is referred to as the "Corporations") and is licensed for use by DBX Advisors LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XAIX-TSRA

R-106209-1 (7/25) DBX006673 (07/26)

Xtrackers Cybersecurity Select Equity ETF

PSWD: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$22	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned 24.47% for the period ended May 31, 2025. The Fund's underlying index returned 24.67% and the Fund's broad-based index the MSCI ACWI Index returned 13.65% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Systems Software, IT Consulting & Other Services and Communication Equipment. Internet Services & Infrastructure and Research & Consulting Services were the only sectors that detracted from the performance. From a geographical perspective, the United States, Japan and Canada were the major positive contributors, while Australia, Turkey and Malaysia contributed negatively to performance.

Fund Performance

Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Cybersecurity Select Equity ETF - NAV	Solactive Cyber Security ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,607	$10,520	$9,979
8/31/23	$10,507	$10,520	$9,979
9/30/23	$10,184	$10,188	$9,559
10/31/23	$9,657	$9,663	$9,241
11/30/23	$11,076	$11,071	$10,095
12/31/23	$12,109	$12,108	$10,624
1/31/24	$12,425	$12,378	$10,648
2/29/24	$12,766	$12,767	$11,093
3/31/24	$12,388	$12,388	$11,437
4/30/24	$11,739	$11,737	$11,056
5/31/24	$11,387	$11,392	$11,503
6/30/24	$12,102	$12,109	$11,837
7/31/24	$12,246	$12,255	$12,028
8/31/24	$12,881	$12,896	$12,334
9/30/24	$13,072	$13,087	$12,620
10/31/24	$12,748	$12,765	$12,337
11/30/24	$13,776	$13,800	$12,798
12/31/24	$13,334	$13,349	$12,495
1/31/25	$14,194	$14,216	$12,915
2/28/25	$13,910	$13,945	$12,837
3/31/25	$13,253	$13,280	$12,330
4/30/25	$13,727	$13,758	$12,445
5/31/25	$14,174	$14,203	$13,160

Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	24.47%	20.29%
Solactive Cyber Security ESG Screened Index	24.67%	20.43%
MSCI ACWI Index	13.65%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	7,815,324
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	13,218

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	47.2% of Net Assets
NEXTDC Ltd.	5.6%
Zscaler, Inc.	5.5%
Crowdstrike Holdings, Inc.	5.0%
Trend Micro, Inc.	4.7%
Varonis Systems, Inc.	4.6%
Palo Alto Networks, Inc.	4.4%
GDS Holdings Ltd.	4.4%
Qualys, Inc.	4.4%
CyberArk Software Ltd.	4.4%
Check Point Software Technologies Ltd.	4.2%

Sector Allocation

Sector	% of Net Assets
Systems Software	57%
Internet Services & Infrastructure	23%
IT Consulting & Other Services	8%
Application Software	6%
Communications Equipment	2%
Research & Consulting Services	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

PSWD-TSRA

R-101067-2 (7/25) DBX006675 (07/26)

Xtrackers International Real Estate ETF

HAUZ: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned 10.39% for the period ended May 31, 2025. The Fund's underlying index returned 10.16% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Real Estate Operating Companies, Retail REITs and Diversified Real Estate Activities. The Real Estate Development, Industrial REITs and Self-Storage REITs sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, Australia and Switzerland while Thailand, Taiwan and Philippines contributed negatively to performance.

Fund Performance

iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers International Real Estate ETF - NAV	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,648	$9,614	$9,607
'15	$9,372	$9,324	$9,125
'15	$8,565	$8,558	$8,198
'15	$8,389	$8,397	$8,009
'15	$8,915	$8,899	$8,614
'15	$8,702	$8,682	$8,398
'15	$8,706	$8,707	$8,423
'16	$8,112	$8,132	$7,763
'16	$8,050	$8,061	$7,693
'16	$8,644	$8,659	$8,582
'16	$8,636	$8,657	$8,576
'16	$8,702	$8,724	$8,443
'16	$8,758	$8,774	$8,622
'16	$9,124	$9,169	$9,102
'16	$9,325	$9,365	$9,291
'16	$9,400	$9,464	$9,457
'16	$9,317	$9,383	$9,300
'16	$9,250	$9,319	$9,093
'16	$9,231	$9,298	$8,991
'17	$9,554	$9,641	$9,513
'17	$9,766	$9,871	$9,841
'17	$10,022	$10,138	$10,144
'17	$10,226	$10,347	$10,303
'17	$10,472	$10,598	$10,578
'17	$10,642	$10,784	$10,773
'17	$11,033	$11,194	$11,330
'17	$11,168	$11,339	$11,445
'17	$11,194	$11,371	$11,412
'17	$11,638	$11,834	$11,875
'17	$11,644	$11,846	$11,948
'17	$11,868	$12,092	$12,317
'18	$12,538	$12,764	$13,144
'18	$12,075	$12,314	$12,523
'18	$11,800	$12,036	$12,228
'18	$12,005	$12,267	$12,367
'18	$11,959	$12,219	$12,265
'18	$11,674	$11,939	$11,804
'18	$11,798	$12,072	$11,931
'18	$11,737	$12,037	$11,798
'18	$11,571	$11,870	$11,635
'18	$10,524	$10,803	$10,441
'18	$10,829	$11,119	$10,907
'18	$10,589	$10,871	$10,602
'19	$11,281	$11,592	$11,374
'19	$11,502	$11,857	$10,500
'19	$11,911	$12,287	$10,562
'19	$11,710	$12,078	$10,841
'19	$11,625	$11,995	$10,260
'19	$12,008	$12,383	$10,877
'19	$11,935	$12,307	$10,746
'19	$11,887	$12,251	$10,414
'19	$12,101	$12,473	$10,682
'19	$12,492	$12,876	$11,054
'19	$12,434	$12,816	$11,152
'19	$12,826	$13,217	$11,635
'20	$12,716	$13,108	$11,322
'20	$11,790	$12,152	$10,427
'20	$9,185	$9,461	$8,918
'20	$9,814	$10,106	$9,593
'20	$9,906	$10,198	$9,907
'20	$10,128	$10,416	$10,355
'20	$10,323	$10,616	$10,817
'20	$10,820	$11,127	$11,280
'20	$10,514	$10,814	$11,002
'20	$10,158	$10,447	$10,766
'20	$11,586	$11,919	$12,214
'20	$12,024	$12,365	$12,874
'21	$11,816	$12,151	$12,902
'21	$12,104	$12,445	$13,158
'21	$12,291	$12,633	$13,324
'21	$12,717	$13,068	$13,716
'21	$13,098	$13,459	$14,130
'21	$13,051	$13,405	$14,054
'21	$13,196	$13,553	$13,822
'21	$13,420	$13,777	$14,085
'21	$12,832	$13,183	$13,634
'21	$13,200	$13,557	$13,959
'21	$12,733	$13,081	$13,331
'21	$13,148	$13,498	$13,881
'22	$12,679	$13,015	$13,370
'22	$12,462	$12,802	$13,105
'22	$12,635	$12,968	$13,126
'22	$11,851	$12,159	$12,302
'22	$11,622	$11,916	$12,390
'22	$10,540	$10,806	$11,324
'22	$11,077	$11,357	$11,712
'22	$10,550	$10,818	$11,335
'22	$9,240	$9,464	$10,203
'22	$9,179	$9,399	$10,507
'22	$10,169	$10,412	$11,748
'22	$10,219	$10,458	$11,660
'23	$10,867	$11,121	$12,606
'23	$10,384	$10,625	$12,163
'23	$10,053	$10,288	$12,461
'23	$10,311	$10,553	$12,677
'23	$9,669	$9,893	$12,216
'23	$9,835	$10,060	$12,764
'23	$10,375	$10,615	$13,283
'23	$10,009	$10,239	$12,683
'23	$9,597	$9,821	$12,283
'23	$9,107	$9,320	$11,776
'23	$10,038	$10,277	$12,836
'23	$10,891	$11,152	$13,481
'24	$10,499	$10,753	$13,347
'24	$10,297	$10,547	$13,685
'24	$10,781	$11,043	$14,092
'24	$10,422	$10,675	$13,859
'24	$10,531	$10,778	$14,262
'24	$10,241	$10,475	$14,248
'24	$10,827	$11,078	$14,578
'24	$11,399	$11,663	$14,993
'24	$11,952	$12,235	$15,397
'24	$11,027	$11,281	$14,641
'24	$10,893	$11,141	$14,509
'24	$10,314	$10,541	$14,227
'25	$10,545	$10,775	$14,800
'25	$10,529	$10,751	$15,006
'25	$10,533	$10,759	$14,971
'25	$11,254	$11,495	$15,512
'25	$11,625	$11,874	$16,223

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	10.39%	3.25%	1.52%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	10.16%	3.09%	1.73%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Prior to February 22, 2019, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 22, 2019 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	824,687,814
Number of Portfolio Holdings	387
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	737,455

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	22.6% of Net Assets
Goodman Group (Australia)	4.9%
Mitsui Fudosan Co. Ltd. (Japan)	3.0%
Mitsubishi Estate Co. Ltd. (Japan)	2.6%
Vonovia SE (Germany)	2.6%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Link (Hong Kong)	1.6%
Scentre Group (Australia)	1.4%
Segro PLC (United Kingdom)	1.3%
Swiss Prime Site AG (Switzerland)	1.3%

Sector Allocation

Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	10%
Office Property	5%
Apartments	4%
Regional Malls	2%
Health Care	2%
E-Commerce/Services	1%
Other	0%

Geographical Diversification

Country	% of Net Assets
Japan	22%
Australia	13%
Hong Kong	10%
United Kingdom	8%
Canada	6%
Singapore	6%
Sweden	4%
Germany	4%
France	4%
Switzerland	3%
Israel	2%
Other	17%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.12% to 0.10%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HAUZ-TSRA

R-101068-2 (7/25) DBX006678 (07/26)

Xtrackers Semiconductor Select Equity ETF

CHPS: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$14	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned -11.35% for the period ended May 31, 2025. The Fund's underlying index returned -11.43% and the Fund's broad-based index the MSCI ACWI Index returned 13.65% during the same period.

The Electronic Components was the only sector that contributed positively to performance during the period. The Semiconductor Materials & Equipment, Semiconductors and Industrial Machinery & Supplies & Components sectors detracted from the performance. From a geographical perspective, Taiwan, Korea and Israel were the major positive contributors while the United States, Japan and Netherlands contributed negatively to performance.

Fund Performance

Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Semiconductor Select Equity ETF - NAV	Solactive Semiconductor ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,415	$9,880	$9,979
8/31/23	$9,876	$9,880	$9,979
9/30/23	$9,232	$9,234	$9,559
10/31/23	$8,733	$8,736	$9,241
11/30/23	$10,280	$10,284	$10,095
12/31/23	$11,379	$11,383	$10,624
1/31/24	$11,515	$11,520	$10,648
2/29/24	$12,764	$12,770	$11,093
3/31/24	$13,296	$13,302	$11,437
4/30/24	$12,521	$12,527	$11,056
5/31/24	$13,698	$13,705	$11,503
6/30/24	$14,406	$14,413	$11,837
7/31/24	$13,560	$13,566	$12,028
8/31/24	$13,323	$13,326	$12,334
9/30/24	$13,211	$13,210	$12,620
10/31/24	$12,570	$12,568	$12,337
11/30/24	$12,328	$12,330	$12,798
12/31/24	$12,301	$12,301	$12,495
1/31/25	$12,617	$12,691	$12,915
2/28/25	$12,265	$12,266	$12,837
3/31/25	$11,099	$11,095	$12,330
4/30/25	$10,938	$10,933	$12,445
5/31/25	$12,143	$12,139	$13,160

Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	-11.35%	10.83%
Solactive Semiconductor ESG Screened Index	-11.43%	10.81%
MSCI ACWI Index	13.65%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	6,975,779
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	10,872

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Broadcom, Inc.	5.0%
ASML Holding NV	4.6%
Micron Technology, Inc.	4.6%
NVIDIA Corp.	4.5%
SK Hynix, Inc.	4.4%
Advanced Micro Devices, Inc.	4.4%
Lam Research Corp.	4.3%
Analog Devices, Inc.	4.2%
Texas Instruments, Inc.	4.1%

Sector Allocation

Sector	% of Net Assets
Semiconductors	69%
Semiconductor Materials & Equipment	29%
Electronic Components	1%
Industrial Machinery & Supplies	1%
Electronic Manufacturing Services	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CHPS-TSRA

R-101069-2 (7/25) DBX006687 (07/26)

Xtrackers US Green Infrastructure Select Equity ETF

UPGR: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$32	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned -14.51% for the period ended May 31, 2025. The Fund's underlying index returned -14.82% and the Fund's broad-based index the S&P Composite 1500® Index returned 12.49% during the same period.

Consumer Discretionary and Materials were the only sectors that contributed positively to performance. The Industrials, Utilities and Energy sectors detracted from the performance.

Fund Performance

Solactive United States Green Infrastructure ESG Screened Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradeable stocks.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers US Green Infrastructure Select Equity ETF - NAV	Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index)	S&P Composite 1500® Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,154	$9,148	$10,085
8/31/23	$9,142	$9,148	$10,085
9/30/23	$8,138	$8,145	$9,599
10/31/23	$7,117	$7,125	$9,370
11/30/23	$7,581	$7,595	$10,221
12/31/23	$8,546	$8,566	$10,730
1/31/24	$7,626	$7,643	$10,873
2/29/24	$7,917	$7,939	$11,452
3/31/24	$8,017	$8,039	$11,836
4/30/24	$7,297	$7,313	$11,335
5/31/24	$8,085	$8,104	$11,893
6/30/24	$7,374	$7,389	$12,269
7/31/24	$7,978	$7,990	$12,477
8/31/24	$7,721	$7,736	$12,749
9/30/24	$7,770	$7,781	$13,011
10/31/24	$7,457	$7,463	$12,888
11/30/24	$7,934	$7,939	$13,682
12/31/24	$7,299	$7,297	$13,300
1/31/25	$7,386	$7,378	$13,678
2/28/25	$6,736	$6,727	$13,462
3/31/25	$6,169	$6,157	$12,703
4/30/25	$6,258	$6,246	$12,595
5/31/25	$6,912	$6,904	$13,379

Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	-14.51%	-17.77%
Solactive United States Green Infrastructure ESG Screened Index	-14.82%	-17.82%
S&P Composite 1500® Index	12.49%	16.67%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	3,829,011
Number of Portfolio Holdings	46
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	14,201

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	30.0% of Net Assets
Microvast Holdings, Inc.	4.2%
EVgo, Inc.	3.2%
PureCycle Technologies, Inc.	3.1%
Array Technologies, Inc.	3.0%
NEXTracker, Inc.	3.0%
GE Vernova, Inc.	3.0%
Shoals Technologies Group, Inc.	2.7%
Tesla, Inc.	2.7%
Rivian Automotive, Inc.	2.6%
First Solar, Inc.	2.5%

Sector Allocation

Sector	% of Net Assets
Industrials	63%
Materials	14%
Consumer Discretionary	12%
Information Technology	5%
Utilities	4%
Energy	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

UPGR-TSRA

R-101070-2 (7/25) DBX006689 (07/26)

Xtrackers US National Critical Technologies ETF

CRTC: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$37	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Whitney U.S. Critical Technologies Index (the Underlying Index). The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned 10.54% for the period ended May 31, 2025. The Fund's underlying index returned 10.48% and the Fund's broad-based index the MSCI World Index returned 13.72% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Consumer Discretionary. The Energy, Materials and Real Estate sectors detracted from the performance. From a geographical perspective, the United States, the United Kingdom and Canada were the major positive contributors, while Denmark, Australia and France contributed negatively to performance.

Fund Performance

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers US National Critical Technologies ETF - NAV	Solactive Whitney U.S. Critical Technologies Index (the Underlying Index)	MSCI World Index
11/16/23	$10,000	$10,000	$10,000
11/30/23	$10,207	$10,205	$10,170
12/31/23	$10,699	$10,699	$10,661
1/31/24	$10,979	$10,978	$10,794
2/29/24	$11,402	$11,402	$11,249
3/31/24	$11,814	$11,816	$11,597
4/30/24	$11,334	$11,335	$11,177
5/31/24	$11,770	$11,768	$11,672
6/30/24	$12,188	$12,187	$11,923
7/31/24	$12,254	$12,252	$12,133
8/31/24	$12,412	$12,408	$12,454
9/30/24	$12,657	$12,653	$12,682
10/31/24	$12,498	$12,494	$12,431
11/30/24	$13,096	$13,090	$13,001
12/31/24	$12,632	$12,626	$12,662
1/31/25	$13,082	$13,076	$13,109
2/28/25	$12,815	$12,808	$13,015
3/31/25	$12,106	$12,100	$12,435
4/30/25	$12,078	$12,071	$12,546
5/31/25	$13,011	$13,001	$13,288

Fund/Index	1-Year	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	10.54%	18.60%
Solactive Whitney U.S. Critical Technologies Index	10.48%	18.55%
MSCI World Index	13.72%	20.24%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	112,124,556
Number of Portfolio Holdings	225
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	242,221

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	35.8% of Net Assets
NVIDIA Corp.	5.9%
Meta Platforms, Inc.	5.7%
Microsoft Corp.	5.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc.	4.9%
Exxon Mobil Corp.	2.4%
AbbVie, Inc.	1.8%
Palantir Technologies, Inc.	1.5%
Oracle Corp.	1.5%
Cisco Systems, Inc.	1.4%

Sector Allocation

Sector	% of Net Assets
Information Technology	35%
Health Care	17%
Communication Services	16%
Industrials	13%
Consumer Discretionary	6%
Utilities	5%
Energy	5%
Materials	2%
Financials	1%
Real Estate	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. Investing involves risk, including the possible loss of principal. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CRTC-TSRA

R-101071-2 (7/25) DBX006690 (07/26)

Xtrackers Harvest CSI 300 China A‑Shares ETF

ASHR: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$68	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned 9.72% for the period ended May 31, 2025. The Fund's underlying index returned 11.30% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Industrials. The Consumer Staples, Materials and Energy sectors detracted from performance.

Fund Performance

CSI 300 Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	CSI 300 Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,275	$9,268	$9,721
'15	$7,911	$7,952	$9,694
'15	$6,635	$6,831	$8,953
'15	$6,407	$6,526	$8,538
'15	$7,170	$7,236	$9,174
'15	$7,136	$7,222	$8,984
'15	$7,324	$7,443	$8,815
'16	$5,699	$5,804	$8,215
'16	$5,606	$5,695	$8,121
'16	$6,403	$6,450	$8,782
'16	$6,250	$6,317	$9,013
'16	$6,190	$6,253	$8,861
'16	$6,135	$6,203	$8,725
'16	$6,349	$6,351	$9,157
'16	$6,542	$6,580	$9,215
'16	$6,406	$6,447	$9,328
'16	$6,461	$6,514	$9,194
'16	$6,716	$6,792	$8,982
'16	$6,221	$6,269	$9,211
'17	$6,504	$6,509	$9,538
'17	$6,601	$6,647	$9,690
'17	$6,588	$6,632	$9,935
'17	$6,536	$6,597	$10,148
'17	$6,786	$6,785	$10,477
'17	$7,142	$7,213	$10,510
'17	$7,384	$7,462	$10,897
'17	$7,709	$7,792	$10,954
'17	$7,674	$7,744	$11,158
'17	$8,027	$8,138	$11,368
'17	$8,038	$8,162	$11,460
'17	$8,199	$8,335	$11,716
'18	$8,981	$9,140	$12,369
'18	$8,400	$8,561	$11,785
'18	$8,193	$8,338	$11,560
'18	$7,839	$7,977	$11,762
'18	$7,829	$8,013	$11,490
'18	$7,032	$7,204	$11,275
'18	$6,918	$7,051	$11,544
'18	$6,539	$6,693	$11,303
'18	$6,719	$6,854	$11,354
'18	$6,072	$6,213	$10,431
'18	$6,137	$6,273	$10,529
'18	$5,899	$6,032	$10,052
'19	$6,413	$6,559	$10,812
'19	$7,352	$7,537	$11,024
'19	$7,728	$7,910	$11,089
'19	$7,793	$7,976	$11,382
'19	$7,043	$7,247	$10,771
'19	$7,526	$7,731	$11,420
'19	$7,549	$7,779	$11,282
'19	$7,227	$7,434	$10,933
'19	$7,278	$7,499	$11,215
'19	$7,509	$7,733	$11,606
'19	$7,411	$7,627	$11,708
'19	$7,997	$8,234	$12,215
'20	$7,024	$8,094	$11,887
'20	$7,664	$7,881	$10,947
'20	$7,049	$7,283	$9,362
'20	$7,495	$7,779	$10,072
'20	$7,362	$7,600	$10,401
'20	$8,037	$8,332	$10,872
'20	$9,217	$9,565	$11,356
'20	$9,656	$10,016	$11,842
'20	$9,289	$9,606	$11,551
'20	$9,628	$10,010	$11,303
'20	$10,344	$10,739	$12,823
'20	$10,991	$11,384	$13,516
'21	$11,356	$11,825	$13,546
'21	$11,263	$11,782	$13,814
'21	$10,519	$10,988	$13,989
'21	$10,827	$11,317	$14,400
'21	$11,444	$11,941	$14,835
'21	$11,100	$11,635	$14,755
'21	$10,282	$10,765	$14,511
'21	$10,310	$10,776	$14,787
'21	$10,444	$10,910	$14,314
'21	$10,613	$11,142	$14,655
'21	$10,511	$10,999	$13,996
'21	$10,752	$11,243	$14,574
'22	$9,911	$10,407	$14,037
'22	$10,022	$10,530	$13,759
'22	$9,178	$9,657	$13,781
'22	$8,346	$8,835	$12,916
'22	$8,492	$8,934	$13,008
'22	$9,341	$9,804	$11,889
'22	$8,666	$9,118	$12,296
'22	$8,300	$8,732	$11,901
'22	$7,478	$7,923	$10,712
'22	$6,702	$7,121	$11,032
'22	$7,669	$7,964	$12,334
'22	$7,851	$8,242	$12,242
'23	$8,633	$9,111	$13,235
'23	$8,202	$8,684	$12,770
'23	$8,239	$8,739	$13,082
'23	$8,102	$8,628	$13,309
'23	$7,449	$7,936	$12,826
'23	$7,451	$7,928	$13,401
'23	$7,974	$8,469	$13,946
'23	$7,345	$7,802	$13,316
'23	$7,179	$7,634	$12,895
'23	$6,901	$7,382	$12,363
'23	$6,942	$7,421	$13,476
'23	$6,825	$7,326	$14,153
'24	$6,325	$6,778	$14,013
'24	$6,903	$7,400	$14,367
'24	$6,861	$7,376	$14,795
'24	$7,039	$7,541	$14,551
'24	$6,989	$7,506	$14,973
'24	$6,760	$7,288	$14,959
'24	$6,858	$7,363	$15,305
'24	$6,753	$7,258	$15,741
'24	$8,269	$8,886	$16,165
'24	$7,842	$8,488	$15,372
'24	$7,739	$8,418	$15,233
'24	$7,682	$8,389	$14,937
'25	$7,489	$8,191	$15,538
'25	$7,664	$8,324	$15,754
'25	$7,692	$8,362	$15,718
'25	$7,458	$8,102	$16,286
'25	$7,668	$8,354	$17,032

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	9.72%	0.82%	-2.62%
CSI 300 Index	11.30%	1.91%	-1.78%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	2,014,675,761
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	143
Total Net Advisory Fees Paid ($)	14,257,775

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	23.4% of Net Assets
Kweichow Moutai Co. Ltd.	4.7%
Contemporary Amperex Technology Co. Ltd.	3.3%
Ping An Insurance Group Co. of China Ltd.	2.9%
China Merchants Bank Co. Ltd.	2.7%
Midea Group Co. Ltd.	1.9%
China Yangtze Power Co. Ltd.	1.9%
Industrial Bank Co. Ltd.	1.6%
BYD Co. Ltd.	1.6%
Zijin Mining Group Co. Ltd.	1.5%
East Money Information Co. Ltd.	1.3%

Sector Allocation

Sector	% of Net Assets
Financials	26%
Industrials	16%
Information Technology	16%
Consumer Staples	11%
Consumer Discretionary	9%
Materials	8%
Health Care	6%
Utilities	4%
Energy	2%
Real Estate	1%
Communication Services	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHR-TSRA

R-101064-2 (7/25) DBX006676 (07/26)

Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF

ASHS: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$68	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned 8.21% for the period ended May 31, 2025. The Fund's underlying index returned 9.48% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Consumer Discretionary and Communication Services. The Energy, Materials and Utilities sectors detracted from performance.

Fund Performance

CSI 500 Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	CSI 500 Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$8,884	$8,944	$9,721
'15	$7,351	$7,762	$9,694
'15	$5,856	$6,436	$8,953
'15	$5,495	$6,011	$8,538
'15	$6,643	$6,987	$9,174
'15	$6,854	$7,227	$8,984
'15	$6,951	$7,321	$8,815
'16	$4,882	$5,190	$8,215
'16	$4,805	$5,100	$8,121
'16	$5,729	$5,942	$8,782
'16	$5,554	$5,767	$9,013
'16	$5,463	$5,648	$8,861
'16	$5,574	$5,782	$8,725
'16	$5,665	$5,856	$9,157
'16	$5,822	$6,050	$9,215
'16	$5,732	$5,959	$9,328
'16	$5,752	$5,986	$9,194
'16	$5,757	$6,008	$8,982
'16	$5,401	$5,648	$9,211
'17	$5,479	$5,682	$9,538
'17	$5,661	$5,901	$9,690
'17	$5,603	$5,836	$9,935
'17	$5,414	$5,661	$10,148
'17	$5,191	$5,374	$10,477
'17	$5,468	$5,722	$10,510
'17	$5,665	$5,924	$10,897
'17	$5,930	$6,205	$10,954
'17	$5,994	$6,266	$11,158
'17	$5,968	$6,263	$11,368
'17	$5,696	$5,998	$11,460
'17	$5,770	$6,077	$11,716
'18	$5,903	$6,219	$12,369
'18	$5,700	$6,024	$11,785
'18	$5,759	$6,074	$11,560
'18	$5,543	$5,851	$11,762
'18	$5,384	$5,703	$11,490
'18	$4,706	$5,019	$11,275
'18	$4,572	$4,854	$11,544
'18	$4,221	$4,505	$11,303
'18	$4,200	$4,457	$11,354
'18	$3,687	$3,920	$10,431
'18	$3,808	$4,030	$10,529
'18	$3,676	$3,889	$10,052
'19	$3,768	$3,985	$10,812
'19	$4,532	$4,806	$11,024
'19	$4,984	$5,276	$11,089
'19	$4,760	$5,038	$11,382
'19	$4,292	$4,566	$10,771
'19	$4,366	$4,653	$11,420
'19	$4,310	$4,604	$11,282
'19	$4,144	$4,420	$10,933
'19	$4,200	$4,487	$11,215
'19	$4,233	$4,520	$11,606
'19	$4,222	$4,505	$11,708
'19	$4,589	$4,891	$12,215
'20	$4,209	$5,022	$11,887
'20	$4,731	$5,038	$10,947
'20	$4,303	$4,602	$9,362
'20	$4,579	$4,918	$10,072
'20	$4,593	$4,907	$10,401
'20	$5,044	$5,406	$10,872
'20	$5,734	$6,153	$11,356
'20	$5,929	$6,359	$11,842
'20	$5,558	$5,943	$11,551
'20	$5,554	$5,971	$11,303
'20	$5,839	$6,269	$12,823
'20	$5,947	$6,371	$13,516
'21	$5,976	$6,423	$13,546
'21	$5,955	$6,436	$13,814
'21	$5,778	$6,236	$13,989
'21	$6,076	$6,560	$14,400
'21	$6,369	$6,861	$14,835
'21	$6,413	$6,952	$14,755
'21	$6,396	$6,929	$14,511
'21	$6,854	$7,432	$14,787
'21	$6,717	$7,275	$14,314
'21	$6,673	$7,276	$14,655
'21	$6,919	$7,539	$13,996
'21	$7,015	$7,649	$14,574
'22	$6,267	$6,853	$14,037
'22	$6,576	$7,193	$13,759
'22	$6,029	$6,606	$13,781
'22	$5,134	$5,654	$12,916
'22	$5,485	$6,020	$13,008
'22	$5,901	$6,453	$11,889
'22	$5,727	$6,277	$12,296
'22	$5,481	$6,003	$11,901
'22	$4,916	$5,418	$10,712
'22	$4,847	$5,364	$11,032
'22	$5,360	$5,791	$12,334
'22	$5,203	$5,675	$12,242
'23	$5,712	$6,265	$13,235
'23	$5,610	$6,165	$12,770
'23	$5,654	$6,216	$13,082
'23	$5,526	$6,073	$13,309
'23	$5,226	$5,756	$12,826
'23	$5,100	$5,624	$13,401
'23	$5,285	$5,809	$13,946
'23	$4,892	$5,373	$13,316
'23	$4,837	$5,318	$12,895
'23	$4,669	$5,157	$12,363
'23	$4,813	$5,313	$13,476
'23	$4,723	$5,228	$14,153
'24	$4,054	$4,466	$14,013
'24	$4,601	$5,075	$14,367
'24	$4,459	$4,935	$14,795
'24	$4,650	$5,131	$14,551
'24	$4,545	$5,030	$14,973
'24	$4,244	$4,700	$14,959
'24	$4,247	$4,690	$15,305
'24	$4,113	$4,541	$15,741
'24	$5,142	$5,688	$16,165
'24	$5,156	$5,761	$15,372
'24	$5,030	$5,626	$15,233
'24	$4,862	$5,457	$14,937
'25	$4,763	$5,353	$15,538
'25	$5,020	$5,597	$15,754
'25	$5,037	$5,625	$15,718
'25	$4,837	$5,396	$16,286
'25	$4,918	$5,507	$17,032

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	8.21%	1.38%	-6.85%
CSI 500 Index	9.48%	2.34%	-5.79%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	26,870,539
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	181,855

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	6.9% of Net Assets
Kuang-Chi Technologies Co. Ltd.	1.0%
Anhui Jianghuai Automobile Group Corp. Ltd.	1.0%
Victory Giant Technology Huizhou Co. Ltd.	0.8%
Chifeng Jilong Gold Mining Co. Ltd.	0.7%
Huagong Tech Co. Ltd.	0.6%
Jiangsu Hoperun Software Co. Ltd.	0.6%
Bank of Suzhou Co. Ltd.	0.6%
Suzhou Dongshan Precision Manufacturing Co. Ltd.	0.6%
Sichuan Changhong Electric Co. Ltd.	0.5%
Ninebot Ltd.	0.5%

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Materials	16%
Industrials	16%
Health Care	11%
Financials	10%
Consumer Discretionary	9%
Consumer Staples	4%
Utilities	3%
Communication Services	3%
Real Estate	2%
Energy	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHS-TSRA

R-101065-2 (7/25) DBX006677 (07/26)

Xtrackers MSCI All World ex US Hedged Equity ETF

DBAW: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$42	0.40%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 10.95% for the period ended May 31, 2025. The Fund's underlying index returned 11.36% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. The Energy and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Germany and Japan while Denmark, Korea and Turkey contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,600	$9,604	$9,721
'15	$9,741	$9,751	$9,694
'15	$9,022	$9,046	$8,953
'15	$8,659	$8,671	$8,538
'15	$9,256	$9,276	$9,174
'15	$9,279	$9,307	$8,984
'15	$9,044	$9,082	$8,815
'16	$8,553	$8,595	$8,215
'16	$8,329	$8,368	$8,121
'16	$8,686	$8,732	$8,782
'16	$8,784	$8,826	$9,013
'16	$8,883	$8,933	$8,861
'16	$8,667	$8,712	$8,725
'16	$9,057	$9,112	$9,157
'16	$9,181	$9,235	$9,215
'16	$9,209	$9,275	$9,328
'16	$9,297	$9,373	$9,194
'16	$9,316	$9,418	$8,982
'16	$9,626	$9,730	$9,211
'17	$9,726	$9,836	$9,538
'17	$9,906	$10,022	$9,690
'17	$10,127	$10,248	$9,935
'17	$10,293	$10,412	$10,148
'17	$10,504	$10,622	$10,477
'17	$10,480	$10,603	$10,510
'17	$10,653	$10,784	$10,897
'17	$10,710	$10,846	$10,954
'17	$10,945	$11,090	$11,157
'17	$11,292	$11,445	$11,367
'17	$11,230	$11,390	$11,460
'17	$11,407	$11,574	$11,716
'18	$11,692	$11,867	$12,368
'18	$11,300	$11,477	$11,785
'18	$11,070	$11,241	$11,560
'18	$11,469	$11,654	$11,762
'18	$11,392	$11,574	$11,491
'18	$11,325	$11,504	$11,275
'18	$11,598	$11,785	$11,544
'18	$11,447	$11,637	$11,303
'18	$11,528	$11,722	$11,354
'18	$10,768	$10,949	$10,431
'18	$10,856	$11,039	$10,529
'18	$10,323	$10,502	$10,052
'19	$10,975	$11,168	$10,812
'19	$11,287	$11,495	$11,024
'19	$11,452	$11,660	$11,089
'19	$11,833	$12,045	$11,382
'19	$11,247	$11,456	$10,771
'19	$11,740	$11,964	$11,420
'19	$11,775	$12,002	$11,282
'19	$11,522	$11,745	$10,933
'19	$11,859	$12,095	$11,215
'19	$12,088	$12,334	$11,606
'19	$12,309	$12,564	$11,708
'19	$12,620	$12,889	$12,215
'20	$12,409	$12,694	$11,887
'20	$11,594	$11,855	$10,947
'20	$10,143	$10,377	$9,362
'20	$10,826	$11,079	$10,072
'20	$11,157	$11,414	$10,401
'20	$11,570	$11,841	$10,872
'20	$11,730	$12,010	$11,356
'20	$12,129	$12,422	$11,842
'20	$11,976	$12,268	$11,551
'20	$11,697	$11,990	$11,303
'20	$13,040	$13,372	$12,823
'20	$13,500	$13,853	$13,516
'21	$13,622	$13,977	$13,546
'21	$13,920	$14,289	$13,814
'21	$14,365	$14,745	$13,989
'21	$14,570	$14,958	$14,400
'21	$14,875	$15,276	$14,835
'21	$15,040	$15,446	$14,755
'21	$14,804	$15,198	$14,511
'21	$15,115	$15,528	$14,787
'21	$14,837	$15,248	$14,314
'21	$15,136	$15,557	$14,655
'21	$14,736	$15,150	$13,996
'21	$15,238	$15,671	$14,574
'22	$14,812	$15,230	$14,037
'22	$14,471	$14,921	$13,759
'22	$14,621	$15,045	$13,781
'22	$14,299	$14,714	$12,916
'22	$14,290	$14,696	$13,008
'22	$13,457	$13,845	$11,889
'22	$13,949	$14,355	$12,296
'22	$13,767	$14,192	$11,901
'22	$12,854	$13,246	$10,712
'22	$13,248	$13,663	$11,032
'22	$14,326	$14,786	$12,334
'22	$13,918	$14,374	$12,242
'23	$14,853	$15,335	$13,235
'23	$14,701	$15,188	$12,770
'23	$14,859	$15,345	$13,082
'23	$15,108	$15,604	$13,309
'23	$14,863	$15,364	$12,826
'23	$15,412	$15,934	$13,401
'23	$15,854	$16,403	$13,946
'23	$15,457	$16,004	$13,316
'23	$15,259	$15,799	$12,895
'23	$14,762	$15,289	$12,363
'23	$15,670	$16,245	$13,476
'23	$16,167	$16,768	$14,153
'24	$16,299	$16,911	$14,013
'24	$16,876	$17,524	$14,367
'24	$17,502	$18,170	$14,795
'24	$17,486	$18,166	$14,551
'24	$17,844	$18,544	$14,973
'24	$17,987	$18,702	$14,959
'24	$18,200	$18,937	$15,305
'24	$18,300	$19,060	$15,741
'24	$18,609	$19,388	$16,165
'24	$18,333	$19,086	$15,372
'24	$18,372	$19,128	$15,233
'24	$18,455	$19,218	$14,937
'25	$19,116	$19,960	$15,538
'25	$19,342	$20,140	$15,754
'25	$18,996	$19,788	$15,718
'25	$18,969	$19,779	$16,286
'25	$19,798	$20,651	$17,032

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	10.95%	12.15%	7.07%
MSCI ACWI ex USA US Dollar Hedged Index	11.36%	12.59%	7.52%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	176,998,906
Number of Portfolio Holdings	1,846
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	589,586

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	10.9% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.7%
Tencent Holdings Ltd. (China)	1.4%
SAP SE (Germany)	1.1%
ASML Holding NV (Netherlands)	1.0%
Nestle SA (Switzerland)	0.9%
Alibaba Group Holding Ltd. (China)	0.8%
Roche Holding AG (Switzerland)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novo Nordisk A/S (Denmark)	0.7%
Samsung Electronics Co. Ltd. (South Korea)	0.7%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	14%
Information Technology	12%
Consumer Discretionary	10%
Health Care	8%
Consumer Staples	7%
Materials	6%
Communication Services	6%
Energy	5%
Utilities	3%
Real Estate	2%
Other	0%

Geographical Diversification

Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	8%
China	7%
France	7%
Germany	6%
Switzerland	6%
Taiwan	5%
India	5%
Australia	4%
Netherlands	3%
Other	20%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBAW-TSRA

R-101072-2 (7/25) DBX006679 (07/26)

Xtrackers MSCI EAFE Hedged Equity ETF

DBEF: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$37	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 9.53% for the period ended May 31, 2025. The Fund's underlying index returned 9.69% and the Fund's broad-based index the MSCI EAFE Index returned 13.33% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. The Energy, Materials and Health Care sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, Japan and the United Kingdom while Denmark, Netherlands and Portugal contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI EAFE US Dollar Hedge Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE Hedged Equity ETF - NAV	MSCI EAFE US Dollar Hedged Index (the Underlying Index)	MSCI EAFE Index
'15	$10,000	$10,000	$10,000
'15	$9,535	$9,549	$9,717
'15	$9,869	$9,884	$9,918
'15	$9,111	$9,127	$9,189
'15	$8,677	$8,693	$8,722
'15	$9,355	$9,381	$9,404
'15	$9,472	$9,502	$9,258
'15	$9,213	$9,245	$9,134
'16	$8,685	$8,719	$8,473
'16	$8,372	$8,408	$8,318
'16	$8,631	$8,668	$8,859
'16	$8,742	$8,779	$9,116
'16	$8,911	$8,948	$9,033
'16	$8,570	$8,604	$8,730
'16	$8,981	$9,020	$9,172
'16	$9,064	$9,112	$9,179
'16	$9,102	$9,150	$9,291
'16	$9,213	$9,266	$9,101
'16	$9,320	$9,381	$8,920
'16	$9,743	$9,814	$9,225
'17	$9,760	$9,835	$9,493
'17	$9,971	$10,052	$9,628
'17	$10,227	$10,307	$9,893
'17	$10,383	$10,464	$10,145
'17	$10,618	$10,698	$10,518
'17	$10,544	$10,626	$10,499
'17	$10,625	$10,711	$10,802
'17	$10,631	$10,721	$10,798
'17	$10,929	$11,023	$11,066
'17	$11,259	$11,359	$11,234
'17	$11,206	$11,312	$11,352
'17	$11,358	$11,467	$11,534
'18	$11,507	$11,623	$12,113
'18	$11,148	$11,265	$11,566
'18	$10,906	$11,016	$11,338
'18	$11,425	$11,539	$11,617
'18	$11,366	$11,483	$11,356
'18	$11,350	$11,470	$11,217
'18	$11,664	$11,794	$11,493
'18	$11,487	$11,618	$11,271
'18	$11,667	$11,804	$11,369
'18	$10,934	$11,068	$10,464
'18	$10,927	$11,066	$10,451
'18	$10,307	$10,439	$9,944
'19	$10,892	$11,036	$10,597
'19	$11,285	$11,438	$10,867
'19	$11,462	$11,615	$10,936
'19	$11,872	$12,029	$11,243
'19	$11,351	$11,499	$10,704
'19	$11,865	$12,022	$11,338
'19	$11,967	$12,129	$11,195
'19	$11,699	$11,861	$10,905
'19	$12,128	$12,299	$11,217
'19	$12,356	$12,532	$11,620
'19	$12,626	$12,811	$11,751
'19	$12,822	$13,011	$12,133
'20	$12,680	$12,872	$11,879
'20	$11,678	$11,863	$10,806
'20	$10,263	$10,420	$9,363
'20	$10,845	$11,003	$9,968
'20	$11,288	$11,455	$10,402
'20	$11,592	$11,765	$10,757
'20	$11,379	$11,552	$11,007
'20	$11,846	$12,032	$11,573
'20	$11,734	$11,922	$11,272
'20	$11,278	$11,461	$10,822
'20	$12,791	$13,001	$12,500
'20	$13,120	$13,337	$13,081
'21	$13,071	$13,293	$12,942
'21	$13,411	$13,644	$13,232
'21	$14,108	$14,353	$13,536
'21	$14,298	$14,543	$13,944
'21	$14,705	$14,953	$14,444
'21	$14,809	$15,063	$14,236
'21	$14,871	$15,129	$14,344
'21	$15,204	$15,474	$14,597
'21	$15,022	$15,284	$14,173
'21	$15,355	$15,628	$14,522
'21	$14,979	$15,249	$13,846
'21	$15,648	$15,928	$14,555
'22	$15,088	$15,364	$13,851
'22	$14,762	$15,035	$13,606
'22	$15,092	$15,369	$13,694
'22	$14,918	$15,182	$12,808
'22	$14,902	$15,164	$12,904
'22	$14,003	$12,721	$11,706
'22	$14,749	$13,400	$12,289
'22	$14,439	$13,123	$11,706
'22	$13,603	$12,363	$10,611
'22	$14,357	$13,046	$11,181
'22	$15,347	$13,956	$12,441
'22	$14,905	$13,563	$12,451
'23	$15,895	$14,464	$13,459
'23	$16,018	$14,583	$13,178
'23	$16,144	$14,692	$13,505
'23	$16,554	$15,063	$13,886
'23	$16,337	$14,865	$13,298
'23	$16,963	$15,432	$13,904
'23	$17,283	$15,730	$14,353
'23	$16,999	$15,481	$13,804
'23	$16,856	$15,348	$13,332
'23	$16,327	$14,873	$12,792
'23	$17,297	$15,771	$13,979
'23	$17,839	$16,268	$14,722
'24	$18,324	$16,716	$14,806
'24	$18,902	$17,253	$15,077
'24	$19,681	$17,957	$15,556
'24	$19,580	$17,862	$15,174
'24	$20,114	$18,346	$15,762
'24	$20,043	$18,284	$15,508
'24	$20,236	$18,467	$15,963
'24	$20,359	$18,585	$16,482
'24	$20,323	$18,553	$16,634
'24	$20,058	$18,320	$15,729
'24	$20,204	$18,457	$15,640
'24	$20,328	$18,569	$15,284
'25	$21,340	$19,499	$16,088
'25	$21,572	$19,717	$16,400
'25	$21,005	$19,193	$16,333
'25	$21,007	$19,194	$17,082
'25	$22,031	$20,124	$17,863

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	9.53%	14.31%	8.22%
MSCI EAFE US Dollar Hedged Index	9.69%	14.50%	8.47%
MSCI EAFE Index	13.33%	11.42%	5.97%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	8,031,260,664
Number of Portfolio Holdings	698
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	23,771,276

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	12.8% of Net Assets
SAP SE (Germany)	1.7%
ASML Holding NV (Netherlands)	1.6%
Nestle SA (Switzerland)	1.5%
Roche Holding AG (Switzerland)	1.3%
AstraZeneca PLC (United Kingdom)	1.2%
Novo Nordisk A/S (Denmark)	1.2%
Novartis AG (Switzerland)	1.2%
HSBC Holdings PLC (United Kingdom)	1.1%
Shell PLC (United Kingdom)	1.0%
Commonwealth Bank of Australia (Australia)	1.0%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	18%
Health Care	11%
Consumer Discretionary	10%
Consumer Staples	8%
Information Technology	8%
Materials	6%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	21%
United Kingdom	14%
France	11%
Germany	10%
Switzerland	10%
Australia	6%
Netherlands	5%
Sweden	4%
Spain	3%
Italy	3%
Denmark	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEF-TSRA

R-101066-2 (7/25) DBX006680 (07/26)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

DBEM: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$70	0.66%

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 11.47% for the period ended May 31, 2025. The Fund's underlying index returned 12.27% and the Fund's broad-based index the MSCI Emerging Markets Index returned 13.04% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Communication Services. The Energy, Materials and Utilities sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and South Africa while the United States, Korea and Turkey contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	MSCI EM US Dollar Hedged Index (the Underlying Index)	MSCI Emerging Markets Index
'15	$10,000	$10,000	$10,000
'15	$9,728	$9,751	$9,740
'15	$9,257	$9,309	$9,065
'15	$8,619	$8,693	$8,245
'15	$8,443	$8,521	$7,997
'15	$8,904	$8,969	$8,568
'15	$8,646	$8,708	$8,233
'15	$8,485	$8,598	$8,050
'16	$8,025	$8,137	$7,528
'16	$8,030	$8,127	$7,515
'16	$8,702	$8,817	$8,510
'16	$8,674	$8,790	$8,556
'16	$8,568	$8,701	$8,237
'16	$8,709	$8,825	$8,566
'16	$9,028	$9,183	$8,997
'16	$9,246	$9,415	$9,221
'16	$9,246	$9,436	$9,339
'16	$9,269	$9,472	$9,362
'16	$9,010	$9,250	$8,931
'16	$9,003	$9,243	$8,950
'17	$9,339	$9,598	$9,440
'17	$9,470	$9,745	$9,729
'17	$9,629	$9,918	$9,975
'17	$9,825	$10,135	$10,193
'17	$10,040	$10,371	$10,495
'17	$10,185	$10,526	$10,600
'17	$10,658	$11,031	$11,232
'17	$10,867	$11,248	$11,483
'17	$10,898	$11,286	$11,437
'17	$11,295	$11,711	$11,838
'17	$11,180	$11,601	$11,862
'17	$11,457	$11,882	$12,287
'18	$12,231	$12,686	$13,311
'18	$11,736	$12,189	$12,698
'18	$11,500	$11,936	$12,444
'18	$11,625	$12,083	$12,406
'18	$11,354	$11,816	$11,967
'18	$11,067	$11,524	$11,470
'18	$11,250	$11,715	$11,722
'18	$11,171	$11,644	$11,405
'18	$11,029	$11,502	$11,344
'18	$10,171	$10,614	$10,356
'18	$10,463	$10,931	$10,783
'18	$10,187	$10,653	$10,496
'19	$10,918	$11,426	$11,416
'19	$11,017	$11,547	$11,442
'19	$11,156	$11,701	$11,538
'19	$11,416	$11,992	$11,781
'19	$10,653	$11,201	$10,926
'19	$11,138	$11,715	$11,608
'19	$11,010	$11,592	$11,466
'19	$10,727	$11,297	$10,907
'19	$10,872	$11,457	$11,115
'19	$11,185	$11,798	$11,584
'19	$11,236	$11,859	$11,568
'19	$11,866	$12,540	$12,431
'20	$11,414	$12,125	$11,852
'20	$11,009	$11,664	$11,227
'20	$9,642	$10,218	$9,498
'20	$10,481	$11,120	$10,367
'20	$10,545	$11,182	$10,447
'20	$11,238	$11,918	$11,215
'20	$12,145	$12,884	$12,217
'20	$12,411	$13,154	$12,487
'20	$12,195	$12,930	$12,287
'20	$12,362	$13,114	$12,540
'20	$13,328	$14,138	$13,700
'20	$14,112	$14,996	$14,707
'21	$14,645	$15,552	$15,158
'21	$14,775	$15,702	$15,274
'21	$14,634	$15,554	$15,043
'21	$14,838	$15,791	$15,417
'21	$14,852	$15,822	$15,594
'21	$15,117	$16,104	$15,802
'21	$14,184	$15,112	$14,739
'21	$14,478	$15,437	$15,124
'21	$14,044	$14,990	$14,523
'21	$14,148	$15,103	$14,667
'21	$13,670	$14,601	$14,069
'21	$13,845	$14,796	$14,333
'22	$13,581	$14,515	$14,062
'22	$13,161	$14,184	$13,641
'22	$12,836	$13,768	$13,333
'22	$12,366	$13,276	$12,592
'22	$12,348	$13,240	$12,647
'22	$11,794	$12,641	$11,806
'22	$11,779	$12,649	$11,777
'22	$11,884	$12,793	$11,826
'22	$10,790	$11,610	$10,440
'22	$10,479	$11,300	$10,116
'22	$11,721	$12,650	$11,616
'22	$11,479	$12,387	$11,453
'23	$12,235	$13,198	$12,357
'23	$11,672	$12,593	$11,556
'23	$11,924	$12,863	$11,906
'23	$11,833	$12,773	$11,771
'23	$11,681	$12,641	$11,573
'23	$12,075	$13,072	$12,013
'23	$12,707	$13,770	$12,761
'23	$12,103	$13,134	$11,975
'23	$11,887	$12,901	$11,661
'23	$11,455	$12,434	$11,208
'23	$12,161	$13,217	$12,105
'23	$12,525	$13,635	$12,579
'24	$12,091	$13,166	$11,994
'24	$12,674	$13,830	$12,565
'24	$13,015	$14,203	$12,841
'24	$13,211	$14,442	$12,934
'24	$13,245	$14,513	$13,007
'24	$13,795	$15,135	$13,520
'24	$13,856	$15,227	$13,560
'24	$13,866	$15,289	$13,779
'24	$14,630	$16,149	$14,699
'24	$14,278	$15,695	$14,046
'24	$13,885	$15,268	$13,541
'24	$14,058	$15,447	$13,522
'25	$14,138	$15,684	$13,764
'25	$14,372	$15,793	$13,831
'25	$14,386	$15,837	$13,918
'25	$14,320	$15,797	$14,101
'25	$14,764	$16,294	$14,703

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	11.47%	6.96%	3.97%
MSCI EM US Dollar Hedged Index	12.27%	7.82%	5.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	68,489,246
Number of Portfolio Holdings	1,184
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	473,957

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	26.8% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.4%
Tencent Holdings Ltd. (China)	4.8%
Alibaba Group Holding Ltd. (China)	2.9%
Samsung Electronics Co. Ltd. (South Korea)	2.6%
HDFC Bank Ltd. (India)	1.5%
Xiaomi Corp. (China)	1.3%
Reliance Industries Ltd. (India)	1.2%
ICICI Bank Ltd. (India)	1.1%
Meituan (China)	1.0%
China Construction Bank Corp. (China)	1.0%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Information Technology	22%
Consumer Discretionary	13%
Communication Services	10%
Industrials	7%
Consumer Staples	5%
Materials	5%
Energy	4%
Utilities	3%
Health Care	3%
Real Estate	2%
Other	0%

Geographical Diversification

Country	% of Net Assets
China	26%
India	18%
Taiwan	18%
South Korea	9%
Brazil	4%
Saudi Arabia	4%
South Africa	3%
Mexico	2%
United Arab Emirates	2%
Other	12%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEM-TSRA

R-101073-2 (7/25) DBX006682 (07/26)

Xtrackers MSCI Europe Hedged Equity ETF

DBEU: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$47	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 8.86% for the period ended May 31, 2025. The Fund's underlying index returned 9.02% and the Fund's broad-based index the MSCI Europe Index returned 13.39% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Consumer Staples. The Energy, Health Care and Consumer Discretionary sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, the United Kingdom and Switzerland while Denmark, Netherlands and Portugal contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Europe Index captures large and mid-cap representation across Developed Markets countries in Europe. The index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

The MSCI Europe Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Europe Hedged Equity ETF - NAV	MSCI Europe US Dollar Hedged Index (the Underlying Index)	MSCI Europe Index
'15	$10,000	$10,000	$10,000
'15	$9,489	$9,491	$9,693
'15	$9,900	$9,908	$9,996
'15	$9,177	$9,188	$9,284
'15	$8,820	$8,832	$8,850
'15	$9,457	$9,475	$9,484
'15	$9,634	$9,656	$9,310
'15	$9,268	$9,294	$9,071
'16	$8,822	$8,847	$8,473
'16	$8,654	$8,685	$8,321
'16	$8,836	$8,868	$8,843
'16	$8,986	$9,011	$9,059
'16	$9,154	$9,180	$9,006
'16	$8,974	$8,997	$8,605
'16	$9,335	$9,364	$8,966
'16	$9,445	$9,483	$8,992
'16	$9,493	$9,535	$9,071
'16	$9,530	$9,576	$8,775
'16	$9,471	$9,526	$8,584
'16	$10,023	$10,090	$9,034
'17	$10,000	$10,069	$9,222
'17	$10,279	$10,355	$9,332
'17	$10,658	$10,734	$9,707
'17	$10,834	$10,908	$10,049
'17	$11,145	$11,216	$10,537
'17	$10,901	$10,975	$10,422
'17	$10,980	$11,061	$10,733
'17	$11,003	$11,090	$10,739
'17	$11,313	$11,406	$11,093
'17	$11,557	$11,656	$11,146
'17	$11,359	$11,466	$11,170
'17	$11,487	$11,600	$11,338
'18	$11,627	$11,745	$11,951
'18	$11,241	$11,362	$11,249
'18	$11,052	$11,167	$11,113
'18	$11,612	$11,728	$11,421
'18	$11,573	$11,690	$11,046
'18	$11,563	$11,683	$10,972
'18	$11,960	$12,091	$11,337
'18	$11,701	$11,832	$11,021
'18	$11,758	$11,896	$11,060
'18	$11,168	$11,300	$10,216
'18	$11,079	$11,218	$10,121
'18	$10,510	$10,648	$9,653
'19	$11,121	$11,274	$10,289
'19	$11,544	$11,706	$10,635
'19	$11,792	$11,959	$10,700
'19	$12,303	$12,474	$11,082
'19	$11,793	$11,951	$10,475
'19	$12,371	$12,539	$11,179
'19	$12,472	$12,648	$10,962
'19	$12,286	$12,464	$10,686
'19	$12,684	$12,873	$10,977
'19	$12,766	$12,958	$11,329
'19	$13,076	$13,278	$11,499
'19	$13,323	$13,532	$11,948
'20	$13,126	$13,339	$11,647
'20	$12,104	$12,308	$10,567
'20	$10,498	$10,673	$9,041
'20	$11,097	$11,271	$9,577
'20	$11,534	$11,717	$10,013
'20	$11,914	$12,104	$10,420
'20	$11,739	$11,923	$10,821
'20	$12,061	$12,256	$11,266
'20	$11,953	$12,154	$10,891
'20	$11,318	$11,514	$10,276
'20	$12,947	$13,170	$12,025
'20	$13,253	$13,479	$12,591
'21	$13,123	$13,355	$12,409
'21	$13,437	$13,682	$12,712
'21	$14,241	$14,503	$13,105
'21	$14,603	$14,862	$13,700
'21	$15,030	$15,290	$14,293
'21	$15,202	$15,470	$14,077
'21	$15,425	$15,705	$14,337
'21	$15,759	$16,052	$14,554
'21	$15,306	$15,585	$13,859
'21	$15,881	$16,179	$14,483
'21	$15,520	$15,814	$13,736
'21	$16,346	$16,659	$14,643
'22	$15,849	$16,159	$13,973
'22	$15,354	$15,662	$13,578
'22	$15,500	$15,807	$13,564
'22	$15,418	$15,711	$12,784
'22	$15,384	$15,671	$12,880
'22	$14,247	$14,517	$11,599
'22	$15,168	$15,421	$12,173
'22	$14,628	$14,862	$11,414
'22	$13,799	$14,020	$10,422
'22	$14,663	$14,906	$11,169
'22	$15,744	$16,021	$12,436
'22	$15,339	$15,620	$12,438
'23	$16,453	$16,759	$13,517
'23	$16,702	$17,020	$13,433
'23	$16,759	$17,070	$13,751
'23	$17,199	$17,518	$14,323
'23	$16,736	$17,042	$13,482
'23	$17,182	$17,496	$14,128
'23	$17,457	$17,791	$14,561
'23	$17,086	$17,425	$13,984
'23	$16,889	$17,226	$13,428
'23	$16,330	$16,664	$12,926
'23	$17,330	$17,693	$14,202
'23	$17,939	$18,322	$14,912
'24	$18,183	$18,579	$14,894
'24	$18,623	$19,039	$15,126
'24	$19,471	$19,901	$15,692
'24	$19,360	$19,782	$15,394
'24	$19,995	$20,420	$16,140
'24	$19,742	$20,169	$15,777
'24	$19,965	$20,404	$16,116
'24	$20,249	$20,704	$16,751
'24	$20,135	$20,592	$16,816
'24	$19,608	$20,061	$15,825
'24	$19,726	$20,184	$15,559
'24	$19,651	$20,105	$15,178
'25	$21,023	$21,514	$16,224
'25	$21,693	$22,207	$16,820
'25	$20,930	$21,419	$16,769
'25	$20,803	$21,292	$17,502
'25	$21,766	$22,262	$18,300

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	8.86%	13.54%	8.09%
MSCI Europe US Dollar Hedged Index	9.02%	13.70%	8.33%
MSCI Europe Index	13.39%	12.82%	6.23%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	684,512,143
Number of Portfolio Holdings	404
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,623,619

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	18.7% of Net Assets
SAP SE (Germany)	2.5%
ASML Holding NV (Netherlands)	2.3%
Nestle SA (Switzerland)	2.2%
Roche Holding AG (Switzerland)	1.9%
AstraZeneca PLC (United Kingdom)	1.8%
Novo Nordisk A/S (Denmark)	1.7%
Novartis AG (Switzerland)	1.7%
HSBC Holdings PLC (United Kingdom)	1.6%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.4%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Industrials	18%
Health Care	13%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	7%
Materials	5%
Utilities	4%
Energy	4%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United Kingdom	21%
France	16%
Germany	15%
Switzerland	15%
Netherlands	7%
Sweden	5%
Spain	5%
Italy	4%
Denmark	3%
Finland	2%
Other	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEU-TSRA

R-101074-2 (7/25) DBX006683 (07/26)

Xtrackers MSCI Eurozone Hedged Equity ETF

DBEZ: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$48	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned 13.56% for the period ended May 31, 2025. The Fund's underlying index returned 13.81% and the Fund's broad-based index the MSCI EMU IMI Index returned 16.93% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Utilities. The Consumer Discretionary and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, Spain and Italy while Netherlands and the United Kingdom were the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

MSCI EMU Investable Market Index (IMI) captures large, mid and small-cap representation across Developed Markets countries in the European Economic and Monetary Union (EMU). The index covers approximately 99% of the free float-adjusted market capitalization of the EMU region.

The MSCI EMU IMI Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	MSCI EMU IMI US Dollar Hedged Index (the Underlying Index)	MSCI EMU IMI Index
'15	$10,000	$10,000	$10,000
'15	$9,610	$9,603	$9,763
'15	$10,060	$10,061	$10,135
'15	$9,233	$9,237	$9,412
'15	$8,815	$8,821	$8,942
'15	$9,631	$9,648	$9,707
'15	$9,908	$9,924	$9,555
'15	$9,383	$9,401	$9,264
'16	$8,791	$8,804	$8,644
'16	$8,537	$8,558	$8,416
'16	$8,816	$8,833	$9,071
'16	$8,930	$8,946	$9,226
'16	$9,155	$9,159	$9,315
'16	$8,602	$8,605	$8,722
'16	$9,062	$9,067	$9,237
'16	$9,183	$9,197	$9,322
'16	$9,209	$9,224	$9,420
'16	$9,316	$9,332	$9,288
'16	$9,286	$9,302	$8,947
'16	$9,942	$9,954	$9,508
'17	$9,879	$9,895	$9,669
'17	$10,146	$10,164	$9,758
'17	$10,705	$10,728	$10,347
'17	$10,993	$11,016	$10,796
'17	$11,220	$11,230	$11,340
'17	$10,953	$10,965	$11,215
'17	$11,023	$11,039	$11,647
'17	$10,994	$11,018	$11,702
'17	$11,499	$11,527	$12,159
'17	$11,776	$11,807	$12,260
'17	$11,551	$11,595	$12,304
'17	$11,506	$11,551	$12,317
'18	$11,902	$11,956	$13,187
'18	$11,490	$11,547	$12,438
'18	$11,274	$11,331	$12,279
'18	$11,820	$11,878	$12,631
'18	$11,690	$11,742	$12,037
'18	$11,610	$11,659	$11,924
'18	$12,011	$12,067	$12,341
'18	$11,742	$11,802	$11,972
'18	$11,709	$11,773	$11,896
'18	$10,981	$11,040	$10,836
'18	$10,892	$10,953	$10,718
'18	$10,266	$10,325	$10,172
'19	$10,959	$11,028	$10,876
'19	$11,400	$11,475	$11,208
'19	$11,580	$11,655	$11,202
'19	$12,203	$12,279	$11,753
'19	$11,534	$11,585	$10,992
'19	$12,161	$12,214	$11,801
'19	$12,204	$12,261	$11,558
'19	$12,072	$12,135	$11,286
'19	$12,521	$12,590	$11,573
'19	$12,725	$12,798	$12,000
'19	$13,089	$13,172	$12,188
'19	$13,287	$13,373	$12,562
'20	$13,079	$13,170	$12,188
'20	$12,080	$12,173	$11,137
'20	$9,984	$10,058	$9,167
'20	$10,682	$10,757	$9,778
'20	$11,212	$11,288	$10,409
'20	$11,753	$11,828	$11,004
'20	$11,620	$11,686	$11,442
'20	$12,044	$12,119	$11,990
'20	$11,852	$11,934	$11,562
'20	$11,184	$11,269	$10,834
'20	$13,166	$13,269	$13,040
'20	$13,479	$13,588	$13,639
'21	$13,344	$13,459	$13,403
'21	$13,830	$13,954	$13,875
'21	$14,699	$14,840	$14,303
'21	$15,054	$15,193	$14,982
'21	$15,535	$15,676	$15,627
'21	$15,586	$15,733	$15,260
'21	$15,809	$15,966	$15,475
'21	$16,216	$16,384	$15,801
'21	$15,702	$15,854	$14,992
'21	$16,322	$16,492	$15,565
'21	$15,792	$15,962	$14,635
'21	$16,584	$16,764	$15,501
'22	$16,015	$16,192	$14,741
'22	$15,213	$15,388	$14,030
'22	$15,147	$15,320	$13,818
'22	$14,907	$15,076	$12,864
'22	$15,019	$15,177	$13,131
'22	$13,645	$13,787	$11,589
'22	$14,633	$14,774	$12,106
'22	$13,925	$14,070	$11,339
'22	$13,058	$13,195	$10,314
'22	$14,127	$14,280	$11,231
'22	$15,350	$15,525	$12,650
'22	$14,851	$15,029	$12,664
'23	$16,330	$16,529	$14,126
'23	$16,629	$16,842	$14,038
'23	$16,708	$16,920	$14,418
'23	$16,975	$17,193	$14,857
'23	$16,607	$16,808	$13,989
'23	$17,261	$17,475	$14,845
'23	$17,642	$17,860	$15,304
'23	$17,141	$17,362	$14,615
'23	$16,615	$16,829	$13,790
'23	$16,067	$16,280	$13,300
'23	$17,404	$17,647	$14,822
'23	$18,019	$18,276	$15,511
'24	$18,369	$18,638	$15,543
'24	$18,943	$19,225	$15,954
'24	$19,808	$20,105	$16,632
'24	$19,482	$19,772	$16,173
'24	$20,086	$20,370	$16,890
'24	$19,563	$19,842	$16,214
'24	$19,694	$19,983	$16,462
'24	$20,008	$20,310	$17,081
'24	$20,220	$20,533	$17,385
'24	$19,588	$19,900	$16,349
'24	$19,617	$19,933	$15,912
'24	$19,892	$20,215	$15,807
'25	$21,315	$21,671	$16,988
'25	$22,066	$22,437	$17,574
'25	$21,433	$21,796	$17,720
'25	$21,525	$21,895	$18,708
'25	$22,810	$23,183	$19,748

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	13.56%	15.26%	8.60%
MSCI EMU IMI US Dollar Hedged Index	13.81%	15.48%	8.77%
MSCI EMU IMI Index	16.93%	13.66%	6.98%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	76,427,572
Number of Portfolio Holdings	595
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	208,679

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	24.0% of Net Assets
SAP SE (Germany)	4.4%
ASML Holding NV (Netherlands)	4.1%
Siemens AG (Germany)	2.5%
Allianz SE (Germany)	2.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.1%
Schneider Electric SE (France)	1.9%
Deutsche Telekom AG (Germany)	1.8%
Banco Santander SA (Spain)	1.7%
Air Liquide SA (France)	1.7%
TotalEnergies SE (France)	1.7%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	20%
Information Technology	12%
Consumer Discretionary	11%
Utilities	6%
Consumer Staples	6%
Health Care	6%
Materials	5%
Communication Services	5%
Energy	3%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
France	29%
Germany	28%
Netherlands	13%
Italy	9%
Spain	9%
Finland	3%
Belgium	3%
Ireland	2%
Other	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEZ-TSRA

R-101114-2 (7/25) DBX006684 (07/26)

Xtrackers MSCI Japan Hedged Equity ETF

DBJP: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$46	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned 6.07% for the period ended May 31, 2025. The Fund's underlying index returned 6.48% and the Fund's broad-based index the MSCI Japan Index returned 11.17% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Consumer Discretionary. The Utilities, Information Technology and Energy sectors detracted from performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against the Japanese yen. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. The index covers approximately 85% of the free float-adjusted market capitalization in Japan.

The MSCI Japan Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Japan Hedged Equity ETF - NAV	MSCI Japan US Dollar Hedged Index (the Underlying Index)	MSCI Japan Index
'15	$10,000	$10,000	$10,000
'15	$9,696	$9,691	$9,829
'15	$9,858	$9,860	$9,875
'15	$9,066	$9,070	$9,301
'15	$8,353	$8,350	$8,668
'15	$9,249	$9,257	$9,543
'15	$9,344	$9,362	$9,448
'15	$9,149	$9,170	$9,478
'16	$8,457	$8,481	$8,699
'16	$7,640	$7,667	$8,460
'16	$7,974	$8,006	$8,860
'16	$7,945	$7,979	$9,272
'16	$8,135	$8,187	$9,176
'16	$7,301	$7,337	$8,950
'16	$7,761	$7,812	$9,530
'16	$7,862	$7,923	$9,566
'16	$7,831	$7,894	$9,720
'16	$8,229	$8,301	$9,848
'16	$8,671	$8,756	$9,610
'16	$8,966	$9,058	$9,704
'17	$8,985	$9,085	$10,065
'17	$9,029	$9,137	$10,177
'17	$8,973	$9,078	$10,140
'17	$9,074	$9,188	$10,246
'17	$9,281	$9,401	$10,554
'17	$9,536	$9,664	$10,666
'17	$9,571	$9,708	$10,882
'17	$9,536	$9,678	$10,876
'17	$9,946	$10,096	$11,090
'17	$10,509	$10,672	$11,601
'17	$10,672	$10,840	$11,948
'17	$10,832	$11,008	$12,031
'18	$10,992	$11,176	$12,582
'18	$10,580	$10,765	$12,393
'18	$10,279	$10,452	$12,047
'18	$10,727	$10,910	$12,212
'18	$10,556	$10,747	$12,092
'18	$10,512	$10,704	$11,787
'18	$10,680	$10,881	$11,834
'18	$10,620	$10,825	$11,861
'18	$11,216	$11,435	$12,221
'18	$10,215	$10,421	$11,188
'18	$10,335	$10,547	$11,232
'18	$9,312	$9,510	$10,481
'19	$9,823	$10,036	$11,121
'19	$10,057	$10,278	$11,117
'19	$10,083	$10,303	$11,180
'19	$10,307	$10,537	$11,335
'19	$9,649	$9,875	$10,886
'19	$9,954	$10,191	$11,294
'19	$10,066	$10,308	$11,309
'19	$9,750	$9,990	$11,195
'19	$10,336	$10,592	$11,647
'19	$10,863	$11,133	$12,212
'19	$11,072	$11,358	$12,281
'19	$11,249	$11,540	$12,537
'20	$11,080	$11,372	$12,367
'20	$10,022	$10,295	$11,236
'20	$9,333	$9,587	$10,433
'20	$9,761	$10,025	$10,995
'20	$10,409	$10,697	$11,646
'20	$10,424	$10,715	$11,644
'20	$10,052	$10,332	$11,459
'20	$10,845	$11,154	$12,332
'20	$10,900	$11,214	$12,452
'20	$10,628	$10,930	$12,253
'20	$11,935	$12,271	$13,784
'20	$12,315	$12,663	$14,353
'21	$12,357	$12,717	$14,209
'21	$12,754	$13,136	$14,425
'21	$13,349	$13,766	$14,578
'21	$13,008	$13,409	$14,356
'21	$13,373	$13,796	$14,679
'21	$13,365	$13,795	$14,537
'21	$13,042	$13,468	$14,353
'21	$13,452	$13,898	$14,793
'21	$14,033	$14,497	$15,200
'21	$13,856	$14,326	$14,689
'21	$13,446	$13,915	$14,327
'21	$13,903	$14,386	$14,598
'22	$13,204	$13,669	$13,858
'22	$13,050	$13,513	$13,703
'22	$13,654	$14,144	$13,634
'22	$13,336	$13,814	$12,434
'22	$13,462	$13,954	$12,637
'22	$13,128	$13,609	$11,640
'22	$13,679	$14,181	$12,304
'22	$13,844	$14,365	$11,989
'22	$13,040	$13,522	$10,747
'22	$13,803	$14,323	$11,066
'22	$14,279	$14,844	$12,136
'22	$13,550	$14,099	$12,169
'23	$14,248	$14,826	$12,925
'23	$14,395	$14,990	$12,429
'23	$14,690	$15,300	$12,922
'23	$15,140	$15,771	$12,969
'23	$15,856	$16,527	$13,210
'23	$17,122	$17,843	$13,751
'23	$17,413	$18,162	$14,166
'23	$17,475	$18,240	$13,823
'23	$17,627	$18,386	$13,533
'23	$17,179	$17,932	$12,923
'23	$18,286	$19,127	$14,029
'23	$18,289	$19,136	$14,641
'24	$19,864	$20,792	$15,317
'24	$20,999	$22,002	$15,776
'24	$21,881	$22,914	$16,177
'24	$21,856	$22,893	$15,463
'24	$22,206	$23,277	$15,671
'24	$22,652	$23,746	$15,559
'24	$22,503	$23,607	$16,461
'24	$21,963	$23,043	$16,545
'24	$21,550	$22,601	$16,450
'24	$22,153	$23,260	$15,809
'24	$22,051	$23,169	$15,912
'24	$23,053	$24,239	$15,858
'25	$23,157	$24,346	$16,106
'25	$22,266	$23,427	$15,887
'25	$22,216	$23,362	$15,911
'25	$22,337	$23,486	$16,743
'25	$23,553	$24,785	$17,421

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	6.07%	17.74%	8.94%
MSCI Japan US Dollar Hedged Index	6.48%	18.30%	9.50%
MSCI Japan Index	11.17%	8.39%	5.71%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	389,909,318
Number of Portfolio Holdings	186
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	1,841,897

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Toyota Motor Corp.	4.4%
Sony Group Corp.	3.9%
Mitsubishi UFJ Financial Group, Inc.	3.9%
Hitachi Ltd.	3.1%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Nintendo Co. Ltd.	2.2%
Recruit Holdings Co. Ltd.	2.0%
Keyence Corp.	2.0%
Tokio Marine Holdings, Inc.	1.9%
Mitsubishi Heavy Industries Ltd.	1.8%

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Consumer Discretionary	18%
Financials	16%
Information Technology	13%
Communication Services	8%
Health Care	7%
Consumer Staples	5%
Materials	3%
Real Estate	2%
Utilities	1%
Energy	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBJP-TSRA

R-101115-2 (7/25) DBX006685 (07/26)

Xtrackers California Municipal Bond ETF

CA: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$7	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE AMT-Free Broad Liquid California Municipal Index (the Underlying Index). The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

The Fund returned 1.48% for the period ended May 31, 2025. The Fund's underlying index returned 1.73% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 2.03% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from State General Obligation, Prepaid Energy and Water & Sewer. The Institution, State Lease and University Private sectors detracted from performance.

Fund Performance

ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers California Municipal Bond ETF - NAV	ICE AMT-Free Broad Liquid California Municipal Index (the Underlying Index)	Bloomberg Municipal Bond Index
12/14/23	$10,000	$10,000	$10,000
12/31/23	$10,133	$10,149	$10,143
1/31/24	$10,121	$10,134	$10,123
2/29/24	$10,116	$10,135	$10,124
3/31/24	$10,101	$10,115	$10,110
4/30/24	$9,984	$10,006	$10,005
5/31/24	$9,960	$9,978	$9,978
6/30/24	$10,103	$10,124	$10,113
7/31/24	$10,176	$10,211	$10,205
8/31/24	$10,257	$10,291	$10,286
9/30/24	$10,357	$10,398	$10,387
10/31/24	$10,229	$10,263	$10,236
11/30/24	$10,383	$10,415	$10,413
12/31/24	$10,278	$10,306	$10,261
1/31/25	$10,281	$10,300	$10,313
2/28/25	$10,386	$10,408	$10,415
3/31/25	$10,209	$10,241	$10,238
4/30/25	$10,124	$10,162	$10,156
5/31/25	$10,107	$10,151	$10,162

Fund/Index	1-Year	Since Inception 12/14/23
Xtrackers California Municipal Bond ETF - NAV	1.48%	0.73%
ICE AMT-Free Broad Liquid California Municipal Index	1.73%	1.03%
Bloomberg Municipal Bond Index	2.03%	1.11%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	21,835,621
Number of Portfolio Holdings	269
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	15,275
Modified duration to worst	6.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	73%
A	9%
NR	0%

Sector Allocation

Sector	% of Net Assets
General	44%
Education	25%
Health Care	9%
Water	7%
Airport	4%
Power	4%
Transportation	3%
Utilities	1%
Tax	1%
Communication Services	0%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.15% to 0.07%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE AMT-Free Broad Liquid California Municipal Index (“Index”) for use by DBX Advisors LLC in connection with Xtrackers California Municipal Bond ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CA-TSRA

R-101117-2 (7/25) DBX006674 (07/26)

Xtrackers Municipal Infrastructure Revenue Bond ETF

RVNU: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index). The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned -0.90% for the period ended May 31, 2025. The Fund's underlying index returned -0.58% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 2.03% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Transportation Services, Toll Facilities and Airlines. The Water & Sewer, Public Power and Cities, Counties & Authorities sectors detracted from performance.

Fund Performance

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index)	Bloomberg Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$9,967	$9,966	$9,991
'15	$10,092	$10,090	$10,063
'15	$10,123	$10,128	$10,083
'15	$10,209	$10,204	$10,155
'15	$10,256	$10,255	$10,196
'15	$10,362	$10,375	$10,236
'15	$10,517	$10,526	$10,309
'16	$10,662	$10,656	$10,432
'16	$10,649	$10,679	$10,448
'16	$10,768	$10,800	$10,481
'16	$10,895	$10,928	$10,558
'16	$10,989	$11,025	$10,587
'16	$11,289	$11,305	$10,755
'16	$11,226	$11,263	$10,762
'16	$11,286	$11,324	$10,776
'16	$11,194	$11,252	$10,723
'16	$11,025	$11,088	$10,610
'16	$10,461	$10,525	$10,215
'16	$10,643	$10,699	$10,334
'17	$10,684	$10,727	$10,402
'17	$10,743	$10,790	$10,474
'17	$10,754	$10,814	$10,497
'17	$10,841	$10,911	$10,573
'17	$11,072	$11,148	$10,741
'17	$11,065	$11,145	$10,703
'17	$11,146	$11,238	$10,789
'17	$11,261	$11,359	$10,871
'17	$11,219	$11,318	$10,816
'17	$11,246	$11,363	$10,842
'17	$11,249	$11,365	$10,785
'17	$11,421	$11,538	$10,898
'18	$11,225	$11,347	$10,769
'18	$11,122	$11,252	$10,737
'18	$11,166	$11,307	$10,776
'18	$11,118	$11,260	$10,738
'18	$11,280	$11,428	$10,861
'18	$11,282	$11,429	$10,870
'18	$11,298	$11,449	$10,897
'18	$11,329	$11,473	$10,925
'18	$11,218	$11,365	$10,853
'18	$11,094	$11,245	$10,787
'18	$11,215	$11,378	$10,906
'18	$11,367	$11,542	$11,037
'19	$11,446	$11,624	$11,121
'19	$11,529	$11,708	$11,180
'19	$11,815	$12,006	$11,357
'19	$11,898	$12,099	$11,399
'19	$12,129	$12,333	$11,556
'19	$12,165	$12,373	$11,599
'19	$12,261	$12,474	$11,693
'19	$12,583	$12,783	$11,877
'19	$12,461	$12,668	$11,782
'19	$12,449	$12,659	$11,803
'19	$12,474	$12,686	$11,833
'19	$12,520	$12,736	$11,868
'20	$12,831	$13,054	$12,082
'20	$13,105	$13,332	$12,237
'20	$12,307	$12,527	$11,793
'20	$11,942	$12,164	$11,645
'20	$12,462	$12,690	$12,016
'20	$12,711	$12,934	$12,115
'20	$12,967	$13,203	$12,319
'20	$12,888	$13,119	$12,261
'20	$12,830	$13,047	$12,264
'20	$12,810	$13,034	$12,227
'20	$13,171	$13,424	$12,411
'20	$13,314	$13,570	$12,488
'21	$13,452	$13,729	$12,567
'21	$13,102	$13,384	$12,367
'21	$13,220	$13,528	$12,443
'21	$13,437	$13,750	$12,548
'21	$13,519	$13,848	$12,585
'21	$13,596	$13,938	$12,619
'21	$13,722	$14,067	$12,725
'21	$13,632	$13,976	$12,678
'21	$13,468	$13,812	$12,586
'21	$13,452	$13,792	$12,550
'21	$13,646	$14,002	$12,656
'21	$13,688	$14,041	$12,677
'22	$13,222	$13,562	$12,329
'22	$13,088	$13,424	$12,285
'22	$12,516	$12,852	$11,887
'22	$11,934	$12,271	$11,558
'22	$12,184	$12,537	$11,730
'22	$11,733	$12,087	$11,538
'22	$12,199	$12,547	$11,843
'22	$11,692	$12,024	$11,583
'22	$11,126	$11,447	$11,138
'22	$10,853	$11,175	$11,046
'22	$11,706	$12,042	$11,563
'22	$11,628	$11,962	$11,596
'23	$12,202	$12,554	$11,929
'23	$11,799	$12,140	$11,659
'23	$12,162	$12,506	$11,917
'23	$12,179	$12,530	$11,891
'23	$12,088	$12,443	$11,788
'23	$12,256	$12,611	$11,906
'23	$12,277	$12,645	$11,953
'23	$12,027	$12,383	$11,781
'23	$11,529	$11,865	$11,436
'23	$11,196	$11,537	$11,338
'23	$12,288	$12,662	$12,058
'23	$12,697	$13,101	$12,338
'24	$12,669	$13,057	$12,275
'24	$12,667	$13,055	$12,291
'24	$12,652	$13,036	$12,291
'24	$12,466	$12,848	$12,138
'24	$12,481	$12,865	$12,103
'24	$12,724	$13,114	$12,810
'24	$12,836	$13,240	$12,923
'24	$12,891	$13,296	$13,027
'24	$13,075	$13,494	$13,167
'24	$12,848	$13,244	$12,994
'24	$13,147	$13,541	$13,197
'24	$12,897	$13,299	$13,037
'25	$12,843	$13,245	$13,082
'25	$12,973	$13,390	$13,219
'25	$12,637	$13,059	$13,007
'25	$12,524	$12,950	$12,924
'25	$12,369	$12,791	$12,902

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	-0.90%	-0.15%	2.15%
Solactive Municipal Infrastructure Revenue Bond Index	-0.58%	0.16%	2.49%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	130,943,119
Number of Portfolio Holdings	312
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	204,240
Modified duration to worst	9.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	64%
A	23%
BBB	2%

Sector Allocation

Sector	% of Net Assets
Airport	32%
Water & Sewer	19%
Public Power	12%
Cities, Counties, & Authorities	11%
Toll Facilities	11%
Mass Transit	5%
Sales and Special Tax	3%
Seaport	3%
States & US Territories	2%
Other	2%

Top Five State Allocations

Holdings	% of Net Assets
New York	25%
California	15%
Florida	9%
Texas	9%
Illinois	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

RVNU-TSRA

R-101118-2 (7/25) DBX006686 (07/26)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

HDEF: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the Underlying Index). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned 17.13% for the period ended May 31, 2025. The Fund's underlying index returned 16.95% and the Fund's broad-based index the MSCI EAFE Index returned 13.33% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Staples and Health Care. The Materials, Energy and Consumer Discretionary sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Switzerland, the United Kingdom and Germany while Australia, Ireland and Italy contributed negatively to performance.

Fund Performance

MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	MSCI EAFE High Dividend Yield Index (the Underlying Index)	MSCI EAFE Index
8/12/15	$10,000	$10,000	$10,000
8/31/15	$9,352	$9,353	$9,330
9/30/15	$9,059	$9,060	$8,856
10/31/15	$9,612	$9,620	$9,548
11/30/15	$9,612	$9,623	$9,400
12/31/15	$9,344	$9,355	$9,273
1/31/16	$8,986	$8,998	$8,603
2/29/16	$8,912	$8,933	$8,445
3/31/16	$9,209	$9,232	$8,995
4/30/16	$9,447	$9,469	$9,255
5/31/16	$9,492	$9,513	$9,171
6/30/16	$9,484	$9,509	$8,863
7/31/16	$9,808	$9,841	$9,312
8/31/16	$9,813	$9,848	$9,319
9/30/16	$9,941	$9,980	$9,433
10/31/16	$10,008	$10,051	$9,240
11/30/16	$9,941	$10,002	$9,056
12/31/16	$10,427	$10,490	$9,366
1/31/17	$10,377	$10,447	$9,638
2/28/17	$10,682	$10,761	$9,775
3/31/17	$11,049	$11,130	$10,045
4/30/17	$10,980	$11,062	$10,300
5/31/17	$11,290	$11,377	$10,678
6/30/17	$11,032	$11,119	$10,659
7/31/17	$10,955	$11,048	$10,967
8/31/17	$11,045	$11,144	$10,963
9/30/17	$11,304	$11,409	$11,235
10/31/17	$11,556	$11,668	$11,406
11/30/17	$11,417	$11,534	$11,526
12/31/17	$11,453	$11,573	$11,711
1/31/18	$11,530	$11,655	$12,298
2/28/18	$11,244	$11,368	$11,743
3/31/18	$11,043	$11,164	$11,512
4/30/18	$11,459	$11,579	$11,795
5/31/18	$11,061	$11,172	$11,529
6/30/18	$10,950	$11,059	$11,389
7/31/18	$11,299	$11,414	$11,669
8/31/18	$11,012	$11,125	$11,444
9/30/18	$11,088	$11,203	$11,543
10/31/18	$10,410	$10,521	$10,624
11/30/18	$10,334	$10,447	$10,611
12/31/18	$9,934	$10,042	$10,096
1/31/19	$10,600	$10,717	$10,759
2/28/19	$10,936	$11,058	$11,033
3/31/19	$10,986	$11,107	$11,103
4/30/19	$11,249	$11,365	$11,415
5/31/19	$10,646	$10,741	$10,867
6/30/19	$11,334	$11,436	$11,512
7/31/19	$11,112	$11,215	$11,365
8/31/19	$10,841	$10,945	$11,071
9/30/19	$11,300	$11,408	$11,388
10/31/19	$11,830	$11,946	$11,797
11/30/19	$11,869	$11,989	$11,930
12/31/19	$12,372	$12,498	$12,318
1/31/20	$11,985	$12,107	$12,061
2/29/20	$10,874	$10,986	$10,971
3/31/20	$9,338	$9,437	$9,506
4/30/20	$9,857	$9,954	$10,121
5/31/20	$10,049	$10,143	$10,561
6/30/20	$10,410	$10,502	$10,921
7/31/20	$10,476	$10,566	$11,175
8/31/20	$10,917	$11,013	$11,750
9/30/20	$10,517	$10,607	$11,445
10/31/20	$10,089	$10,175	$10,988
11/30/20	$11,697	$11,803	$12,691
12/31/20	$12,153	$12,265	$13,281
1/31/21	$12,064	$12,175	$13,139
2/28/21	$12,199	$12,312	$13,434
3/31/21	$12,613	$12,727	$13,743
4/30/21	$12,865	$12,972	$14,157
5/31/21	$13,302	$13,410	$14,664
6/30/21	$13,035	$13,143	$14,454
7/31/21	$13,156	$13,265	$14,563
8/31/21	$13,086	$13,194	$14,819
9/30/21	$12,429	$12,531	$14,389
10/31/21	$12,666	$12,769	$14,743
11/30/21	$12,215	$12,322	$14,057
12/31/21	$12,990	$13,106	$14,777
1/31/22	$13,179	$13,301	$14,063
2/28/22	$13,148	$13,275	$13,814
3/31/22	$13,444	$13,563	$13,903
4/30/22	$12,889	$13,004	$13,003
5/31/22	$13,016	$13,120	$13,101
6/30/22	$11,846	$11,943	$11,885
7/31/22	$12,020	$12,117	$12,478
8/31/22	$11,539	$11,638	$11,885
9/30/22	$10,530	$10,622	$10,773
10/31/22	$11,093	$11,192	$11,353
11/30/22	$12,418	$12,529	$12,631
12/31/22	$12,641	$12,759	$12,641
1/31/23	$13,431	$13,556	$13,665
2/28/23	$13,085	$13,209	$13,380
3/31/23	$13,537	$13,659	$13,711
4/30/23	$13,903	$14,018	$14,099
5/31/23	$13,070	$13,168	$13,502
6/30/23	$13,740	$13,845	$14,116
7/31/23	$14,349	$14,462	$14,573
8/31/23	$13,810	$13,923	$14,015
9/30/23	$13,705	$13,824	$13,536
10/31/23	$13,227	$13,342	$12,987
11/30/23	$14,229	$14,352	$14,193
12/31/23	$14,998	$15,128	$14,947
1/31/24	$14,750	$14,878	$15,033
2/29/24	$14,629	$14,756	$15,308
3/31/24	$15,117	$15,239	$15,794
4/30/24	$15,057	$15,170	$15,407
5/31/24	$15,656	$15,765	$16,003
6/30/24	$15,282	$15,385	$15,745
7/31/24	$15,977	$16,088	$16,207
8/31/24	$16,657	$16,771	$16,734
9/30/24	$17,031	$17,149	$16,888
10/31/24	$16,049	$16,164	$15,970
11/30/24	$15,871	$15,988	$15,879
12/31/24	$15,466	$15,583	$15,518
1/31/25	$16,258	$16,380	$16,334
2/28/25	$16,649	$16,776	$16,651
3/31/25	$17,250	$17,375	$16,583
4/30/25	$17,994	$18,108	$17,343
5/31/25	$18,338	$18,437	$18,137

Yearly periods ended May 31

Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	17.13%	12.78%	6.38%
MSCI EAFE High Dividend Yield Index	16.95%	12.70%	6.43%
MSCI EAFE Index	13.33%	11.42%	6.26%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	2,011,112,677
Number of Portfolio Holdings	113
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	1,536,952

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	42.1% of Net Assets
Roche Holding AG (Switzerland)	5.1%
Novartis AG (Switzerland)	5.1%
Unilever PLC (United Kingdom)	5.0%
Shell PLC (United Kingdom)	4.9%
Allianz SE (Germany)	4.9%
TotalEnergies SE (France)	3.9%
Sanofi SA (France)	3.6%
Iberdrola SA (Spain)	3.4%
Zurich Insurance Group AG (Switzerland)	3.3%
British American Tobacco PLC (United Kingdom)	2.9%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Consumer Staples	15%
Health Care	14%
Energy	12%
Industrials	10%
Utilities	8%
Consumer Discretionary	6%
Communication Services	4%
Materials	3%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
Switzerland	20%
United Kingdom	20%
France	15%
Germany	7%
Japan	7%
Singapore	5%
Australia	4%
Spain	4%
Netherlands	3%
Italy	3%
Hong Kong	2%
Other	7%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.09%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDEF-TSRA

R-101121-2 (7/25) DBX006681 (07/26)

Xtrackers US 0-1 Year Treasury ETF

TRSY: Cboe BZX Exchange, Inc.

Annual Shareholder Report — May 31, 2025

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$4Footnote Reference(a)	0.06%Footnote Reference(b)

(a)  Based on the period October 9, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

(b)  Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Footnote	Description
Footnote(a)	Based on the period October 9, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

This annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024  (commencement of operations) to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the Underlying Index). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

The Fund returned 2.78% for the period ended May 31, 2025. The Fund's underlying index returned 2.82% and the Fund's broad-based index the ICE BofA US Treasury Index returned 0.39% during the same period.

Both U.S. Treasury Bills and U.S. Treasury Notes were positive contributors to performance.

Fund Performance

ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

ICE BofA U.S. Treasury Index tracks the performance of U.S. Treasury securities and includes U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds, with varying maturities.

The ICE BofA U.S. Treasury Index is a required broad-based index that represents the Fund's overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers US 0-1 Year Treasury ETF - NAV	ICE U.S. Treasury Short Bond Index (the Underlying Index)	ICE BofA US Treasury Index
10/9/24	$10,000	$10,000	$10,000
10/24	$10,027	$10,028	$9,885
11/24	$10,064	$10,065	$9,965
12/24	$10,106	$10,108	$9,798
1/25	$10,142	$10,144	$9,852
2/25	$10,176	$10,178	$10,073
3/25	$10,210	$10,214	$10,092
4/25	$10,246	$10,250	$10,148
5/25	$10,278	$10,282	$10,039

Fund/Index	Since Inception 10/9/24
Xtrackers US 0-1 Year Treasury ETF - NAV	2.78%
ICE U.S. Treasury Short Bond Index	2.82%
ICE BofA US Treasury Index	0.39%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	27,143,854
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	2,852
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

 The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Asset Allocation Table

Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Credit Quality

Credit Rating	% of Net Assets
AAA	65%
AA	34%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund's investments may be more susceptible than a money market fund's investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund's investments. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. The “full faith and credit” guarantee of the US government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE AMT-Free Broad Liquid California Municipal Index (“Index”) for use by DBX Advisors LLC in connection with Xtrackers California Municipal Bond ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

TRSY-TSRA

R-106210-1 (7/25) DBX006688 (07/26)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $461,750 for 2025 and $429,604 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $294,986 for 2025 and $134,257 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a) Schedule of Investments is included under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Table of Contents

Page

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF	2

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	8

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	29

Board Considerations in Approval of Investment Advisory Contracts	30

Tax Information	34

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 1.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,263,131	2,571,737
China United Network Communications Ltd., Class A	12,128,781	9,022,562
Focus Media Information Technology Co. Ltd., Class A	7,752,279	8,037,073
Kunlun Tech Co. Ltd., Class A	663,418	3,077,100
Mango Excellent Media Co. Ltd., Class A	620,389	1,925,235

(Cost $22,594,448)		24,633,707

Consumer Discretionary — 8.7%
Beijing Roborock Technology Co. Ltd., Class A	112,181	3,541,689
BYD Co. Ltd., Class A	661,672	32,352,164
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	100,039	1,940,995
China Tourism Group Duty Free Corp. Ltd., Class A	717,093	6,030,098
Chongqing Changan Automobile Co. Ltd., Class A *	3,697,984	6,338,404
Fuyao Glass Industry Group Co. Ltd., Class A	1,258,249	10,123,200
Great Wall Motor Co. Ltd., Class A	991,577	3,100,527
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,255,353	20,972,546
Guangzhou Automobile Group Co. Ltd., Class A	1,869,839	2,003,408
Haier Smart Home Co. Ltd., Class A	2,858,302	9,933,227
Huali Industrial Group Co. Ltd., Class A	134,560	988,475
Huayu Automotive Systems Co. Ltd., Class A	1,213,730	3,048,938
Huizhou Desay Sv Automotive Co. Ltd., Class A	210,334	3,227,420
Midea Group Co. Ltd., Class A *	3,564,605	39,112,552
Ningbo Tuopu Group Co. Ltd., Class A	541,906	3,707,821
Oppein Home Group, Inc., Class A	145,189	1,241,864
SAIC Motor Corp. Ltd., Class A	3,431,956	7,720,984
Sailun Group Co. Ltd., Class A	2,054,400	3,569,746
Seres Group Co. Ltd., Class A	602,500	11,373,857
Zhejiang China Commodities City Group Co. Ltd., Class A	2,070,566	5,063,408

(Cost $132,531,032)		175,391,323

Consumer Staples — 10.7%
Anhui Gujing Distillery Co. Ltd., Class A	114,309	2,388,411

	Number of Shares	Value $

Eastroc Beverage Group Co. Ltd., Class A	162,750	7,228,013
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,272,096	7,842,353
Guangdong Haid Group Co. Ltd., Class A	612,422	5,151,611
Henan Shuanghui Investment & Development Co. Ltd., Class A	810,727	2,739,817
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,613,654	19,401,512
Jiangsu King’s Luck Brewery JSC Ltd., Class A	478,271	2,926,592
Jiangsu Yanghe Distillery Co. Ltd., Class A	383,880	3,500,328
Kweichow Moutai Co. Ltd., Class A	450,109	95,078,054
Luzhou Laojiao Co. Ltd., Class A	534,024	8,665,578
Muyuan Foods Co. Ltd., Class A	1,903,092	10,681,171
New Hope Liuhe Co. Ltd., Class A *	1,460,093	1,941,305
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	357,202	9,136,653
Tsingtao Brewery Co. Ltd., Class A	269,510	2,774,285
Wens Foodstuff Group Co. Ltd., Class A	3,709,418	8,571,719
Wuliangye Yibin Co. Ltd., Class A	1,409,072	24,726,668
Yihai Kerry Arawana Holdings Co. Ltd., Class A	455,570	1,916,412

(Cost $158,970,113)		214,670,482

Energy — 2.6%
China Coal Energy Co. Ltd., Class A	1,508,134	2,241,699
China Merchants Energy Shipping Co. Ltd., Class A	2,321,500	1,949,270
China Oilfield Services Ltd., Class A	310,385	579,821
China Petroleum & Chemical Corp., Class A	10,869,614	8,719,466
China Shenhua Energy Co. Ltd., Class A	2,540,268	13,947,095
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	862,464	1,208,955
PetroChina Co. Ltd., Class A	8,168,182	9,397,836
Shaanxi Coal Industry Co. Ltd., Class A	2,944,269	8,528,014
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,698,844	1,419,378
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	811,700	1,209,895
Yankuang Energy Group Co. Ltd., Class A	1,363,280	2,435,070

(Cost $40,933,414)		51,636,499

Financials — 25.7%

See Notes to Financial Statements.

2   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Agricultural Bank of China Ltd., Class A	23,381,600	17,945,158
Bank of Beijing Co. Ltd., Class A	10,564,243	9,236,914
Bank of Chengdu Co. Ltd., Class A	1,861,356	5,009,048
Bank of China Ltd., Class A	15,603,900	11,954,190
Bank of Communications Co. Ltd., Class A	17,163,949	18,104,175
Bank of Hangzhou Co. Ltd., Class A	2,644,703	6,115,047
Bank of Jiangsu Co. Ltd., Class A	11,091,250	16,901,715
Bank of Nanjing Co. Ltd., Class A	3,990,354	6,346,641
Bank of Ningbo Co. Ltd., Class A	2,324,917	8,618,452
Bank of Shanghai Co. Ltd., Class A	7,601,365	11,161,567
Capital Securities Co. Ltd., Class A	406,800	1,059,725
China CITIC Bank Corp. Ltd., Class A	2,618,722	2,893,013
China Construction Bank Corp., Class A	5,635,775	7,063,002
China Everbright Bank Co. Ltd., Class A	13,931,073	7,675,789
China Galaxy Securities Co. Ltd., Class A	1,696,317	3,722,089
China International Capital Corp. Ltd., Class A	815,610	3,745,650
China Life Insurance Co. Ltd., Class A	1,294,730	6,880,381
China Merchants Bank Co. Ltd., Class A	8,925,033	53,795,704
China Merchants Securities Co. Ltd., Class A	2,820,587	6,333,823
China Minsheng Banking Corp. Ltd., Class A	18,047,297	10,895,555
China Pacific Insurance Group Co. Ltd., Class A	2,502,880	11,959,830
China Zheshang Bank Co. Ltd., Class A	10,387,840	4,642,256
Cinda Securities Co. Ltd., Class A	591,400	1,180,289
CITIC Securities Co. Ltd., Class A	7,204,588	25,517,478
CNPC Capital Co. Ltd., Class A	2,043,000	1,925,245
CSC Financial Co. Ltd., Class A	1,065,561	3,398,414
East Money Information Co. Ltd., Class A	9,078,257	25,979,995
Everbright Securities Co. Ltd., Class A	1,516,694	3,424,786
Founder Securities Co. Ltd., Class A	3,446,996	3,640,604
GF Securities Co. Ltd., Class A	2,249,353	5,085,418
Guosen Securities Co. Ltd., Class A	2,258,318	3,519,758
Guotai Haitong Securities Co. Ltd.	7,828,465	18,665,847
Hithink RoyalFlush Information Network Co. Ltd., Class A	159,895	5,490,351

	Number of Shares	Value $

Hongta Securities Co. Ltd., Class A	921,110	1,039,321
Huatai Securities Co. Ltd., Class A	3,922,147	9,123,171
Huaxia Bank Co. Ltd., Class A	4,827,193	5,044,726
Industrial & Commercial Bank of China Ltd., Class A	25,299,351	24,824,284
Industrial Bank Co. Ltd., Class A	10,508,670	33,019,623
Industrial Securities Co. Ltd., Class A	4,419,156	3,526,591
New China Life Insurance Co. Ltd., Class A	639,253	4,462,608
Orient Securities Co. Ltd., Class A	4,047,173	5,240,604
People’s Insurance Co. Group of China Ltd., Class A	2,500,098	2,869,529
Ping An Bank Co. Ltd., Class A	7,040,656	11,295,849
Ping An Insurance Group Co. of China Ltd., Class A	7,777,445	57,510,759
Postal Savings Bank of China Co. Ltd., Class A	8,095,400	5,988,436
SDIC Capital Co. Ltd., Class A	1,404,729	1,358,855
Shanghai Pudong Development Bank Co. Ltd., Class A	8,657,879	14,815,711
Shenwan Hongyuan Group Co. Ltd., Class A	6,810,887	4,471,084
Zheshang Securities Co. Ltd., Class A	2,004,750	2,904,749
Zhongtai Securities Co. Ltd., Class A	1,284,145	1,085,373

(Cost $418,768,267)		518,469,182

Health Care — 6.4%
Aier Eye Hospital Group Co. Ltd., Class A	3,593,899	6,189,927
Beijing Tiantan Biological Products Corp. Ltd., Class A	877,134	2,328,782
Beijing Tong Ren Tang Co. Ltd., Class A	542,996	2,863,704
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	271,765	2,613,815
Changchun High-Tech Industry Group Co. Ltd., Class A *	206,078	2,990,509
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	384,970	2,294,764
Chongqing Zhifei Biological Products Co. Ltd., Class A	803,184	2,133,560
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	466,211	1,748,946
Hangzhou Tigermed Consulting Co. Ltd., Class A	366,679	2,521,100
Huadong Medicine Co. Ltd., Class A	735,968	4,565,774
Hualan Biological Engineering, Inc., Class A	729,412	1,630,859

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Imeik Technology Development Co. Ltd., Class A	89,487	2,111,333
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,302,156	25,087,092
Pharmaron Beijing Co. Ltd., Class A	827,285	2,737,217
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,032,122	3,634,121
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	917,783	2,346,268
Shanghai RAAS Blood Products Co. Ltd., Class A	3,620,334	3,421,713
Shanghai United Imaging Healthcare Co. Ltd., Class A	312,276	5,956,184
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	439,790	13,786,431
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	295,184	2,457,648
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	63,192	2,641,412
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,006,300	5,385,331
WuXi AppTec Co. Ltd., Class A	1,807,228	15,929,531
Yunnan Baiyao Group Co. Ltd., Class A	725,686	5,688,416
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	232,060	6,571,808

(Cost $124,130,688)		129,636,245

Industrials — 16.0%
AECC Aviation Power Co. Ltd., Class A	1,363,135	6,708,502
Air China Ltd., Class A *	2,830,537	3,150,584
Beijing New Building Materials PLC, Class A	772,597	3,074,175
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,207,226	18,060,919
China CSSC Holdings Ltd., Class A	1,693,440	7,208,278
China Eastern Airlines Corp. Ltd., Class A *	5,980,445	3,344,926
China Energy Engineering Corp. Ltd., Class A	12,499,277	3,868,456
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	1,867,037	3,283,050
China National Chemical Engineering Co. Ltd., Class A	3,142,302	3,366,767
China Railway Group Ltd., Class A	8,110,292	6,292,109
China Southern Airlines Co. Ltd., Class A *	3,716,966	3,141,621
China State Construction Engineering Corp. Ltd., Class A	16,074,507	12,671,672

	Number of Shares	Value $

Contemporary Amperex Technology Co. Ltd., Class A	1,911,977	66,339,258
COSCO SHIPPING Holdings Co. Ltd., Class A	5,023,817	11,427,749
CRRC Corp. Ltd., Class A	9,640,216	9,633,125
Daqin Railway Co. Ltd., Class A	7,810,655	7,317,102
Dongfang Electric Corp. Ltd., Class A	1,011,664	2,240,872
Eve Energy Co. Ltd., Class A	938,873	5,871,459
FAW Jiefang Group Co. Ltd., Class A	1,311,588	1,308,803
Goneo Group Co. Ltd., Class A	198,794	1,953,370
Gotion High-tech Co. Ltd., Class A	979,426	3,328,959
Jiangsu Expressway Co. Ltd., Class A	578,323	1,313,112
Jiangsu Hengli Hydraulic Co. Ltd., Class A	418,440	3,955,995
Metallurgical Corp. of China Ltd., Class A	5,879,458	2,390,853
NARI Technology Co. Ltd., Class A	3,162,688	9,740,059
Ningbo Deye Technology Co. Ltd., Class A	212,226	2,426,433
Power Construction Corp. of China Ltd., Class A	6,772,928	4,436,764
Sany Heavy Industry Co. Ltd., Class A	4,705,388	12,296,845
SF Holding Co. Ltd., Class A	1,779,075	11,394,989
Shanghai International Airport Co. Ltd., Class A	970,573	4,358,978
Shanghai International Port Group Co. Ltd., Class A	2,660,347	2,156,250
Shenzhen Inovance Technology Co. Ltd., Class A *	1,603,093	14,635,263
Sichuan Road & Bridge Group Co. Ltd., Class A	1,947,300	2,502,602
Sieyuan Electric Co. Ltd., Class A	535,580	5,354,090
Spring Airlines Co. Ltd., Class A	372,791	3,042,221
Sungrow Power Supply Co. Ltd., Class A	1,077,630	9,031,973
TBEA Co. Ltd., Class A	3,822,178	6,158,728
Weichai Power Co. Ltd., Class A	4,176,070	8,716,930
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	970,199	2,683,589
XCMG Construction Machinery Co. Ltd., Class A	6,461,387	7,389,259
YTO Express Group Co. Ltd., Class A	1,194,943	2,185,801
Yutong Bus Co. Ltd., Class A	1,135,200	3,894,653
Zhejiang Chint Electrics Co. Ltd., Class A	856,692	2,605,044
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,062,156	4,923,599
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,766,735	6,338,403
Zhuzhou CRRC Times Electric Co. Ltd., Class A	229,913	1,398,247

See Notes to Financial Statements.

4   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,192,753	4,148,936

(Cost $293,883,845)		323,071,372

Information Technology — 15.9%
360 Security Technology, Inc., Class A	2,950,768	4,095,274
ACM Research Shanghai, Inc., Class A	131,374	1,847,182
Advanced Micro-Fabrication Equipment, Inc., China, Class A *	348,896	8,474,357
Avary Holding Shenzhen Co. Ltd., Class A	679,143	2,664,618
Beijing Kingsoft Office Software, Inc., Class A	180,253	7,049,463
BOE Technology Group Co. Ltd., Class A	30,212,435	15,933,723
Cambricon Technologies Corp. Ltd., Class A *	155,665	13,041,613
Chaozhou Three-Circle Group Co. Ltd., Class A	1,276,643	5,793,822
China Railway Signal & Communication Corp. Ltd., Class A	3,024,261	2,107,031
China Resources Microelectronics Ltd., Class A	522,717	3,455,375
CSI Solar Co. Ltd., Class A	1,265,606	1,568,548
Empyrean Technology Co. Ltd., Class A	176,800	3,117,979
Eoptolink Technology, Inc. Ltd., Class A	715,400	8,764,154
Flat Glass Group Co. Ltd., Class A	566,058	1,128,926
Foxconn Industrial Internet Co. Ltd., Class A	3,010,731	7,909,891
GigaDevice Semiconductor, Inc., Class A *	534,465	8,330,038
GoerTek, Inc., Class A	1,993,921	5,786,419
Hangzhou First Applied Material Co. Ltd., Class A	930,607	1,565,369
Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,152,127	3,840,797
Huaqin Technology Co. Ltd., Class A	292,214	2,689,230
Hundsun Technologies, Inc., Class A	1,277,944	4,666,385
Hygon Information Technology Co. Ltd., Class A (a)	694,293	13,117,303
IEIT Systems Co. Ltd., Class A	867,887	5,896,086
Iflytek Co. Ltd., Class A	1,505,020	9,614,599
JA Solar Technology Co. Ltd., Class A *	1,601,782	2,031,878
JCET Group Co. Ltd., Class A	1,296,189	5,785,385
Jinko Solar Co. Ltd., Class A	3,340,783	2,411,013
Lens Technology Co. Ltd., Class A	1,676,777	4,717,121

	Number of Shares	Value $

LONGi Green Energy Technology Co. Ltd., Class A	4,635,925	9,252,162
Luxshare Precision Industry Co. Ltd., Class A	3,776,225	15,932,333
Maxscend Microelectronics Co. Ltd., Class A	307,017	3,002,292
Montage Technology Co. Ltd., Class A	921,067	9,756,129
National Silicon Industry Group Co. Ltd., Class A	1,508,610	3,877,626
NAURA Technology Group Co. Ltd., Class A	243,690	14,156,092
Ninestar Corp., Class A *	858,264	2,572,898
Range Intelligent Computing Technology Group Co. Ltd., Class A	554,480	3,303,655
SG Micro Corp., Class A	282,117	3,610,791
Shanghai Baosight Software Co. Ltd., Class A	797,856	2,777,155
Shengyi Technology Co. Ltd., Class A	1,045,398	3,801,289
Shennan Circuits Co. Ltd., Class A	240,396	2,811,232
Shenzhen Transsion Holdings Co. Ltd., Class A	381,235	3,846,054
Suzhou TFC Optical Communication Co. Ltd., Class A	253,131	2,870,221
TCL Technology Group Corp., Class A	14,679,584	8,719,779
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,564,748	2,698,124
Tongwei Co. Ltd., Class A	2,110,889	4,772,373
Trina Solar Co. Ltd., Class A	912,262	1,696,572
Unigroup Guoxin Microelectronics Co. Ltd., Class A	555,152	4,928,743
Unisplendour Corp. Ltd., Class A	1,939,435	6,468,103
Will Semiconductor Co. Ltd. Shanghai, Class A	666,763	11,530,216
Wingtech Technology Co. Ltd., Class A	814,907	3,840,817
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,106,599	4,757,947
Xinjiang Daqo New Energy Co. Ltd., Class A	566,854	1,514,432
Yealink Network Technology Corp. Ltd., Class A	444,472	2,081,313
Yonyou Network Technology Co. Ltd., Class A *	1,608,019	2,912,391
Zhejiang Dahua Technology Co. Ltd., Class A	1,837,359	3,886,216
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	595,091	2,226,646
Zhongji Innolight Co. Ltd., Class A	662,226	8,598,010
ZTE Corp., Class A	2,495,957	10,769,754

See Notes to Financial Statements.

DBX ETF Trust  | 5

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2025

	Number of Shares	Value $

(Cost $292,864,233)		320,374,944

Materials — 7.8%
Aluminum Corp. of China Ltd., Class A	6,208,118	5,634,893
Anhui Conch Cement Co. Ltd., Class A	1,915,867	6,176,785
Baoshan Iron & Steel Co. Ltd., Class A	6,675,443	6,244,360
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,366,643	2,118,635
China Jushi Co. Ltd., Class A	1,745,613	2,740,050
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,024,922	6,539,621
Citic Pacific Special Steel Group Co. Ltd., Class A	409,272	645,833
CMOC Group Ltd., Class A	5,200,172	5,196,347
Ganfeng Lithium Group Co. Ltd., Class A	857,687	3,592,493
Guangzhou Tinci Materials Technology Co. Ltd., Class A	998,298	2,334,576
Hengli Petrochemical Co. Ltd., Class A *	1,542,795	3,243,910
Hoshine Silicon Industry Co. Ltd., Class A	253,914	1,725,698
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	18,351,327	4,431,642
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,605,600	1,894,106
Jiangxi Copper Co. Ltd., Class A	892,901	2,633,359
LB Group Co. Ltd., Class A	1,349,890	3,096,843
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,819,674	4,040,746
Qinghai Salt Lake Industry Co. Ltd., Class A *	3,127,989	6,876,514
Rongsheng Petrochemical Co. Ltd., Class A	2,097,937	2,501,114
Satellite Chemical Co. Ltd., Class A *	1,320,487	3,066,041
Shandong Gold Mining Co. Ltd., Class A	1,350,690	5,623,735
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,023,938	2,958,710
Shandong Nanshan Aluminum Co. Ltd., Class A	5,683,780	2,958,125
Shanghai Putailai New Energy Technology Co. Ltd., Class A	857,918	1,864,599
Shanjin International Gold Co. Ltd., Class A	1,333,100	3,642,977
Tianqi Lithium Corp., Class A	745,009	2,992,319
Tongling Nonferrous Metals Group Co. Ltd., Class A	5,863,700	2,579,758
Wanhua Chemical Group Co. Ltd., Class A	1,376,954	10,346,313
Yunnan Aluminium Co. Ltd., Class A	1,653,247	3,349,952

	Number of Shares	Value $

Yunnan Energy New Material Co. Ltd., Class A	399,284	1,539,991
Zangge Mining Co. Ltd., Class A	718,501	3,615,789
Zhejiang Juhua Co. Ltd., Class A	1,068,380	3,920,443
Zhejiang NHU Co. Ltd., Class A	1,380,408	4,201,400
Zhongjin Gold Corp. Ltd., Class A	2,338,873	4,528,233
Zijin Mining Group Co. Ltd., Class A	11,945,847	29,395,011

(Cost $145,582,033)		158,250,921

Real Estate — 0.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,548,605	3,070,225
China Vanke Co. Ltd., Class A *	4,789,480	4,413,716
Hainan Airport Infrastructure Co. Ltd., Class A *	4,671,502	2,236,782
Poly Developments and Holdings Group Co. Ltd., Class A	4,918,486	5,549,705

(Cost $19,198,056)		15,270,428

Utilities — 4.0%
CGN Power Co. Ltd., Class A	6,604,084	3,363,772
China Longyuan Power Group Corp. Ltd., Class A	18,200	41,450
China National Nuclear Power Co. Ltd., Class A	6,516,401	8,664,056
China Three Gorges Renewables Group Co. Ltd., Class A	10,286,119	6,124,304
China Yangtze Power Co. Ltd., Class A	9,017,285	37,794,680
ENN Natural Gas Co. Ltd., Class A	693,109	1,823,844
GD Power Development Co. Ltd., Class A	6,704,878	4,252,605
Huadian Power International Corp. Ltd., Class A	2,372,233	1,926,022
Huaneng Lancang River Hydropower, Inc., Class A	1,656,500	2,315,096
Huaneng Power International, Inc., Class A	2,925,543	2,935,572
SDIC Power Holdings Co. Ltd., Class A	1,978,086	4,299,172
Sichuan Chuantou Energy Co. Ltd., Class A	1,785,542	4,175,591
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,109,108	2,308,540

(Cost $63,007,689)		80,024,704
TOTAL COMMON STOCKS

(Cost $1,712,463,818)		2,011,429,807
TOTAL INVESTMENTS — 99.8%
(Cost $1,712,463,818)		2,011,429,807
Other assets and liabilities, net — 0.2%		3,245,954

NET ASSETS — 100.0%		2,014,675,761

See Notes to Financial Statements.

6   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2025

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,998,312,504	$—	$13,117,303	$2,011,429,807

TOTAL	$1,998,312,504	$—	$13,117,303	$2,011,429,807

(a)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2025, the amount of transfers from Level 1 to Level 3 was $7,640,531. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  | 7

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Communication Services — 3.5%
Beijing Enlight Media Co. Ltd., Class A *	41,000	99,694
Bluefocus Intelligent Communications Group Co. Ltd., Class A	71,300	82,034
China Film Co. Ltd., Class A	17,200	24,587
China Science Publishing & Media Ltd., Class A	4,500	12,647
China South Publishing & Media Group Co. Ltd., Class A	19,000	36,627
Chinese Universe Publishing and Media Group Co. Ltd., Class A	20,489	30,114
G-bits Network Technology Xiamen Co. Ltd., Class A	973	33,968
Giant Network Group Co. Ltd., Class A	37,200	74,552
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	64,000	29,578
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	17,600	28,750
Kingnet Network Co. Ltd., Class A	49,000	108,333
Oriental Pearl Group Co. Ltd., Class A	52,700	53,539
People.cn Co. Ltd., Class A	15,900	43,736
Perfect World Co. Ltd., Class A	41,000	76,477
Shandong Publishing & Media Co. Ltd., Class A	18,100	25,070
Talkweb Information System Co. Ltd., Class A *	28,800	117,074
Wanda Film Holding Co. Ltd., Class A *	35,500	53,900

(Cost $761,068)		930,680

Consumer Discretionary — 8.5%
AIMA Technology Group Co. Ltd., Class A	7,208	36,263
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	48,200	256,209
Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,900	59,405
Beiqi Foton Motor Co. Ltd., Class A *	128,400	49,540
Bethel Automotive Safety Systems Co. Ltd., Class A *	11,780	89,478
BTG Hotels Group Co. Ltd., Class A	14,945	30,366
China Automotive Engineering Research Institute Co. Ltd., Class A	12,000	30,444
Chow Tai Seng Jewellery Co. Ltd., Class A	11,700	24,374
Easyhome New Retail Group Co. Ltd., Class A	60,700	26,790

	Number of Shares	Value $

Ecovacs Robotics Co. Ltd., Class A	6,100	45,471
Hangzhou GreatStar Industrial Co. Ltd.	19,953	65,298
Hangzhou Robam Appliances Co. Ltd., Class A	14,200	39,001
Hisense Home Appliances Group Co. Ltd., Class A	13,300	51,518
Hisense Visual Technology Co. Ltd., Class A	21,600	71,557
HLA Group Corp. Ltd., Class A	61,200	60,986
Jason Furniture Hangzhou Co. Ltd., Class A	12,600	43,718
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	9,900	64,921
Keboda Technology Co. Ltd., Class A	2,500	18,597
Lao Feng Xiang Co. Ltd., Class A	3,700	26,410
Ninebot Ltd. *	14,108	128,484
Ningbo Joyson Electronic Corp., Class A	28,620	70,584
Offcn Education Technology Co. Ltd., Class A *	138,700	55,439
Qingdao Sentury Tire Co. Ltd., Class A	19,000	49,021
Shandong Linglong Tyre Co. Ltd., Class A	19,691	39,381
Shanghai Jinjiang International Hotels Co. Ltd., Class A	11,000	35,006
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	48,100	38,051
Shenzhen Kedali Industry Co. Ltd., Class A	5,500	84,233
Shenzhen MTC Co. Ltd., Class A	63,600	38,132
Sichuan Changhong Electric Co. Ltd., Class A	101,200	138,907
Songcheng Performance Development Co. Ltd., Class A	46,600	58,531
Suofeiya Home Collection Co. Ltd., Class A	17,118	33,521
Tianneng Battery Group Co. Ltd., Class A	4,624	17,270
Wangfujing Group Co. Ltd., Class A	19,830	38,530
Wanxiang Qianchao Co. Ltd., Class A	43,700	47,185
Wuchan Zhongda Group Co. Ltd., Class A	83,600	60,681
Zhejiang Cfmoto Power Co. Ltd., Class A	2,800	70,873
Zhejiang Semir Garment Co. Ltd., Class A	26,900	20,273
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	19,900	87,910
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	36,600	82,289

(Cost $2,028,726)		2,284,647

Consumer Staples — 4.4%

See Notes to Financial Statements.

8   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Angel Yeast Co. Ltd., Class A *	15,900	84,075
Anhui Kouzi Distillery Co. Ltd., Class A	8,800	44,126
Anjoy Foods Group Co. Ltd., Class A	5,500	63,967
Beijing Dabeinong Technology Group Co. Ltd., Class A	94,562	53,153
Beijing Yanjing Brewery Co. Ltd., Class A	38,600	75,483
Bloomage Biotechnology Corp. Ltd., Class A	5,407	37,851
By-health Co. Ltd., Class A	25,600	41,498
Chacha Food Co. Ltd., Class A	8,200	26,300
Chongqing Brewery Co. Ltd., Class A	6,100	48,933
Chongqing Fuling Zhacai Group Co. Ltd., Class A	24,969	47,129
COFCO Sugar Holding Co. Ltd., Class A	32,800	42,335
DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,612	28,042
Fujian Sunner Development Co. Ltd., Class A	17,400	36,368
Gambol Pet Group Co. Ltd., Class A	1,500	22,475
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	13,700	46,489
Heilongjiang Agriculture Co. Ltd., Class A	21,200	42,310
Innovation New Material Technology Co. Ltd., Class A	38,000	20,357
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A *	18,000	46,641
Laobaixing Pharmacy Chain JSC, Class A	10,426	27,840
Proya Cosmetics Co. Ltd., Class A	6,300	77,617
Shanghai Bairun Investment Holding Group Co. Ltd., Class A *	15,200	58,983
Shanghai Flyco Electrical Appliance Co. Ltd., Class A *	1,500	7,809
Yifeng Pharmacy Chain Co. Ltd., Class A	14,976	54,165
Yonghui Superstores Co. Ltd., Class A *	127,500	88,122
Yuan Longping High-tech Agriculture Co. Ltd., Class A	25,954	36,742
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	5,000	30,679

(Cost $1,246,357)		1,189,489

Energy — 2.2%
China Coal Xinji Energy Co. Ltd., Class A	44,700	41,565
China Petroleum Engineering Corp., Class A	53,200	23,036

	Number of Shares	Value $

China Suntien Green Energy Corp. Ltd., Class A	8,600	9,525
CNOOC Energy Technology & Services Ltd., Class A	62,700	35,939
COFCO Capital Holdings Co. Ltd., Class A	24,600	39,262
Guangzhou Development Group, Inc., Class A	30,500	27,895
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,400	86,243
Jiangsu Xukuang Energy Co. Ltd., Class A	33,500	23,573
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	23,100	38,953
Jizhong Energy Resources Co. Ltd., Class A	21,900	20,364
Offshore Oil Engineering Co. Ltd., Class A	51,900	37,672
Pingdingshan Tianan Coal Mining Co. Ltd., Class A *	42,500	49,547
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	42,705	39,236
Sinopec Oilfield Service Corp., Class A *	127,200	33,189
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,629	84,459

(Cost $532,529)		590,458

Financials — 9.7%
Bank of Changsha Co. Ltd., Class A	78,200	106,469
Bank of Guiyang Co. Ltd., Class A	82,800	70,098
Bank of Lanzhou Co. Ltd., Class A	87,300	29,200
Bank of Suzhou Co. Ltd., Class A	125,010	151,290
Bank of Xi’an Co. Ltd., Class A	43,300	22,715
Beijing Compass Technology Development Co. Ltd., Class A *	10,310	83,235
BOC International China Co. Ltd., Class A	48,000	65,885
Caida Securities Co. Ltd., Class A	40,500	36,086
Caitong Securities Co. Ltd., Class A	89,325	91,366
Changjiang Securities Co. Ltd., Class A	95,598	86,903
China Great Wall Securities Co. Ltd., Class A	39,900	44,412
Chinalin Securities Co. Ltd., Class A	8,400	15,773
Dongxing Securities Co. Ltd., Class A	56,700	80,424
First Capital Securities Co. Ltd., Class A	121,800	112,075
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A *	43,655	38,958

See Notes to Financial Statements.

DBX ETF Trust  | 9

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Guolian Minsheng Securities Co. Ltd., Class A	38,200	52,539
Guosheng Financial Holding, Inc., Class A *	23,187	38,906
Guoyuan Securities Co. Ltd., Class A	70,000	73,349
Huaan Securities Co. Ltd., Class A	84,915	64,582
Huaxi Securities Co. Ltd., Class A	38,900	44,432
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A *	83,500	91,782
Jiangsu Financial Leasing Co. Ltd., Class A	59,620	49,399
J-Yuan Trust Co. Ltd., Class A *	116,400	43,295
Minmetals Capital Co. Ltd., Class A	64,900	47,648
Nanjing Securities Co. Ltd., Class A	56,000	60,233
Pacific Securities Co. Ltd., Class A *	195,900	97,606
Polaris Bay Group Co. Ltd., Class A *	62,100	56,194
Qilu Bank Co. Ltd., Class A	81,600	75,198
Qingdao Rural Commercial Bank Corp., Class A	131,700	63,243
Sealand Securities Co. Ltd., Class A	129,470	67,023
Shaanxi International Trust Co. Ltd., Class A	93,090	43,798
Shanxi Securities Co. Ltd., Class A	65,440	50,588
Sinolink Securities Co. Ltd., Class A	70,700	81,736
SooChow Securities Co. Ltd., Class A	107,165	118,539
Southwest Securities Co. Ltd., Class A	106,300	61,225
SPIC Industry-Finance Holdings Co. Ltd., Class A *	46,100	44,339
Tianfeng Securities Co. Ltd., Class A *	196,400	106,305
Western Securities Co. Ltd., Class A	77,600	79,805
Xiangcai Co. Ltd., Class A *	32,700	37,214
Yongan Futures Co. Ltd., Class A	9,700	16,707

(Cost $2,811,110)		2,600,574

Health Care — 10.7%
Andon Health Co. Ltd., Class A	10,500	55,041
Anhui Anke Biotechnology Group Co. Ltd., Class A	35,808	44,230
Apeloa Pharmaceutical Co. Ltd., Class A	16,600	32,254
APT Medical, Inc., Class A	1,597	87,883
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,300	82,391

	Number of Shares	Value $

Autobio Diagnostics Co. Ltd., Class A	5,500	29,800
Betta Pharmaceuticals Co. Ltd., Class A	7,500	59,300
BGI Genomics Co. Ltd., Class A	7,300	52,096
Changchun BCHT Biotechnology Co. Ltd., Class A *	3,704	10,847
China Meheco Co. Ltd., Class A	22,721	33,079
China National Medicines Corp. Ltd., Class A	9,433	39,288
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	12,349	33,437
Chongqing Taiji Industry Group Co. Ltd., Class A	11,500	33,884
CSPC Innovation Pharmaceutical Co. Ltd., Class A	11,900	85,733
Dong-E-E-Jiao Co. Ltd., Class A	11,700	89,001
Gan & Lee Pharmaceuticals Co. Ltd., Class A	10,700	80,933
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,200	33,026
Haisco Pharmaceutical Group Co. Ltd., Class A	10,000	63,550
Huaxia Eye Hospital Group Co. Ltd., Class A	7,300	19,098
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,400	35,250
Humanwell Healthcare Group Co. Ltd., Class A	30,800	94,812
Intco Medical Technology Co. Ltd., Class A	12,920	42,515
iRay Group, Class A	2,085	37,991
Jafron Biomedical Co. Ltd., Class A	14,700	44,536
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	15,600	50,035
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,685	87,509
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	27,500	62,555
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	29,656	45,892
Jointown Pharmaceutical Group Co. Ltd., Class A	61,348	44,274
Lepu Medical Technology Beijing Co. Ltd., Class A	33,600	53,627
Livzon Pharmaceutical Group, Inc., Class A	9,262	46,790
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	93,600	67,291
MGI Tech Co. Ltd., Class A *	6,229	60,965
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,412	24,085
Ovctek China, Inc., Class A	15,037	31,659

See Notes to Financial Statements.

10   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	11,700	35,935
Remegen Co. Ltd., Class A *	5,335	43,677
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	13,100	30,363
Shandong Pharmaceutical Glass Co. Ltd., Class A	16,938	50,471
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,396	86,993
Shanghai Junshi Biosciences Co. Ltd., Class A *	15,923	71,844
Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	5,600	40,539
Shenzhen Kangtai Biological Products Co. Ltd., Class A	20,260	40,181
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	14,500	91,444
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	22,500	45,498
Sinocelltech Group Ltd., Class A *	4,161	22,875
Tasly Pharmaceutical Group Co. Ltd., Class A	25,500	57,793
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,362	39,435
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A *	34,100	36,962
Topchoice Medical Corp., Class A	8,603	49,335
Walvax Biotechnology Co. Ltd., Class A	45,000	64,515
Winner Medical Co. Ltd., Class A	7,640	51,299
Xiamen Amoytop Biotech Co. Ltd., Class A	4,682	50,197
Yifan Pharmaceutical Co. Ltd., Class A	22,500	41,157
Yili Chuanning Biotechnology Co. Ltd., Class A *	19,200	34,481
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	22,520	54,039
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,917	29,204

(Cost $2,865,604)		2,862,894

Industrials — 16.4%
AECC Aero-Engine Control Co. Ltd., Class A	29,800	80,442
AVIC Chengdu UAS Co. Ltd., Class A *	7,871	50,217
AVICOPTER PLC, Class A	14,800	75,609
Baimtec Material Co. Ltd., Class A	5,829	44,308
Beijing Easpring Material Technology Co. Ltd., Class A	12,100	63,713

	Number of Shares	Value $

Beijing Originwater Technology Co. Ltd., Class A	66,300	41,867
CCCC Design & Consulting Group Co. Ltd., Class A	21,700	24,033
CECEP Environmental Protection Co. Ltd., Class A	29,100	24,757
Centre Testing International Group Co. Ltd., Class A	48,200	74,789
China Baoan Group Co. Ltd., Class A	61,580	68,543
China First Heavy Industries Co. Ltd., Class A *	98,100	36,761
China International Marine Containers Group Co. Ltd., Class A	56,680	60,807
China Railway Construction Heavy Industry Corp. Ltd., Class A	52,354	28,774
China Railway Hi-tech Industry Co. Ltd., Class A	35,600	36,315
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	35,300	24,300
China Southern Power Grid Technology Co. Ltd., Class A	5,231	21,141
China XD Electric Co. Ltd., Class A	61,200	52,916
CITIC Heavy Industries Co. Ltd., Class A *	62,900	38,323
CITIC Metal Co. Ltd., Class A	14,300	14,964
CNGR Advanced Material Co. Ltd., Class A	13,700	59,076
COSCO SHIPPING Development Co. Ltd., Class A	114,000	39,871
Dajin Heavy Industry Co. Ltd., Class A	10,300	39,169
Deppon Logistics Co. Ltd., Class A	9,500	27,424
Eastern Air Logistics Co. Ltd., Class A	19,100	34,805
Fangda Carbon New Material Co. Ltd., Class A	87,900	56,361
Farasis Energy Gan Zhou Co. Ltd., Class A *	22,549	40,246
GEM Co. Ltd., Class A	144,000	121,111
Ginlong Technologies Co. Ltd., Class A	5,700	40,417
Goldwind Science & Technology Co. Ltd., Class A	74,800	96,027
GoodWe Technologies Co. Ltd., Class A	5,067	28,256
Guangzhou Baiyun International Airport Co. Ltd., Class A	36,000	47,715
Guangzhou Port Co. Ltd., Class A	48,200	21,473
Hangcha Group Co. Ltd., Class A	15,700	42,076
Han’s Laser Technology Industry Group Co. Ltd., Class A	26,000	82,959

See Notes to Financial Statements.

DBX ETF Trust  | 11

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Hefei Meiya Optoelectronic Technology, Inc., Class A	12,100	29,355
Henan Pinggao Electric Co. Ltd., Class A	24,100	51,342
Hongfa Technology Co. Ltd., Class A	24,412	110,993
Hoymiles Power Electronics, Inc., Class A	912	12,612
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	13,200	50,435
Infore Environment Technology Group Co. Ltd., Class A	37,300	37,842
JL Mag Rare-Earth Co. Ltd., Class A	20,340	56,091
Juneyao Airlines Co. Ltd., Class A	22,540	43,545
Keda Industrial Group Co. Ltd., Class A	28,400	40,598
Kuang-Chi Technologies Co. Ltd., Class A	43,200	265,964
Leader Harmonious Drive Systems Co. Ltd., Class A	2,948	47,461
Liaoning Cheng Da Co. Ltd., Class A	25,958	38,116
Liaoning Port Co. Ltd., Class A	231,720	47,597
Ming Yang Smart Energy Group Ltd., Class A	49,600	69,182
Ningbo Orient Wires & Cables Co. Ltd., Class A	12,200	80,783
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	13,578	34,504
Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,500	62,593
North Industries Group Red Arrow Co. Ltd., Class A	23,647	54,610
Qingdao TGOOD Electric Co. Ltd., Class A	23,181	71,294
Sany Renewable Energy Co. Ltd., Class A	7,499	24,437
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,200	103,861
Shandong Hi-speed Co. Ltd., Class A	19,400	30,802
Shanghai Construction Group Co. Ltd., Class A	163,700	54,072
Shanghai M&G Stationery, Inc., Class A	10,800	44,232
Shanghai Moons’ Electric Co. Ltd., Class A	4,800	36,959
Shanghai Tunnel Engineering Co. Ltd., Class A	57,000	47,939
Shanxi Coal International Energy Group Co. Ltd., Class A *	23,900	32,274
Shenzhen SED Industry Co. Ltd., Class A	13,600	36,674
Siasun Robot & Automation Co. Ltd., Class A *	36,500	81,862

	Number of Shares	Value $

Sinochem International Corp., Class A *	54,100	28,682
Sinoma International Engineering Co., Class A	38,350	48,009
Sinomach Heavy Equipment Group Co. Ltd., Class A *	99,200	41,716
Sinotrans Ltd., Class A	47,300	32,954
State Grid Yingda Co. Ltd., Class A	55,200	37,616
Sunwoda Electronic Co. Ltd., Class A *	43,000	110,524
TangShan Port Group Co. Ltd., Class A	86,274	49,212
Tian Di Science & Technology Co. Ltd., Class A	51,700	42,621
Titan Wind Energy Suzhou Co. Ltd., Class A	27,000	24,807
Wolong Electric Group Co. Ltd., Class A	25,139	80,350
Xiamen C & D, Inc., Class A	47,500	65,396
Xiamen ITG Group Corp. Ltd., Class A	37,548	32,622
Xiangtan Electric Manufacturing Co. Ltd., Class A *	28,364	43,184
XTC New Energy Materials Xiamen Co. Ltd., Class A	5,303	32,531
Xuji Electric Co. Ltd., Class A	20,100	59,335
YUNDA Holding Group Co. Ltd., Class A	35,400	34,244
Zhefu Holding Group Co. Ltd., Class A	80,400	36,265
Zhejiang Dingli Machinery Co. Ltd., Class A	6,700	42,086
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,888	53,823
Zhejiang Weixing New Building Materials Co. Ltd., Class A	18,980	29,503
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	33,400	76,717
Zhuhai CosMX Battery Co. Ltd., Class A	20,430	38,334
Zhuzhou Kibing Group Co. Ltd., Class A	46,700	33,897

(Cost $4,338,329)		4,412,022

Information Technology — 23.5%
3peak, Inc., Class A *	2,671	53,755
Accelink Technologies Co. Ltd., Class A	13,722	78,463
Aisino Corp., Class A	34,300	41,653
Amlogic Shanghai Co. Ltd., Class A *	9,569	88,780
Anker Innovations Technology Co. Ltd., Class A	6,160	87,202
ASR Microelectronics Co. Ltd., Class A *	5,944	62,118

See Notes to Financial Statements.

12   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Beijing E-Hualu Information Technology Co. Ltd., Class A *	14,640	43,847
Beijing Shiji Information Technology Co. Ltd., Class A	25,809	29,086
Beijing Sinnet Technology Co. Ltd., Class A	42,800	77,340
Beijing Ultrapower Software Co. Ltd., Class A	58,400	85,671
Beijing Yandong Microelectronic Co. Ltd., Class A	7,654	19,971
Biwin Storage Technology Co. Ltd., Class A *	8,630	67,169
CETC Cyberspace Security Technology Co. Ltd., Class A	17,304	38,617
China Greatwall Technology Group Co. Ltd., Class A *	55,400	111,949
China National Software & Service Co. Ltd., Class A *	16,838	102,846
China TransInfo Technology Co. Ltd., Class A	27,400	35,936
China Zhenhua Group Science & Technology Co. Ltd., Class A	11,000	70,119
CICT Mobile Communication Technology Co. Ltd., Class A *	42,776	33,543
DHC Software Co. Ltd., Class A	63,500	80,462
Digital China Group Co. Ltd., Class A	16,100	82,876
Everdisplay Optronics Shanghai Co. Ltd., Class A *	136,463	44,508
Fiberhome Telecommunication Technologies Co. Ltd., Class A	21,900	61,032
Glodon Co. Ltd., Class A	37,100	70,387
GRG Banking Equipment Co. Ltd., Class A	40,100	67,563
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	28,500	52,844
Guangzhou Haige Communications Group, Inc. Co., Class A	59,200	112,068
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A *	12,100	55,451
Guobo Electronics Co. Ltd., Class A	1,841	14,592
Hangzhou Chang Chuan Technology Co. Ltd., Class A	12,600	71,995
Hangzhou EZVIZ Network Co. Ltd., Class A	4,823	21,473
Hangzhou Lion Microelectronics Co. Ltd., Class A *	16,500	54,226
Hebei Sinopack Electronic Technology Co. Ltd., Class A	5,280	35,087
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	24,500	43,864
Hengtong Optic-electric Co. Ltd., Class A	56,200	116,997
Hexing Electrical Co. Ltd., Class A	5,700	21,336

	Number of Shares	Value $

Hongyuan Green Energy Co. Ltd., Class A	11,800	22,960
Huagong Tech Co. Ltd., Class A	29,059	170,152
Hwatsing Technology Co. Ltd., Class A	3,921	80,442
Ingenic Semiconductor Co. Ltd., Class A *	10,000	88,060
IRICO Display Devices Co. Ltd., Class A *	41,300	35,194
Isoftstone Information Technology Group Co. Ltd., Class A	15,700	113,742
Jiangsu Hoperun Software Co. Ltd., Class A *	22,500	157,166
Jiangsu Pacific Quartz Co. Ltd., Class A *	8,100	33,737
Loongson Technology Corp. Ltd., Class A *	4,660	83,728
Newland Digital Technology Co. Ltd., Class A	23,540	101,507
Nexchip Semiconductor Corp., Class A *	23,232	65,679
Piotech, Inc., Class A	4,012	82,080
Qi An Xin Technology Group, Inc., Class A *	8,324	34,843
Raytron Technology Co. Ltd., Class A	10,968	92,550
Risen Energy Co. Ltd., Class A *	27,100	35,505
Rockchip Electronics Co. Ltd., Class A	5,900	118,159
Ruijie Networks Co. Ltd., Class A	2,300	21,333
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,342	61,373
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	9,827	62,192
Shanghai Longcheer Technology Co. Ltd.	1,700	8,831
Shanghai Stonehill Technology Co. Ltd., Class A *	160,348	125,736
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	49,500	79,004
Shenzhen Goodix Technology Co. Ltd., Class A	8,200	78,503
Shenzhen Kaifa Technology Co. Ltd., Class A	27,500	65,951
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,220	48,616
Shenzhen Longsys Electronics Co. Ltd., Class A	3,700	36,552
Shenzhen SC New Energy Technology Corp., Class A	8,200	58,792
Shenzhen Sunlord Electronics Co. Ltd., Class A	22,300	85,575
Shenzhen Sunway Communication Co. Ltd., Class A	29,700	88,540
SICC Co. Ltd., Class A *	5,296	44,101

See Notes to Financial Statements.

DBX ETF Trust  | 13

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Sinosoft Co. Ltd., Class A	17,788	47,498
Skyverse Technology Co. Ltd., Class A	5,574	54,461
Smartsens Technology Shanghai Co. Ltd., Class A	8,205	103,170
StarPower Semiconductor Ltd., Class A *	3,400	37,844
State Grid Information & Communication Co. Ltd., Class A	17,600	44,090
SUPCON Technology Co. Ltd., Class A	18,082	110,671
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	38,600	150,858
Suzhou Maxwell Technologies Co. Ltd., Class A	4,100	38,813
Suzhou Novosense Microelectronics Co. Ltd., Class A *	2,900	73,574
Taiji Computer Corp. Ltd., Class A	12,919	42,870
Thunder Software Technology Co. Ltd., Class A	10,800	82,754
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	13,900	39,219
Tianma Microelectronics Co. Ltd., Class A *	39,700	45,290
Tianshui Huatian Technology Co. Ltd., Class A	73,700	89,398
TongFu Microelectronics Co. Ltd., Class A	28,900	94,016
United Nova Technology Co. Ltd., Class A *	122,118	81,691
Universal Scientific Industrial Shanghai Co. Ltd., Class A	20,600	38,654
Vanchip Tianjin Technology Co. Ltd., Class A	1,997	8,193
Venustech Group, Inc., Class A	21,400	45,442
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	9,974	120,860
Victory Giant Technology Huizhou Co. Ltd., Class A	17,400	208,840
Wangsu Science & Technology Co. Ltd., Class A	67,400	97,471
Wuhan Guide Infrared Co. Ltd., Class A *	50,300	61,711
Wuhan Jingce Electronic Group Co. Ltd., Class A *	5,700	45,187
Wuxi Autowell Technology Co. Ltd., Class A	4,941	22,767
Xiamen Faratronic Co. Ltd., Class A	4,000	57,352
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	64,537
Zhejiang Crystal-Optech Co. Ltd., Class A	38,562	97,297

(Cost $5,965,533)		6,319,957

	Number of Shares	Value $

Materials — 16.1%
Angang Steel Co. Ltd., Class A *	75,600	24,657
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	17,500	70,434
Baiyin Nonferrous Group Co. Ltd., Class A	91,500	35,557
BBMG Corp., Class A	97,400	20,817
Beijing Shougang Co. Ltd., Class A	46,200	22,762
Bluestar Adisseo Co., Class A	12,800	17,090
Canmax Technologies Co. Ltd., Class A	17,240	41,107
Cathay Biotech, Inc., Class A	10,176	66,660
Chengxin Lithium Group Co. Ltd., Class A *	18,600	28,912
Chifeng Jilong Gold Mining Co. Ltd., Class A *	46,700	170,200
China Hainan Rubber Industry Group Co. Ltd., Class A	54,600	34,555
China Rare Earth Resources And Technology Co. Ltd., Class A	21,700	102,035
Dazhong Mining Co. Ltd.	14,000	17,274
Do-Fluoride New Materials Co. Ltd., Class A *	36,140	57,681
Fujian Kuncai Material Technology Co. Ltd., Class A	5,940	15,853
Guangdong HEC Technology Holding Co. Ltd., Class A	41,705	54,814
Guangdong Hongda Holdings Group Co. Ltd., Class A	13,500	57,220
Hangjin Technology Co. Ltd., Class A *	16,600	50,915
Hangzhou Iron & Steel Co., Class A	41,110	50,836
Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,200	37,484
Haohua Chemical Science & Technology Co. Ltd., Class A	10,700	35,581
Hengyi Petrochemical Co. Ltd., Class A	50,100	41,789
Hesteel Co. Ltd., Class A	110,000	33,434
Huafon Chemical Co. Ltd., Class A	60,100	56,219
Huaxin Cement Co. Ltd., Class A	18,672	32,004
Hubei Dinglong Co. Ltd., Class A *	22,800	87,874
Hubei Feilihua Quartz Glass Co. Ltd., Class A	14,600	90,758
Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,820	63,292
Hunan Gold Corp. Ltd., Class A	24,700	76,891
Hunan Valin Steel Co. Ltd., Class A	103,320	68,542
Inner Mongolia Berun Chemical Co. Ltd., Class A *	65,600	45,795
Inner Mongolia ERDOS Resources Co. Ltd., Class A	16,700	21,578

See Notes to Financial Statements.

14   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	94,900	70,069
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	35,700	65,550
JCHX Mining Management Co. Ltd., Class A	10,900	59,180
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,790	44,349
Jiangsu Yoke Technology Co. Ltd., Class A	8,396	61,071
Jinduicheng Molybdenum Co. Ltd., Class A	29,400	43,047
Kingfa Sci & Tech Co. Ltd., Class A	59,700	85,010
Levima Advanced Materials Corp., Class A	11,900	24,971
Luxi Chemical Group Co. Ltd., Class A	30,000	43,509
Maanshan Iron & Steel Co. Ltd., Class A *	68,500	32,514
MeiHua Holdings Group Co. Ltd., Class A	56,500	82,178
Nanjing Iron & Steel Co. Ltd., Class A	65,800	38,903
Ningbo Shanshan Co. Ltd., Class A	26,900	28,523
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	134,600	46,702
Red Avenue New Materials Group Co. Ltd., Class A	7,300	33,505
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	47,590	27,608
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	1,857	14,036
Shandong Sinocera Functional Material Co. Ltd., Class A *	24,400	55,536
Shandong Sun Paper Industry JSC Ltd., Class A	47,500	92,952
Shanxi Meijin Energy Co. Ltd., Class A *	84,600	49,196
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	64,500	31,869
Shenghe Resources Holding Co. Ltd., Class A	42,890	68,991
Shenzhen Capchem Technology Co. Ltd., Class A	15,480	65,033
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	8,540	28,351
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	74,400	45,949
Sichuan Hebang Biotechnology Co. Ltd., Class A	181,680	44,126
Sinoma Science & Technology Co. Ltd., Class A	19,500	45,548

	Number of Shares	Value $

Sinomine Resource Group Co. Ltd., Class A *	20,320	83,110
Sinopec Shanghai Petrochemical Co. Ltd., Class A *	67,300	26,340
Skshu Paint Co. Ltd., Class A	8,232	36,823
Sunresin New Materials Co. Ltd., Class A	7,550	47,320
Tangshan Jidong Cement Co. Ltd., Class A *	33,181	20,815
Tianshan Aluminum Group Co. Ltd., Class A	79,200	84,747
Tongkun Group Co. Ltd., Class A	45,600	68,540
Weihai Guangwei Composites Co. Ltd., Class A	17,400	73,968
Western Mining Co. Ltd., Class A *	47,200	103,502
Western Superconducting Technologies Co. Ltd., Class A	12,265	84,277
Xiamen Tungsten Co. Ltd., Class A	24,520	66,019
Xinfengming Group Co. Ltd., Class A *	18,316	27,657
Xinxing Ductile Iron Pipes Co. Ltd., Class A	66,050	32,176
YongXing Special Materials Technology Co. Ltd., Class A	9,100	38,697
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	92,300	65,715
Yunnan Copper Co. Ltd., Class A	40,100	64,168
Yunnan Tin Co. Ltd., Class A	27,930	53,144
Yunnan Yuntianhua Co. Ltd., Class A	35,100	106,197
Zhejiang Hailiang Co. Ltd., Class A	29,200	40,648
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	19,800	67,710
Zhejiang Longsheng Group Co. Ltd., Class A	69,700	94,896
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,060	46,376
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A *	2,598	7,302
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	43,521	27,543

(Cost $4,400,088)		4,326,586
Real Estate — 1.5%
China World Trade Center Co. Ltd., Class A	5,500	16,457
Greenland Holdings Corp. Ltd., Class A *	119,700	27,743
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	35,200	45,775
Quzhou Xin’an Development Co. Ltd., Class A *	115,700	41,268
Seazen Holdings Co. Ltd., Class A *	25,000	43,718
Shanghai Lingang Holdings Corp. Ltd., Class A	22,600	28,260

See Notes to Financial Statements.

DBX ETF Trust  | 15

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,700	27,828
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	20,700	71,708
Youngor Fashion Co. Ltd., Class A	61,600	64,205
Zhongtian Financial Group Co. Ltd., Class A * (a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	58,140	39,619

(Cost $474,214)		406,581

Utilities — 3.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	131,390	58,171
Beijing Jingneng Power Co. Ltd., Class A	59,700	36,125
CECEP Solar Energy Co. Ltd., Class A	68,600	41,320
CECEP Wind-Power Corp., Class A	115,850	47,110
Chengdu Xingrong Environment Co. Ltd., Class A	45,000	45,654
China Green Electricity Investment of Tianjin Co. Ltd., Class A	16,000	18,986
China Southern Power Grid Energy Storage Co. Ltd., Class A	29,200	41,053
Chongqing Water Group Co. Ltd., Class A	19,400	12,951
Datang International Power Generation Co. Ltd., Class A	104,400	46,221

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

	Number of Shares	Value $

Fujian Funeng Co. Ltd., Class A	30,700	41,798
Guangdong Electric Power Development Co. Ltd., Class A	13,500	9,743
Hubei Energy Group Co. Ltd., Class A	44,100	28,460
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	92,200	51,696
Jiangsu Guoxin Corp. Ltd., Class A	13,900	14,604
Shaanxi Energy Investment Co. Ltd., Class A	20,300	25,271
Shanghai Electric Power Co. Ltd., Class A	39,600	48,639
Shenergy Co. Ltd., Class A	57,649	71,849
Shenzhen Energy Group Co. Ltd., Class A	38,560	34,786
Shenzhen Gas Corp. Ltd., Class A	25,900	23,077
Sichuan New Energy Power Co. Ltd., Class A	26,200	36,689
Wintime Energy Group Co. Ltd., Class A	601,000	112,604
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	21,100	22,929

(Cost $888,627)		869,736

TOTAL COMMON STOCKS

(Cost $26,312,185)		26,793,624

TOTAL INVESTMENTS — 99.7%

(Cost $26,312,185)		26,793,624

Other assets and liabilities, net — 0.3%		76,915

NET ASSETS — 100.0%		26,870,539

See Notes to Financial Statements.

16   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$26,793,624	$—	$0	$26,793,624

TOTAL	$26,793,624	$—	$0	$26,793,624

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  | 17

Statements of Assets and Liabilities

May 31, 2025

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Assets

Investment in non-affiliated securities at value	$2,011,429,807	$26,793,624

Cash	123,939	1,729
Foreign currency at value†	4,202,266	90,071
Total assets	$2,015,756,012	$26,885,424

Liabilities

Payables:
Investment advisory fees	$1,080,251	$14,885
Total liabilities	1,080,251	14,885
Net Assets, at value	$2,014,675,761	$26,870,539

Net Assets Consist of
Paid-in capital	$2,866,135,589	$47,655,934
Distributable earnings (loss)	(851,459,828)	(20,785,395)
Net Assets, at value	$2,014,675,761	$26,870,539
Number of Common Shares outstanding	75,900,001	950,001
Net Asset Value	$26.54	$28.28

Investment in non-affiliated securities at cost	$1,712,463,818	$26,312,185
Foreign currency at cost	$4,168,015	$90,774

†

Included in foreign currency at value is $104,156 and $10,296 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Statements of Operations

May 31, 2025

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Investment Income
Unaffiliated interest income	$3,196	$139
Unaffiliated dividend income*	55,176,091	393,957
Total investment income	55,179,287	394,096

Expenses
Investment advisory fees	14,257,775	181,855
Other expenses	58	58
Total expenses	14,257,833	181,913
Net investment income (loss)	40,921,454	212,183

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(318,931,248)	(3,666,841)
Foreign currency transactions	(3,214,865)	(87,366)
Net realized gain (loss)	(322,146,113)	(3,754,207)
Net change in unrealized appreciation (depreciation) on:
Investments	165,058,387	4,143,029
Foreign currency translations	47,963	470
Net change in unrealized appreciation (depreciation)	165,106,350	4,143,499
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(157,039,763)	389,292
Net Increase (Decrease) in Net Assets Resulting from Operations	$(116,118,309)	$601,475

* Unaffiliated foreign tax withheld	$6,127,638	$43,823

See Notes to Financial Statements.

DBX ETF Trust  | 19

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$40,921,454	$38,826,152	$212,183	$233,711
Net realized gain (loss)	(322,146,113)	(240,456,368)	(3,754,207)	(1,091,827)
Net change in net unrealized appreciation (depreciation)	165,106,350	39,182,518	4,143,499	(2,480,945)
Net increase (decrease) in net assets resulting from operations	(116,118,309)	(162,447,698)	601,475	(3,339,061)
Distributions to Shareholders	(31,891,425)	(44,647,136)	(247,897)	(141,936)

Fund Shares Transactions

Proceeds from shares sold	3,017,009,958	792,877,174	19,632,094	—
Value of shares redeemed	(2,904,384,041)	(868,790,090)	(14,162,889)	(1,350,738)
Net increase (decrease) in net assets resulting from fund share transactions	112,625,917	(75,912,916)	5,469,205	(1,350,738)
Total net increase (decrease) in Net Assets	(35,383,817)	(283,007,750)	5,822,783	(4,831,735)

Net Assets
Beginning of year	2,050,059,578	2,333,067,328	21,047,756	25,879,491
End of year	$2,014,675,761	$2,050,059,578	$26,870,539	$21,047,756

Changes in Shares Outstanding

Shares outstanding, beginning of year	83,800,001	87,250,001	800,001	850,001
Shares sold	106,900,000	31,950,000	650,000	—
Shares redeemed	(114,800,000)	(35,400,000)	(500,000)	(50,000)
Shares outstanding, end of year	75,900,001	83,800,001	950,001	800,001

See Notes to Financial Statements.

20  |  DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of year	$24.46	$26.74	$30.82	$41.83	$27.18
Income (loss) from investment operations:
Net investment income (loss)(a)	0.49	0.51	0.46	0.36	0.30
Net realized and unrealized gain (loss)	1.89 (b)	(2.20)	(4.22)	(11.02)	14.67
Total from investment operations	2.38	(1.69)	(3.76)	(10.66)	14.97
Less distributions from:
Net investment income	(0.30)	(0.59)	(0.32)	(0.35)	(0.32)
Total from distributions	(0.30)	(0.59)	(0.32)	(0.35)	(0.32)
Net Asset Value, end of year	$26.54	$24.46	$26.74	$30.82	$41.83
Total Return (%)	9.72	(6.18)	(12.28)	(25.67)	55.20

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	2,015	2,050	2,333	1,672	2,715
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.87	2.02	1.55	0.97	0.79
Portfolio turnover rate (%)	143	50	69	95	78

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.

DBX ETF Trust  | 21

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of year	$26.31	$30.45	$32.55	$38.36	$27.59
Income (loss) from investment operations:
Net investment income (loss)(a)	0.21	0.28	0.36	0.28	0.13
Net realized and unrealized gain (loss)	1.95	(4.24)	(1.88)	(5.77)	10.79
Total from investment operations	2.16	(3.96)	(1.52)	(5.49)	10.92
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.58)	(0.32)	(0.15)
Total from distributions	(0.19)	(0.18)	(0.58)	(0.32)	(0.15)
Net Asset Value, end of year	$28.28	$26.31	$30.45	$32.55	$38.36
Total Return (%)	8.21	(13.03)	(4.71)	(14.50)	39.64

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	27	21	26	34	40
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	0.76	1.03	1.13	0.73	0.37
Portfolio turnover rate (%)	79	25	41	62	34

(a)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2025, Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). Harvest Global Investments Limited serves as investment Sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

DBX ETF Trust  |  23

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the last traded price on the exchange for securities suspended from trading; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

24   |  DBX ETF Trust

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2025, the Funds did not incur any interest or penalties.

As of May 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Harvest CSI 300 China A-Shares ETF	$19,481,622	$(994,114,337)	$123,172,887	$(851,459,828)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	—	(20,710,157)	(75,238)	(20,785,395)

The tax character of dividends and distributions declared for the years ended May 31, 2025 and May 31, 2024 were as follows:

Year Ended May 31, 2025
Ordinary Income*

Xtrackers Harvest CSI 300 China A-Shares ETF	$31,891,425

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	247,897

DBX ETF Trust  |  25

Year Ended May 31, 2024
Ordinary Income*

Xtrackers Harvest CSI 300 China A-Shares ETF	$44,647,136

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	141,936

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Harvest CSI 300 China A-Shares ETF	$636,148,837	$357,965,500	$994,114,337

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	15,562,388	5,121,760	20,684,148

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The funds had no post-October capital losses.

Late Year Ordinary Losses

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	$26,009

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,888,291,171	$123,138,636	$298,543,219	$(175,404,583)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	26,868,159	(74,535)	3,474,120	(3,548,655)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC

26   |  DBX ETF Trust

companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Funds while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor, and is paid by the Advisor for its services.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

DBX ETF Trust  |  27

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$3,238,395,221	$3,118,673,537
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	26,940,854	21,528,418

5. Fund Share Transactions

As of May 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets; both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2025.

28   |  DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, (collectively referred to as the “Funds”), (two of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2025, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting DBX ETF Trust) at May 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 23, 2025

DBX ETF Trust  |  29

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC AND INVESTMENT SUB-ADVISORY AGREEMENT WITH HARVEST GLOBAL INVESTMENTS LIMITED

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”) the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to continue in effect the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and Harvest Global Investments Limited (“Harvest” or the “Sub-Advisor”) for purposes of reviewing the Investment Advisory Agreement’s and Investment Sub-Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX and Harvest, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of to the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision to approve the continuation of the Investment Sub-Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

30   |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Advisor in working with Harvest to manage the Funds’ portfolios, noting that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of the Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Group and the information in the Broadridge report accordingly may or may not provide meaningful direct comparisons to the Funds. The Board considered that while each Fund’s advisory fees and total expenses were above or equal to the average and median of the Peer Group, many of the other ETFs in the Funds’ Peer Group only invested directly in A-shares through the Stock Connect programs, rather than also utilizing the Renminbi Qualified Foreign Institutional Investor (“RQFII”) program, as the Funds did using the quota allocated to the Sub-Advisor. The Board also noted that the Chinese authorities had abolished the quotas under the RQFII system, but that it remained in the Funds’ best interests to continue utilizing Harvest as the Funds’ sub-advisor and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares. The Board accordingly noted that each Fund’s fee is competitive with the fees of the Peer Group.

The Board considered that the fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities

DBX ETF Trust  |  31

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Advisor’s profitability with respect to the Fund was not excessive The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from, and discussions the Board and the Advisor had with, the Sub-Advisor regularly during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of A-shares, and their techniques for implementing such strategies while minimizing index tracking error. The Board also noted that the Chinese authorities had abolished the quotas under the RQFII system, but that it remained in the Funds’ best interests to continue utilizing Harvest as the Funds’ sub-advisor and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Advisor and not the Funds.

Performance of Harvest; Harvest’s Financial Resources. The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error, taking note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

32   |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Advisor and not the Funds. Based on its review, the Board concluded that the fees agreed upon with Harvest are reasonable in light of the nature and quality of investment advisory services rendered for each Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Funds, the fact that the sub-advisory fee is paid by the Advisor and not the Funds, and fees paid by comparable funds to advisors.

Costs of Services and Profitability. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest receives a fixed fee which is computed as a percentage of each Fund’s advisory fees and does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  33

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2025.

Qualified Dividend Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	100%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Harvest CSI 300 China A-Shares ETF	$61,301,958	$6,117,427
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	437,736	43,774

34   |  DBX ETF Trust

CHINA-NCSRA

Xtrackers California Municipal Bond ETF (CA)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers US 0-1 Year Treasury ETF (TRSY)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers California Municipal Bond ETF

May 31, 2025

	Principal Amount $	Value $

MUNICIPAL BONDS – 97.0%

California – 97.0%
Allan Hancock Joint Community College District Series 2006-C, 0.00% - 5.60%, 8/1/47 (a)	160,000	112,221
Anaheim Public Financing Authority
Series C, Zero Coupon, 9/1/30	50,000	41,743
Series C, Zero Coupon, 9/1/32	150,000	115,748
Series C, Zero Coupon, 9/1/33	160,000	118,229
Bay Area Toll Authority
Series F-2, 5.00%, 4/1/42	100,000	105,462
Series F-2, 5.00%, 4/1/43	100,000	104,787
Bay Area Toll Authority, Highway Revenue Tolls, Series F-1, 5.00%, 4/1/56	70,000	72,967
California Community Choice Financing Authority
Series B-1, 4.00%, 2/1/52	250,000	247,038
Series A, 5.00%, 7/1/53	300,000	311,839
Series E-1, 5.00%, 2/1/54	100,000	104,550
Series D, 5.50%, 5/1/54	250,000	262,292
Series G-1, 5.25%, 11/1/54	100,000	104,897
Series F, 5.00%, 2/1/55	300,000	317,411
Series C, 5.00%, 8/1/55	100,000	104,137
Series H, 5.00%, 1/1/56	200,000	212,739
California Educational Facilities Authority
Series V-3, 5.00%, 6/1/33	25,000	28,705
Series U-1, 5.25%, 4/1/40	235,000	269,080
Series U-7, 5.00%, 6/1/46	120,000	129,789
Series 2016, 5.00%, 10/1/49	75,000	76,410
California Enterprise Development Authority Series A, 5.50%, 11/1/59	50,000	53,979
California Health Facilities Financing Authority
Series A, 5.00%, 11/15/30	50,000	50,293
Series A, 5.00%, 11/15/32	75,000	78,028
Series A, 5.00%, 11/15/33	55,000	57,069
Series A, 4.00%, 4/1/38	100,000	95,651
Series B, 3.25%, 8/15/39	145,000	128,581
Series B, 4.00%, 8/15/39	100,000	96,883
Series A, 5.00%, 10/1/39	25,000	25,723
Series C, 5.00%, 6/1/41	75,000	80,726
Series A, 5.00%, 11/15/41	75,000	75,738
Series A-2, 4.00%, 11/1/44	25,000	22,355
Series A, 5.00%, 11/15/46	100,000	100,984
Series A-2, 5.00%, 11/1/47	100,000	106,452
Series A, 4.00%, 8/15/48	100,000	93,171
Series A, 4.00%, 11/15/48	70,000	59,254
Series A, 5.00%, 11/15/48	60,000	59,727

	Principal Amount $	Value $
Series A, 4.00%, 6/1/50	50,000	41,350
Series A, 4.00%, 8/15/50	100,000	88,277
California Infrastructure & Economic Development Bank
Series A, 5.00%, 7/1/29	80,000	84,485
Series A, 5.00%, 7/1/33	125,000	132,273
Series A, 4.00%, 11/1/45	50,000	45,696
Series A, 4.00%, 7/1/50	180,000	157,330
California Municipal Finance Authority Series A, 5.00%, 9/1/49	35,000	35,654
California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	45,015
California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	83,859
California State Public Works Board
Series A, 5.00%, 8/1/34	30,000	32,719
Series B, 4.00%, 5/1/46	170,000	155,024
Series A, 4.00%, 11/1/46	225,000	204,967
California State University
Series A, 5.00%, 11/1/27	25,000	25,447
Series A, 5.00%, 11/1/29	40,000	41,595
Series A, 5.00%, 11/1/30	50,000	50,831
Series A, 5.00%, 11/1/32	105,000	106,592
Series A, 5.00%, 11/1/32	60,000	62,140
Series A, 5.00%, 11/1/34	30,000	30,900
Series A, 5.00%, 11/1/43	165,000	165,112
California Statewide Communities Development Authority
Series 2004-L, 5.00%, 4/1/38	155,000	166,835
Series A, 4.00%, 7/1/48	25,000	22,830
Series A, 3.00%, 4/1/50	50,000	34,176
Series A, 4.00%, 8/15/51	50,000	42,953
Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	26,377
Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	101,928
City of Irvine CA 4.00%, 9/1/58	75,000	66,331
City of Los Angeles CA Wastewater System Revenue Series C, 5.00%, 6/1/28	100,000	106,357
City of Los Angeles Department of Airports
Series D, 4.00%, 5/15/48	100,000	90,730
Series A, 5.00%, 5/15/49	300,000	302,678

See Notes to Financial Statements.

2  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	30,000	31,761
Series A, 5.00%, 5/15/37	30,000	31,615
City of San Francisco CA Public Utilities Commission Water Revenue Series C, 5.00%, 11/1/31	20,000	22,565
Coast Community College District 5.00%, 8/1/31	65,000	65,276
Coronado Community Development Agency Successor Agency Series A, 5.00%, 9/1/33	55,000	55,213
County of Sacramento CA Airport System Revenue Series A, 5.00%, 7/1/41	60,000	60,121
Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	90,679
East Bay Municipal Utility District Water System Revenue
Series B, 5.00%, 6/1/28	25,000	26,149
Series B, 5.00%, 6/1/30	50,000	52,173
Series B, 5.00%, 6/1/31	50,000	52,095
Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	92,743
Golden State Tobacco Securitization Corp.
Series A, 5.00%, 6/1/40	50,000	50,000
Series A, 5.00%, 6/1/45	85,000	85,000
Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	108,137
Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	27,487
Hayward Unified School District
4.00%, 8/1/42	50,000	46,481
4.00%, 8/1/43	300,000	276,676
Long Beach Bond Finance Authority Series A, 5.50%, 11/15/30	100,000	107,278
Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	118,892
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31	50,000	56,307
Series A, 5.00%, 6/1/33	30,000	33,429
Series A, 5.00%, 6/1/34	30,000	32,644

	Principal Amount $	Value $
Series B, 5.00%, 7/1/34	25,000	26,293
Series B, 5.00%, 7/1/35	50,000	52,398
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	113,542
Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	56,012
Los Angeles Department of Water & Power
Series B, 5.00%, 7/1/26	150,000	152,185
Series D, 5.00%, 7/1/26	100,000	101,457
Series A, 5.00%, 7/1/29	45,000	47,530
Series B, 5.00%, 7/1/33	150,000	155,130
Series A, 5.00%, 7/1/34	110,000	111,531
Series B, 5.00%, 7/1/51	20,000	19,867
Series B, 5.25%, 7/1/53	25,000	25,326
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/44	20,000	19,853
Los Angeles Department of Water & Power Water System Revenue
Series B, 5.00%, 7/1/47	30,000	30,155
Series A, 5.00%, 7/1/49	200,000	200,582
Series D, 5.00%, 7/1/52	50,000	49,641
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	75,000	75,415
Series B, 5.00%, 7/1/51	45,000	44,701
Los Angeles Unified School District
Series A, 5.00%, 7/1/27	60,000	62,708
Series B, 2.00%, 7/1/29	95,000	88,675
Series B-1, 5.00%, 7/1/29	25,000	26,297
Series A, 5.00%, 7/1/30	55,000	59,413
Series B, 5.00%, 7/1/30	100,000	102,108
Series C, 5.00%, 7/1/30	50,000	55,025
Series C, 3.00%, 7/1/35	20,000	18,412
Series B-1, 5.00%, 7/1/36	35,000	36,201
Series QRR, 5.00%, 7/1/37	50,000	55,074
Series B-1, 5.25%, 7/1/42	25,000	25,566
Series M-1, 5.25%, 7/1/42	15,000	15,339
Series RYQ, 4.00%, 7/1/44	75,000	69,297
Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	148,746
Metropolitan Water District of Southern California
Series A, 2.50%, 7/1/25	30,000	29,970
Series A, 5.00%, 7/1/27	40,000	42,076

See Notes to Financial Statements.

DBX ETF Trust  |   3

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
Series A, 5.00%, 7/1/27	75,000	78,893
Series C, 5.00%, 10/1/27	40,000	42,249
Series A, 5.00%, 7/1/34	95,000	101,399
Series A, 5.00%, 10/1/49	30,000	30,837
Series A, 5.00%, 10/1/51	20,000	20,707
Mount San Antonio Community College District Series A, 0.00% - 6.25%, 8/1/43 (a)	100,000	95,690
M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	70,742
Municipal Improvement Corp. of Los Angeles
Series B, 5.00%, 11/1/27	25,000	25,685
Series B, 5.00%, 11/1/29	30,000	30,721
Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	65,041
Northern California Sanitation Agencies Financing Authority
Series 2021, 3.00%, 12/1/34	25,000	23,757
Series A, 5.00%, 12/1/45	55,000	57,121
Ontario International Airport Authority Series A, 4.00%, 5/15/51	190,000	173,995
Palomar Community College District
Series 2006-C, 5.00%, 8/1/44	70,000	70,240
Series 2006-D, 4.00%, 8/1/46	15,000	13,733
Perris Union High School District Series A, 4.00%, 9/1/48	50,000	45,441
Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	50,638
Regents of The University of California Medical Center Pooled Revenue
Series L, 5.00%, 5/15/35	25,000	25,314
Series L, 5.00%, 5/15/41	75,000	75,366
Series L, 3.00%, 5/15/42	255,000	208,624
Series P, 5.00%, 5/15/47	175,000	178,639
Series P, 4.00%, 5/15/53	25,000	21,586
Rio Hondo Community College District Series A, 5.25%, 8/1/55	245,000	257,288
River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	51,037
Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	124,714

	Principal Amount $	Value $
Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	109,419
Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	26,722
Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	52,057
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	51,421
Sacramento Transportation Authority Sales Tax Revenue Series A, 5.00%, 10/1/33	60,000	69,117
San Bernardino Community College District Series A, 4.00%, 8/1/49	45,000	46,402
San Diego Community College District 5.00%, 8/1/31	100,000	102,703
San Diego County Regional Airport Authority
Series A, 5.00%, 7/1/44	35,000	35,642
Series A, 5.00%, 7/1/46	75,000	76,530
San Diego County Regional
Transportation Commission Series A, 5.00%, 4/1/35	15,000	17,036
San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	106,315
San Diego Public Facilities Financing Authority
Series A, 5.00%, 5/15/27	50,000	51,087
Series A, 5.00%, 5/15/28	20,000	20,414
Series B, 5.00%, 8/1/28	35,000	35,614
San Diego Unified School District
Series 2012-I, 4.00%, 7/1/47	100,000	90,128
Series C, 0.00% - 6.63%, 7/1/48 (a)	85,000	77,609
Series L, 4.00%, 7/1/49	30,000	27,024
Series 2018 G-3, 4.00%, 7/1/53	200,000	178,515
San Francisco Bay Area Rapid Transit District
Series 2004 F-1, 3.00%, 8/1/38	75,000	64,711
Series C-1, 4.00%, 8/1/45	35,000	32,498
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	25,173

See Notes to Financial Statements.

4  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	42,134
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series A, 5.00%, 10/1/27	50,000	52,741
Series A, 5.00%, 10/1/46	85,000	87,447
San Francisco Community College District Series B, 5.25%, 6/15/49	100,000	105,283
San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	117,629
San Joaquin Hills Transportation Corridor Agency
Zero Coupon, 1/1/28	55,000	51,164
Series A, 5.00%, 1/15/33	40,000	43,487
San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	46,497
San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	105,442
San Mateo County Community College District Series A, 5.00%, 9/1/45	65,000	65,337
San Mateo Foster City Public Financing Authority Series B, 5.00%, 8/1/25	100,000	100,351
San Mateo Union High School District Series 2010, 0.00% - 6.70%, 9/1/41 (a)	130,000	131,794
Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	111,813
Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	50,957
Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	50,610
Southern California Public Power Authority
5.00%, 7/1/36	95,000	101,135
Series 2023-A1, 5.00%, 7/1/48	20,000	20,090
State of California
Series B, 5.00%, 8/1/25	125,000	125,453
5.00%, 10/1/25	100,000	100,734
5.00%, 12/1/25	50,000	50,560
5.00%, 8/1/26	110,000	112,841
5.00%, 8/1/26	100,000	100,338
Series B, 5.00%, 8/1/26	110,000	112,841
4.00%, 9/1/26	50,000	50,777

	Principal Amount $	Value $
5.00%, 10/1/26	50,000	51,482
5.00%, 12/1/26	110,000	113,637
5.00%, 8/1/27	100,000	102,299
5.00%, 10/1/27	30,000	31,521
5.00%, 11/1/27	115,000	121,028
5.00%, 11/1/27	50,000	52,621
5.00%, 11/1/27	50,000	52,621
5.00%, 8/1/28	90,000	94,024
5.00%, 9/1/28	110,000	112,661
Series B, 5.00%, 10/1/28	100,000	107,034
5.00%, 12/1/28	45,000	48,302
Series C, 5.00%, 8/1/29	200,000	204,391
5.00%, 11/1/29	25,000	26,197
5.00%, 8/1/30	5,000	5,235
5.00%, 8/1/30	50,000	52,030
5.00%, 11/1/30	35,000	38,625
5.00%, 11/1/30	30,000	31,345
5.00%, 4/1/31	40,000	44,366
5.00%, 4/1/32	50,000	55,998
5.25%, 8/1/32	100,000	111,940
2.50%, 9/1/32	125,000	114,378
5.00%, 9/1/32	30,000	33,253
5.00%, 11/1/32	30,000	32,830
Series B, 5.00%, 11/1/32	30,000	32,830
Series C, 3.375%, 9/1/33	50,000	48,672
5.00%, 3/1/34	55,000	59,180
5.00%, 12/1/34	50,000	54,153
3.00%, 9/1/35	200,000	183,534
3.00%, 10/1/35	95,000	88,658
4.00%, 10/1/35	50,000	50,719
5.00%, 10/1/35	100,000	101,148
4.00%, 11/1/35	125,000	126,199
4.00%, 11/1/35	5,000	5,265
5.00%, 12/1/35	70,000	75,387
4.00%, 3/1/36	80,000	80,622
3.00%, 9/1/36	50,000	44,691
4.00%, 9/1/36	100,000	98,616
3.00%, 10/1/36	25,000	22,764
5.00%, 10/1/36	50,000	54,829
Series B, 5.00%, 11/1/36	30,000	32,073
4.00%, 3/1/37	50,000	50,142
5.00%, 4/1/37	40,000	41,836
5.00%, 9/1/37	150,000	164,803
5.00%, 9/1/41	100,000	105,915
4.00%, 4/1/42	200,000	193,020
Series C, 5.00%, 11/1/42	100,000	106,140
3.00%, 12/1/43	25,000	19,747
5.00%, 10/1/45	350,000	366,002
5.25%, 10/1/45	25,000	26,589
4.00%, 11/1/45	85,000	79,009
4.00%, 3/1/46	30,000	27,366

See Notes to Financial Statements.

DBX ETF Trust  |   5

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
3.00%, 11/1/50	100,000	73,891
State of California Department of Water Resources
Series BB, 5.00%, 12/1/26	130,000	134,881
Series AX, 5.00%, 12/1/27	45,000	47,670
Series BB, 5.00%, 12/1/33	25,000	27,702
Sweetwater Union High School District 4.00%, 8/1/42	100,000	93,533
University of California
Series AY, 5.00%, 5/15/28	70,000	72,756
Series BQ, 5.00%, 5/15/29	25,000	27,034
Series AY, 5.00%, 5/15/30	25,000	25,886
Series BQ, 5.00%, 5/15/31	30,000	33,226
Series BQ, 5.00%, 5/15/33	25,000	28,169
Series BQ, 5.00%, 5/15/35	40,000	44,365
Series M, 5.00%, 5/15/35	75,000	76,875
Series AY, 5.00%, 5/15/36	50,000	51,213
Series BE, 5.00%, 5/15/36	170,000	180,786
Series BE, 5.00%, 5/15/42	25,000	25,860
Series BN, 5.00%, 5/15/42	30,000	31,665
Series BS, 5.00%, 5/15/43	25,000	26,358
Series K, 4.00%, 5/15/46	50,000	45,882
Series Q, 5.00%, 5/15/46	15,000	15,317
Series M, 4.00%, 5/15/47	100,000	91,052
Series AZ, 5.00%, 5/15/48	100,000	101,087
Series Q, 3.00%, 5/15/51	50,000	35,624
5.00%, 5/15/52	100,000	102,363

	Principal Amount $	Value $
Ventura County Community College District 3.125%, 8/1/31	100,000	99,021
Ventura Unified School District Series A, 4.00%, 8/1/52	50,000	44,840
West Contra Costa Unified School District Series B, 5.00%, 8/1/49	100,000	102,929
William S Hart Union High School District Series C, 3.50%, 8/1/38	75,000	69,998
Yosemite Community College District
5.00%, 8/1/30	35,000	35,123
5.00%, 8/1/32	65,000	65,228

(Cost $22,070,096)		21,175,475

TOTAL MUNICIPAL BONDS

(Cost $22,070,096)		21,175,475

	Number of Shares

CASH EQUIVALENTS – 1.9%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b) (Cost $424,491)	424,491	424,491

TOTAL INVESTMENTS – 98.9%

(Cost $22,494,587)		21,599,966

Other assets and liabilities, net – 1.1%		235,655

NET ASSETS – 100.0%		21,835,621

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
CASH EQUIVALENTS –1.9%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)
419,583	2,955,707	(2,950,799)	—	—	19,053	—	424,491	424,491

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

6  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$21,175,475	$—	$21,175,475

Short-Term Investments (a)	424,491	—	—	424,491

TOTAL	$424,491	$21,175,475	$—	$21,599,966

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2025

	Principal Amount $	Value $

MUNICIPAL BONDS – 97.6%

Arizona – 2.7%
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	723,189
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series B, 5.25%, 1/1/53	2,650,000	2,752,688

(Cost $3,660,611)		3,475,877

California – 14.5%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	374,040
Series F-1, 5.00%, 4/1/54	500,000	514,913
Series F-2, 2.60%, 4/1/56	160,000	96,741
California Enterprise Development Authority
Series A, 5.25%, 11/1/49	500,000	531,847
Series A, 5.25%, 11/1/54	100,000	105,605
Series A, 5.50%, 11/1/59	550,000	594,288
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, 5.00%, 5/15/45	260,000	267,611
Series C, AMT, 5.00%, 5/15/45	50,000	50,054
Series A, AMT, 5.00%, 5/15/46	600,000	599,985
Series B, 5.00%, 5/15/48	250,000	255,005
Series E, 5.00%, 5/15/48	20,000	20,227
Series F, AMT, 3.00%, 5/15/49	330,000	222,698
Series D, AMT, 5.00%, 5/15/49	100,000	97,876
Series C, AMT, 4.00%, 5/15/50	500,000	428,522
Series A, AMT, 5.00%, 5/15/51	135,000	133,145
City of Riverside CA Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/49	150,000	156,058
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	239,806
Series C, 4.00%, 11/1/50	600,000	530,612
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	260,000	265,526
Series C, 5.00%, 7/1/49	635,000	624,045

	Principal Amount $	Value $
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	274,936
Series A, 5.00%, 7/1/50	210,000	209,695
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	45,269
Series D, 5.00%, 7/1/47	500,000	503,740
Series B, 5.00%, 7/1/48	500,000	501,884
Series A, 5.00%, 7/1/51	1,000,000	994,787
Series B, 5.00%, 7/1/51	280,000	278,540
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	26,574
Series C, 5.00%, 7/1/40	100,000	105,606
Series A, 5.00%, 4/1/48	265,000	278,626
Riverside County Transportation Commission, Highway Revenue Tolls,
Series B-1, 4.00%, 6/1/46	10,000	8,925
Series B-1, 3.00%, 6/1/49	650,000	465,489
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 5.00%, 8/15/50	40,000	41,159
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	202,158
Series B, AMT, 4.00%, 7/1/51	700,000	585,533
Series A, 5.00%, 7/1/51	500,000	506,361
Series B, AMT, 5.00%, 7/1/51	500,000	492,397
Series A, 5.00%, 7/1/56	1,300,000	1,312,604
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/44	810,000	807,000
Series D, 5.00%, 5/1/48	75,000	73,482
Series A, AMT, 4.00%, 5/1/49	990,000	847,165
Series A, AMT, 5.00%, 5/1/49	400,000	394,751
Series E, AMT, 5.00%, 5/1/50	370,000	363,779
Series A, 5.50%, 5/1/55	600,000	623,037
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series C, 5.00%, 10/1/49	200,000	207,304
Series C, 5.00%, 10/1/54	700,000	718,218

See Notes to Financial Statements.

8  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	35,435
Series C, 5.00%, 3/1/51	500,000	511,084
Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,389,419
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/35	45,000	49,291

(Cost $21,663,117)		18,962,852

Colorado – 3.0%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	211,540
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, 5.50%, 11/15/35	400,000	438,999
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	317,980
Series A, AMT, 4.00%, 12/1/43	650,000	582,771
Series A, 5.00%, 11/15/47	100,000	99,245
Series A, AMT, 5.00%, 12/1/48	700,000	687,551
Sub-Series B, 5.00%, 12/1/48	40,000	39,884
Series D, 5.00%, 11/15/53	600,000	590,994
Series A, 5.50%, 11/15/53	300,000	307,721
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	592,725
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	87,630

(Cost $4,426,064)		3,957,040

Connecticut – 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/37	100,000	105,240
5.00%, 5/1/38	100,000	104,559
5.00%, 5/1/40	120,000	124,185

(Cost $371,434)		333,984

District of Columbia – 1.9%
District of Columbia, Income Tax Revenue,
Series C, 4.00%, 5/1/45	500,000	454,007
Series C, 5.00%, 5/1/45	170,000	172,952

	Principal Amount $	Value $
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/46	600,000	598,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 5.00%, 10/1/47	500,000	502,740
Series B, 4.00%, 10/1/53	900,000	744,194

(Cost $2,910,010)		2,472,293

Florida – 8.9%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	217,074
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	43,044
City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue, Series B, 5.50%, 9/1/48	400,000	427,355
City of Gainesville Fl Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	215,000	217,476
City of Miami Fl, Miscellaneous Taxes, Series A, 5.00%, 3/1/48	200,000	202,580
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,017,430
Series A, 5.25%, 10/1/57	300,000	311,934
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	89,407
Series A, AMT, 4.00%, 10/1/49	150,000	127,787
County of Lee Fl Airport Revenue, Private Airport & Marina Revenue, 5.25%, 10/1/54	400,000	400,785
County of Manatee FL Public Utilities Revenue, Water Revenue 4.00%, 10/1/48	550,000	493,813
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	349,412
Series A, AMT, 5.00%, 10/1/49	380,000	371,848

See Notes to Financial Statements.

DBX ETF Trust  |   9

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	429,914
Series A, 4.00%, 7/1/50	90,000	76,746
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
4.00%, 10/1/46	255,000	228,901
4.00%, 10/1/48	450,000	396,374
4.00%, 10/1/48	400,000	354,882
Series B, 4.00%, 10/1/49	500,000	427,790
4.00%, 10/1/51	275,000	236,526
4.00%, 10/1/51	100,000	82,936
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	1,200,000	1,192,468
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	162,772
Series A, AMT, 4.00%, 10/1/52	300,000	251,278
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	590,974
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	195,000	194,159
Series A, AMT, 4.00%, 10/1/52	500,000	418,797
JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	1,250,000	1,299,171
Orlando Utilities Commission, Water Revenue, Series A, 5.00%, 10/1/48	200,000	204,926
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series B, 4.00%, 7/1/51	500,000	436,390
Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	407,775

(Cost $13,077,367)		11,662,724

Georgia – 2.0%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	171,041
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/51	765,000	680,129
4.00%, 7/1/52	320,000	283,249
5.25%, 7/1/52	200,000	207,056

	Principal Amount $	Value $
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,070
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	504,183
Series A, 5.50%, 7/1/63	750,000	762,555

(Cost $2,800,738)		2,638,283

Hawaii – 0.4%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51
(Cost $530,868)	500,000	493,817

Illinois – 6.0%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	102,598
Series A, 4.50%, 1/1/48	570,000	525,065
Series A, 5.00%, 1/1/48	200,000	196,509
Series A, 5.25%, 1/1/48	1,000,000	1,009,506
Series B, 4.00%, 1/1/53	130,000	111,342
Series B, 5.00%, 1/1/53	500,000	496,252
Series B, 5.25%, 1/1/53	110,000	112,508
Series A, AMT, 5.00%, 1/1/55	500,000	489,141
Series B, 5.25%, 1/1/56	200,000	202,561
Series A, 5.50%, 1/1/59	1,150,000	1,185,348
Series B, 5.50%, 1/1/59	1,000,000	1,042,046
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	157,195
Series A, 5.00%, 12/1/57	1,200,000	1,167,425
City of Chicago IL Wastewater Transmission Revenue, Sewer Revenue, Series A, 5.25%, 1/1/48	85,000	87,759
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	205,626
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	30,809
Series A, 5.00%, 1/1/45	775,000	783,089

(Cost $8,425,129)		7,904,779

See Notes to Financial Statements.

10  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
Kentucky – 0.8%
Kenton County Airport Board, Private Airport & Marina Revenue,
Series A, 5.25%, 1/1/49 (Cost $1,070,488)	1,000,000	1,014,772

Louisiana – 0.9%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	223,972
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	104,419
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	453,756
Series A, 5.25%, 7/1/53	420,000	427,995

(Cost $1,323,204)		1,210,142

Maryland – 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50	650,000	570,318
Series A, 5.00%, 7/1/51	255,000	258,648

(Cost $990,964)		828,966

Massachusetts – 1.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A-1, 4.00%, 7/1/51	605,000	538,711
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	401,884
Series E, AMT, 5.00%, 7/1/46	500,000	498,044
Series E, AMT, 5.00%, 7/1/51	505,000	495,893

(Cost $2,176,875)		1,934,532

Michigan – 0.9%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	400,000	405,667
Series A, 5.00%, 7/1/48	90,000	90,781
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue,
Series B, 4.00%, 11/15/45	800,000	728,326

(Cost $1,392,099)		1,224,774

	Principal Amount $	Value $
Minnesota – 0.0%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/52 (Cost $42,879)	40,000	40,307

Nebraska – 0.3%
Omaha Airport Authority, Private Airport & Marina Revenue,
5.25%, 12/15/54 (Cost $422,723)	400,000	404,715

Nevada – 0.7%
City of Reno NV, Sales Tax Revenue,
Series A, 4.00%, 6/1/58	145,000	121,943
County of Clark NV, Fuel Sales Tax Revenue,
4.00%, 7/1/40	500,000	483,768
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 4.00%, 7/1/49	290,000	248,163

(Cost $921,857)		853,874

New Jersey – 1.4%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/48	45,000	39,729
Series A, 5.00%, 1/1/48	740,000	747,573
Series B, 5.25%, 1/1/52	405,000	417,401
South Jersey Transportation Authority, Highway Revenue Tolls,
Series A, 4.625%, 11/1/47	100,000	95,097
Series A, 5.25%, 11/1/52	500,000	506,373

(Cost $1,892,077)		1,806,173

New York – 25.0%
Battery Park City Authority, Miscellaneous Revenue,
Series A, 5.00%, 11/1/48	65,000	66,972
Series A, 5.00%, 11/1/53	225,000	230,497
Long Island Power Authority, Electric, Power & Light Revenue,
Series E, 5.00%, 9/1/48	350,000	355,477
Series A, 5.00%, 9/1/54	300,000	303,914
Metropolitan Transportation Authority Dedicated Tax Fund, Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46	1,000,000	1,029,589
Series B-2, 5.00%, 11/15/47	400,000	410,404

See Notes to Financial Statements.

DBX ETF Trust  |   11

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
Metropolitan Transportation Authority, Transit Revenue,
Series D, 4.00%, 11/15/42	430,000	380,592
Series E, 4.00%, 11/15/45	1,000,000	861,834
Series C-1, 4.75%, 11/15/45	500,000	490,707
Sub-Series A, 5.00%, 11/15/45	75,000	74,574
Series D, 4.00%, 11/15/46	790,000	668,371
Series D-2, 4.00%, 11/15/48	630,000	533,989
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	598,250
Series D-3, 4.00%, 11/15/49	140,000	117,653
Series A-1, 4.00%, 11/15/50	85,000	71,964
Series D-3, 4.00%, 11/15/50	250,000	208,635
Series C-1, 5.00%, 11/15/50	700,000	695,010
Series B, 5.00%, 11/15/52	115,000	112,004
Series A-1-GROUP 2, 4.00%, 11/15/54	60,000	49,877
Series C-1, 5.25%, 11/15/55	500,000	507,525
New York City Municipal Water Finance Authority, Water Revenue,
Series AA, 5.00%, 6/15/40	95,000	97,862
4.00%, 6/15/42	400,000	368,278
Series AA-2, 4.00%, 6/15/42	100,000	92,339
Series BB2, 4.00%, 6/15/42	40,000	36,936
Series BB-1, 5.00%, 6/15/44	140,000	143,736
Series BB-1, 4.00%, 6/15/45	255,000	229,832
Series GG-1, 5.00%, 6/15/48	210,000	212,776
Series BB-1, 4.00%, 6/15/49	200,000	173,145
Series CC-1, 4.00%, 6/15/49	200,000	173,438
Series FF-1, 4.00%, 6/15/49	15,000	12,986
Series BB-1, 5.00%, 6/15/49	270,000	272,985
Series BB-1, 4.00%, 6/15/50	285,000	245,105
Series GG-1, 4.00%, 6/15/50	305,000	263,636
Sub-Series DD-1, 4.00%, 6/15/50	600,000	517,763
Series AA-1, 5.00%, 6/15/50	140,000	141,744
Series AA-1, 3.00%, 6/15/51	300,000	207,253
Series CC-1, 5.00%, 6/15/51	250,000	253,027
Series CC-1, 4.00%, 6/15/52	850,000	720,200
Series CC-1, 5.00%, 6/15/52	400,000	404,901
Series AA-1, 5.25%, 6/15/52	505,000	521,178
Sub-Series AA-1, 5.25%, 6/15/53	200,000	207,930
Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	415,525
Series CC, Sub-Series CC-1, 5.25%, 6/15/54	900,000	934,599
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	31,567
Series A, 4.00%, 11/15/47	115,000	101,919
Series A, 4.00%, 11/15/50	180,000	156,197

	Principal Amount $	Value $
New York State Environmental Facilities Corp., Water Revenue,
Series A, 5.00%, 6/15/51	500,000	513,215
New York Transportation Development Corp., Private Airport & Marina Revenue,
5.00%, 6/30/49	450,000	445,307
6.00%, 6/30/54	1,000,000	1,049,027
5.125%, 6/30/60	2,100,000	2,080,178
5.375%, 6/30/60	1,800,000	1,791,911
5.50%, 6/30/60	1,300,000	1,302,169
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
Series 224, 4.00%, 7/15/51	15,000	12,811
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	314,790
Series D-2, 5.50%, 5/15/52	650,000	681,605
Series A, 5.00%, 5/15/53	95,000	96,682
Series A, 4.00%, 5/15/57	1,000,000	830,702
Series A, 4.25%, 5/15/58	600,000	526,018
Series A, 4.50%, 5/15/63	450,000	410,236
Series A-3, 5.25%, 5/15/64	300,000	305,107
Series A-2, 5.25%, 5/15/64	1,400,000	1,443,689
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue,
Series D-2, 5.25%, 5/15/47	1,000,000	1,037,754
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	529,420
Series C-3, 3.00%, 5/15/51	600,000	421,481
Series A-1, 5.00%, 5/15/51	2,000,000	2,020,000
Series C-1A, 5.00%, 5/15/51	225,000	227,412
Series A, 5.25%, 12/1/54	850,000	880,583
Series A, 5.50%, 12/1/59	1,000,000	1,055,603

(Cost $36,008,096)		32,680,395

North Carolina – 1.4%
City of Charlotte NC Airport Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/48	1,310,000	1,342,217
City of Charlotte Nc Water & Sewer System Revenue, Water Revenue,
5.00%, 7/1/49	10,000	10,395
5.00%, 7/1/54	250,000	258,431

See Notes to Financial Statements.

12  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
County of Union NC Enterprise System Revenue, Water Revenue,
3.00%, 6/1/51	300,000	208,042

(Cost $1,874,282)		1,819,085

Ohio – 1.5%
Columbus Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.50%, 1/1/50	1,000,000	1,033,044
Franklin County Convention Facilities Authority, Industrial Revenue,
5.00%, 12/1/51	100,000	88,963
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 5.00%, 2/15/39	350,000	374,573
Series A, 5.00%, 2/15/46	275,000	284,067
Ohio Water Development Authority, Intergovernmental,
5.00%, 6/1/46	225,000	230,639

(Cost $2,100,092)		2,011,286

Oklahoma – 0.6%
Oklahoma City Water Utilities Trust, Water Revenue,
5.25%, 7/1/64	500,000	518,119
Oklahoma Turnpike Authority Highway Revenue Tolls,
5.50%, 1/1/53	320,000	334,415

(Cost $903,210)		852,534

Oregon – 1.2%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52	100,000	97,837
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	310,033
Series 28, AMT, 4.00%, 7/1/47	500,000	431,400
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 11/15/40	700,000	732,760

(Cost $1,668,236)		1,572,030

Pennsylvania – 5.0%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	607,390
Series A, AMT, 5.00%, 1/1/51	500,000	486,207
Series A, AMT, 4.00%, 1/1/56	500,000	405,768

	Principal Amount $	Value $
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45	515,000	525,795
Series A, 5.00%, 10/1/48	35,000	35,201
Series A, 5.00%, 11/1/50	500,000	490,751
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.00%, 12/1/48	480,000	482,011
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	231,171
Series A, 4.00%, 12/1/46	20,000	17,910
Series B, 4.00%, 12/1/46	390,000	349,254
Series C, 5.00%, 12/1/46	45,000	45,942
Series A, 5.00%, 12/1/47	55,000	55,986
Sub-Series A, 4.00%, 12/1/49	285,000	248,363
Series A, 5.00%, 12/1/49	15,000	15,119
Series A, 4.00%, 12/1/50	255,000	222,200
Series B, 5.00%, 12/1/50	1,705,000	1,712,479
Series A, 4.00%, 12/1/51	65,000	56,231
Series B, 4.00%, 12/1/51	300,000	259,306
Series B, 5.00%, 12/1/51	15,000	15,208
Philadelphia Gas Works Co., Natural Gas Revenue,
Series A, 5.25%, 8/1/54	300,000	310,066

(Cost $7,546,047)		6,572,358

South Carolina – 1.1%
Charleston County Airport District, Private Airport & Marina Revenue,
Series A, 5.25%, 7/1/54	200,000	202,409
Series B, 5.25%, 7/1/54	300,000	310,229
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	433,910
Series A, 4.00%, 12/1/52	600,000	502,315

(Cost $1,592,218)		1,448,863

Tennessee – 2.2%
City of Clarksville TN Water Sewer & Gas Revenue, Water Revenue,
Series A, 4.00%, 2/1/51	380,000	336,634
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 5/15/46	245,000	251,330
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.25%, 7/1/47	400,000	408,600

See Notes to Financial Statements.

DBX ETF Trust  |   13

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
Series B, AMT, 5.00%, 7/1/49	125,000	122,336
Series B, AMT, 4.00%, 7/1/54	550,000	454,287
Series A, 5.00%, 7/1/54	805,000	805,605
Series B, AMT, 5.00%, 7/1/54	500,000	488,577

(Cost $3,226,988)		2,867,369

Texas – 8.8%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	101,077
Series B, 5.00%, 1/1/46	300,000	303,042
Series B, 4.00%, 1/1/51	50,000	43,570
City of Austin TX Airport System Revenue, Private Airport & Marina Revenue,
5.00%, 11/15/52	200,000	195,938
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	127,187
Series B, 5.00%, 11/15/49	125,000	126,628
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	308,816
City of Corpus Christi TX Utility System Revenue, Water Revenue,
4.25%, 7/15/54	635,000	563,029
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	110,000	96,518
City of El Paso TX Water & Sewer Revenue, Water Revenue,
5.25%, 3/1/49	400,000	413,612
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue,
4.25%, 8/15/47	500,000	458,218
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%, 7/1/46	575,000	499,908
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	148,744
Series C, 3.00%, 11/15/47	145,000	105,399
Series C, 4.00%, 11/15/49	55,000	47,058

	Principal Amount $	Value $
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 2/1/46	260,000	263,070
County of Harris TX Toll Road Revenue, Highway Revenue Tolls,
Series A, 5.25%, 8/15/49	500,000	522,781
Series A, 5.25%, 8/15/54	200,000	208,095
Dallas Fort Worth International Airport
Series B, 5.00%, 11/1/47	600,000	610,846
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
Series B, 4.00%, 11/1/45	105,000	96,002
Harris County Toll Road Authority, Highway Revenue Tolls,
4.00%, 8/15/50	670,000	581,276
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	110,000	72,954
Lower Colorado River Authority, Intergovernmental,
5.00%, 5/15/47	250,000	251,810
North Fort Bend Water Authority, Water Revenue,
Series A, 4.00%, 12/15/58	200,000	166,404
North Texas Tollway Authority, Highway Revenue Tolls,
4.25%, 1/1/49	30,000	25,416
Series B, 3.00%, 1/1/51	250,000	170,237
Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue,
5.00%, 10/1/53	650,000	657,445
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	325,000	331,401
Series A, 4.00%, 5/15/51	335,000	287,823
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	283,802
4.00%, 4/15/51	525,000	441,674
Series A, 5.25%, 10/15/51	450,000	468,016
4.80%, 10/15/52	400,000	394,395
Series A, 5.00%, 10/15/53	1,000,000	1,023,204
Series A, 5.00%, 10/15/58	1,100,000	1,116,971
West Harris County Regional Water Authority, Water Revenue,
3.00%, 12/15/58	85,000	53,398

(Cost $13,062,922)		11,565,764

See Notes to Financial Statements.

14  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2025

	Principal Amount $	Value $
Utah – 1.5%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/48	750,000	736,755
Series A, AMT, 5.25%, 7/1/48	225,000	225,553
Intermountain Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42	1,000,000	1,021,575

(Cost $2,096,156)		1,983,883

Virginia – 1.1%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	251,225
Series A, 5.00%, 7/1/50	40,000	40,640
Series A, 4.00%, 7/1/55	700,000	601,166
Series A, 5.00%, 7/1/60	500,000	502,574

(Cost $1,704,204)		1,395,605

	Principal Amount $	Value $
Washington – 1.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 4.00%, 11/1/46	700,000	629,362
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	494,598
Series B, AMT, 5.00%, 8/1/47	500,000	485,049

(Cost $1,864,341)		1,609,009

West Virginia – 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls,
5.00%, 6/1/47
(Cost $299,253)	250,000	254,057

TOTAL MUNICIPAL BONDS

(Cost $142,044,549)		127,852,142

TOTAL INVESTMENTS – 97.6%
(Cost $142,044,549)		127,852,142
Other assets and liabilities, net – 2.4%		3,090,977

NET ASSETS – 100.0%		130,943,119

AMT:   Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$127,852,142	$—	$127,852,142

TOTAL	$—	$127,852,142	$—	$127,852,142

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   15

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 99.0%

Australia – 4.3%
Coles Group Ltd.	869,370	12,084,837
Fortescue Ltd.	1,097,615	10,871,038
Medibank Pvt Ltd.	1,783,617	5,475,230
QBE Insurance Group Ltd.	978,557	14,585,021
Santos Ltd.	2,106,255	8,932,618
Suncorp Group Ltd.	701,719	9,316,330
Telstra Group Ltd.	2,608,972	8,025,640
Woodside Energy Group Ltd.	1,231,012	17,626,849

(Cost $94,036,570)		86,917,563

Austria – 0.4%
OMV AG (a)	95,503	5,106,576
Verbund AG (a)	44,115	3,443,110

(Cost $8,253,520)		8,549,686

Belgium – 0.3%
Ageas SA/NV

(Cost $4,528,593)	96,568	6,298,181

China – 0.1%
Yangzijiang Shipbuilding Holdings Ltd.

(Cost $2,753,243)	1,674,133	2,752,142

Denmark – 0.3%
Tryg A/S

(Cost $4,806,086)	219,595	5,641,310

Finland – 1.9%
Elisa OYJ	92,136	4,853,323
Kesko OYJ, Class B	177,000	4,280,010
Kone OYJ, Class B	220,261	13,712,825
Metso Corp.	402,878	4,861,818
UPM-Kymmene OYJ	345,995	9,580,176

(Cost $33,629,756)		37,288,152

France – 14.9%
Amundi SA, 144A	40,762	3,324,866
AXA SA	1,148,212	54,108,649
Bouygues SA	122,779	5,350,989
Cie Generale des Etablissements Michelin SCA	434,535	16,614,556
Edenred SE	156,494	4,885,649
FDJ UNITED, 144A	72,031	2,644,547
Pernod Ricard SA	130,798	13,515,428
Sanofi SA	719,581	71,495,528
Teleperformance SE	34,918	3,529,607
TotalEnergies SE	1,324,262	77,664,079
Vinci SA	320,849	45,840,125

(Cost $262,316,318)		298,974,023

Germany – 7.1%
Allianz SE	250,269	99,071,989
Bayerische Motoren Werke AG	187,896	16,659,442

	Number of Shares	Value $
Deutsche Post AG	622,241	27,810,956

(Cost $101,105,123)		143,542,387

Hong Kong – 2.4%
CK Infrastructure Holdings Ltd.	408,283	2,642,381
CLP Holdings Ltd.	1,064,449	9,033,811
Hang Seng Bank Ltd.	488,011	6,833,293
Henderson Land Development Co. Ltd.	941,388	2,947,259
HKT Trust & HKT Ltd. (b)	2,457,085	3,540,762
Hong Kong & China Gas Co. Ltd.	7,256,623	6,385,306
Power Assets Holdings Ltd.	897,860	5,684,941
Sino Land Co. Ltd.	2,336,967	2,360,347
SITC International Holdings Co. Ltd.	870,886	2,782,064
WH Group Ltd., 144A	5,406,016	4,991,303

(Cost $42,734,974)		47,201,467

Ireland – 0.7%
AIB Group PLC	1,358,288	10,670,624
DCC PLC	64,136	4,009,708

(Cost $14,827,139)		14,680,332

Israel – 1.8%
Bank Hapoalim BM	812,870	13,602,692
Bank Leumi Le-Israel BM	971,456	15,635,386
Mizrahi Tefahot Bank Ltd.	100,735	5,759,312

(Cost $20,381,711)		34,997,390

Italy – 2.6%
Banca Mediolanum SpA	144,999	2,408,248
FinecoBank Banca Fineco SpA	396,430	8,559,904
Generali (a)	559,350	20,351,834
Snam SpA	1,307,488	7,816,466
Terna - Rete Elettrica Nazionale	911,979	9,274,442
Unipol Assicurazioni SpA	232,389	4,545,616

(Cost $38,332,576)		52,956,510

Japan – 7.1%
AGC, Inc.	126,841	3,764,047
Daito Trust Construction Co. Ltd.	37,973	4,273,755
Daiwa House Industry Co. Ltd.	363,276	12,263,193
Eisai Co. Ltd.	170,124	4,882,245
Honda Motor Co. Ltd.	2,737,875	27,854,052
Isuzu Motors Ltd.	346,927	4,711,206
Komatsu Ltd.	585,591	17,945,760
Mitsui OSK Lines Ltd.	223,435	7,935,856
Obayashi Corp.	420,914	6,360,601
Ono Pharmaceutical Co. Ltd.	242,459	2,630,511
Sekisui House Ltd.	386,736	8,799,018
SoftBank Corp.	18,556,749	28,472,672
Subaru Corp.	380,091	7,056,820
Yamaha Motor Co. Ltd. (a)	598,721	4,605,706

(Cost $121,351,751)		141,555,442

See Notes to Financial Statements.

16  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Netherlands – 2.8%
ASR Nederland NV (a)	95,827	6,144,329
Koninklijke Ahold Delhaize NV	591,794	24,978,814
Koninklijke KPN NV	2,520,982	11,842,738
NN Group NV	174,324	10,967,700
Randstad NV (a)	70,331	2,951,010

(Cost $41,837,845)		56,884,591

Norway – 1.0%
Aker BP ASA	204,065	4,693,606
Equinor ASA	542,621	12,719,567
Gjensidige Forsikring ASA	132,749	3,357,330

(Cost $21,658,016)		20,770,503

Singapore – 5.1%
DBS Group Holdings Ltd.	1,380,665	47,877,899
Genting Singapore Ltd.	3,916,772	2,095,667
Oversea-Chinese Banking Corp. Ltd.	2,194,823	27,622,501
United Overseas Bank Ltd.	818,465	22,473,516
Wilmar International Ltd.	1,246,393	2,947,812

(Cost $76,580,078)		103,017,395

Spain – 4.2%
Iberdrola SA	3,756,911	68,581,792
Redeia Corp. SA	262,927	5,432,484
Repsol SA	750,467	10,100,085

(Cost $70,143,948)		84,114,361

Sweden – 2.2%
Boliden AB	184,120	5,748,868
H & M Hennes & Mauritz AB, Class B	367,090	5,247,446
Tele2 AB, Class B (a)	354,580	5,295,655
Volvo AB, Class B	1,029,452	28,498,981

(Cost $36,652,954)		44,790,950

Switzerland – 20.1%
Baloise Holding AG	26,704	6,344,861
Helvetia Holding AG	24,041	5,700,428
Holcim AG	337,832	37,428,603
Kuehne + Nagel International AG	31,309	7,052,195
Novartis AG	888,560	101,699,588
Partners Group Holding AG	14,708	19,728,825
Roche Holding AG	314,703	101,702,448
SGS SA	104,402	10,900,862
Swiss Re AG	195,497	34,563,860
Swisscom AG	16,790	11,557,112
Zurich Insurance Group AG	94,856	66,643,398

(Cost $300,113,626)		403,322,180

United Kingdom – 19.7%
Barratt Redrow PLC	889,833	5,529,533
British American Tobacco PLC	1,284,020	57,730,438
Imperial Brands PLC	507,022	19,213,239
Kingfisher PLC	1,155,743	4,326,615

	Number of Shares	Value $
Mondi PLC	286,179	4,652,351
National Grid PLC	3,174,025	44,793,711
Reckitt Benckiser Group PLC	441,965	29,991,347
Schroders PLC	469,168	2,248,606
Shell PLC	3,000,001	99,098,324
Tesco PLC	4,361,345	22,820,210
Unilever PLC	1,581,352	100,378,388
WPP PLC	699,193	5,651,728

(Cost $337,346,104)		396,434,490

TOTAL COMMON STOCKS

(Cost $1,633,389,931)		1,990,689,055

PREFERRED STOCKS – 0.1%

Germany – 0.1%
Bayerische Motoren Werke AG

(Cost $3,059,361)	36,292	3,005,579

SECURITIES LENDING COLLATERAL – 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (c)(d)

(Cost $25,966,095)	25,966,095	25,966,095

CASH EQUIVALENTS – 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.26% (c)

(Cost $5,250,803)	5,250,803	5,250,803

TOTAL INVESTMENTS – 100.7%

(Cost $1,667,666,190)		2,024,911,532
Other assets and liabilities, net – (0.7%)		(13,798,855)

NET ASSETS – 100.0%		2,011,112,677

See Notes to Financial Statements.

DBX ETF Trust  |   17

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
SECURITIES LENDING COLLATERAL —1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (c)(d)
29,576,000	—	(3,609,905	) (e)	—	—	251,573	—	25,966,095	25,966,095

CASH EQUIVALENTS —0.3%
DWS Government Money Market Series “Institutional Shares”, 4.26% (c)
20,936,447	91,927,251	(107,612,895)		—	—	280,122	—	5,250,803	5,250,803

50,512,447	91,927,251	(111,222,800)		—	—	531,695	—	31,216,898	31,216,898

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $24,733,981, which is 1.2% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	20	1,773,671	1,758,731	6/20/2025	(14,940)

DAX Index	EUR	1	669,244	682,428	6/20/2025	13,184

FTSE 100 Index	GBP	16	1,871,914	1,894,768	6/20/2025	22,854

FTSE MIB Index	EUR	1	229,262	227,822	6/20/2025	(1,440)

IBEX 35 Index	EUR	3	479,484	481,975	6/20/2025	2,491

MSCI EAFE Index	USD	63	8,026,175	8,204,175	6/20/2025	178,000

MSCI Singapore Index	SGD	30	949,873	955,296	6/27/2025	5,423

SMI Index	CHF	17	2,536,409	2,528,842	6/20/2025	(7,567)

SPI 200 Index	AUD	3	388,488	408,188	6/19/2025	19,700

Total net unrealized appreciation						217,705

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	Pound Sterling

SGD	Singapore Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

18  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,990,689,055	$—	$—	$1,990,689,055

Preferred Stocks	3,005,579	—	—	3,005,579

Short-Term Investments (a)	31,216,898	—	—	31,216,898

Derivatives (b)

Futures Contracts	241,652	—	—	241,652

TOTAL	$2,025,153,184	$—	$—	$2,025,153,184

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(23,947)	$—	$—	$(23,947)

TOTAL	$(23,947)	$—	$—	$(23,947)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |   19

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF

May 31, 2025

	Principal Amount $	Value $

U.S. TREASURY OBLIGATIONS – 99.5%
U.S. Treasury Bills
3.679%, 7/1/25 (a)	601,600	599,556
3.682%, 7/3/25 (a)	980,000	976,445
3.681%, 7/8/25 (a)	606,600	604,046
3.682%, 7/10/25 (a)	1,192,600	1,187,294
3.688%, 7/15/25 (a)	606,600	603,546
3.223%, 7/17/25 (a)	665,400	661,892
3.696%, 7/22/25 (a)	609,600	606,031
3.437%, 7/24/25 (a)	666,200	662,137
3.460%, 7/29/25 (a)	271,700	269,881
3.694%, 7/31/25 (a)	668,700	664,073
2.864%, 8/5/25 (a)	271,600	269,554
3.698%, 8/7/25 (a)	876,200	869,413
2.868%, 8/12/25 (a)	270,600	268,341
3.761%, 8/14/25 (a)	666,600	660,884
2.873%, 8/19/25 (a)	271,600	269,113
3.758%, 8/21/25 (a)	655,700	649,542
2.870%, 8/26/25 (a)	271,600	268,892
3.740%, 8/28/25 (a)	646,800	640,180
2.162%, 9/2/25 (a)	271,000	268,076
3.392%, 9/4/25 (a)	515,500	509,833
2.163%, 9/9/25 (a)	271,000	267,858
3.384%, 9/11/25 (a)	308,100	304,478
2.165%, 9/16/25 (a)	271,000	267,635
3.369%, 9/18/25 (a)	308,000	304,117
2.165%, 9/23/25 (a)	271,000	267,414
3.368%, 9/25/25 (a)	307,100	302,987
3.165%, 10/2/25 (a)	525,000	517,544
2.803%, 10/9/25 (a)	307,200	302,604
2.806%, 10/16/25 (a)	307,100	302,257
2.802%, 10/23/25 (a)	307,200	302,115
3.662%, 10/30/25 (a)	523,700	514,579
2.148%, 11/6/25 (a)	307,000	301,429
2.150%, 11/13/25 (a)	307,000	301,177
2.158%, 11/20/25 (a)	307,000	300,918
3.504%, 11/28/25 (a)	523,800	512,966
3.203%, 12/26/25 (a)	216,800	211,711
3.236%, 1/22/26 (a)	212,700	207,147
3.254%, 2/19/26 (a)	213,800	207,571
3.248%, 3/19/26 (a)	214,200	207,297
2.648%, 4/16/26 (a)	208,800	201,533
2.072%, 5/14/26 (a)	210,000	202,061

(Cost $17,817,107)		17,816,127

U.S. Treasury Notes
3.521%, 7/15/25	193,800	193,469
3.460%, 7/31/25	183,200	181,998
3.498%, 7/31/25	97,600	97,366
3.917%, 7/31/25	158,700	158,806
3.113%, 8/15/25	16,300	16,394

	Principal Amount $	Value $
3.473%, 8/15/25	165,600	165,178
3.496%, 8/15/25	221,600	220,559
3.607%, 8/31/25	198,300	196,362
3.687%, 8/31/25	102,500	102,119
3.882%, 8/31/25	202,900	203,182
3.409%, 9/15/25	182,900	182,452
3.435%, 9/30/25	234,800	231,717
3.553%, 9/30/25	104,600	104,157
3.815%, 9/30/25	214,500	214,932
3.381%, 10/15/25	177,500	177,465
3.348%, 10/31/25	231,100	227,286
3.437%, 10/31/25	86,000	85,540
3.556%, 10/31/25	209,900	210,416
3.510%, 11/15/25	263,100	260,709
3.543%, 11/15/25	179,000	179,114
3.329%, 11/30/25	212,500	208,411
3.396%, 11/30/25	94,900	94,232
3.536%, 11/30/25	214,900	215,434
3.419%, 12/15/25	174,500	174,364
3.278%, 12/31/25	256,100	256,057
3.288%, 12/31/25	244,300	238,910
3.454%, 12/31/25	102,300	101,350
3.405%, 1/15/26	174,500	174,180
3.108%, 1/31/26	265,800	265,711
3.325%, 1/31/26	263,100	256,439
3.459%, 1/31/26	110,400	109,227
3.085%, 2/15/26	217,200	213,295
3.088%, 2/15/26	161,100	160,811
3.234%, 2/15/26	28,000	28,341
3.285%, 2/28/26	112,700	111,266
3.312%, 2/28/26	244,200	237,564
3.442%, 2/28/26	272,700	273,421
3.261%, 3/15/26	173,400	173,918
3.244%, 3/31/26	282,800	283,499
3.257%, 3/31/26	114,400	112,606
3.398%, 3/31/26	243,500	236,762
2.650%, 4/15/26	177,100	176,433
2.642%, 4/30/26	85,700	84,328
2.643%, 4/30/26	251,500	243,867
2.643%, 4/30/26	310,800	312,683
2.081%, 5/15/26	160,000	159,216
2.765%, 5/15/26	215,000	209,967
2.077%, 5/31/26	106,000	103,931
2.077%, 5/31/26	308,000	310,138
2.082%, 5/31/26	250,000	241,764

(Cost $9,182,840)		9,177,346

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $26,999,947)		26,993,473

See Notes to Financial Statements.

20  |   DBX ETF Trust

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

May 31, 2025

	Number of Shares	Value $

CASH EQUIVALENTS – 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

(Cost $9,530)	9,530	9,530

TOTAL INVESTMENTS – 99.5%

(Cost $27,009,477)		27,003,003

Other assets and liabilities, net – 0.5%		140,851

NET ASSETS – 100.0%		27,143,854

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:

Value ($) at 10/9/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

—	396,055	(386,525)	—	—	345	—	9,530	9,530

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations (a)	$—	$26,993,473	$—	$26,993,473

Short-Term Investments (a)	9,530	—	—	9,530

TOTAL	$9,530	$26,993,473	$—	$27,003,003

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   21

Statements of Assets and Liabilities

May 31, 2025

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Assets

Investment in non-affiliated securities at value	$21,175,475	$127,852,142	$1,993,694,634	$26,993,473

Investment in DWS Government Money Market Series	424,491	—	5,250,803	9,530

Investment in DWS Government & Agency Securities Portfolio*	—	—	25,966,095	—

Cash	—	1,295,081	—	—

Foreign currency at value	—	—	29,204,722	—

Deposit with broker for futures contracts	—	—	1,037,240	—

Receivables:

Investment securities sold	—	—	240,934,111	7,332,526

Capital shares	—	—	21,564,782	—

Variation margin on futures contracts	—	—	1,990,259	—

Dividends	—	—	6,404,783	—

Interest	236,910	1,812,707	18,887	58,325

Affiliated securities lending income	—	—	25,641	—

Foreign tax reclaim	—	—	8,972,037	—

Total assets	$21,836,876	$130,959,930	$2,335,063,994	$34,393,854

Liabilities

Payable upon return of securities loaned	$—	$—	$25,966,095	$—

Payables:

Investment securities purchased	—	—	211,827,686	7,248,686

Capital shares	—	—	86,006,045	—

Investment advisory fees	1,255	16,811	151,491	1,314

Total liabilities	1,255	16,811	323,951,317	7,250,000

Net Assets, at value	$21,835,621	$130,943,119	$2,011,112,677	$27,143,854

Net Assets Consist of

Paid-in capital	$22,674,560	$152,712,193	$1,787,464,941	$27,055,942

Distributable earnings (loss)	(838,939)	(21,769,074)	223,647,736	87,912

Net Assets, at value	$21,835,621	$130,943,119	$2,011,112,677	$27,143,854

Number of Common Shares outstanding	900,001	5,450,001	70,150,001	900,001

Net Asset Value	$24.26	$24.03	$28.67	$30.16

Investment in non-affiliated securities at cost	$22,070,096	$142,044,549	$1,636,449,292	$26,999,947

Value of securities loaned	$—	$—	$24,733,981	$—

Investment in DWS Government Money Market Series at cost	$424,491	$—	$5,250,803	$9,530

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$25,966,095	$—

Foreign currency at cost	$—	$—	$28,808,210	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

22  |   DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2025

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF(1)

Investment Income

Unaffiliated interest income	$687,880	$4,593,249	$—	$206,723

Unaffiliated dividend income*	—	—	81,029,945	—

Income distributions from affiliated funds	19,053	—	280,122	345

Affiliated securities lending income	—	—	251,573	—

Total investment income	706,933	4,593,249	81,561,640	207,068

Expenses

Investment advisory fees	19,293	204,240	1,884,148	2,862

Other expenses	52	58	3,650	—

Total expenses	19,345	204,298	1,887,798	2,862
Less fees waived (see note 3):

Waiver	(4,018)	—	(347,196)	(10)

Net expenses	15,327	204,298	1,540,602	2,852

Net investment income (loss)	691,606	4,388,951	80,021,038	204,216

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(3,241)	(2,731,222)	(35,310,358)	(135)

In-kind redemptions	—	—	43,346,958	(1,256)

Futures contracts	—	—	1,609,194	—

Foreign currency transactions	—	—	(82,918)	—
Net realized gain (loss)	(3,241)	(2,731,222)	9,562,876	(1,391)
Net change in unrealized appreciation (depreciation) on:

Investments	(349,471)	(2,973,001)	191,365,046	(6,474)

Futures contracts	—	—	(317,833)	—

Foreign currency translations	—	—	966,469	—

Net change in unrealized appreciation (depreciation)	(349,471)	(2,973,001)	192,013,682	(6,474)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(352,712)	(5,704,223)	201,576,558	(7,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$338,894	$(1,315,272)	$281,597,596	$196,351

* Unaffiliated foreign tax withheld	$—	$—	$7,860,783	$—

(1)	For the period October 9, 2024 (commencement of operations) through May 31, 2025.

See Notes to Financial Statements.

DBX ETF Trust  |   23

Statements of Changes in Net Assets

	Xtrackers California Municipal Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF

	Year Ended May 31, 2025	For the Period December 14, 2023(1) to May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$691,606	$279,045	$4,388,951	$3,418,235
Net realized gain (loss)	(3,241)	(612)	(2,731,222)	(950,491)
Net change in net unrealized appreciation (depreciation)	(349,471)	(545,150)	(2,973,001)	922,519
Net increase (decrease) in net assets resulting from operations	338,894	(266,717)	(1,315,272)	3,390,263

Distributions to Shareholders	(706,123)	(204,993)	(4,326,490)	(3,363,269)

Fund Shares Transactions

Proceeds from shares sold	—	22,674,535	8,966,614	15,280,869
Value of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	—	22,674,535	8,966,614	15,280,869
Total net increase (decrease) in Net Assets	(367,229)	22,202,825	3,324,852	15,307,863

Net Assets
Beginning of period	22,202,850	25	127,618,267	112,310,404
End of period	$21,835,621	$22,202,850	$130,943,119	$127,618,267

Changes in Shares Outstanding
Shares outstanding, beginning of period	900,001	1	5,100,001	4,500,001
Shares sold	—	900,000	350,000	600,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	900,001	900,001	5,450,001	5,100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

24  |   DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI EAFE High Dividend Yield Equity ETF		Xtrackers US 0-1 Year Treasury ETF

	Year Ended May 31, 2025	Year Ended May 31, 2024	For the Period October 9, 2024(1) to May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$80,021,038	$64,172,857	$204,216
Net realized gain (loss)	9,562,876	20,448,782	(1,391)
Net change in net unrealized appreciation (depreciation)	192,013,682	167,764,812	(6,474)
Net increase (decrease) in net assets resulting from operations	281,597,596	252,386,451	196,351

Distributions to Shareholders	(69,349,174)	(69,088,520)	(109,697)

Fund Shares Transactions
Proceeds from shares sold	393,551,341	257,617,875	33,076,380
Value of shares redeemed	(160,491,090)	(123,648,832)	(6,019,210)
Net increase (decrease) in net assets resulting from fund share transactions	233,060,251	133,969,043	27,057,170
Total net increase (decrease) in Net Assets	445,308,673	317,266,974	27,143,824

Net Assets
Beginning of period	1,565,804,004	1,248,537,030	30
End of period	$2,011,112,677	$1,565,804,004	$27,143,854

Changes in Shares Outstanding

Shares outstanding, beginning of period	61,300,001	55,600,001	1

Shares sold	14,850,000	10,700,000	1,100,000

Shares redeemed	(6,000,000)	(5,000,000)	(200,000)

Shares outstanding, end of period	70,150,001	61,300,001	900,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |   25

Financial Highlights

Xtrackers California Municipal Bond ETF

	Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$24.67	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.77	0.35

Net realized and unrealized gain (loss)	(0.40)	(0.45)

Total from investment operations	0.37	(0.10)
Less distributions from:

Net investment income	(0.78)	(0.23)

Total from distributions	(0.78)	(0.23)

Net Asset Value, end of period	$24.26	$24.67

Total Return (%)(c)	1.48	(0.40	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	22	22
Ratio of expenses before fee waiver (%)	0.09	0.15	*
Ratio of expenses after fee waiver (%)	0.07	0.08	*
Ratio of net investment income (loss) (%)	3.08	3.02	*
Portfolio turnover rate (%)(d)	5	2	**

(a)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

26  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$25.02	$24.96	$25.88	$29.35	$27.75
Income (loss) from investment operations:

Net investment income (loss)(a)	0.81	0.73	0.69	0.63	0.70

Net realized and unrealized gain (loss)	(1.00)	0.05 (b)	(0.91)	(3.48)	1.63

Total from investment operations	(0.19)	0.78	(0.22)	(2.85)	2.33
Less distributions from:

Net investment income	(0.80)	(0.72)	(0.70)	(0.62)	(0.73)

Total from distributions	(0.80)	(0.72)	(0.70)	(0.62)	(0.73)

Net Asset Value, end of year	$24.03	$25.02	$24.96	$25.88	$29.35

Total Return (%)	(0.90)	3.25	(0.79)	(9.87)	8.50

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	131	128	112	162	138
Ratio of expenses (%)	0.15	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	3.22	2.94	2.79	2.24	2.42
Portfolio turnover rate (%)(c)	18	9	12	27	10

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |   27

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of year	$25.54	$22.46	$23.47	$25.00	$19.89
Income (loss) from investment operations:

Net investment income (loss)(a)	1.21	1.09	1.15	1.17	1.21

Net realized and unrealized gain (loss)	3.00	3.20	(1.14)	(1.60)	4.94

Total from investment operations	4.21	4.29	0.01	(0.43)	6.15
Less distributions from:

Net investment income	(1.08)	(1.21)	(1.02)	(1.10)	(1.04)

Total from distributions	(1.08)	(1.21)	(1.02)	(1.10)	(1.04)

Net Asset Value, end of year	$28.67	$25.54	$22.46	$23.47	$25.00
Total Return (%)(b)	17.13	19.79	0.46	(1.72)	31.74

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	2,011	1,566	1,249	955	739

Ratio of expenses before fee waiver (%)	0.11	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.09	0.12	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	4.66	4.62	5.32	4.92	5.38

Portfolio turnover rate (%)(c)	22	26	29	30	57

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

28  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US 0-1 Year Treasury ETF

	Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$30.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.82

Net realized and unrealized gain (loss)	0.01	(c)

Total from investment operations	0.83
Less distributions from:

Net investment income	(0.67)

Total from distributions	(0.67)

Net Asset Value, end of period	$30.16
Total Return (%)(d)	2.78	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	27

Ratio of expenses before fee waiver (%)	0.06	*

Ratio of expenses after fee waiver (%)	0.06	*

Ratio of net investment income (loss) (%)	4.28	*

Portfolio turnover rate (%)(e)	0	**

(a)	For the period October 9, 2024 (commencement of operations) through May 31, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   29

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers California Municipal Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers US 0-1 Year Treasury ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers California Municipal Bond ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers US 0-1 Year Treasury ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers US 0-1 Year Treasury ETF which lots consist of 20,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers California Municipal Bond ETF	ICE AMT-Free Broad Liquid California Municipal Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

Xtrackers US 0-1 Year Treasury ETF	ICE U.S. Treasury Short Bond Index

The ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. The ICE AMT-Free Broad Liquid California Municipal Index is rebalanced monthly on the last business day of each month.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

30  |   DBX ETF Trust

The ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The ICE U.S. Treasury Short Bond Index is rebalanced on the last calendar day of the month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers California Municipal Bond ETF and Xtrackers US 0-1 Year Treasury ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks. Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are diversified series of the Trust. In addition, Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

DBX ETF Trust  |   31

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers California Municipal Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced

32  |   DBX ETF Trust

by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2025, the Funds did not incur any interest or penalties.

As of May 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Tax - Exempt Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers California Municipal Bond ETF	$—	$59,670	$(3,853)	$(894,756)	$(838,939)

Xtrackers Municipal Infrastructure Revenue Bond ETF	—	385,407	(7,962,074)	(14,192,407)	(21,769,074)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	42,926,764	—	(151,238,603)	331,959,575	223,647,736

Xtrackers US 0-1 Year Treasury ETF	94,841	—	—	(6,929)	87,912

The tax character of dividends and distributions declared for the years ended May 31, 2025 and May 31, 2024 were as follows:

	Year Ended May 31, 2025

	Ordinary Income*	Tax-Exempt

Xtrackers California Municipal Bond ETF	$18,640	$687,483

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,408	4,324,082

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	69,349,174	—

Xtrackers US 0-1 Year Treasury ETF	109,697	—

	Year Ended May 31, 2024

	Ordinary Income*	Tax-Exempt

Xtrackers California Municipal Bond ETF	$8,714	$196,279

Xtrackers Municipal Infrastructure Revenue Bond ETF	—	3,363,269

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	69,088,520	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

DBX ETF Trust  |   33

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers California Municipal Bond ETF	$3,273	$580	$3,853

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,333,252	5,628,822	7,962,074

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	30,200,818	121,037,785	151,238,603

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the Funds had no post-October capital losses.

For the fiscal year ended May 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(40,521,349)	$40,521,349

Xtrackers US 0-1 Year Treasury ETF	1,258	(1,258)

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers California Municipal Bond ETF	$22,494,587	$(894,756)	$755	$(895,511)

Xtrackers Municipal Infrastructure Revenue Bond ETF	142,044,549	(14,192,407)	10,161	(14,202,568)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,693,904,098	331,018,669	359,645,339	(28,626,670)

Xtrackers US 0-1 Year Treasury ETF	27,009,932	(6,929)	1,679	(8,608)

Foreign Taxes. The Xtrackers MSCI EAFE High Dividend Yield Equity ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2025, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds, except the Xtrackers California Municipal Bond ETF and the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for

35  |   DBX ETF Trust

Xtrackers MSCI EAFE High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$25,966,095	$—	$—	$—	$25,966,095

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$25,966,095

For the period ended May 31, 2025, Xtrackers US 0-1 Year Treasury ETF had no securities on loan.

Derivatives

Futures Contracts. Xtrackers MSCI EAFE High Dividend Yield Equity ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2025, Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2025 is included in a table following the Fund’s Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$241,652	Unrealized depreciation on futures contracts*	$23,947

	Total	$241,652	Total	$23,947

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$1,609,194

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(317,833)

For the year ended May 31, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$18,545,203

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions. 18545203.00

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through August 12, 2024 for Xtrackers California Municipal Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers California Municipal Bond ETF	0.15%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%
Xtrackers US 0-1 Year Treasury ETF	0.06%

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Effective August 13, 2024, for its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers California Municipal Bond ETF	0.07%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.09%

The Advisor for the Xtrackers California Municipal Bond ETF had contractually agreed through August 12, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.07% of the fund’s average daily net assets. For the year ended May 31, 2025, the Advisor waived $3,599 of expenses to the Fund.

The Advisor for the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had contractually agreed through August 12, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.09% of the fund’s average daily net assets. For the year ended May 31, 2025, the Advisor waived $340,156 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers California Municipal Bond ETF	$419

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	7,040

Xtrackers US 0-1 Year Treasury ETF	10

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers California Municipal Bond ETF	$2,227,911	$982,401

Xtrackers Municipal Infrastructure Revenue Bond ETF	28,485,428	23,759,826

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	432,101,363	381,355,090

For the year ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$5,070,013	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	369,871,497	158,976,085

Xtrackers US 0-1 Year Treasury ETF	30,307,241	5,955,447

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5. Fund Share Transactions

As of May 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers California Municipal Bond ETF	41%

Xtrackers US 0-1 Year Treasury ETF	9%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI EAFE High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2025.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers California Municipal Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers US 0-1 Year Treasury ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers California Municipal Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers US 0-1 Year Treasury ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at May 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers California Municipal Bond ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and the period from December 14, 2023 (commencement of operations) through May 31, 2024

Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the five years in the period ended May 31, 2025

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers US 0-1 Year Treasury ETF	For the period from October 9, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DBX ETF Trust  |   39

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 23, 2025

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers California Municipal Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers California Municipal Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust  |   41

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

42  |   DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |   43

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2025.

Qualified Dividend Income*

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	86%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$88,877,527	$6,822,015

44  |   DBX ETF Trust

This Page is Intentionally Left Blank

This Page is Intentionally Left Blank

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 96.5%

Australia – 4.1%

ANZ Group Holdings Ltd.	17,935	335,729

APA Group (a)	6,810	36,391

Aristocrat Leisure Ltd.	3,489	140,338

ASX Ltd.	1,051	48,304

BHP Group Ltd.	30,313	747,396

BlueScope Steel Ltd.	2,509	36,794

Brambles Ltd.	8,465	126,537

CAR Group Ltd.	2,214	50,749

Cochlear Ltd.	402	70,354

Coles Group Ltd.	8,842	123,110

Commonwealth Bank of Australia	9,850	1,117,161

Computershare Ltd.	3,322	86,126

CSL Ltd.	2,809	447,220

Evolution Mining Ltd.	11,526	65,752

Fortescue Ltd.	10,151	100,702

Goodman Group REIT	11,672	247,683

Insurance Australia Group Ltd.	14,755	82,176

Lottery Corp. Ltd.	14,318	47,070

Macquarie Group Ltd.	2,082	287,482

Medibank Pvt Ltd.	16,423	50,496

MMG Ltd. *	18,846	6,994

National Australia Bank Ltd.	17,961	439,951

Northern Star Resources Ltd.	8,330	112,652

Origin Energy Ltd.	11,382	79,385

Pro Medicus Ltd.	262	47,627

Qantas Airways Ltd.	5,685	38,881

QBE Insurance Group Ltd.	9,136	136,391

REA Group Ltd.	211	32,603

Reece Ltd.	1,695	17,110

Rio Tinto Ltd.	2,349	170,586

Santos Ltd.	19,490	82,792

Scentre Group REIT	30,485	72,118

SGH Ltd.	1,278	41,808

Sigma Healthcare Ltd.	26,866	54,032

Sonic Healthcare Ltd.	2,771	47,638

South32 Ltd.	26,555	52,208

Stockland REIT	16,353	57,555

Suncorp Group Ltd.	6,586	87,581

Telstra Group Ltd.	24,516	75,538

Transurban Group (a)	18,830	172,114

Vicinity Ltd. REIT	24,133	38,268

Washington H Soul Pattinson & Co. Ltd.	1,246	29,661

Wesfarmers Ltd.	6,833	365,666

Westpac Banking Corp.	19,994	419,638

WiseTech Global Ltd.	1,375	94,970

Woodside Energy Group Ltd.	11,372	163,101

	Number of Shares	Value $

Woolworths Group Ltd.	7,324	150,365

(Cost $6,279,248)		7,334,803

Austria – 0.1%

Erste Group Bank AG	1,977	159,043

OMV AG	851	45,511

Verbund AG	409	31,928

(Cost $152,730)		236,482

Belgium – 0.5%

Ageas SA/NV	872	56,882

Anheuser-Busch InBev SA/NV	5,606	394,905

D’ieteren Group	149	30,605

Elia Group SA/NV	282	29,874

Groupe Bruxelles Lambert NV	509	41,583

KBC Group NV	1,357	133,989

Lotus Bakeries NV	2	20,688

Sofina SA	98	28,353

Syensqo SA	442	33,876

UCB SA	786	142,705

(Cost $818,853)		913,460

Brazil – 0.9%

Ambev SA	32,083	78,700

B3 SA - Brasil Bolsa Balcao	29,886	72,893

Banco Bradesco SA	9,033	22,079

Banco BTG Pactual S.A	6,567	45,410

Banco do Brasil SA	11,297	46,258

BB Seguridade Participacoes SA	3,790	24,856

BRF SA	3,410	12,103

Caixa Seguridade Participacoes S/A	4,395	11,580

Centrais Eletricas Brasileiras SA	7,085	51,978

Cia de Saneamento Basico do Estado de Sao Paulo	2,960	60,747

CPFL Energia SA	1,773	12,552

Embraer SA	3,734	42,755

Energisa SA	2,580	21,427

Engie Brasil Energia SA	1,304	9,361

Equatorial Energia SA	6,072	38,909

JBS SA	4,376	30,696

Klabin SA	4,054	12,978

Localiza Rent a Car SA	4,455	33,462

Motiva Infraestrutura de Mobilidade SA	5,360	12,633

Natura & Co. Holding SA *	5,456	9,988

NU Holdings Ltd., Class A *	18,982	227,974

Petroleo Brasileiro SA	23,712	136,439

PRIO SA *	4,353	29,644

Raia Drogasil SA	6,634	17,224

Rede D’Or Sao Luiz SA, 144A	5,070	33,490

Rumo SA *	6,691	22,017

Suzano SA	4,224	36,668

Telefonica Brasil SA	4,640	23,251

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

TIM SA	4,993	17,014

TOTVS SA	3,879	28,627

Ultrapar Participacoes SA	3,444	9,809

Vale SA	21,096	192,167

Vibra Energia SA	5,454	19,243

WEG SA	10,319	76,407

XP, Inc., Class A	2,060	39,882

(Cost $1,424,009)		1,561,221

Canada – 7.7%

Agnico Eagle Mines Ltd.	2,914	343,497

Alamos Gold, Inc., Class A	2,217	57,414

Alimentation Couche-Tard, Inc.	4,339	224,957

AltaGas Ltd.	1,640	45,818

ARC Resources Ltd.	3,645	76,175

Bank of Montreal	4,215	452,628

Bank of Nova Scotia	7,213	385,944

Barrick Mining Corp.	10,926	209,547

BCE, Inc.	603	13,138

Brookfield Corp.	8,176	472,145

CAE, Inc. *	1,906	49,068

Cameco Corp.	2,524	147,760

Canadian Imperial Bank of Commerce	5,662	385,471

Canadian National Railway Co.	3,360	353,200

Canadian Natural Resources Ltd.	12,708	385,865

Canadian Pacific Kansas City Ltd.	5,414	442,202

Canadian Tire Corp. Ltd., Class A	314	39,901

Canadian Utilities Ltd., Class A	840	23,492

CCL Industries, Inc., Class B	874	50,968

Celestica, Inc. *	741	85,809

Cenovus Energy, Inc.	8,086	106,529

CGI, Inc.	1,251	134,485

Constellation Software, Inc.	118	427,835

Descartes Systems Group, Inc. *	564	65,394

Dollarama, Inc.	1,640	210,923

Element Fleet Management Corp.	2,327	55,447

Emera, Inc.	1,672	76,646

Empire Co. Ltd., Class A	799	30,840

Enbridge, Inc.	13,227	615,593

Fairfax Financial Holdings Ltd.	118	200,779

First Quantum Minerals Ltd. *	4,156	61,567

FirstService Corp.	266	46,625

Fortis, Inc.	3,060	149,505

Franco-Nevada Corp.	1,154	194,389

George Weston Ltd.	358	72,077

GFL Environmental, Inc.	1,455	73,537

Gildan Activewear, Inc.	930	43,303

Great-West Lifeco, Inc.	1,499	56,897

Hydro One Ltd., 144A	2,158	79,458

iA Financial Corp., Inc.	597	60,781

	Number of Shares	Value $

IGM Financial, Inc.	312	9,960

Imperial Oil Ltd.	943	67,326

Intact Financial Corp.	1,039	235,722

Ivanhoe Mines Ltd., Class A *	4,601	35,639

Keyera Corp.	1,364	41,576

Kinross Gold Corp.	7,762	114,590

Loblaw Cos. Ltd.	841	141,886

Lundin Gold, Inc.	631	30,489

Lundin Mining Corp.	4,173	39,500

Magna International, Inc.	1,425	51,731

Manulife Financial Corp.	10,349	329,545

Metro, Inc.	1,125	87,747

National Bank of Canada	2,235	219,974

Nutrien Ltd.	3,047	180,020

Open Text Corp.	1,610	45,589

Pan American Silver Corp.	2,192	53,460

Pembina Pipeline Corp.	3,504	131,315

Power Corp. of Canada	3,461	133,941

Quebecor, Inc., Class B	1,048	29,485

Restaurant Brands International, Inc.	1,825	130,297

Rogers Communications, Inc., Class B	2,263	60,749

Royal Bank of Canada	8,306	1,052,753

Saputo, Inc.	1,551	29,882

Shopify, Inc., Class A *	7,252	774,900

Stantec, Inc.	702	72,213

Sun Life Financial, Inc.	3,291	211,990

Suncor Energy, Inc.	7,539	268,028

TC Energy Corp.	6,265	317,461

Teck Resources Ltd., Class B	2,713	100,545

TELUS Corp.	2,928	47,963

TFI International, Inc.	466	40,235

Thomson Reuters Corp.	995	197,688

TMX Group Ltd.	1,769	71,503

Toromont Industries Ltd.	545	47,262

Toronto-Dominion Bank	10,647	735,247

Tourmaline Oil Corp.	2,213	99,785

West Fraser Timber Co. Ltd.	379	27,921

Wheaton Precious Metals Corp.	2,645	229,181

Whitecap Resources, Inc.	7,385	46,064

WSP Global, Inc.	820	168,027

(Cost $9,602,129)		13,716,798

Chile – 0.1%

Antofagasta PLC	2,276	54,294

Banco de Chile	293,780	43,221

Banco de Credito e Inversiones SA	482	18,594

Banco Santander Chile	358,448	21,356

Cencosud SA	8,366	28,792

Empresas CMPC SA	7,004	11,178

Empresas Copec SA	2,082	14,303

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Enel Americas SA	107,638	10,036

Enel Chile SA	123,794	8,976

Falabella SA	4,372	20,860

Latam Airlines Group SA	1,400,125	26,636

(Cost $228,701)		258,246

China – 7.3%

360 Security Technology, Inc., Class A	3,700	5,135

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	3,868

AAC Technologies Holdings, Inc.	5,971	27,757

Advanced Micro-Fabrication Equipment, Inc., China, Class A *	350	8,501

Agricultural Bank of China Ltd., Class A	29,100	22,334

Agricultural Bank of China Ltd., Class H	158,759	102,045

Aier Eye Hospital Group Co. Ltd., Class A	4,061	6,994

Air China Ltd., Class A *	6,900	7,680

Akeso, Inc., 144A *	5,053	54,003

Alibaba Group Holding Ltd.	100,855	1,465,022

Aluminum Corp. of China Ltd., Class A	7,300	6,626

Aluminum Corp. of China Ltd., Class H	18,664	10,878

Anhui Conch Cement Co. Ltd., Class A	1,200	3,869

Anhui Conch Cement Co. Ltd., Class H	6,511	16,981

Anhui Gujing Distillery Co. Ltd., Class A	100	2,089

Anhui Gujing Distillery Co. Ltd., Class B	1,726	25,090

Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,600	8,505

ANTA Sports Products Ltd.	7,876	95,875

Autohome, Inc., ADR	400	9,808

Avary Holding Shenzhen Co. Ltd., Class A	1,900	7,455

AviChina Industry & Technology Co. Ltd., Class H	21,910	11,037

BAIC BluePark New Energy Technology Co. Ltd., Class A *	7,100	7,124

Baidu, Inc., Class A *	12,145	126,467

Bank of Beijing Co. Ltd., Class A	11,100	9,705

Bank of China Ltd., Class A	7,300	5,593

Bank of China Ltd., Class H	418,774	243,538

Bank of Communications Co. Ltd., Class A	11,800	12,446

Bank of Communications Co. Ltd., Class H	47,334	41,472

Bank of Hangzhou Co. Ltd., Class A	3,100	7,168

	Number of Shares	Value $

Bank of Jiangsu Co. Ltd., Class A	5,500	8,381

Bank of Nanjing Co. Ltd., Class A	3,100	4,931

Bank of Ningbo Co. Ltd., Class A	2,210	8,192

Bank of Shanghai Co. Ltd., Class A	5,590	8,208

Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,541

Beijing Enlight Media Co. Ltd., Class A *	7,000	17,021

Beijing Kingsoft Office Software, Inc., Class A	26	1,017

Beijing Tong Ren Tang Co. Ltd., Class A	100	527

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	1,952

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,700	17,648

Bilibili, Inc., Class Z *	2,026	38,008

BOE Technology Group Co. Ltd., Class A	15,500	8,175

BYD Co. Ltd., Class A	600	29,337

BYD Co. Ltd., Class H	7,208	361,085

BYD Electronic International Co. Ltd.	4,758	18,902

Cambricon Technologies Corp. Ltd., Class A *	200	16,756

Capital Securities Co. Ltd., Class A	2,700	7,034

CGN Power Co. Ltd., Class A	5,389	2,745

CGN Power Co. Ltd., Class H, 144A	57,302	18,781

Changchun High-Tech Industry Group Co. Ltd., Class A *	200	2,902

Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,992

China CITIC Bank Corp. Ltd., Class H	49,807	43,893

China Coal Energy Co. Ltd., Class H	10,449	11,700

China Communications Services Corp. Ltd., Class H	14,234	8,205

China Construction Bank Corp., Class A	4,300	5,389

China Construction Bank Corp., Class H	557,339	500,397

China CSSC Holdings Ltd., Class A	1,300	5,534

China Eastern Airlines Corp. Ltd., Class A *	8,400	4,698

China Energy Engineering Corp. Ltd., Class A	17,700	5,478

China Everbright Bank Co. Ltd., Class A	14,000	7,714

China Everbright Bank Co. Ltd., Class H	13,497	6,248

China Feihe Ltd., 144A	21,663	16,825

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

China Galaxy Securities Co. Ltd., Class A	1,470	3,226

China Galaxy Securities Co. Ltd., Class H	18,478	17,863

China Hongqiao Group Ltd.	19,821	35,440

China International Capital Corp. Ltd., Class A	1,700	7,807

China International Capital Corp. Ltd., Class H, 144A	8,796	16,423

China Jushi Co. Ltd., Class A	4,400	6,907

China Life Insurance Co. Ltd., Class A	700	3,720

China Life Insurance Co. Ltd., Class H	46,028	93,804

China Literature Ltd., 144A *	2,048	7,000

China Longyuan Power Group Corp. Ltd., Class H	18,611	15,452

China Mengniu Dairy Co. Ltd.	16,190	36,505

China Merchants Bank Co. Ltd., Class A	7,500	45,206

China Merchants Bank Co. Ltd., Class H	24,581	153,296

China Merchants Energy Shipping Co. Ltd., Class A	6,700	5,626

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	5,300	9,320

China Merchants Securities Co. Ltd., Class A	4,100	9,207

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	2,771

China Minsheng Banking Corp. Ltd., Class A	13,500	8,150

China Minsheng Banking Corp. Ltd., Class H	28,898	14,852

China National Building Material Co. Ltd., Class H	31,644	14,125

China National Nuclear Power Co. Ltd., Class A	5,600	7,446

China National Software & Service Co. Ltd., Class A *	1,100	6,719

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	4,198

China Oilfield Services Ltd., Class H	10,996	8,933

China Pacific Insurance Group Co. Ltd., Class A	2,100	10,035

China Pacific Insurance Group Co. Ltd., Class H	15,860	49,556

China Petroleum & Chemical Corp., Class A	9,200	7,380

China Petroleum & Chemical Corp., Class H	135,815	73,441

China Railway Group Ltd., Class A	6,200	4,810

China Railway Group Ltd., Class H	18,491	8,348

	Number of Shares	Value $

China Resources Microelectronics Ltd., Class A	622	4,112

China Resources Mixc Lifestyle Services Ltd., 144A	3,535	16,839

China Resources Pharmaceutical Group Ltd., 144A	14,040	9,221

China Shenhua Energy Co. Ltd., Class A	2,516	13,814

China Shenhua Energy Co. Ltd., Class H	20,492	86,635

China State Construction Engineering Corp. Ltd., Class A	13,900	10,957

China Three Gorges Renewables Group Co. Ltd., Class A	12,800	7,621

China Tourism Group Duty Free Corp. Ltd., Class A	800	6,727

China Tower Corp. Ltd., Class H, 144A	27,889	41,401

China United Network Communications Ltd., Class A	10,000	7,439

China Vanke Co. Ltd., Class A *	3,300	3,041

China Vanke Co. Ltd., Class H *	11,678	7,640

China Yangtze Power Co. Ltd., Class A	8,500	35,627

Chongqing Brewery Co. Ltd., Class A	200	1,604

Chongqing Changan Automobile Co. Ltd., Class A *	3,040	5,211

Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	7,144

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	3,188

CITIC Ltd.	28,361	35,880

CITIC Securities Co. Ltd., Class A	3,430	12,149

CITIC Securities Co. Ltd., Class H	9,345	23,693

CMOC Group Ltd., Class A	6,163	6,158

CMOC Group Ltd., Class H	22,003	17,622

CNPC Capital Co. Ltd., Class A	7,900	7,445

Contemporary Amperex Technology Co. Ltd., Class A	1,386	48,090

Contemporary Amperex Technology Co. Ltd., Class H *	463	17,915

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	3,645

COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	14,399

COSCO SHIPPING Holdings Co. Ltd., Class H	16,269	28,093

CRRC Corp. Ltd., Class A	8,000	7,994

CRRC Corp. Ltd., Class H	22,253	14,247

CSC Financial Co. Ltd., Class A	1,960	6,251

CSPC Pharmaceutical Group Ltd.	49,507	51,142

Daqin Railway Co. Ltd., Class A	7,700	7,213

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Dongfang Electric Corp. Ltd., Class A	100	222

East Money Information Co. Ltd., Class A	5,434	15,551

Eastroc Beverage Group Co. Ltd., Class A	500	22,206

Ecovacs Robotics Co. Ltd., Class A	200	1,491

ENN Energy Holdings Ltd.	3,958	31,649

Eoptolink Technology, Inc. Ltd., Class A	700	8,576

Eve Energy Co. Ltd., Class A	900	5,628

Everbright Securities Co. Ltd., Class A	1,800	4,065

Flat Glass Group Co. Ltd., Class A	8,300	16,553

Focus Media Information Technology Co. Ltd., Class A	3,200	3,318

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	11,226

Fosun International Ltd.	21,044	12,319

Foxconn Industrial Internet Co. Ltd., Class A	4,300	11,297

Fuyao Glass Industry Group Co. Ltd., Class A	1,100	8,850

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,192	22,817

Ganfeng Lithium Group Co. Ltd., Class A	700	2,932

Genscript Biotech Corp. *	6,892	11,268

GF Securities Co. Ltd., Class A	2,000	4,522

Giant Biogene Holding Co. Ltd., 144A	1,520	13,763

GigaDevice Semiconductor, Inc., Class A *	168	2,618

GoerTek, Inc., Class A	1,500	4,353

Goldwind Science & Technology Co. Ltd., Class A	4,300	5,520

Gotion High-tech Co. Ltd., Class A	1,500	5,098

Great Wall Motor Co. Ltd., Class A	1,200	3,752

Great Wall Motor Co. Ltd., Class H *	12,420	19,293

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	6,442

Guangdong Haid Group Co. Ltd., Class A	400	3,365

Guanghui Energy Co. Ltd., Class A	2,500	2,058

Guangzhou Automobile Group Co. Ltd., Class A	3,800	4,071

Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	1,871

Guolian Minsheng Securities Co. Ltd., Class A	12,600	17,330

Guosen Securities Co. Ltd., Class A	5,900	9,196

	Number of Shares	Value $

Guotai Haitong Securities Co. Ltd.	5,600	13,352

Guotai Haitong Securities Co. Ltd., Class H, 144A	8,614	12,194

H World Group Ltd., ADR	1,339	47,227

Haidilao International Holding Ltd., 144A	9,239	17,768

Haier Smart Home Co. Ltd., Class A	2,100	7,298

Haier Smart Home Co. Ltd., Class H	13,919	40,828

Haitian International Holdings Ltd.	4,489	10,946

Hangzhou First Applied Material Co. Ltd., Class A	1,097	1,845

Hangzhou Silan Microelectronics Co. Ltd., Class A *	800	2,667

Hansoh Pharmaceutical Group Co. Ltd., 144A	6,809	22,447

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	3,717

Hengan International Group Co. Ltd.	3,819	10,350

Hengli Petrochemical Co. Ltd., Class A *	1,800	3,785

Hisense Home Appliances Group Co. Ltd., Class H	2,456	8,112

Hithink RoyalFlush Information Network Co. Ltd., Class A	400	13,735

Hoshine Silicon Industry Co. Ltd., Class A	500	3,398

Hua Hong Semiconductor Ltd., 144A	2,689	10,837

Huadian Power International Corp. Ltd., Class A	8,000	6,495

Huadong Medicine Co. Ltd., Class A	700	4,343

Hualan Biological Engineering, Inc., Class A	670	1,498

Huaneng Power International, Inc., Class A	3,500	3,512

Huaneng Power International, Inc., Class H	33,381	21,116

Huatai Securities Co. Ltd., Class A	1,700	3,954

Huatai Securities Co. Ltd., Class H, 144A	9,693	16,342

Huaxia Bank Co. Ltd., Class A	2,800	2,926

Huayu Automotive Systems Co. Ltd., Class A	1,700	4,270

Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,603

Hundsun Technologies, Inc., Class A	1,456	5,317

Hygon Information Technology Co. Ltd., Class A (b)	639	12,073

Iflytek Co. Ltd., Class A	900	5,750

Imeik Technology Development Co. Ltd., Class A	140	3,303

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Industrial & Commercial Bank of China Ltd., Class A	18,571	18,222

Industrial & Commercial Bank of China Ltd., Class H	381,862	278,077

Industrial Bank Co. Ltd., Class A	8,400	26,394

Industrial Securities Co. Ltd., Class A	1,950	1,556

Ingenic Semiconductor Co. Ltd., Class A *	300	2,642

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	32,600	7,873

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,920

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,831

Inner Mongolia Yitai Coal Co. Ltd., Class B	6,200	12,623

Innovent Biologics, Inc., 144A *	9,087	71,793

J&T Global Express Ltd. *	20,737	18,063

JA Solar Technology Co. Ltd., Class A *	1,764	2,238

JD Health International, Inc., 144A *	5,481	28,065

JD Logistics, Inc., 144A *	11,237	17,828

JD.com, Inc., Class A	14,090	231,626

Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	2,595

Jiangsu Expressway Co. Ltd., Class H	8,873	11,305

Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	5,672

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,100	15,954

Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	6,731

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	6,383

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,401

Jiangxi Copper Co. Ltd., Class A	2,200	6,488

Jiangxi Copper Co. Ltd., Class H	3,974	7,035

Jinko Solar Co. Ltd., Class A	4,383	3,163

Kanzhun Ltd., ADR *	1,607	27,255

KE Holdings, Inc., ADR	4,630	85,470

Kingdee International Software Group Co. Ltd. *	25,866	40,575

Kingsoft Corp. Ltd. *	5,555	23,662

Kuaishou Technology, 144A *	15,794	107,360

Kuang-Chi Technologies Co. Ltd., Class A	1,500	9,235

Kunlun Tech Co. Ltd., Class A	1,400	6,494

Kweichow Moutai Co. Ltd., Class A	400	84,493

Lenovo Group Ltd.	47,974	55,309

	Number of Shares	Value $

Lens Technology Co. Ltd., Class A	2,610	7,342

Li Auto, Inc., Class A *	7,275	104,192

Li Ning Co. Ltd.	11,941	22,813

Lingyi iTech Guangdong Co., Class A	3,100	3,468

Longfor Group Holdings Ltd., 144A	10,206	12,795

LONGi Green Energy Technology Co. Ltd., Class A	2,240	4,470

Luxshare Precision Industry Co. Ltd., Class A	2,249	9,489

Luzhou Laojiao Co. Ltd., Class A	600	9,736

Mango Excellent Media Co. Ltd., Class A	1,200	3,724

Maxscend Microelectronics Co. Ltd., Class A	160	1,565

Meituan, Class B, 144A *	29,028	510,880

Metallurgical Corp. of China Ltd., Class A	5,900	2,399

Midea Group Co. Ltd. *	1,939	20,376

Midea Group Co. Ltd., Class A *	1,200	13,167

MINISO Group Holding Ltd.	2,200	9,511

Montage Technology Co. Ltd., Class A	617	6,535

Muyuan Foods Co. Ltd., Class A	3,934	22,080

NARI Technology Co. Ltd., Class A	4,191	12,907

NAURA Technology Group Co. Ltd., Class A	200	11,618

NetEase, Inc.	10,160	247,097

New China Life Insurance Co. Ltd., Class A	1,300	9,075

New China Life Insurance Co. Ltd., Class H	4,257	17,400

New Hope Liuhe Co. Ltd., Class A *	1,400	1,861

New Oriental Education & Technology Group, Inc.	7,870	37,337

Ninestar Corp., Class A *	548	1,643

Ningbo Deye Technology Co. Ltd., Class A	252	2,881

Ningbo Tuopu Group Co. Ltd., Class A	725	4,961

Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	9,917

NIO, Inc., Class A *	9,362	33,550

Nongfu Spring Co. Ltd., Class H, 144A	12,021	58,870

Oppein Home Group, Inc., Class A	500	4,277

Orient Securities Co. Ltd., Class A	2,048	2,652

People’s Insurance Co. Group of China Ltd., Class A	5,600	6,428

People’s Insurance Co. Group of China Ltd., Class H	43,946	28,751

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

PetroChina Co. Ltd., Class A	7,700	8,859

PetroChina Co. Ltd., Class H	132,277	111,171

Pharmaron Beijing Co. Ltd., Class A	900	2,978

PICC Property & Casualty Co. Ltd., Class H	42,336	80,665

Ping An Bank Co. Ltd., Class A	6,600	10,589

Ping An Insurance Group Co. of China Ltd., Class A	4,100	30,318

Ping An Insurance Group Co. of China Ltd., Class H	37,567	221,106

Poly Developments and Holdings Group Co. Ltd., Class A	3,900	4,401

Pop Mart International Group Ltd., 144A	3,192	89,722

Postal Savings Bank of China Co. Ltd., Class A	14,000	10,356

Postal Savings Bank of China Co. Ltd., Class H, 144A	41,878	27,238

Power Construction Corp. of China Ltd., Class A	5,900	3,865

Qifu Technology, Inc., ADR	545	22,400

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,400	5,276

Range Intelligent Computing Technology Group Co. Ltd., Class A	2,800	16,683

Rongsheng Petrochemical Co. Ltd., Class A	2,550	3,040

SAIC Motor Corp. Ltd., Class A	2,400	5,399

Sanan Optoelectronics Co. Ltd., Class A	1,700	2,933

Sany Heavy Industry Co. Ltd., Class A	2,300	6,011

Satellite Chemical Co. Ltd., Class A *	2,937	6,819

SDIC Power Holdings Co. Ltd., Class A	2,500	5,434

Seres Group Co. Ltd., Class A	500	9,439

SF Holding Co. Ltd., Class A	1,860	11,913

SG Micro Corp., Class A	195	2,496

Shaanxi Coal Industry Co. Ltd., Class A	4,300	12,455

Shandong Gold Mining Co. Ltd., Class A	2,200	9,160

Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	14,905

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	2,601

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	9,610

Shanghai Baosight Software Co. Ltd., Class A	1,310	4,560

Shanghai Baosight Software Co. Ltd., Class B	4,867	6,746

	Number of Shares	Value $

Shanghai Electric Group Co. Ltd., Class A *	6,400	6,608

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	3,873

Shanghai M&G Stationery, Inc., Class A	800	3,276

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,323

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	15,915

Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,160	2,521

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	8,705

Shanghai United Imaging Healthcare Co. Ltd., Class A	246	4,692

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,100	7,275

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	1,337

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	10,743

Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,812

Shenzhen Inovance Technology Co. Ltd., Class A *	1,050	9,586

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	390	12,226

Shenzhen Transsion Holdings Co. Ltd., Class A	368	3,713

Shenzhou International Group Holdings Ltd.	4,293	31,290

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,443

Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	5,038

Silergy Corp.	1,719	20,076

Sinopharm Group Co. Ltd., Class H	7,555	18,307

Sinotruk Hong Kong Ltd.	4,034	10,186

Smoore International Holdings Ltd., 144A	10,110	24,910

Sungrow Power Supply Co. Ltd., Class A	700	5,867

Sunny Optical Technology Group Co. Ltd. *	5,632	43,383

SUPCON Technology Co. Ltd., Class A	248	1,518

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,100	8,207

TAL Education Group, ADR *	2,188	21,508

TBEA Co. Ltd., Class A	1,950	3,142

TCL Technology Group Corp., Class A	1,280	760

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	1,447

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Tencent Holdings Ltd.	37,802	2,401,826

Tencent Music Entertainment Group, ADR	4,605	77,548

Tianqi Lithium Corp., Class A	800	3,213

Tingyi Cayman Islands Holding Corp.	13,114	21,541

Tongcheng Travel Holdings Ltd.	5,989	16,918

TongFu Microelectronics Co. Ltd., Class A	2,000	6,506

Tongwei Co. Ltd., Class A	1,700	3,843

TravelSky Technology Ltd., Class H	4,346	6,186

Trina Solar Co. Ltd., Class A	1,184	2,202

Tsingtao Brewery Co. Ltd., Class A	200	2,059

Tsingtao Brewery Co. Ltd., Class H	3,845	26,700

Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	4,217

Unisplendour Corp. Ltd., Class A	1,880	6,270

Vipshop Holdings Ltd., ADR	2,109	29,083

Wanhua Chemical Group Co. Ltd., Class A	1,021	7,672

Weichai Power Co. Ltd., Class A	2,100	4,383

Weichai Power Co. Ltd., Class H	12,414	24,286

Wens Foodstuff Group Co. Ltd., Class A	2,440	5,638

Will Semiconductor Co. Ltd., Class A	540	9,338

Wingtech Technology Co. Ltd., Class A	397	1,871

Wuliangye Yibin Co. Ltd., Class A	1,200	21,058

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	6,449

WuXi AppTec Co. Ltd., Class A	920	8,109

WuXi AppTec Co. Ltd., Class H, 144A	1,801	15,791

Wuxi Biologics Cayman, Inc., 144A *	21,153	67,308

XCMG Construction Machinery Co. Ltd., Class A	14,800	16,925

Xiaomi Corp., Class B, 144A *	101,825	661,640

Xinjiang Daqo New Energy Co. Ltd., Class A	1,551	4,144

Xinyi Solar Holdings Ltd.	24,571	7,427

XPeng, Inc., Class A *	7,114	69,270

Yadea Group Holdings Ltd., 144A	6,987	10,693

Yangzijiang Shipbuilding Holdings Ltd.	16,100	26,464

Yankuang Energy Group Co. Ltd., Class A	1,365	2,438

Yankuang Energy Group Co. Ltd., Class H	17,253	20,507

Yealink Network Technology Corp. Ltd., Class A	1,600	7,492

	Number of Shares	Value $

Yifeng Pharmacy Chain Co. Ltd., Class A	1,008	3,646

Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,207

Yonghui Superstores Co. Ltd., Class A *	24,300	16,795

Yonyou Network Technology Co. Ltd., Class A *	1,700	3,079

YTO Express Group Co. Ltd., Class A	900	1,646

Yum China Holdings, Inc.	2,390	104,324

Yunnan Baiyao Group Co. Ltd., Class A	560	4,390

Yunnan Energy New Material Co. Ltd., Class A	300	1,157

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	5,664

Zhaojin Mining Industry Co. Ltd., Class H	7,875	19,906

Zhejiang China Commodities City Group Co. Ltd., Class A	7,300	17,852

Zhejiang Chint Electrics Co. Ltd., Class A	1,200	3,649

Zhejiang Dahua Technology Co. Ltd., Class A	2,500	5,288

Zhejiang Expressway Co. Ltd., Class H	8,028	6,368

Zhejiang Huayou Cobalt Co. Ltd., Class A	650	3,013

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	2,245

Zhejiang Leapmotor Technology Co. Ltd., 144A *	2,532	17,889

Zhejiang Zheneng Electric Power Co. Ltd., Class A	10,700	7,945

Zhongji Innolight Co. Ltd., Class A	340	4,414

Zhongsheng Group Holdings Ltd.	3,824	5,774

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	14,036

Zijin Mining Group Co. Ltd., Class A	6,200	15,256

Zijin Mining Group Co. Ltd., Class H	35,214	78,592

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,354

ZTE Corp., Class A	1,512	6,524

ZTE Corp., Class H	3,477	9,756

ZTO Express Cayman, Inc.	2,469	43,548

(Cost $11,404,453)		13,004,497

Colombia – 0.0%

Grupo Cibest SA	1,292	15,175

Interconexion Electrica SA ESP	2,692	12,517

(Cost $24,936)		27,692

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Czech Republic – 0.0%

CEZ AS	975	53,665

Komercni Banka AS	439	20,322

Moneta Money Bank AS, 144A	1,946	12,733

(Cost $52,341)		86,720

Denmark – 1.4%

A.P. Moller – Maersk A/S, Class A	15	26,804

A.P. Moller – Maersk A/S, Class B	26	47,033

Carlsberg AS, Class B	601	85,914

Coloplast A/S, Class B	727	70,332

Danske Bank A/S	4,191	160,176

Demant A/S *	632	24,722

DSV A/S	1,202	283,211

Genmab A/S *	368	77,269

Novo Nordisk A/S, Class B	18,800	1,298,116

Novonesis (Novozymes) B, Class B	1,991	139,946

Orsted AS, 144A *	1,160	47,371

Pandora A/S	508	92,515

ROCKWOOL A/S, Class B	329	15,591

Tryg A/S	2,127	54,648

Vestas Wind Systems A/S	5,883	92,812

(Cost $1,778,239)		2,516,460

Egypt – 0.0%

Commercial International Bank - Egypt (CIB)	20,165	33,575

Eastern Co. SAE	16,695	11,189

Talaat Moustafa Group	5,332	5,893

(Cost $52,946)		50,657

Finland – 0.7%

Elisa OYJ	971	51,157

Fortum OYJ	2,707	46,720

Kesko OYJ, Class B	1,714	41,453

Kone OYJ, Class B	2,136	133,005

Metso Corp.	4,120	49,728

Neste OYJ	2,444	26,224

Nokia OYJ	32,552	169,134

Nordea Bank Abp	19,015	275,604

Orion OYJ, Class B	669	45,387

Sampo OYJ, Class A	14,990	159,924

Stora Enso OYJ, Class R	3,517	35,565

UPM-Kymmene OYJ	3,199	88,592

Wartsila OYJ Abp	3,063	61,315

(Cost $1,113,102)		1,183,808

France – 6.7%

Accor SA	1,232	65,397

Aeroports de Paris SA	184	24,674

Air Liquide SA	3,405	705,197

Airbus SE	3,543	652,032

	Number of Shares	Value $

Alstom SA *	2,145	48,479

Amundi SA, 144A	398	32,470

Arkema SA	287	20,497

AXA SA	10,573	498,333

BioMerieux	253	33,926

BNP Paribas SA	6,094	533,765

Bollore SE	3,783	24,054

Bouygues SA	1,091	47,557

Bureau Veritas SA	1,847	63,083

Capgemini SE	937	155,598

Carrefour SA	3,323	49,673

Cie de Saint-Gobain SA	2,677	300,434

Cie Generale des Etablissements Michelin SCA	4,048	154,804

Covivio SA REIT	452	27,098

Credit Agricole SA	6,333	115,808

Danone SA	4,057	346,595

Dassault Aviation SA	122	44,162

Dassault Systemes SE	4,241	158,910

Edenred SE	1,509	47,118

Eiffage SA	463	63,664

Engie SA	10,907	235,117

EssilorLuxottica SA	1,749	485,951

Eurazeo SE	263	18,380

FDJ UNITED, 144A	555	20,380

Gecina SA REIT	281	30,917

Getlink SE *	2,029	38,820

Hermes International SCA	184	507,265

Ipsen SA *	216	25,433

Kering SA	450	88,068

Klepierre SA REIT	1,315	51,453

Legrand SA	1,605	194,906

L’Oreal SA	1,415	598,321

LVMH Moet Hennessy Louis Vuitton SE	1,618	878,621

Orange SA	10,756	160,417

Pernod Ricard SA	1,254	129,599

Publicis Groupe SA	1,220	132,818

Renault SA	1,227	63,223

Rexel SA	1,455	40,856

Safran SA	2,147	637,244

Sanofi SA	6,548	650,705

Sartorius Stedim Biotech	171	37,667

Schneider Electric SE	3,193	802,503

Societe Generale SA	3,970	215,695

Sodexo SA	542	37,448

Teleperformance SE	351	35,486

Thales SA	516	156,668

TotalEnergies SE	11,869	696,205

Unibail-Rodamco-Westfield REIT *	749	70,979

Veolia Environnement SA	3,969	136,460

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Vinci SA	3,054	436,406

(Cost $8,565,974)		11,827,339

Germany – 6.2%

adidas AG	1,015	252,970

Allianz SE	2,262	895,597

BASF SE	5,307	255,496

Bayer AG	5,540	155,593

Bayerische Motoren Werke AG	1,721	152,616

Beiersdorf AG	604	82,743

Brenntag SE	800	54,175

Commerzbank AG	5,224	158,907

Continental AG	686	60,210

Covestro AG *	1,188	81,609

CTS Eventim AG & Co. KGaA	387	46,886

Daimler Truck Holding AG	2,807	121,783

Delivery Hero SE, 144A *	1,187	32,859

Deutsche Bank AG (c)	11,041	305,389

Deutsche Boerse AG	1,137	366,001

Deutsche Lufthansa AG	3,773	30,185

Deutsche Post AG	5,912	264,282

Deutsche Telekom AG	20,443	772,496

E.ON SE	13,611	238,465

Evonik Industries AG	1,610	34,843

Fresenius Medical Care AG	1,217	69,120

Fresenius SE & Co. KGaA	2,516	123,356

GEA Group AG	942	62,999

Hannover Rueck SE	367	116,012

Heidelberg Materials AG	859	168,199

Henkel AG & Co. KGaA	743	54,499

Infineon Technologies AG	7,952	309,473

Knorr-Bremse AG	451	45,576

LEG Immobilien SE	433	36,751

Mercedes-Benz Group AG	4,125	246,318

Merck KGaA	784	102,817

MTU Aero Engines AG	288	114,617

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	787	510,603

Nemetschek SE	360	49,992

Rational AG	23	18,894

Rheinmetall AG	262	560,765

RWE AG	3,938	148,138

SAP SE	6,145	1,855,276

Scout24 SE, 144A	452	61,536

Siemens AG	4,477	1,076,667

Siemens Energy AG *	3,981	386,480

Siemens Healthineers AG, 144A	1,917	101,389

Symrise AG	837	99,837

Talanx AG	369	47,890

Vonovia SE	4,472	146,391

	Number of Shares	Value $

Zalando SE, 144A *	1,407	50,244

(Cost $7,061,318)		10,926,944

Greece – 0.2%

Alpha Services and Holdings SA	12,672	40,719

Eurobank Ergasias Services and Holdings SA	11,714	36,085

Hellenic Telecommunications Organization SA	1,160	22,378

JUMBO SA	775	25,185

Metlen Energy & Metals SA	598	30,351

National Bank of Greece SA	5,260	62,711

OPAP SA	1,061	22,817

Piraeus Financial Holdings SA	6,614	44,098

Public Power Corp. SA	1,228	18,726

(Cost $165,609)		303,070

Hong Kong – 1.6%

AIA Group Ltd.	62,136	520,237

Alibaba Health Information Technology Ltd. *	43,731	25,265

Beijing Enterprises Holdings Ltd.	2,297	9,653

Beijing Enterprises Water Group Ltd.	29,600	9,739

BOC Hong Kong Holdings Ltd.	24,416	103,068

Bosideng International Holdings Ltd.	27,462	15,410

C&D International Investment Group Ltd.	5,104	9,165

China Gas Holdings Ltd.	17,761	16,218

China Merchants Port Holdings Co. Ltd.	8,916	17,238

China Overseas Land & Investment Ltd.	19,908	33,514

China Power International Development Ltd.	30,065	12,270

China Resources Beer Holdings Co. Ltd.	7,978	25,487

China Resources Gas Group Ltd.	5,155	13,740

China Resources Land Ltd.	18,811	61,415

China Resources Power Holdings Co. Ltd.	10,908	28,379

China Ruyi Holdings Ltd. *	32,428	8,478

China State Construction International Holdings Ltd.	10,251	14,433

China Taiping Insurance Holdings Co. Ltd.	8,417	12,946

Chow Tai Fook Jewellery Group Ltd.	11,774	16,788

CK Asset Holdings Ltd.	10,118	41,937

CK Hutchison Holdings Ltd.	16,111	90,714

CK Infrastructure Holdings Ltd.	3,282	21,242

CLP Holdings Ltd.	9,540	80,969

Far East Horizon Ltd.	11,701	9,043

Futu Holdings Ltd., ADR	305	31,089

Galaxy Entertainment Group Ltd.	11,600	49,411

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

GCL Technology Holdings Ltd. *	116,245	12,157

Geely Automobile Holdings Ltd.	37,670	84,650

Guangdong Investment Ltd.	16,239	13,213

Hang Seng Bank Ltd.	4,647	65,073

Henderson Land Development Co. Ltd.	7,467	23,379

HKT Trust & HKT Ltd. (a)	18,599	26,803

Hong Kong & China Gas Co. Ltd.	67,619	59,503

Hong Kong Exchanges & Clearing Ltd.	6,971	351,879

Hongkong Land Holdings Ltd.	7,792	40,285

Jardine Matheson Holdings Ltd.	838	37,291

Kunlun Energy Co. Ltd.	21,049	21,073

Link REIT	15,967	84,813

MTR Corp. Ltd.	7,610	26,592

Orient Overseas International Ltd.	824	14,197

Power Assets Holdings Ltd.	7,592	48,073

Prudential PLC	15,197	172,979

Sino Biopharmaceutical Ltd.	84,131	47,746

Sino Land Co. Ltd.	26,978	27,249

SITC International Holdings Co. Ltd.	7,015	22,411

Sun Hung Kai Properties Ltd.	8,607	92,479

Swire Pacific Ltd., Class A	1,744	14,869

Techtronic Industries Co. Ltd.	8,780	98,369

Want Want China Holdings Ltd.	25,127	16,183

WH Group Ltd., 144A	48,213	44,517

Wharf Holdings Ltd.	4,979	13,240

Wharf Real Estate Investment Co. Ltd.	9,333	23,401

(Cost $2,803,170)		2,760,272

Hungary – 0.1%

MOL Hungarian Oil & Gas PLC *	2,389	20,657

OTP Bank Nyrt	1,192	90,404

Richter Gedeon Nyrt	1,031	29,996

(Cost $95,240)		141,057

India – 4.7%

ABB India Ltd.	258	18,002

Adani Enterprises Ltd.	813	23,940

Adani Ports & Special Economic Zone Ltd.	2,854	47,785

Adani Power Ltd. *	4,633	29,441

Alkem Laboratories Ltd.	221	13,167

Ambuja Cements Ltd.	3,510	22,703

APL Apollo Tubes Ltd.	732	15,497

Apollo Hospitals Enterprise Ltd.	547	43,981

Ashok Leyland Ltd.	7,955	21,941

Asian Paints Ltd.	2,219	58,580

AU Small Finance Bank Ltd., 144A	2,202	17,833

Aurobindo Pharma Ltd. *	1,299	17,423

Avenue Supermarts Ltd., 144A *	910	42,558

	Number of Shares	Value $

Axis Bank Ltd.	12,984	180,888

Bajaj Auto Ltd.	359	36,108

Bajaj Finance Ltd.	1,606	172,292

Bajaj Finserv Ltd.	2,240	52,807

Bajaj Holdings & Investment Ltd.	169	26,491

Balkrishna Industries Ltd.	396	11,440

Bank of Baroda	4,431	12,922

Bharat Electronics Ltd.	20,683	92,956

Bharat Forge Ltd.	1,373	19,910

Bharat Heavy Electricals Ltd.	6,308	19,153

Bharat Petroleum Corp. Ltd.	9,893	36,809

Bharti Airtel Ltd.	14,841	321,915

Bosch Ltd.	25	9,178

Britannia Industries Ltd.	553	35,610

CG Power & Industrial Solutions Ltd.	3,365	27,003

Cholamandalam Investment and Finance Co. Ltd.	2,296	42,955

Cipla Ltd.	2,886	49,430

Coal India Ltd.	9,586	44,505

Colgate-Palmolive India Ltd.	646	18,539

Container Corp. Of India Ltd.	1,276	11,696

Cummins India Ltd.	859	32,805

Dabur India Ltd.	2,240	12,642

Divi’s Laboratories Ltd.	726	56,095

Dixon Technologies India Ltd.	166	28,500

DLF Ltd.	3,586	33,434

Dr Reddy’s Laboratories Ltd.	2,977	43,527

Eicher Motors Ltd.	753	46,931

Eternal Ltd. *	43,086	119,986

GAIL India Ltd.	10,749	23,841

GMR Airports Ltd. *	13,971	13,727

Godrej Consumer Products Ltd.	2,012	28,952

Godrej Properties Ltd. *	708	18,564

Grasim Industries Ltd.	1,431	42,571

Havells India Ltd.	1,336	23,840

HCL Technologies Ltd.	5,208	99,602

HDFC Asset Management Co. Ltd., 144A	429	23,978

HDFC Bank Ltd. *	30,730	698,414

HDFC Life Insurance Co. Ltd., 144A	4,823	43,783

Hero MotoCorp Ltd.	637	32,077

Hindalco Industries Ltd.	7,498	55,507

Hindustan Aeronautics Ltd.	1,131	65,740

Hindustan Petroleum Corp. Ltd.	5,382	25,852

Hindustan Unilever Ltd.	4,574	125,517

Hyundai Motor India Ltd. *	897	19,362

ICICI Bank Ltd.	29,250	494,182

ICICI Lombard General Insurance Co. Ltd., 144A	1,369	30,002

ICICI Prudential Life Insurance Co. Ltd., 144A	2,347	18,167

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

IDFC First Bank Ltd. *	21,661	17,205

Indian Hotels Co. Ltd.	4,947	44,504

Indian Oil Corp. Ltd.	8,015	13,297

Indian Railway Catering & Tourism Corp. Ltd.	1,366	12,068

Indus Towers Ltd. *	6,648	29,843

Info Edge India Ltd.	1,700	28,358

Infosys Ltd.	18,730	342,032

InterGlobe Aviation Ltd., 144A *	990	61,662

ITC Ltd.	17,041	83,249

Jindal Stainless Ltd.	2,345	17,668

Jindal Steel & Power Ltd.	1,718	19,050

Jio Financial Services Ltd. *	15,269	51,146

JSW Energy Ltd. *	2,972	16,946

JSW Steel Ltd.	3,093	35,909

Jubilant Foodworks Ltd.	2,498	19,136

Kotak Mahindra Bank Ltd.	6,385	154,799

Larsen & Toubro Ltd.	3,906	167,747

LTIMindtree Ltd., 144A	340	20,139

Lupin Ltd.	1,226	28,047

Macrotech Developers Ltd., 144A	1,607	26,769

Mahindra & Mahindra Ltd.	5,401	187,878

Mankind Pharma Ltd. *	582	16,783

Marico Ltd.	3,062	25,636

Maruti Suzuki India Ltd.	731	105,232

Max Healthcare Institute Ltd.	4,486	58,985

Mphasis Ltd.	664	19,854

MRF Ltd.	13	21,096

Muthoot Finance Ltd.	753	19,494

Nestle India Ltd.	1,652	46,258

NHPC Ltd.	19,812	20,237

NMDC Ltd.	13,836	11,507

NTPC Ltd.	25,266	98,584

Oberoi Realty Ltd.	674	13,754

Oil & Natural Gas Corp. Ltd.	16,220	45,376

Page Industries Ltd.	24	13,008

PB Fintech Ltd. *	1,625	33,451

Persistent Systems Ltd.	463	30,504

Petronet LNG Ltd.	3,652	13,114

Phoenix Mills Ltd.	552	9,915

PI Industries Ltd.	474	21,180

Pidilite Industries Ltd.	727	26,397

Polycab India Ltd.	304	21,283

Power Finance Corp. Ltd.	7,689	36,475

Power Grid Corp. of India Ltd.	26,926	91,169

Punjab National Bank	13,880	17,164

REC Ltd.	6,491	30,515

Reliance Industries Ltd.	22,025	365,706

Reliance Industries Ltd., GDR, 144A	3,159	207,862

	Number of Shares	Value $

Samvardhana Motherson International Ltd.	10,995	19,673

SBI Cards & Payment Services Ltd.	667	7,179

SBI Life Insurance Co. Ltd., 144A	2,238	47,394

Shree Cement Ltd.	27	9,338

Shriram Finance Ltd.	7,935	59,284

Siemens Energy India Ltd. * (b)	511	14,798

Siemens Ltd.	511	19,500

Solar Industries India Ltd.	147	27,663

Sona Blw Precision Forgings Ltd., 144A	2,520	16,018

SRF Ltd.	534	17,853

State Bank of India	10,154	96,384

Sun Pharmaceutical Industries Ltd.	5,302	103,940

Sundaram Finance Ltd.	404	24,249

Supreme Industries Ltd.	453	21,948

Suzlon Energy Ltd. *	44,929	37,529

Tata Consultancy Services Ltd.	5,237	211,952

Tata Consumer Products Ltd.	3,257	42,106

Tata Motors Ltd.	11,282	94,857

Tata Power Co. Ltd.	7,650	35,114

Tata Steel Ltd.	41,581	78,240

Tech Mahindra Ltd.	2,890	53,153

Titan Co. Ltd.	1,927	80,052

Torrent Pharmaceuticals Ltd.	430	15,952

Torrent Power Ltd.	1,113	17,870

Trent Ltd. *	980	64,629

Tube Investments of India Ltd.	584	20,897

TVS Motor Co. Ltd.	1,152	37,435

UltraTech Cement Ltd.	653	85,541

United Spirits Ltd.	1,771	31,459

UPL Ltd.	1,668	12,239

Varun Beverages Ltd.	8,613	47,904

Vedanta Ltd.	7,066	35,964

Voltas Ltd.	1,270	18,741

Wipro Ltd.	14,655	42,757

Yes Bank Ltd. *	52,644	13,214

Zydus Lifesciences Ltd.	1,681	18,269

(Cost $5,454,482)		8,232,142

Indonesia – 0.4%

Alamtri Resources Indonesia

Tbk PT	86,503	11,682

Amman Mineral Internasional PT *	40,165	17,075

GoTo Gojek Tokopedia Tbk PT *	5,542,949	21,777

PT Astra International Tbk	135,715	40,406

PT Bank Central Asia Tbk	309,502	178,595

PT Bank Mandiri Persero Tbk	220,234	71,654

PT Bank Negara Indonesia Persero Tbk	87,224	24,042

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

PT Bank Rakyat Indonesia

Persero Tbk	418,764	114,395

PT Barito Pacific Tbk	150,495	11,641

PT Chandra Asri Pacific Tbk *	49,471	28,319

PT Charoen Pokphand Indonesia Tbk	48,511	14,413

PT Indofood CBP Sukses Makmur Tbk	15,943	10,668

PT Indofood Sukses Makmur Tbk	13,766	6,655

PT Kalbe Farma Tbk *	133,773	12,441

PT Sumber Alfaria Trijaya Tbk *	115,010	17,156

PT Telkom Indonesia Persero Tbk *	291,473	50,458

PT United Tractors Tbk	11,803	16,266

(Cost $660,827)		647,643

Ireland – 0.8%

AerCap Holdings NV	1,178	136,330

AIB Group PLC	12,914	101,470

Bank of Ireland Group PLC	6,072	83,285

DCC PLC	601	37,541

Experian PLC	5,277	262,571

James Hardie Industries PLC CDI *	2,592	59,213

Kerry Group PLC, Class A	1,000	109,230

Kingspan Group PLC	935	80,154

PDD Holdings, Inc., ADR *	4,063	392,120

Ryanair Holdings PLC	4,870	129,228

(Cost $1,092,679)		1,391,142

Israel – 0.6%

Azrieli Group Ltd.	264	20,182

Bank Hapoalim BM	7,489	125,524

Bank Leumi Le-Israel BM	9,139	147,327

Check Point Software Technologies Ltd. *	492	112,609

CyberArk Software Ltd. *	264	101,054

Elbit Systems Ltd.	153	61,357

ICL Group Ltd.	4,363	28,747

Israel Discount Bank Ltd., Class A	8,332	70,906

Mizrahi Tefahot Bank Ltd.	1,054	60,357

Monday.com Ltd. *	278	82,702

Nice Ltd. *	409	68,937

Teva Pharmaceutical Industries Ltd., ADR *	7,131	119,658

Wix.com Ltd. *	297	44,238

(Cost $723,734)		1,043,598

Italy – 1.9%

Banca Mediolanum SpA	1,074	17,841

Banco BPM SpA	6,306	72,389

BPER Banca SPA	5,995	53,177

Davide Campari-Milano NV	3,504	22,853

DiaSorin SpA	160	16,598

Enel SpA	49,162	451,313

	Number of Shares	Value $

Eni SpA	13,749	202,510

Ferrari NV	740	354,074

FinecoBank Banca Fineco SpA	3,710	80,122

Generali	5,292	192,582

Infrastrutture Wireless Italiane SpA, 144A	2,255	26,449

Intesa Sanpaolo SpA	88,582	493,850

Leonardo SpA	2,473	152,248

Mediobanca Banca di Credito Finanziario SpA	2,880	68,411

Moncler SpA	1,369	85,587

Nexi SpA, 144A	3,404	20,470

Poste Italiane SpA, 144A	3,013	65,378

Prysmian SpA	1,703	109,446

Recordati Industria Chimica e Farmaceutica SpA	659	39,508

Snam SpA	12,444	74,406

Telecom Italia SpA *	62,757	26,821

Terna - Rete Elettrica Nazionale	7,918	80,537

UniCredit SpA	8,264	530,723

Unipol Assicurazioni SpA	2,320	45,388

(Cost $1,921,540)		3,282,681

Japan – 13.6%

Advantest Corp.	4,700	240,626

Aeon Co. Ltd.	3,700	114,038

AGC, Inc.	1,000	29,758

Aisin Corp.	3,100	39,705

Ajinomoto Co., Inc.	5,234	131,382

ANA Holdings, Inc.	1,000	19,855

Asahi Group Holdings Ltd.	9,100	120,536

Asahi Kasei Corp.	5,700	40,226

Asics Corp.	3,320	80,361

Astellas Pharma, Inc.	11,200	111,226

Bandai Namco Holdings, Inc.	3,400	108,596

Bridgestone Corp.	3,100	133,893

Canon, Inc.	5,600	172,481

Capcom Co. Ltd.	2,100	62,754

Central Japan Railway Co.	4,700	103,247

Chiba Bank Ltd.	2,700	24,655

Chubu Electric Power Co., Inc.	4,900	60,205

Chugai Pharmaceutical Co. Ltd.	3,881	204,522

Concordia Financial Group Ltd.	6,600	42,518

Dai Nippon Printing Co. Ltd.	2,000	29,626

Daifuku Co. Ltd.	1,800	48,385

Dai-ichi Life Holdings, Inc.	20,700	162,340

Daiichi Sankyo Co. Ltd.	10,074	268,976

Daikin Industries Ltd.	1,613	185,911

Daito Trust Construction Co. Ltd.	300	33,858

Daiwa House Industry Co. Ltd.	3,671	124,267

Daiwa Securities Group, Inc.	8,300	56,475

Denso Corp.	11,600	158,125

Dentsu Group, Inc.	1,790	38,837

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Disco Corp.	523	119,469

East Japan Railway Co.	6,110	128,658

Eisai Co. Ltd.	1,200	34,534

ENEOS Holdings, Inc.	17,393	82,846

FANUC Corp.	5,225	140,452

Fast Retailing Co. Ltd.	1,167	392,122

Fuji Electric Co. Ltd.	800	35,743

FUJIFILM Holdings Corp.	6,500	148,344

Fujikura Ltd.	1,400	65,362

Fujitsu Ltd.	10,300	237,502

Hankyu Hanshin Holdings, Inc.	1,900	51,298

Hikari Tsushin, Inc.	100	27,339

Hitachi Ltd.	27,040	760,303

Honda Motor Co. Ltd.	25,148	256,557

Hoshizaki Corp.	656	24,595

Hoya Corp.	1,940	230,745

Hulic Co. Ltd.	2,500	25,400

Idemitsu Kosan Co. Ltd.	6,660	40,799

IHI Corp.	800	77,751

Inpex Corp.	6,400	86,797

Isuzu Motors Ltd.	3,400	46,300

ITOCHU Corp.	6,900	371,146

Japan Airlines Co. Ltd.	900	18,282

Japan Exchange Group, Inc.	6,400	71,119

Japan Post Bank Co. Ltd.	11,100	119,991

Japan Post Holdings Co. Ltd.	11,899	117,051

Japan Post Insurance Co. Ltd.	1,100	24,279

Japan Tobacco, Inc.	7,229	222,956

JFE Holdings, Inc.	4,500	53,523

Kajima Corp.	2,200	54,490

Kansai Electric Power Co., Inc.	6,100	69,565

Kao Corp.	2,611	119,867

Kawasaki Kisen Kaisha Ltd.	2,100	31,771

KDDI Corp.	18,500	321,286

Keyence Corp.	1,158	488,807

Kikkoman Corp.	5,000	45,954

Kirin Holdings Co. Ltd.	5,525	79,557

Kobe Bussan Co. Ltd.	800	25,296

Komatsu Ltd.	5,500	169,019

Konami Group Corp.	500	68,296

Kubota Corp.	6,600	76,299

Kyocera Corp.	7,918	96,929

Kyowa Kirin Co. Ltd.	1,200	19,627

Lasertec Corp.	462	46,892

LY Corp.	16,300	59,131

M3, Inc.	2,442	34,578

Makita Corp.	1,400	43,257

Marubeni Corp.	7,800	159,637

MatsukiyoCocokara & Co.	1,800	36,477

MEIJI Holdings Co. Ltd.	1,500	33,618

MINEBEA MITSUMI, Inc.	2,800	39,569

	Number of Shares	Value $

Mitsubishi Chemical Group Corp.	7,800	41,771

Mitsubishi Corp.	19,919	406,284

Mitsubishi Electric Corp.	11,500	232,086

Mitsubishi Estate Co. Ltd.	6,400	117,463

Mitsubishi HC Capital, Inc.	5,700	41,930

Mitsubishi Heavy Industries Ltd.	18,700	435,612

Mitsubishi UFJ Financial Group, Inc.	68,000	957,184

Mitsui & Co. Ltd.	14,600	307,331

Mitsui Fudosan Co. Ltd.	16,413	158,547

Mitsui OSK Lines Ltd.	1,900	67,671

Mizuho Financial Group, Inc.	14,047	390,674

MonotaRO Co. Ltd.	1,200	24,868

MS&AD Insurance Group Holdings, Inc.	7,927	190,387

Murata Manufacturing Co. Ltd.	10,365	153,572

NEC Corp.	7,625	200,567

Nexon Co. Ltd.	1,460	26,502

Nidec Corp.	4,928	96,235

Nintendo Co. Ltd.	6,586	541,682

Nippon Building Fund, Inc. REIT	53	48,471

Nippon Paint Holdings Co. Ltd.	7,000	53,000

Nippon Sanso Holdings Corp.	1,000	35,971

Nippon Steel Corp.	5,110	103,269

Nippon Telegraph & Telephone Corp.	185,700	207,000

Nippon Yusen KK	2,400	87,914

Nissan Motor Co. Ltd. *	12,000	30,764

Nissin Foods Holdings Co. Ltd.	1,745	37,133

Nitori Holdings Co. Ltd.	401	40,046

Nitto Denko Corp.	4,300	79,055

Nomura Holdings, Inc.	18,300	112,970

Nomura Research Institute Ltd.	2,156	83,576

NTT Data Group Corp.	3,900	108,141

Obayashi Corp.	3,700	56,068

Obic Co. Ltd.	2,000	73,206

Olympus Corp.	6,087	78,470

Omron Corp.	1,100	28,629

Ono Pharmaceutical Co. Ltd.	1,700	18,495

Oracle Corp.	200	23,482

Oriental Land Co. Ltd.	7,025	156,860

ORIX Corp.	6,284	133,894

Osaka Gas Co. Ltd.	1,808	46,150

Otsuka Corp.	1,216	25,060

Otsuka Holdings Co. Ltd.	2,483	126,829

Pan Pacific International Holdings Corp.	2,100	69,161

Panasonic Holdings Corp.	13,481	156,269

Rakuten Group, Inc. *	8,800	48,839

Recruit Holdings Co. Ltd.	8,200	495,151

Renesas Electronics Corp.	10,465	129,672

Resona Holdings, Inc.	11,900	105,814

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Ricoh Co. Ltd.	2,761	25,913

Sanrio Co. Ltd.	1,000	44,074

SBI Holdings, Inc.	2,117	64,571

SCREEN Holdings Co. Ltd.	400	28,771

SCSK Corp.	900	27,464

Secom Co. Ltd.	2,310	84,569

Sekisui Chemical Co. Ltd.	2,200	38,375

Sekisui House Ltd.	3,700	84,416

Seven & i Holdings Co. Ltd.	13,083	197,843

SG Holdings Co. Ltd.	1,900	18,558

Shimadzu Corp.	1,400	33,984

Shimano, Inc.	453	64,741

Shin-Etsu Chemical Co. Ltd.	10,595	341,717

Shionogi & Co. Ltd.	4,327	72,410

Shiseido Co. Ltd.	1,927	31,203

SMC Corp.	314	118,163

SoftBank Corp.	177,900	273,721

SoftBank Group Corp.	5,800	306,899

Sompo Holdings, Inc.	5,100	155,486

Sony Group Corp.	36,200	958,491

Subaru Corp.	3,600	67,024

Sumitomo Corp.	6,800	174,944

Sumitomo Electric Industries Ltd.	4,200	88,615

Sumitomo Metal Mining Co. Ltd.	1,528	35,244

Sumitomo Mitsui Financial Group, Inc.	21,400	550,262

Sumitomo Mitsui Trust Holdings, Inc.	4,320	117,776

Sumitomo Realty & Development Co. Ltd.	1,656	63,929

Suntory Beverage & Food Ltd.	800	26,080

Suzuki Motor Corp.	9,700	124,878

Sysmex Corp.	3,600	60,857

T&D Holdings, Inc.	2,500	57,577

Taisei Corp.	800	44,772

Takeda Pharmaceutical Co. Ltd.	9,253	277,407

TDK Corp.	11,775	130,929

Terumo Corp.	8,200	151,640

TIS, Inc.	1,000	32,996

Toho Co. Ltd.	700	37,044

Tokio Marine Holdings, Inc.	10,953	465,233

Tokyo Electron Ltd.	2,664	425,810

Tokyo Gas Co. Ltd.	1,900	63,974

Tokyo Metro Co. Ltd.	1,600	20,220

Tokyu Corp.	3,400	41,397

TOPPAN Holdings, Inc.	1,800	48,160

Toray Industries, Inc.	8,547	59,285

Toyota Industries Corp.	900	113,301

Toyota Motor Corp.	55,720	1,072,231

Toyota Tsusho Corp.	3,800	81,073

Trend Micro, Inc.	786	59,130

	Number of Shares	Value $

Unicharm Corp.	7,115	56,739

West Japan Railway Co.	2,441	52,910

Yakult Honsha Co. Ltd.	1,200	24,343

Yamaha Motor Co. Ltd.	5,900	45,512

Yokogawa Electric Corp.	1,461	36,034

Zensho Holdings Co. Ltd.	600	32,937

ZOZO, Inc.	2,199	23,901

(Cost $17,060,308)		24,003,827

Kazakhstan – 0.0%

Solidcore Resources PLC * (b)

(Cost $24,991)	1,592	0

Kuwait – 0.2%

Boubyan Bank KSCP	7,376	16,153

Gulf Bank KSCP	8,088	8,830

Kuwait Finance House KSCP	65,912	161,102

Mabanee Co KPSC	4,089	11,194

Mobile Telecommunications Co. KSCP	10,296	16,005

National Bank of Kuwait SAKP	49,355	153,767

(Cost $283,274)		367,051

Luxembourg – 0.1%

ArcelorMittal SA	2,831	85,890

CVC Capital Partners PLC, 144A	1,308	24,312

Eurofins Scientific SE	799	53,291

Reinet Investments SCA	851	23,058

Tenaris SA	2,740	45,952

(Cost $204,933)		232,503

Macau – 0.0%

Sands China Ltd. *

(Cost $50,469)	13,486	26,521

Malaysia – 0.4%

AMMB Holdings Bhd	23,387	28,791

Axiata Group Bhd	11,876	5,720

Celcomdigi Bhd	20,644	18,042

CIMB Group Holdings Bhd	45,418	73,945

Gamuda Bhd	35,349	37,952

Genting Bhd	15,600	10,995

Hong Leong Bank Bhd	3,524	16,210

IHH Healthcare Bhd	19,591	31,758

IOI Corp. Bhd	12,200	10,318

Kuala Lumpur Kepong Bhd	2,217	10,146

Malayan Banking Bhd	34,323	78,863

Maxis Bhd	12,100	10,035

MISC Bhd	5,400	9,540

MR DIY Group M Bhd, 144A	17,400	6,459

Nestle Malaysia Bhd	300	5,540

Petronas Chemicals Group Bhd	20,457	16,437

Petronas Dagangan Bhd	1,500	6,942

Petronas Gas Bhd	4,241	17,895

PPB Group Bhd	2,440	6,466

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Press Metal Aluminium Holdings Bhd	19,400	22,971

Public Bank Bhd	87,200	88,296

QL Resources Bhd	12,700	13,426

RHB Bank Bhd	10,331	15,606

SD Guthrie Bhd	12,711	13,378

Sime Darby Bhd	25,100	10,025

Sunway Bhd	11,200	12,499

Telekom Malaysia Bhd	4,400	6,750

Tenaga Nasional Bhd	16,600	54,599

YTL Corp. Bhd	21,000	8,979

YTL Power International Bhd	20,000	15,036

(Cost $642,305)		663,619

Mexico – 0.6%

Alfa SAB de CV, Class A	24,891	19,442

America Movil SAB de CV, Series B	113,367	95,797

Arca Continental SAB de CV	3,188	35,054

Cemex SAB de CV, Series CPO	84,089	57,574

Coca-Cola Femsa SAB de CV	3,108	29,519

Fibra Uno Administracion SA de CV REIT	17,569	24,720

Fomento Economico Mexicano SAB de CV	9,354	99,515

Gruma SAB de CV, Class B	941	17,733

Grupo Aeroportuario del Centro Norte SAB de CV	1,330	16,449

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,382	54,765

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,404	45,057

Grupo Bimbo SAB de CV, Series A	6,907	19,304

Grupo Carso SAB de CV, Series A1	3,612	23,021

Grupo Comercial Chedraui SA de CV	2,588	18,724

Grupo Financiero Banorte SAB de CV, Class O	15,424	136,348

Grupo Financiero Inbursa SAB de CV, Class O	11,446	28,686

Grupo Mexico SAB de CV, Series B	18,980	104,059

Industrias Penoles SAB de CV *	1,381	29,188

Kimberly-Clark de Mexico SAB de CV, Class A	8,343	14,818

Prologis Property Mexico SA de CV REIT	6,518	24,952

Promotora y Operadora de Infraestructura SAB de CV	1,145	12,855

Qualitas Controladora SAB de CV	1,567	16,951

Wal-Mart de Mexico SAB de CV	32,425	106,490

(Cost $835,381)		1,031,021

	Number of Shares	Value $

Netherlands – 3.0%

ABN AMRO Bank NV, 144A	3,167	81,880

Adyen NV, 144A *	148	283,932

Aegon Ltd.	8,290	59,358

Akzo Nobel NV	1,063	72,371

Argenx SE *	375	215,622

ASM International NV	282	153,567

ASML Holding NV	2,308	1,713,624

ASR Nederland NV	870	55,793

BE Semiconductor Industries NV	474	57,346

Euronext NV, 144A	532	86,622

EXOR NV	592	57,001

Ferrovial SE	3,182	162,007

Heineken Holding NV	760	59,198

Heineken NV	1,735	154,488

IMCD NV	315	42,741

ING Groep NV	18,575	393,980

JDE Peet’s NV	579	15,923

Koninklijke Ahold Delhaize NV	5,588	235,903

Koninklijke KPN NV	23,955	112,552

Koninklijke Philips NV	5,036	115,792

Nebius Group N.V., Class A * (b)	1,576	0

NEPI Rockcastle NV *	4,060	31,222

NN Group NV	1,601	100,746

Prosus NV *	7,900	405,447

QIAGEN NV *	1,362	61,473

Randstad NV	768	32,230

Stellantis NV	10,590	107,799

Universal Music Group NV	6,374	203,804

Wolters Kluwer NV	1,433	254,316

(Cost $3,749,037)		5,326,737

New Zealand – 0.2%

Auckland International Airport Ltd.	10,672	48,146

Contact Energy Ltd.	5,093	27,877

Fisher & Paykel Healthcare Corp. Ltd.	3,453	75,312

Infratil Ltd.	5,724	36,068

Meridian Energy Ltd.	8,233	27,009

Xero Ltd. *	779	92,540

(Cost $251,283)		306,952

Norway – 0.4%

Aker BP ASA	1,863	42,891

DNB Bank ASA	5,302	141,959

Equinor ASA	5,024	117,880

Gjensidige Forsikring ASA	1,091	27,619

Kongsberg Gruppen ASA	500	88,073

Mowi ASA	2,672	49,894

Norsk Hydro ASA	7,755	42,515

Orkla ASA	4,610	52,209

Salmar ASA	500	22,288

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Telenor ASA	3,581	54,939

Yara International ASA	1,190	42,669

(Cost $562,677)		682,936

Peru – 0.1%

Cia de Minas Buenaventura SAA, ADR	1,258	18,845

Credicorp Ltd.	397	84,088

(Cost $81,397)		102,933

Philippines – 0.1%

Ayala Corp.	1,320	13,722

Ayala Land, Inc.	41,600	17,148

Bank of the Philippine Islands	11,915	29,705

BDO Unibank, Inc.	14,492	41,818

International Container Terminal Services, Inc.	7,460	54,818

Jollibee Foods Corp.	1,940	7,754

Manila Electric Co.	1,820	17,941

Metropolitan Bank & Trust Co.	10,741	14,159

PLDT, Inc.	455	9,916

SM Investments Corp.	1,065	15,938

SM Prime Holdings, Inc.	65,700	26,553

(Cost $229,091)		249,472

Poland – 0.3%

Allegro.eu SA, 144A *	3,684	33,902

Bank Millennium SA *	4,264	16,564

Bank Polska Kasa Opieki SA	1,140	56,131

Budimex SA *	97	16,166

CCC SA *	307	17,913

CD Projekt SA	404	23,940

Dino Polska SA, 144A *	316	46,399

InPost SA *	1,212	19,927

KGHM Polska Miedz SA	929	30,503

LPP SA	6	23,115

mBank SA *	107	23,441

ORLEN SA	3,189	62,654

PGE Polska Grupa Energetyczna SA *	5,529	13,793

Powszechna Kasa Oszczednosci Bank Polski SA	5,338	107,357

Powszechny Zaklad Ubezpieczen SA	3,845	62,846

Santander Bank Polska SA	253	33,836

(Cost $430,473)		588,487

Portugal – 0.1%

EDP SA	20,509	81,737

Galp Energia SGPS SA	2,834	45,195

Jeronimo Martins SGPS SA	1,478	37,189

(Cost $150,197)		164,121

Qatar – 0.2%

Al Rayan Bank	37,307	22,931

Barwa Real Estate Co.	7,266	5,747

	Number of Shares	Value $

Commercial Bank PSQC	17,134	21,642

Dukhan Bank	10,103	9,995

Industries Qatar QSC	7,879	25,643

Mesaieed Petrochemical Holding Co.	25,772	9,443

Ooredoo QPSC	5,108	17,326

Qatar Electricity & Water Co. QSC	2,691	11,707

Qatar Fuel QSC	2,870	11,824

Qatar Gas Transport Co. Ltd.	15,797	20,782

Qatar International Islamic Bank QSC	7,580	21,880

Qatar Islamic Bank QPSC	12,137	70,335

Qatar National Bank QPSC	26,393	122,868

(Cost $337,438)		372,123

Russia – 0.0%

Alrosa PJSC * (b)	15,266	0

Gazprom PJSC * (b)	63,321	0

GMK Norilskiy Nickel PAO * (b)	35,200	0

Inter RAO UES PJSC * (b)	208,853	0

LUKOIL PJSC * (b)	2,194	0

Magnit PJSC * (b)	443	0

Mobile TeleSystems PJSC, ADR * (b)	3,019	0

Moscow Exchange MICEX-RTS PJSC * (b)	8,105	0

Novatek PJSC * (b)	5,150	0

Novolipetsk Steel PJSC * (b)	7,219	0

Ozon Holdings PLC, ADR * (b)	322	0

PhosAgro PJSC * (b)	217	0

PhosAgro PJSC, GDR * (b)	4	0

Polyus PJSC * (b)	2,040	0

Rosneft Oil Co. PJSC * (b)	6,103	0

Sberbank of Russia PJSC * (b)	57,586	0

Severstal PAO * (b)	1,243	0

Surgutneftegas PAO * (b)	29,592	0

Tatneft PJSC * (b)	7,874	0

TKS Holding MKPAO JSC * (b)	70	0

United Co. RUSAL International PJSC * (b)	21,438	0

VK IPJSC * (b)	417	0

VK IPJSC, GDR * (b)	35	0

VTB Bank PJSC * (b)	3,389	0

X5 Retail Group NV, GDR * (b)	635	0

(Cost $1,047,597)		0

Saudi Arabia – 1.0%

ACWA Power Co. *	942	65,032

Ades Holding Co.	1,878	6,988

Al Rajhi Bank	12,294	298,531

Al Rajhi Co. For Co.-Operative Insurance *	183	5,512

Alinma Bank	7,011	48,308

Almarai Co. JSC	3,368	46,054

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Arab National Bank	7,057	40,743

Arabian Internet & Communications Services Co.	132	9,261

Bank AlBilad	3,892	26,817

Bank Al-Jazira *	3,888	13,244

Banque Saudi Fransi	6,861	31,602

Bupa Arabia for Cooperative Insurance Co.	387	17,227

Co. for Cooperative Insurance	415	15,332

Dallah Healthcare Co.	193	6,101

Dar Al Arkan Real Estate Development Co. *	3,148	16,799

Dr Sulaiman Al Habib Medical Services Group Co.	449	31,332

Elm Co.	152	41,496

Etihad Etisalat Co.	2,089	33,186

Jarir Marketing Co.	3,200	10,969

Mouwasat Medical Services Co.	497	9,618

Nahdi Medical Co.	215	6,992

Riyad Bank	10,107	78,261

SABIC Agri-Nutrients Co.	1,850	47,290

Sahara International Petrochemical Co.	1,801	9,073

SAL Saudi Logistics Services	155	7,354

Saudi Arabian Mining Co. *	7,474	101,602

Saudi Arabian Oil Co., 144A	36,981	246,431

Saudi Aramco Base Oil Co.	330	8,761

Saudi Awwal Bank	7,358	66,193

Saudi Basic Industries Corp.	6,126	90,951

Saudi Electricity Co.	3,192	12,048

Saudi Industrial Investment Group	1,873	8,257

Saudi Investment Bank	3,382	13,342

Saudi Kayan Petrochemical Co. *	4,663	6,252

Saudi National Bank	18,362	169,835

Saudi Research & Media Group *	223	8,524

Saudi Tadawul Group Holding Co.	210	9,784

Saudi Telecom Co.	12,736	142,241

Yanbu National Petrochemical Co.	1,411	11,208

(Cost $1,728,236)		1,818,551

Singapore – 1.2%

BOC Aviation Ltd., 144A	1,235	9,994

CapitaLand Ascendas REIT	21,708	44,603

CapitaLand Integrated

Commercial Trust REIT	32,107	52,028

CapitaLand Investment Ltd.	15,057	29,419

DBS Group Holdings Ltd.	12,246	424,610

Genting Singapore Ltd.	46,800	25,037

Grab Holdings Ltd., Class A *	13,590	66,183

Keppel Ltd.	9,000	47,381

Oversea-Chinese Banking Corp. Ltd.	20,766	261,316

	Number of Shares	Value $

Sea Ltd., ADR *	2,217	355,540

Sembcorp Industries Ltd.	3,300	16,938

Singapore Airlines Ltd.	6,750	37,315

Singapore Exchange Ltd.	4,693	51,015

Singapore Technologies Engineering Ltd.	9,930	60,208

Singapore Telecommunications Ltd.	45,700	135,001

Trip.com Group Ltd.	3,574	225,167

United Overseas Bank Ltd.	7,922	217,498

Wilmar International Ltd.	11,737	27,756

(Cost $1,528,646)		2,087,009

South Africa – 0.8%

Absa Group Ltd.	5,163	49,762

Aspen Pharmacare Holdings Ltd.	2,212	14,902

Bid Corp. Ltd.	2,113	55,969

Bidvest Group Ltd.	1,829	24,776

Capitec Bank Holdings Ltd.	534	102,343

Clicks Group Ltd.	1,234	26,638

Discovery Ltd.	3,186	38,638

FirstRand Ltd.	30,778	127,528

Gold Fields Ltd.	5,337	120,306

Harmony Gold Mining Co. Ltd.	3,444	48,981

Impala Platinum Holdings Ltd. *	6,008	43,139

Kumba Iron Ore Ltd.	437	7,161

MTN Group Ltd.	10,018	69,637

Naspers Ltd., Class N	949	272,514

Nedbank Group Ltd.	2,812	39,954

Old Mutual Ltd.	29,600	19,209

OUTsurance Group Ltd.	6,011	25,388

Pepkor Holdings Ltd., 144A	11,416	18,531

Remgro Ltd.	3,631	32,202

Sanlam Ltd.	10,396	51,233

Sasol Ltd. *	3,517	15,885

Shoprite Holdings Ltd.	3,360	54,562

Standard Bank Group Ltd.	6,405	83,075

Valterra Platinum Ltd.	506	19,830

Vodacom Group Ltd.	2,978	22,815

Woolworths Holdings Ltd.	6,047	19,705

(Cost $1,148,089)		1,404,683

South Korea – 2.6%

Alteogen, Inc. *	240	57,404

Amorepacific Corp.	157	15,214

Celltrion, Inc.	1,022	119,259

CJ CheilJedang Corp.	38	6,376

Coway Co. Ltd.	301	19,395

DB Insurance Co. Ltd.	263	19,157

Doosan Bobcat, Inc.	160	5,450

Doosan Enerbility Co. Ltd. *	3,020	88,321

Ecopro BM Co. Ltd. *	246	15,993

Ecopro Co. Ltd.	529	16,410

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Hana Financial Group, Inc.	1,676	88,313

Hanjin Kal Corp.	155	15,874

Hankook Tire & Technology Co. Ltd.	342	9,543

Hanmi Semiconductor Co. Ltd.	251	14,627

Hanwha Aerospace Co. Ltd.	215	126,379

Hanwha Ocean Co. Ltd. *	673	38,047

Hanwha Systems Co. Ltd.	510	16,782

HD Hyundai Co. Ltd.	267	21,616

HD Hyundai Electric Co. Ltd.	144	39,556

HD Hyundai Heavy Industries Co. Ltd. *	122	35,856

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	279	64,002

HLB, Inc. *	676	26,752

HMM Co. Ltd.	1,687	26,044

HYBE Co. Ltd. *	180	34,703

Hyundai Glovis Co. Ltd.	217	17,836

Hyundai Mobis Co. Ltd.	329	60,330

Hyundai Motor Co.	851	114,293

Hyundai Rotem Co. Ltd.	573	60,801

Industrial Bank of Korea	1,244	14,192

Kakao Corp.	1,712	52,984

KakaoBank Corp.	701	11,940

KB Financial Group, Inc.	2,317	175,156

Kia Corp.	1,453	94,150

Korea Aerospace Industries Ltd.	404	24,480

Korea Electric Power Corp.	1,465	32,226

Korea Investment Holdings Co. Ltd.	306	23,953

Korea Zinc Co. Ltd.	42	22,253

Korean Air Lines Co. Ltd.	983	16,031

Krafton, Inc. *	155	41,455

KT&G Corp.	644	56,106

LG Chem Ltd.	290	41,471

LG Corp.	544	27,994

LG Display Co. Ltd. *	1,760	10,983

LG Electronics, Inc.	583	30,044

LG Energy Solution Ltd. *	259	53,688

LG H&H Co. Ltd.	41	9,688

LG Innotek Co. Ltd.	79	8,297

LG Uplus Corp.	922	8,554

LS Electric Co. Ltd.	154	28,184

Meritz Financial Group, Inc.	541	43,799

Mirae Asset Securities Co. Ltd.	1,783	20,095

NAVER Corp.	878	119,319

NH Investment & Securities Co. Ltd.	1,593	19,905

Orion Corp.	110	8,802

POSCO Future M Co. Ltd. *	176	14,874

POSCO Holdings, Inc.	433	78,459

Posco International Corp.	477	16,958

	Number of Shares	Value $

Samsung Biologics Co. Ltd., 144A *	96	71,807

Samsung C&T Corp.	454	49,293

Samsung Electro-Mechanics Co. Ltd.	331	29,317

Samsung Electronics Co. Ltd.	27,538	1,121,719

Samsung Fire & Marine Insurance Co. Ltd.	170	49,841

Samsung Heavy Industries Co. Ltd. *	3,612	44,244

Samsung Life Insurance Co. Ltd.	413	29,605

Samsung SDI Co. Ltd.	348	42,601

Samsung SDS Co. Ltd.	242	22,837

Samyang Foods Co. Ltd.	23	18,521

Shinhan Financial Group Co. Ltd.	2,482	104,519

SK Biopharmaceuticals Co. Ltd. *	140	9,437

SK Hynix, Inc.	3,144	466,006

SK Innovation Co. Ltd.	333	21,601

SK Square Co. Ltd. *	536	44,599

SK Telecom Co. Ltd.	188	7,017

SK, Inc.	186	22,069

SKC Co. Ltd. *	106	6,845

S-Oil Corp.	343	13,524

Woori Financial Group, Inc.	3,509	49,010

Yuhan Corp.	390	29,482

(Cost $3,404,198)		4,534,267

Spain – 2.0%

Acciona SA	162	26,120

ACS Actividades de Construccion y Servicios SA	1,053	69,167

Aena SME SA, 144A	471	126,747

Amadeus IT Group SA	2,831	235,877

Banco Bilbao Vizcaya Argentaria SA	35,181	527,690

Banco de Sabadell SA	27,639	88,029

Banco Santander SA	89,970	718,262

Bankinter SA	4,166	53,641

CaixaBank SA	22,233	189,031

Cellnex Telecom SA, 144A *	2,677	102,495

EDP Renovaveis SA	1,787	17,937

Endesa SA	1,994	60,859

Grifols SA *	1,866	20,065

Iberdrola SA	34,996	638,959

Industria de Diseno Textil SA	6,574	356,204

Redeia Corp. SA	2,510	51,870

Repsol SA	7,391	99,488

Telefonica SA	20,480	109,573

(Cost $2,246,629)		3,492,014

Sweden – 2.3%

AddTech AB, Class B	1,530	52,570

Alfa Laval AB	1,671	71,062

Assa Abloy AB, Class B	6,096	193,239

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Atlas Copco AB, Class A	16,713	268,295

Atlas Copco AB, Class B	9,635	137,234

Beijer Ref AB	2,158	31,851

Boliden AB *	1,671	52,272

Epiroc AB, Class A	4,156	92,987

Epiroc AB, Class B	2,474	48,386

EQT AB	2,207	64,596

Essity AB, Class B	3,661	107,039

Evolution AB, 144A	774	53,123

Fastighets AB Balder, Class B *	4,001	28,037

H & M Hennes & Mauritz AB, Class B	3,246	46,488

Hexagon AB, Class B	13,054	131,535

Holmen AB, Class B	450	18,588

Industrivarden AB, Class A	764	27,685

Industrivarden AB, Class C	1,087	39,265

Indutrade AB	1,577	42,736

Investment AB Latour, Class B	931	24,550

Investor AB, Class B	10,410	306,427

L E Lundbergforetagen AB, Class B	472	24,105

Lifco AB, Class B	1,328	54,079

Nibe Industrier AB, Class B	8,739	35,797

Saab AB, Class B	1,916	96,840

Sagax AB, Class B	1,140	24,948

Sandvik AB	6,510	142,193

Securitas AB, Class B	3,060	45,244

Skandinaviska Enskilda Banken AB, Class A	9,681	161,519

Skanska AB, Class B	1,982	47,116

SKF AB, Class B	1,939	42,635

Spotify Technology SA *	902	599,956

Svenska Cellulosa AB SCA, Class B	3,764	50,903

Svenska Handelsbanken AB, Class A	9,509	127,009

Swedbank AB, Class A	5,469	148,035

Swedish Orphan Biovitrum AB *	1,088	33,274

Tele2 AB, Class B	3,631	54,331

Telefonaktiebolaget LM Ericsson, Class B	16,463	139,920

Telia Co. AB	15,545	60,059

Trelleborg AB, Class B	1,310	47,989

Volvo AB, Class B	9,315	258,357

(Cost $3,224,794)		4,032,274

Switzerland – 6.3%

ABB Ltd.	9,351	528,792

Alcon, Inc.	2,926	251,359

Avolta AG *	579	31,011

Baloise Holding AG	293	69,494

Banque Cantonale Vaudoise	186	21,515

Barry Callebaut AG	17	17,423

BKW AG	156	32,773

	Number of Shares	Value $

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	176,829

Cie Financiere Richemont SA, Class A	3,125	587,978

Coca-Cola HBC AG *	1,234	64,211

DSM-Firmenich AG	1,179	131,219

EMS-Chemie Holding AG	51	38,730

Galderma Group AG	530	69,357

Geberit AG	209	155,671

Givaudan SA	54	270,853

Glencore PLC *	58,388	222,948

Helvetia Holding AG	242	57,280

Holcim AG *	3,141	347,380

Julius Baer Group Ltd.	1,174	77,202

Kuehne + Nagel International AG	315	70,827

Logitech International SA	897	74,594

Lonza Group AG	423	292,554

Nestle SA	15,419	1,643,070

Novartis AG	11,257	1,286,143

Partners Group Holding AG	136	182,105

Roche Holding AG	4,163	1,342,985

Roche Holding AG	188	63,961

Sandoz Group AG	2,624	133,049

Schindler Holding AG	157	53,796

Schindler Holding AG Participation Certificates	280	99,480

SGS SA	935	97,454

SIG Group AG *	1,730	35,315

Sika AG	957	255,471

Sonova Holding AG	314	98,282

STMicroelectronics NV	2,677	67,190

STMicroelectronics NV, Class Y	1,046	26,161

Straumann Holding AG	681	87,338

Swatch Group AG – Bearer	179	30,134

Swiss Life Holding AG	176	175,658

Swiss Prime Site AG	578	82,100

Swiss Re AG	1,828	322,621

Swisscom AG	169	116,123

Temenos AG	315	23,367

UBS Group AG	19,135	608,925

VAT Group AG, 144A	159	60,412

Zurich Insurance Group AG	872	611,566

(Cost $8,273,131)		11,092,706

Taiwan – 5.1%

Accton Technology Corp.	2,774	68,960

Acer, Inc.	18,006	20,849

Advantech Co. Ltd.	2,495	28,473

Airtac International Group	754	23,474

Alchip Technologies Ltd.	412	38,631

ASE Technology Holding Co. Ltd.	21,264	97,917

Asia Cement Corp.	11,867	16,572

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Asia Vital Components Co. Ltd.	1,803	37,301

Asustek Computer, Inc.	3,902	81,377

AUO Corp. *	37,980	16,285

Catcher Technology Co. Ltd.	3,236	22,676

Cathay Financial Holding Co. Ltd.	60,200	120,125

Chailease Holding Co. Ltd.	8,109	32,876

Chang Hwa Commercial Bank Ltd.	45,387	27,639

Cheng Shin Rubber Industry Co. Ltd.	9,594	16,263

China Airlines Ltd.	17,656	13,050

China Steel Corp.	60,130	39,627

Chunghwa Telecom Co. Ltd.	22,197	95,918

Compal Electronics, Inc.	42,255	40,607

CTBC Financial Holding Co. Ltd.	101,756	138,703

Delta Electronics, Inc.	11,859	147,998

E Ink Holdings, Inc.	4,419	31,260

E.Sun Financial Holding Co. Ltd.	82,557	82,093

Eclat Textile Co. Ltd. *	1,052	15,147

Elite Material Co. Ltd.	2,042	51,036

eMemory Technology, Inc.	312	25,038

Eva Airways Corp.	15,674	21,365

Evergreen Marine Corp. Taiwan Ltd.	5,708	46,569

Far Eastern New Century Corp.	19,992	21,881

Far EasTone Telecommunications Co. Ltd.	15,025	43,368

Feng TAY Enterprise Co. Ltd.	2,494	10,111

First Financial Holding Co. Ltd.	70,723	63,836

Formosa Chemicals & Fibre Corp.	18,084	14,452

Formosa Plastics Corp.	21,207	24,555

Fortune Electric Co. Ltd.	697	10,687

Fubon Financial Holding Co. Ltd.	50,186	133,300

Gigabyte Technology Co. Ltd.	2,797	25,759

Global Unichip Corp.	512	19,904

Globalwafers Co. Ltd.	1,991	20,927

Hon Hai Precision Industry Co. Ltd.	71,598	372,701

Hotai Motor Co. Ltd.	2,030	43,217

Hua Nan Financial Holdings Co. Ltd.	58,128	51,012

Innolux Corp.	39,143	15,935

International Games System Co. Ltd.	1,110	31,224

Inventec Corp.	19,349	27,214

Jentech Precision Industrial Co. Ltd.	517	23,376

KGI Financial Holding Co. Ltd.	91,491	52,815

Largan Precision Co. Ltd.	566	43,722

Lite-On Technology Corp.	11,131	37,699

Lotes Co. Ltd.	502	22,027

MediaTek, Inc.	9,174	385,713

	Number of Shares	Value $

Mega Financial Holding Co. Ltd.	67,454	89,245

Micro-Star International Co. Ltd.	4,202	19,981

Nan Ya Plastics Corp.	31,331	29,953

Nien Made Enterprise Co. Ltd.	740	10,692

Novatek Microelectronics Corp.	3,526	60,711

Pegatron Corp.	9,681	27,103

PharmaEssentia Corp. *	1,065	17,769

Pou Chen Corp.	28,351	29,516

President Chain Store Corp.	2,846	24,264

Quanta Computer, Inc. *	16,966	153,704

Realtek Semiconductor Corp.	2,711	48,940

Ruentex Development Co. Ltd.	9,137	9,116

Shanghai Commercial & Savings Bank Ltd.	33,649	52,267

Shin Kong Financial Holding Co. Ltd. *	92,752	37,295

SinoPac Financial Holdings Co. Ltd.	65,079	49,838

Synnex Technology International Corp.	6,351	15,089

Taishin Financial Holding Co. Ltd.	61,346	35,106

Taiwan Business Bank	36,232	17,833

Taiwan Cooperative Financial Holding Co. Ltd.	69,157	55,384

Taiwan High Speed Rail Corp.	9,687	8,873

Taiwan Mobile Co. Ltd.	13,484	51,293

Taiwan Semiconductor Manufacturing Co. Ltd.	145,913	4,708,206

TCC Group Holdings Co. Ltd.	40,655	39,816

Unimicron Technology Corp.	6,931	24,515

Uni-President Enterprises Corp.	28,405	75,447

United Microelectronics Corp.	65,693	102,479

Vanguard International Semiconductor Corp.	5,210	14,534

Voltronic Power Technology Corp.	330	14,866

Wan Hai Lines Ltd.	4,590	16,541

Wistron Corp.	14,896	57,907

Wiwynn Corp.	564	45,544

WPG Holdings Ltd.	9,332	21,922

Yageo Corp.	2,234	36,527

Yang Ming Marine Transport Corp.	9,320	24,755

Yuanta Financial Holding Co. Ltd.	57,331	59,974

Zhen Ding Technology Holding Ltd.	3,857	13,256

(Cost $4,562,920)		8,993,525

Thailand – 0.3%

Advanced Info Service PCL, NVDR	4,300	37,463

Airports of Thailand PCL, NVDR	26,730	27,074

Bangkok Dusit Medical Services PCL, NVDR	64,400	42,178

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Bumrungrad Hospital PCL,

NVDR	5,100	21,750

Central Pattana PCL, NVDR	11,600	16,078

Charoen Pokphand Foods PCL, NVDR	25,100	18,733

CP ALL PCL, NVDR	34,500	49,395

CP AXTRA PCL	18,581	10,641

Delta Electronics Thailand PCL, NVDR	18,900	59,877

Gulf Development PCL *	27,838	38,160

Home Product Center PCL, NVDR	30,500	7,154

Kasikornbank PCL, NVDR	4,600	21,579

Krung Thai Bank PCL, NVDR	27,700	18,732

Minor International PCL, NVDR	20,194	15,256

PTT Exploration & Production PCL, NVDR	8,793	26,250

PTT Oil & Retail Business PCL, NVDR	17,400	6,255

PTT PCL, NVDR	66,800	60,538

SCB X PCL, NVDR	7,700	27,795

Siam Cement PCL	6,000	30,340

TMBThanachart Bank PCL, NVDR	305,800	17,886

True Corp. PCL, NVDR *	69,212	26,354

(Cost $661,431)		579,488

Turkey – 0.1%

Akbank TAS	17,062	22,168

Aselsan Elektronik Sanayi Ve Ticaret AS	10,909	36,054

BIM Birlesik Magazalar AS	2,601	31,572

Coca-Cola Icecek AS	6,391	7,947

Eregli Demir ve Celik Fabrikalari TAS *	17,774	10,624

Ford Otomotiv Sanayi AS	3,010	6,152

Haci Omer Sabanci Holding AS	7,349	14,487

KOC Holding AS	5,267	19,032

Pegasus Hava Tasimaciligi AS *	1,372	8,439

Sasa Polyester Sanayi AS *	57,848	4,839

Turk Hava Yollari AO *	3,451	24,047

Turkcell Iletisim Hizmetleri AS	9,584	23,181

Turkiye Is Bankasi AS, Class C	48,161	13,203

Turkiye Petrol Rafinerileri AS	5,789	18,306

Turkiye Sise ve Cam Fabrikalari AS	9,429	7,935

Yapi ve Kredi Bankasi AS *	14,459	9,388

(Cost $246,669)		257,374

United Arab Emirates – 0.5%

Abu Dhabi Commercial Bank PJSC	20,051	65,945

Abu Dhabi Islamic Bank PJSC	9,407	49,122

Abu Dhabi National Oil Co. for Distribution PJSC	15,036	14,860

ADNOC Drilling Co. PJSC	18,107	25,881

	Number of Shares	Value $

Adnoc Gas PLC	34,516	30,823

Aldar Properties PJSC	23,083	52,224

Americana Restaurants International PLC – Foreign Co.	14,047	7,802

Dubai Electricity & Water Authority PJSC	32,203	23,935

Dubai Islamic Bank PJSC	23,280	52,290

Emaar Development PJSC	5,442	19,854

Emaar Properties PJSC	42,273	151,345

Emirates NBD Bank PJSC	12,978	79,147

Emirates Telecommunications Group Co. PJSC	20,327	95,077

First Abu Dhabi Bank PJSC	25,639	112,385

Multiply Group PJSC *	20,274	12,861

Salik Co PJSC	10,937	17,032

(Cost $626,377)		810,583

United Kingdom – 8.8%

3i Group PLC	5,832	319,968

Admiral Group PLC	1,613	72,805

Anglo American PLC *	7,848	233,157

Anglogold Ashanti PLC	2,950	126,317

Ashtead Group PLC	2,640	154,196

Associated British Foods PLC	2,124	59,611

AstraZeneca PLC	9,177	1,325,490

Auto Trader Group PLC, 144A	5,790	61,941

Aviva PLC	15,791	129,911

BAE Systems PLC	17,482	447,887

Barclays PLC	86,437	381,410

Barratt Redrow PLC	8,423	52,295

BP PLC	95,901	464,841

British American Tobacco PLC	11,565	519,508

BT Group PLC	39,253	94,907

Bunzl PLC	2,032	65,051

Centrica PLC	30,856	65,832

Coca-Cola Europacific Partners PLC	1,354	124,284

Compass Group PLC	9,696	340,315

Croda International PLC	785	32,449

Diageo PLC	12,805	347,990

Entain PLC	3,937	39,816

GSK PLC	25,291	513,523

Haleon PLC	55,727	310,772

Halma PLC	2,368	92,717

Hikma Pharmaceuticals PLC	894	25,777

HSBC Holdings PLC	103,867	1,222,003

Imperial Brands PLC	4,872	184,457

Informa PLC	8,028	84,953

InterContinental Hotels Group PLC	826	94,531

International Consolidated Airlines Group SA	7,399	32,555

Intertek Group PLC	802	51,716

J Sainsbury PLC	11,007	42,326

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

JD Sports Fashion PLC	15,480	17,545

Kingfisher PLC	11,903	44,520

Land Securities Group PLC REIT	4,325	36,887

Legal & General Group PLC	34,449	115,434

Lloyds Banking Group PLC	353,352	367,541

London Stock Exchange Group PLC	2,758	418,978

M&G PLC	12,281	39,166

Marks & Spencer Group PLC	12,575	63,434

Melrose Industries PLC	8,235	51,938

Mondi PLC	2,527	41,044

National Grid PLC	29,545	416,585

NatWest Group PLC	47,426	335,217

Next PLC	704	122,029

Pearson PLC	3,796	59,584

Phoenix Group Holdings PLC	3,992	34,100

Reckitt Benckiser Group PLC	4,143	280,890

RELX PLC	10,752	578,600

Rentokil Initial PLC	16,561	78,454

Rio Tinto PLC	6,541	387,949

Rolls-Royce Holdings PLC	50,883	593,843

Sage Group PLC	6,034	99,104

Schroders PLC	4,412	21,127

Segro PLC REIT	7,585	71,231

Severn Trent PLC	1,751	63,769

Shell PLC	34,960	1,153,798

Smith & Nephew PLC	5,681	82,245

Smiths Group PLC	2,135	61,962

Spirax Group PLC	409	31,493

SSE PLC	6,896	163,620

Standard Chartered PLC	11,797	184,061

Tesco PLC	41,030	214,493

Unilever PLC	14,671	930,432

United Utilities Group PLC	3,974	62,700

Vodafone Group PLC	116,094	120,255

Whitbread PLC	1,089	42,463

Wise PLC, Class A *	4,052	60,000

WPP PLC	6,490	52,413

(Cost $12,250,880)		15,614,215

United States – 0.2%

BeOne Medicines Ltd. *	4,485	86,084

Brookfield Asset Management Ltd., Class A	2,297	129,232

Brookfield Renewable Corp.	822	24,199

Legend Biotech Corp., ADR *	484	14,012

RB Global, Inc.	1,167	122,954

Southern Copper Corp.	532	48,364

(Cost $312,178)		424,845

TOTAL COMMON STOCKS

(Cost $127,631,289)		170,706,569

	Number of Shares	Value $

PREFERRED STOCKS – 0.6%

Brazil – 0.3%

Banco Bradesco SA	32,049	90,776

Centrais Eletricas Brasileiras SA, Class B	958	7,868

Cia Energetica de Minas Gerais	9,615	18,223

Companhia Paranaense de Energia, Class B	3,634	8,050

Gerdau SA	7,372	19,656

Itau Unibanco Holding SA	31,659	207,185

Itausa SA	39,459	76,372

Petroleo Brasileiro SA	28,225	152,488

(Cost $466,055)		580,618

Chile – 0.0%

Sociedad Quimica y Minera de Chile SA, Class B *

(Cost $24,377)	751	22,436

Colombia – 0.0%

Grupo Cibest SA

(Cost $22,107)	2,362	24,330

Germany – 0.2%

Bayerische Motoren Werke AG	349	28,908

Dr Ing hc F Porsche AG, 144A	740	35,676

Henkel AG & Co. KGaA	994	79,546

Porsche Automobil Holding SE	862	34,355

Sartorius AG	186	44,562

Volkswagen AG	1,280	138,594

(Cost $506,304)		361,641

Russia – 0.0%

Surgutneftegas PAO * (b)

(Cost $22,479)	41,062	0

South Korea – 0.1%

Hyundai Motor Co.	104	11,148

Hyundai Motor Co. – 2nd Preferred	210	22,481

Samsung Electronics Co. Ltd.	4,938	164,994

(Cost $137,973)		198,623

TOTAL PREFERRED STOCKS

(Cost $1,179,295)		1,187,648

RIGHTS – 0.0%

South Korea – 0.0%

Hanwha Aerospace Co. Ltd.* , expires 7/7/25

(Cost $0)	13	1,197

WARRANTS – 0.0%

Canada – 0.0%

Constellation Software, Inc.* (b), expires 3/31/40

(Cost $0)	108	0

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Malaysia – 0.0%

YTL Corp. Bhd* (b), expires 12/31/99	4,200	0

YTL Power International Bhd* (b), expires 12/31/99	4,000	0

(Cost $0)		0

Thailand – 0.0%

BTS Group Holdings PCL*, expires 11/20/26

(Cost $0)	7,920	5

TOTAL WARRANTS

(Cost $0)		5

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers Harvest CSI 300 China A-Shares ETF (d)

(Cost $159,480)	6,000	158,040

CASH EQUIVALENTS – 1.0%

DWS Government Money Market Series “Institutional Shares”, 4.26% (e)

(Cost $1,734,283)	1,734,283	1,734,283

TOTAL INVESTMENTS – 98.2%

(Cost $130,704,347)		173,787,742

Other assets and liabilities, net – 1.8%		3,211,164

NET ASSETS – 100.0%		176,998,906

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

COMMON STOCKS – 0.2%

Germany – 0.2%

Deutsche Bank AG (c)

179,649	60,399	(51,306)	15,542	101,105	8,058	—	11,041	305,389

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers Harvest CSI 300 China A-Shares ETF (d)

—	159,480	—	—	(1,440)	—	—	6,000	158,040

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (e)(f)

409,881	—	(409,881) (g)	—	—	2,240	—	—	—

CASH EQUIVALENTS – 1.0%

DWS Government Money Market Series “Institutional Shares”, 4.26% (e)

3,344,936	23,588,917	(25,199,570)	—	—	136,297	—	1,734,283	1,734,283

3,934,466	23,808,796	(25,660,757)	15,542	99,665	146,595	—	1,751,324	2,197,712

*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund advised by DBX Advisors LLC.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

CPO:	Ordinary Participation Certificates

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI EAFE Index	USD	20	2,480,027	2,604,500	6/20/2025	124,473

MSCI Emerging Markets Index	USD	22	1,236,756	1,264,230	6/20/2025	27,474

MSCI India Index	USD	8	951,700	1,028,240	6/20/2025	76,540

S&P/TSX 60 Index Mini	CAD	5	278,959	285,641	6/19/2025	6,682

Total unrealized appreciation						235,169

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	6/2/2025	CAD	7,822,800	USD	5,672,350	—	(27,945)

RBC Capital Markets	6/2/2025	CAD	11,717,800	USD	8,499,653	—	(38,839)

JP Morgan & Chase Co.	6/2/2025	USD	385,763	CAD	532,000	1,894	—

JP Morgan & Chase Co.	6/2/2025	USD	5,302,593	CAD	7,290,800	10,046	—

RBC Capital Markets	6/2/2025	USD	8,520,425	CAD	11,717,800	18,067	—

Citigroup Global Markets	6/3/2025	AED	593,200	USD	161,517	13	—

JP Morgan & Chase Co.	6/3/2025	AED	1,978,200	USD	538,626	43	—

RBC Capital Markets	6/3/2025	AUD	11,798,700	USD	7,551,852	—	(53,918)

Goldman Sachs & Co.	6/3/2025	CHF	10,043,300	USD	12,268,919	61,106	—

RBC Capital Markets	6/3/2025	CZK	1,736,400	USD	79,162	38	—

Citigroup Global Markets	6/3/2025	DKK	18,648,800	USD	2,846,495	7,410	—

The Bank of New York Mellon	6/3/2025	EUR	36,102,800	USD	41,111,558	110,692	—

RBC Capital Markets	6/3/2025	GBP	13,073,600	USD	17,464,329	—	(150,649)

The Bank of New York Mellon	6/3/2025	HKD	113,006,700	USD	14,578,500	162,110	—

JP Morgan & Chase Co.	6/3/2025	HUF	56,205,800	USD	157,764	—	(209)

RBC Capital Markets	6/3/2025	JPY	3,700,906,700	USD	26,039,251	311,010	—

JP Morgan & Chase Co.	6/3/2025	KWD	115,000	USD	375,263	454	—

Bank of America	6/3/2025	MXN	788,000	USD	40,093	—	(519)

Bank of America	6/3/2025	MXN	18,813,500	USD	956,133	—	(13,465)

Goldman Sachs & Co.	6/3/2025	NOK	7,116,800	USD	686,284	—	(10,933)

RBC Capital Markets	6/3/2025	PHP	13,434,900	USD	240,311	—	(463)

RBC Capital Markets	6/3/2025	PLN	78,000	USD	20,700	—	(138)

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	PLN	1,941,000	USD	514,892	—	(3,632)

JP Morgan & Chase Co.	6/3/2025	QAR	1,416,600	USD	388,917	—	(162)

Citigroup Global Markets	6/3/2025	SAR	7,164,200	USD	1,909,282	—	(260)

JP Morgan & Chase Co.	6/3/2025	SEK	35,639,200	USD	3,701,655	—	(16,485)

RBC Capital Markets	6/3/2025	SGD	2,048,500	USD	1,571,007	—	(17,585)

Goldman Sachs & Co.	6/3/2025	TRY	10,690,800	USD	267,539	—	(4,224)

Citigroup Global Markets	6/3/2025	USD	161,503	AED	593,200	1	—

JP Morgan & Chase Co.	6/3/2025	USD	538,579	AED	1,978,200	4	—

RBC Capital Markets	6/3/2025	USD	257,949	AUD	403,000	1,836	—

RBC Capital Markets	6/3/2025	USD	7,333,703	AUD	11,395,700	12,283	—

Goldman Sachs & Co.	6/3/2025	USD	1,198,010	CHF	981,000	—	(5,587)

The Bank of New York Mellon	6/3/2025	USD	11,030,735	CHF	9,062,300	—	(15,345)

RBC Capital Markets	6/3/2025	USD	79,040	CZK	1,736,400	83	—

Citigroup Global Markets	6/3/2025	USD	2,518,251	DKK	16,546,800	827	—

Citigroup Global Markets	6/3/2025	USD	320,846	DKK	2,102,000	—	(839)

Morgan Stanley Capital	6/3/2025	USD	38,406,416	EUR	33,830,800	14,208	—

The Bank of New York Mellon	6/3/2025	USD	2,587,306	EUR	2,272,000	—	(7,064)

Morgan Stanley Capital	6/3/2025	USD	16,552,912	GBP	12,274,600	—	(14,482)

RBC Capital Markets	6/3/2025	USD	1,067,358	GBP	799,000	9,191	—

RBC Capital Markets	6/3/2025	USD	13,370,405	HKD	104,844,700	4,749	—

The Bank of New York Mellon	6/3/2025	USD	1,052,949	HKD	8,162,000	—	(11,714)

JP Morgan & Chase Co.	6/3/2025	USD	157,939	HUF	56,205,800	34	—

RBC Capital Markets	6/3/2025	USD	2,026,641	JPY	288,036,000	—	(24,251)

RBC Capital Markets	6/3/2025	USD	23,652,037	JPY	3,412,870,700	73,813	—

JP Morgan & Chase Co.	6/3/2025	USD	374,776	KWD	115,000	32	—

Bank of America	6/3/2025	USD	1,010,074	MXN	19,601,500	136	—

Goldman Sachs & Co.	6/3/2025	USD	696,554	NOK	7,116,800	663	—

JP Morgan & Chase Co.	6/3/2025	USD	240,989	PHP	13,434,900	—	(214)

RBC Capital Markets	6/3/2025	USD	539,392	PLN	2,019,000	—	(31)

JP Morgan & Chase Co.	6/3/2025	USD	389,069	QAR	1,416,600	10	—

Citigroup Global Markets	6/3/2025	USD	1,886,157	SAR	7,076,200	—	(70)

Citigroup Global Markets	6/3/2025	USD	23,455	SAR	88,000	1	—

JP Morgan & Chase Co.	6/3/2025	USD	276,284	SEK	2,660,000	1,226	—

Morgan Stanley Capital	6/3/2025	USD	3,433,563	SEK	32,979,200	7,066	—

RBC Capital Markets	6/3/2025	USD	1,521,436	SGD	1,962,500	464	—

RBC Capital Markets	6/3/2025	USD	65,902	SGD	86,000	791	—

Goldman Sachs & Co.	6/3/2025	USD	272,108	TRY	10,690,800	—	(345)

Goldman Sachs & Co.	6/3/2025	USD	1,647,886	ZAR	29,732,800	5,179	—

Goldman Sachs & Co.	6/3/2025	ZAR	495,000	USD	26,543	—	(978)

Goldman Sachs & Co.	6/3/2025	ZAR	29,237,800	USD	1,567,816	—	(57,728)

JP Morgan & Chase Co.	6/4/2025	BRL	2,565,000	USD	449,689	1,640	—

RBC Capital Markets	6/4/2025	BRL	8,159,600	USD	1,430,448	5,145	—

Goldman Sachs & Co.	6/4/2025	CLP	194,720,700	USD	203,549	—	(2,253)

JP Morgan & Chase Co.	6/4/2025	CNH	14,264,500	USD	1,965,347	—	(15,026)

Citigroup Global Markets	6/4/2025	EGP	830,000	USD	16,056	—	(597)

JP Morgan & Chase Co.	6/4/2025	IDR	9,905,307,200	USD	596,023	—	(11,925)

JP Morgan & Chase Co.	6/4/2025	IDR	393,702,000	USD	23,700	—	(464)

JP Morgan & Chase Co.	6/4/2025	ILS	89,000	USD	24,471	—	(860)

JP Morgan & Chase Co.	6/4/2025	ILS	2,023,000	USD	556,315	—	(19,485)

JP Morgan & Chase Co.	6/4/2025	INR	14,701,000	USD	173,385	1,631	—

JP Morgan & Chase Co.	6/4/2025	INR	244,359,100	USD	2,883,463	28,578	—

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2025	INR	429,981,400	USD	5,074,796	51,256	—

JP Morgan & Chase Co.	6/4/2025	NZD	42,000	USD	24,950	—	(151)

JP Morgan & Chase Co.	6/4/2025	NZD	320,300	USD	190,263	—	(1,160)

JP Morgan & Chase Co.	6/4/2025	THB	21,369,700	USD	642,215	—	(8,969)

JP Morgan & Chase Co.	6/4/2025	TWD	219,539,800	USD	6,906,591	—	(421,611)

RBC Capital Markets	6/4/2025	TWD	65,227,300	USD	2,051,437	—	(125,839)

JP Morgan & Chase Co.	6/4/2025	USD	447,281	BRL	2,565,000	768	—

RBC Capital Markets	6/4/2025	USD	1,426,878	BRL	8,159,600	—	(1,574)

Goldman Sachs & Co.	6/4/2025	USD	205,996	CLP	194,720,700	—	(195)

JP Morgan & Chase Co.	6/4/2025	USD	1,885,887	CNH	13,581,500	—	(336)

JP Morgan & Chase Co.	6/4/2025	USD	94,110	CNH	683,000	713	—

Citigroup Global Markets	6/4/2025	USD	16,686	EGP	830,000	—	(33)

JP Morgan & Chase Co.	6/4/2025	USD	630,642	IDR	10,299,009,200	1,470	—

JP Morgan & Chase Co.	6/4/2025	USD	600,136	ILS	2,112,000	995	—

JP Morgan & Chase Co.	6/4/2025	USD	3,027,818	INR	259,060,100	—	(1,178)

RBC Capital Markets	6/4/2025	USD	5,025,390	INR	429,981,400	—	(1,850)

JP Morgan & Chase Co.	6/4/2025	USD	216,311	NZD	362,300	213	—

JP Morgan & Chase Co.	6/4/2025	USD	651,257	THB	21,369,700	—	(74)

JP Morgan & Chase Co.	6/4/2025	USD	6,725,479	TWD	200,822,800	—	(22,048)

JP Morgan & Chase Co.	6/4/2025	USD	587,642	TWD	18,717,000	37,128	—

RBC Capital Markets	6/4/2025	USD	2,183,194	TWD	65,227,300	—	(5,918)

JP Morgan & Chase Co.	6/5/2025	COP	156,011,000	USD	36,728	—	(798)

RBC Capital Markets	6/5/2025	KRW	6,674,397,500	USD	4,703,024	—	(136,335)

RBC Capital Markets	6/5/2025	MYR	2,744,400	USD	637,640	—	(7,247)

JP Morgan & Chase Co.	6/5/2025	USD	37,532	COP	156,011,000	—	(6)

RBC Capital Markets	6/5/2025	USD	4,637,473	KRW	6,396,068,500	80	—

RBC Capital Markets	6/5/2025	USD	195,721	KRW	278,329,000	6,085	—

RBC Capital Markets	6/5/2025	USD	646,195	MYR	2,744,400	—	(1,309)

Citigroup Global Markets	7/2/2025	AED	593,200	USD	161,516	—	(1)

Citigroup Global Markets	7/2/2025	AED	546,000	USD	148,660	—	(5)

JP Morgan & Chase Co.	7/2/2025	AED	1,978,200	USD	538,623	—	(4)

RBC Capital Markets	7/2/2025	AUD	610,000	USD	392,723	—	(667)

RBC Capital Markets	7/2/2025	AUD	11,395,700	USD	7,336,734	—	(12,362)

JP Morgan & Chase Co.	7/2/2025	CAD	7,290,800	USD	5,310,538	—	(10,710)

JP Morgan & Chase Co.	7/2/2025	CAD	1,058,000	USD	770,623	—	(1,567)

RBC Capital Markets	7/2/2025	CAD	11,717,800	USD	8,533,201	—	(19,128)

JP Morgan & Chase Co.	7/2/2025	CHF	153,000	USD	186,896	249	—

The Bank of New York Mellon	7/2/2025	CHF	9,062,300	USD	11,070,216	15,027	—

RBC Capital Markets	7/2/2025	CZK	1,736,400	USD	79,103	—	(86)

Citigroup Global Markets	7/2/2025	DKK	16,546,800	USD	2,523,509	—	(814)

Citigroup Global Markets	7/2/2025	DKK	689,000	USD	105,074	—	(37)

JP Morgan & Chase Co.	7/2/2025	EUR	1,841,000	USD	2,093,856	—	(843)

Morgan Stanley Capital	7/2/2025	EUR	33,830,800	USD	38,477,816	—	(15,032)

JP Morgan & Chase Co.	7/2/2025	GBP	105,000	USD	141,614	122	—

Morgan Stanley Capital	7/2/2025	GBP	12,274,600	USD	16,555,121	14,460	—

JP Morgan & Chase Co.	7/2/2025	HUF	56,205,800	USD	157,700	—	(39)

JP Morgan & Chase Co.	7/2/2025	ILS	2,112,000	USD	600,247	—	(1,052)

RBC Capital Markets	7/2/2025	JPY	3,412,870,700	USD	23,729,543	—	(74,633)

RBC Capital Markets	7/2/2025	JPY	203,174,000	USD	1,412,651	—	(4,452)

JP Morgan & Chase Co.	7/2/2025	KWD	115,000	USD	375,045	—	(71)

Bank of America	7/2/2025	MXN	19,601,500	USD	1,006,335	—	(161)

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Bank of America	7/2/2025	MXN	1,461,000	USD	75,006	—	(14)

Goldman Sachs & Co.	7/2/2025	NOK	7,116,800	USD	696,527	—	(668)

JP Morgan & Chase Co.	7/2/2025	NZD	362,300	USD	216,512	—	(234)

JP Morgan & Chase Co.	7/2/2025	PHP	13,434,900	USD	240,756	135	—

RBC Capital Markets	7/2/2025	PLN	199,000	USD	53,105	—	(20)

RBC Capital Markets	7/2/2025	PLN	2,019,000	USD	539,006	12	—

JP Morgan & Chase Co.	7/2/2025	QAR	1,416,600	USD	389,133	—	(34)

Citigroup Global Markets	7/2/2025	SAR	7,076,200	USD	1,885,328	—	(64)

JP Morgan & Chase Co.	7/2/2025	SEK	1,381,000	USD	144,026	—	(304)

Morgan Stanley Capital	7/2/2025	SEK	32,979,200	USD	3,439,539	—	(7,143)

RBC Capital Markets	7/2/2025	SGD	1,962,500	USD	1,524,153	—	(533)

JP Morgan & Chase Co.	7/2/2025	THB	21,369,700	USD	651,654	—	(1,020)

Goldman Sachs & Co.	7/2/2025	TRY	10,690,800	USD	263,699	293	—

Citigroup Global Markets	7/2/2025	USD	82,336	SAR	309,000	—	(5)

Goldman Sachs & Co.	7/2/2025	ZAR	29,732,800	USD	1,644,377	—	(5,141)

JP Morgan & Chase Co.	7/3/2025	BRL	2,565,000	USD	444,372	—	(644)

JP Morgan & Chase Co.	7/3/2025	BRL	596,000	USD	103,380	—	(24)

RBC Capital Markets	7/3/2025	BRL	8,159,600	USD	1,417,572	1,916	—

Goldman Sachs & Co.	7/3/2025	CLP	194,720,700	USD	206,000	198	—

JP Morgan & Chase Co.	7/3/2025	CNH	13,581,500	USD	1,889,771	—	(213)

JP Morgan & Chase Co.	7/3/2025	CNH	417,000	USD	58,024	—	(5)

JP Morgan & Chase Co.	7/3/2025	COP	156,011,000	USD	37,422	17	—

RBC Capital Markets	7/3/2025	HKD	6,619,000	USD	846,515	—	(346)

RBC Capital Markets	7/3/2025	HKD	104,844,700	USD	13,408,794	—	(5,453)

JP Morgan & Chase Co.	7/3/2025	IDR	10,299,009,200	USD	629,986	—	(1,343)

JP Morgan & Chase Co.	7/3/2025	IDR	1,008,550,000	USD	61,568	—	(256)

JP Morgan & Chase Co.	7/3/2025	INR	26,207,000	USD	305,781	75	—

JP Morgan & Chase Co.	7/3/2025	INR	259,060,100	USD	3,022,061	105	—

RBC Capital Markets	7/3/2025	INR	429,981,400	USD	5,014,764	—	(1,001)

RBC Capital Markets	7/3/2025	KRW	414,957,000	USD	301,054	—	(431)

RBC Capital Markets	7/3/2025	KRW	6,396,068,500	USD	4,643,196	—	(3,842)

RBC Capital Markets	7/3/2025	MYR	2,744,400	USD	646,138	526	—

JP Morgan & Chase Co.	7/3/2025	TWD	200,822,800	USD	6,770,829	50,590	—

JP Morgan & Chase Co.	7/3/2025	TWD	16,828,000	USD	567,191	4,067	—

RBC Capital Markets	7/3/2025	TWD	65,227,300	USD	2,197,907	15,172	—

Citigroup Global Markets	7/7/2025	EGP	830,000	USD	16,459	47	—

Total unrealized appreciation (depreciation)						1,054,193	(1,435,717)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

 Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$170,679,698	$—	$26,871	$170,706,569

Preferred Stocks (a)	1,187,648	—	0	1,187,648

Rights	—	1,197	—	1,197

Warrants (a)	5	—	0	5

Exchange-Traded Funds	158,040	—	—	158,040

Short-Term Investments (a)	1,734,283	—	—	1,734,283

Derivatives (b)

Forward Foreign Currency Contracts	—	1,054,193	—	1,054,193

Futures Contracts	235,169	—	—	235,169

TOTAL	$173,994,843	$1,055,390	$26,871	$175,077,104

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(1,435,717)	$—	$(1,435,717)

TOTAL	$—	$(1,435,717)	$—	$(1,435,717)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2025, the amount of transfers from Level 1 to Level 3 was $6,271. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 97.1%

Australia – 6.5%

ANZ Group Holdings Ltd.	1,263,785	23,657,027

APA Group (a)	527,618	2,819,451

Aristocrat Leisure Ltd.	236,805	9,525,018

ASX Ltd.	83,163	3,822,170

BHP Group Ltd.	2,151,274	53,041,710

BlueScope Steel Ltd.	179,044	2,625,618

Brambles Ltd.	582,316	8,704,620

CAR Group Ltd.	153,915	3,528,036

Cochlear Ltd.	29,271	5,122,686

Coles Group Ltd.	570,955	7,949,613

Commonwealth Bank of Australia	711,058	80,646,337

Computershare Ltd.	221,762	5,749,361

CSL Ltd.	203,384	32,380,720

Evolution Mining Ltd.	860,197	4,907,175

Fortescue Ltd.	711,906	7,062,389

Goodman Group REIT	859,260	18,233,699

Insurance Australia Group Ltd.	1,042,218	5,804,471

Lottery Corp. Ltd.	1,000,735	3,289,877

Macquarie Group Ltd.	153,420	21,184,200

Medibank Pvt Ltd.	1,261,467	3,878,686

National Australia Bank Ltd.	1,305,789	31,985,044

Northern Star Resources Ltd.	574,539	7,769,899

Origin Energy Ltd.	711,568	4,962,883

Pro Medicus Ltd.	23,924	4,348,992

Qantas Airways Ltd.	331,172	2,264,954

QBE Insurance Group Ltd.	634,798	9,476,860

REA Group Ltd.	23,489	3,629,452

Reece Ltd.	97,292	982,108

Rio Tinto Ltd.	155,032	11,258,524

Santos Ltd.	1,326,491	5,634,820

Scentre Group REIT	2,168,072	5,128,969

SGH Ltd.	84,179	2,753,786

Sigma Healthcare Ltd.	1,962,439	3,946,764

Sonic Healthcare Ltd.	201,789	3,469,052

South32 Ltd.	2,021,143	3,973,628

Stockland REIT	1,001,962	3,526,422

Suncorp Group Ltd.	480,304	6,387,130

Telstra Group Ltd.	1,696,653	5,227,707

Transurban Group (a)	1,304,978	11,928,059

Vicinity Ltd. REIT	1,650,752	2,617,624

Washington H Soul Pattinson & Co. Ltd.	95,759	2,279,551

Wesfarmers Ltd.	480,208	25,698,186

Westpac Banking Corp.	1,457,978	30,600,302

WiseTech Global Ltd.	85,619	5,913,610

Woodside Energy Group Ltd.	793,890	11,386,249

Woolworths Group Ltd.	518,237	10,639,671

(Cost $440,016,067)		521,723,110

	Number of Shares	Value $

Austria – 0.2%

Erste Group Bank AG	129,805	10,442,382

OMV AG (b)	63,174	3,378,529

Verbund AG (b)	28,942	2,259,277

(Cost $9,435,525)		16,080,188

Belgium – 0.8%

Ageas SA/NV	57,374	3,742,600

Anheuser-Busch InBev SA/NV	420,416	29,615,518

D’ieteren Group	9,112	1,871,633

Elia Group SA/NV	20,780	2,201,382

Groupe Bruxelles Lambert NV	36,299	2,965,472

KBC Group NV	96,653	9,543,401

Lotus Bakeries NV	172	1,779,160

Sofina SA	6,753	1,953,730

Syensqo SA	31,944	2,448,282

UCB SA	53,243	9,666,723

(Cost $54,671,033)		65,787,901

Chile – 0.0%

Antofagasta PLC

(Cost $2,540,969)	157,458	3,756,137

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.

(Cost $2,238,148)	1,137,100	1,869,085

Denmark – 2.3%

A.P. Moller – Maersk A/S, Class A (b)	1,208	2,158,588

A.P. Moller – Maersk A/S, Class B	1,800	3,256,165

Carlsberg AS, Class B	41,620	5,949,696

Coloplast A/S, Class B	52,936	5,121,175

Danske Bank A/S	292,045	11,161,720

Demant A/S *	37,828	1,479,726

DSV A/S	86,361	20,348,071

Genmab A/S *	27,165	5,703,823

Novo Nordisk A/S, Class B	1,366,420	94,349,533

Novonesis (Novozymes) B, Class B	147,394	10,360,205

Orsted AS, 144A * (b)	68,513	2,797,875

Pandora A/S	34,460	6,275,706

ROCKWOOL A/S, Class B	40,003	1,895,728

Tryg A/S	143,586	3,689,089

Vestas Wind Systems A/S	424,444	6,696,137

(Cost $145,192,410)		181,243,237

Finland – 1.0%

Elisa OYJ	60,960	3,211,672

Fortum OYJ	195,976	3,382,321

Kesko OYJ, Class B	110,566	2,674,050

Kone OYJ, Class B	141,846	8,832,484

Metso Corp. (b)	271,070	3,271,772

Neste OYJ	200,883	2,155,476

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Nokia OYJ	2,259,049	11,737,618

Nordea Bank Abp	1,341,212	19,439,565

Orion OYJ, Class B	46,888	3,181,031

Sampo OYJ, Class A	1,019,863	10,880,608

Stora Enso OYJ, Class R	245,310	2,480,654

UPM-Kymmene OYJ	237,493	6,577,047

Wartsila OYJ Abp	204,308	4,089,837

(Cost $71,235,402)		81,914,135

France – 10.6%

Accor SA	86,244	4,578,032

Aeroports de Paris SA (b)	15,203	2,038,673

Air Liquide SA	245,134	50,768,776

Airbus SE	252,171	46,408,002

Alstom SA *	155,189	3,507,450

Amundi SA, 144A	25,599	2,088,421

Arkema SA	27,554	1,967,903

AXA SA	752,383	35,461,738

BioMerieux	18,641	2,499,697

BNP Paribas SA	431,506	37,795,037

Bollore SE	302,992	1,926,582

Bouygues SA	81,786	3,565,048

Bureau Veritas SA	138,640	4,735,160

Capgemini SE	70,067	11,635,303

Carrefour SA (b)	227,086	3,394,529

Cie de Saint-Gobain SA	190,030	21,326,678

Cie Generale des Etablissements Michelin SCA	288,475	11,031,856

Covivio SA REIT	21,270	1,275,175

Credit Agricole SA (b)	452,191	8,268,961

Danone SA	274,195	23,424,840

Dassault Aviation SA	8,324	3,013,136

Dassault Systemes SE	282,458	10,583,666

Edenred SE	107,606	3,359,986

Eiffage SA	28,835	3,964,902

Engie SA	770,906	16,618,060

EssilorLuxottica SA	126,153	35,050,955

Eurazeo SE	18,642	1,302,833

FDJ UNITED, 144A	45,439	1,668,542

Gecina SA REIT	20,025	2,203,254

Getlink SE *	142,585	2,727,986

Hermes International SCA	13,423	37,005,526

Ipsen SA *	17,775	2,092,940

Kering SA	31,229	6,111,712

Klepierre SA REIT	89,776	3,512,722

Legrand SA	110,707	13,443,866

L’Oreal SA	101,922	43,096,888

LVMH Moet Hennessy Louis Vuitton SE	116,656	63,347,629

Orange SA	791,564	11,805,501

Pernod Ricard SA	84,613	8,744,646

Publicis Groupe SA	98,352	10,707,289

	Number of Shares	Value $

Renault SA	84,732	4,365,965

Rexel SA	97,018	2,724,236

Safran SA	152,494	45,261,261

Sanofi SA	473,469	47,050,816

Sartorius Stedim Biotech	12,857	2,832,107

Schneider Electric SE	232,024	58,315,062

Societe Generale SA	305,142	16,578,767

Sodexo SA	37,994	2,625,088

Teleperformance SE	24,113	2,437,837

Thales SA	39,206	11,903,707

TotalEnergies SE	866,653	50,835,600

Unibail-Rodamco-Westfield REIT*	50,964	4,829,589

Veolia Environnement SA	269,366	9,261,193

Vinci SA	209,769	29,975,251

(Cost $613,154,774)		847,056,379

Germany – 9.7%

adidas AG	72,251	18,007,221

Allianz SE	164,093	64,969,617

BASF SE	375,077	18,057,374

Bayer AG	414,089	11,629,845

Bayerische Motoren Werke AG	120,224	10,661,309

Beiersdorf AG	41,341	5,663,392

Brenntag SE	56,589	3,832,110

Commerzbank AG	380,243	11,566,508

Continental AG	48,331	4,242,028

Covestro AG *	78,242	5,374,816

CTS Eventim AG & Co. KGaA	28,059	3,399,421

Daimler Truck Holding AG	199,767	8,667,006

Delivery Hero SE, 144A *	78,853	2,182,832

Deutsche Bank AG (c)	783,618	21,674,545

Deutsche Boerse AG	80,008	25,754,598

Deutsche Lufthansa AG	260,025	2,080,300

Deutsche Post AG	404,744	18,093,148

Deutsche Telekom AG	1,483,536	56,059,564

E.ON SE	951,895	16,677,205

Evonik Industries AG	111,490	2,412,832

Fresenius Medical Care AG	91,834	5,215,735

Fresenius SE & Co. KGaA	176,440	8,650,635

GEA Group AG	65,962	4,411,410

Hannover Rueck SE	25,546	8,075,333

Heidelberg Materials AG	57,575	11,273,673

Henkel AG & Co. KGaA	47,047	3,450,903

Infineon Technologies AG	554,737	21,589,019

Knorr-Bremse AG	31,217	3,154,638

LEG Immobilien SE (b)	30,965	2,628,153

Mercedes-Benz Group AG	304,956	18,209,946

Merck KGaA	54,447	7,140,428

MTU Aero Engines AG	22,597	8,993,052

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,865	36,893,817

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Nemetschek SE	24,793	3,442,896

Rational AG	2,249	1,847,550

Rheinmetall AG	19,054	40,781,746

RWE AG	266,082	10,009,335

SAP SE	443,401	133,870,015

Scout24 SE, 144A	32,511	4,426,065

Siemens AG	322,514	77,560,899

Siemens Energy AG *	290,164	28,169,423

Siemens Healthineers AG, 144A	145,584	7,699,835

Symrise AG	55,686	6,642,176

Talanx AG	28,155	3,654,013

Vonovia SE (b)	313,222	10,253,336

Zalando SE, 144A *	102,056	3,644,412

(Cost $498,463,686)		782,694,114

Hong Kong – 2.0%

AIA Group Ltd.	4,559,050	38,170,873

BOC Hong Kong Holdings Ltd.	1,545,728	6,525,053

CK Asset Holdings Ltd.	792,450	3,284,568

CK Hutchison Holdings Ltd.	1,100,521	6,196,580

CK Infrastructure Holdings Ltd.	266,015	1,721,731

CLP Holdings Ltd.	686,055	5,822,775

Futu Holdings Ltd., ADR	24,511	2,498,406

Galaxy Entertainment Group Ltd.	980,380	4,176,033

Hang Seng Bank Ltd.	329,143	4,609,035

Henderson Land Development Co. Ltd.	596,907	1,868,879

HKT Trust & HKT Ltd. (a)	1,673,982	2,412,416

Hong Kong & China Gas Co. Ltd.	4,629,416	4,073,787

Hong Kong Exchanges & Clearing Ltd.	508,890	25,687,552

Hongkong Land Holdings Ltd.	513,759	2,656,134

Jardine Matheson Holdings Ltd.	67,447	3,001,391

Link REIT	1,079,534	5,734,220

MTR Corp. Ltd.	655,855	2,291,825

Power Assets Holdings Ltd.	595,317	3,769,559

Prudential PLC	1,122,086	12,772,057

Sino Land Co. Ltd.	1,677,955	1,694,839

SITC International Holdings Co. Ltd.	575,485	1,838,505

Sun Hung Kai Properties Ltd.	601,194	6,459,629

Swire Pacific Ltd., Class A	181,248	1,545,246

Techtronic Industries Co. Ltd.	605,500	6,783,892

WH Group Ltd., 144A	3,710,880	3,426,403

Wharf Holdings Ltd.	433,308	1,152,194

Wharf Real Estate Investment Co. Ltd.	729,182	1,828,279

(Cost $150,998,752)		162,001,861

Ireland – 0.9%

AerCap Holdings NV	78,073	9,035,388

AIB Group PLC	922,556	7,248,817

Bank of Ireland Group PLC	446,662	6,126,526

DCC PLC	42,881	2,678,484

	Number of Shares	Value $

Experian PLC	387,183	19,265,327

James Hardie Industries PLC CDI *	193,430	4,418,836

Kerry Group PLC, Class A	69,018	7,538,861

Kingspan Group PLC	66,291	5,682,898

Ryanair Holdings PLC	355,517	9,433,816

(Cost $51,962,817)		71,428,953

Israel – 0.9%

Azrieli Group Ltd.	18,555	1,418,492

Bank Hapoalim BM	531,449	8,907,651

Bank Leumi Le-Israel BM	645,046	10,398,579

Check Point Software Technologies Ltd. *	37,188	8,511,589

CyberArk Software Ltd. *	19,222	7,357,797

Elbit Systems Ltd.	11,359	4,555,239

ICL Group Ltd.	334,935	2,206,844

Israel Discount Bank Ltd., Class A	520,712	4,431,276

Mizrahi Tefahot Bank Ltd.	65,859	3,771,405

Monday.com Ltd. *	17,327	5,154,609

Nice Ltd. *	26,788	4,515,114

Teva Pharmaceutical Industries Ltd., ADR *	472,010	7,920,328

Wix.com Ltd. *	23,563	3,509,709

(Cost $44,714,062)		72,658,632

Italy – 2.9%

Banca Mediolanum SpA	102,562	1,703,723

Banco BPM SpA	490,906	5,635,310

BPER Banca SPA	411,558	3,650,578

Davide Campari-Milano NV	289,965	1,891,160

DiaSorin SpA	10,072	1,044,817

Enel SpA	3,442,895	31,606,187

Eni SpA	921,350	13,570,626

Ferrari NV	53,424	25,562,259

FinecoBank Banca Fineco SpA	270,724	5,846,630

Generali	369,021	13,429,116

Infrastrutture Wireless Italiane SpA, 144A	137,422	1,611,851

Intesa Sanpaolo SpA	6,410,792	35,740,571

Leonardo SpA	172,801	10,638,345

Mediobanca Banca di Credito Finanziario SpA (b)	204,830	4,865,456

Moncler SpA	97,329	6,084,806

Nexi SpA, 144A	213,585	1,284,361

Poste Italiane SpA, 144A	190,402	4,131,431

Prysmian SpA	117,404	7,545,146

Recordati Industria Chimica e Farmaceutica SpA	50,437	3,023,789

Snam SpA	830,068	4,963,212

Telecom Italia SpA *	4,171,762	1,782,943

Terna - Rete Elettrica Nazionale	588,557	5,986,430

UniCredit SpA	592,359	38,041,944

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Unipol Assicurazioni SpA	160,459	3,139,190

(Cost $138,053,255)		232,779,881

Japan – 21.4%

Advantest Corp.	325,200	16,649,282

Aeon Co. Ltd.	276,700	8,528,194

AGC, Inc.	83,500	2,484,777

Aisin Corp.	220,862	2,828,790

Ajinomoto Co., Inc.	385,794	9,684,061

ANA Holdings, Inc. (b)	66,800	1,326,298

Asahi Group Holdings Ltd.	627,995	8,318,277

Asahi Kasei Corp.	527,600	3,723,394

Asics Corp.	278,800	6,748,396

Astellas Pharma, Inc.	763,032	7,577,558

Bandai Namco Holdings, Inc.	251,500	8,032,899

Bridgestone Corp.	241,076	10,412,366

Canon, Inc.	394,286	12,144,102

Capcom Co. Ltd.	145,800	4,356,927

Central Japan Railway Co.	328,270	7,211,241

Chiba Bank Ltd.	222,000	2,027,228

Chubu Electric Power Co., Inc.	260,800	3,204,381

Chugai Pharmaceutical Co. Ltd.	285,000	15,018,972

Concordia Financial Group Ltd.	441,315	2,843,038

Dai Nippon Printing Co. Ltd.	163,400	2,420,425

Daifuku Co. Ltd.	142,163	3,821,443

Dai-ichi Life Holdings, Inc.	1,494,252	11,718,707

Daiichi Sankyo Co. Ltd.	731,693	19,536,221

Daikin Industries Ltd.	111,988	12,907,474

Daito Trust Construction Co. Ltd.	24,013	2,710,109

Daiwa House Industry Co. Ltd.	237,736	8,047,618

Daiwa Securities Group, Inc.	594,287	4,043,687

Denso Corp.	800,912	10,917,606

Dentsu Group, Inc. (b)	76,900	1,668,451

Disco Corp.	38,800	8,863,102

East Japan Railway Co.	384,659	8,099,773

Eisai Co. Ltd.	109,352	3,146,924

ENEOS Holdings, Inc.	1,105,528	5,265,846

FANUC Corp.	400,685	10,770,698

Fast Retailing Co. Ltd.	80,951	27,200,256

Fuji Electric Co. Ltd.	53,000	2,367,956

FUJIFILM Holdings Corp.	474,662	10,832,830

Fujikura Ltd.	110,100	5,140,219

Fujitsu Ltd.	746,420	17,211,311

Hankyu Hanshin Holdings, Inc.	96,540	2,606,469

Hikari Tsushin, Inc.	7,400	2,023,114

Hitachi Ltd.	1,945,305	54,697,551

Honda Motor Co. Ltd.	1,793,697	18,299,087

Hoshizaki Corp.	45,200	1,694,666

Hoya Corp.	147,774	17,576,372

Hulic Co. Ltd.	190,300	1,933,483

Idemitsu Kosan Co. Ltd.	335,320	2,054,169

IHI Corp.	62,600	6,084,027

	Number of Shares	Value $

Inpex Corp.	355,817	4,825,580

Isuzu Motors Ltd.	223,800	3,047,612

ITOCHU Corp.	504,354	27,128,809

Japan Airlines Co. Ltd.	67,273	1,366,545

Japan Exchange Group, Inc.	420,756	4,675,554

Japan Post Bank Co. Ltd.	761,958	8,236,740

Japan Post Holdings Co. Ltd.	753,413	7,411,349

Japan Post Insurance Co. Ltd.	69,800	1,540,601

Japan Tobacco, Inc.	514,541	15,869,439

JFE Holdings, Inc.	241,385	2,871,055

Kajima Corp.	174,000	4,309,642

Kansai Electric Power Co., Inc.	394,767	4,501,982

Kao Corp.	197,004	9,044,153

Kawasaki Kisen Kaisha Ltd.	155,700	2,355,599

KDDI Corp.	1,301,866	22,609,285

Keyence Corp.	82,570	34,853,899

Kikkoman Corp.	285,810	2,626,802

Kirin Holdings Co. Ltd.	323,423	4,657,093

Kobe Bussan Co. Ltd.	63,500	2,007,888

Komatsu Ltd.	381,973	11,738,313

Konami Group Corp.	42,466	5,800,544

Kubota Corp. (b)	414,081	4,786,989

Kyocera Corp.	542,500	6,641,049

Kyowa Kirin Co. Ltd.	100,200	1,638,839

Lasertec Corp.	34,100	3,461,069

LY Corp.	1,248,900	4,530,566

M3, Inc.	194,242	2,750,395

Makita Corp.	100,300	3,099,022

Marubeni Corp.	598,100	12,240,901

MatsukiyoCocokara & Co.	152,700	3,094,431

MEIJI Holdings Co. Ltd.	95,780	2,146,638

MINEBEA MITSUMI, Inc.	151,820	2,145,495

Mitsubishi Chemical Group Corp.	574,500	3,076,616

Mitsubishi Corp.	1,450,875	29,593,232

Mitsubishi Electric Corp.	806,579	16,277,879

Mitsubishi Estate Co. Ltd.	460,751	8,456,467

Mitsubishi HC Capital, Inc.	347,200	2,554,023

Mitsubishi Heavy Industries Ltd.	1,370,090	31,915,923

Mitsubishi UFJ Financial Group, Inc.	4,864,552	68,474,583

Mitsui & Co. Ltd.	1,048,120	22,063,001

Mitsui Fudosan Co. Ltd.	1,122,278	10,841,005

Mitsui OSK Lines Ltd.	150,500	5,360,245

Mizuho Financial Group, Inc.	1,014,258	28,208,489

MonotaRO Co. Ltd.	109,600	2,271,289

MS&AD Insurance Group Holdings, Inc.	545,563	13,103,066

Murata Manufacturing Co. Ltd.	707,031	10,475,625

NEC Corp.	518,695	13,643,703

Nexon Co. Ltd.	146,645	2,661,918

Nidec Corp.	353,692	6,906,943

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Nintendo Co. Ltd.	468,210	38,509,089

Nippon Building Fund, Inc. REIT	2,850	2,606,484

Nippon Paint Holdings Co. Ltd.	392,210	2,969,615

Nippon Sanso Holdings Corp.	68,600	2,467,588

Nippon Steel Corp.	407,909	8,243,507

Nippon Telegraph & Telephone Corp.	12,690,150	14,145,732

Nippon Yusen KK	190,400	6,974,519

Nissan Motor Co. Ltd. *	939,542	2,408,680

Nissin Foods Holdings Co. Ltd.	78,800	1,676,817

Nitori Holdings Co. Ltd. (b)	33,101	3,305,614

Nitto Denko Corp.	298,420	5,486,432

Nomura Holdings, Inc.	1,271,654	7,850,240

Nomura Research Institute Ltd.	159,843	6,196,214

NTT Data Group Corp.	267,234	7,410,012

Obayashi Corp.	267,800	4,058,083

Obic Co. Ltd.	137,400	5,029,263

Olympus Corp.	475,316	6,127,462

Omron Corp. (b)	75,292	1,959,544

Ono Pharmaceutical Co. Ltd. (b)	146,406	1,592,818

Oracle Corp. (b)	16,600	1,949,039

Oriental Land Co. Ltd. (b)	458,800	10,244,445

ORIX Corp.	499,746	10,648,190

Osaka Gas Co. Ltd.	153,400	3,915,620

Otsuka Corp.	95,600	1,970,199

Otsuka Holdings Co. Ltd.	187,167	9,560,287

Pan Pacific International Holdings Corp.	161,072	5,304,703

Panasonic Holdings Corp.	988,785	11,461,784

Rakuten Group, Inc. *	637,086	3,535,751

Recruit Holdings Co. Ltd.	594,953	35,925,825

Renesas Electronics Corp.	715,000	8,859,550

Resona Holdings, Inc.	884,725	7,866,887

Ricoh Co. Ltd.	218,400	2,049,753

Sanrio Co. Ltd.	76,000	3,349,609

SBI Holdings, Inc.	111,425	3,398,619

SCREEN Holdings Co. Ltd.	33,700	2,423,955

SCSK Corp.	69,400	2,117,762

Secom Co. Ltd.	177,500	6,498,280

Sekisui Chemical Co. Ltd.	152,200	2,654,866

Sekisui House Ltd.	250,651	5,718,665

Seven & i Holdings Co. Ltd.	938,428	14,191,037

SG Holdings Co. Ltd.	155,000	1,513,969

Shimadzu Corp.	107,000	2,597,387

Shimano, Inc.	31,994	4,572,477

Shin-Etsu Chemical Co. Ltd.	766,020	24,706,201

Shionogi & Co. Ltd.	320,685	5,366,479

Shiseido Co. Ltd.	177,457	2,873,448

SMC Corp.	24,182	9,100,075

SoftBank Corp.	12,078,300	18,583,937

SoftBank Group Corp.	405,528	21,457,939

Sompo Holdings, Inc.	377,605	11,512,236

	Number of Shares	Value $

Sony Group Corp.	2,609,580	69,095,520

Subaru Corp.	247,734	4,612,248

Sumitomo Corp.	461,276	11,867,290

Sumitomo Electric Industries Ltd.	309,800	6,536,383

Sumitomo Metal Mining Co. Ltd. (b)	101,600	2,343,448

Sumitomo Mitsui Financial Group, Inc.	1,581,145	40,656,288

Sumitomo Mitsui Trust Holdings, Inc.	272,962	7,441,745

Sumitomo Realty & Development Co. Ltd.	131,203	5,065,031

Suntory Beverage & Food Ltd.	53,200	1,734,328

Suzuki Motor Corp.	682,204	8,782,674

Sysmex Corp.	205,121	3,467,506

T&D Holdings, Inc.	209,500	4,824,928

Taisei Corp.	66,815	3,739,263

Takeda Pharmaceutical Co. Ltd.	673,011	20,177,000

TDK Corp.	823,160	9,152,896

Terumo Corp.	564,488	10,438,880

TIS, Inc.	93,000	3,068,654

Toho Co. Ltd.	43,400	2,296,751

Tokio Marine Holdings, Inc.	780,650	33,158,434

Tokyo Electron Ltd.	190,292	30,416,039

Tokyo Gas Co. Ltd.	139,680	4,703,079

Tokyo Metro Co. Ltd.	104,200	1,316,847

Tokyu Corp.	225,310	2,743,272

TOPPAN Holdings, Inc.	108,589	2,905,366

Toray Industries, Inc.	609,243	4,225,897

Toyota Industries Corp.	68,900	8,673,849

Toyota Motor Corp.	4,022,320	77,402,301

Toyota Tsusho Corp.	270,633	5,773,955

Trend Micro, Inc.	53,376	4,015,395

Unicharm Corp.	473,300	3,774,362

West Japan Railway Co.	200,812	4,352,706

Yakult Honsha Co. Ltd.	107,358	2,177,824

Yamaha Motor Co. Ltd. (b)	379,522	2,927,617

Yokogawa Electric Corp.	100,244	2,472,400

Zensho Holdings Co. Ltd.	38,900	2,135,384

ZOZO, Inc.	169,791	1,845,465

(Cost $1,250,897,056)		1,715,945,372

Luxembourg – 0.2%

ArcelorMittal SA	197,454	5,990,605

CVC Capital Partners PLC, 144A	91,329	1,697,562

Eurofins Scientific SE	50,988	3,400,715

Tenaris SA	177,797	2,981,764

(Cost $12,110,773)		14,070,646

Macau – 0.0%

Sands China Ltd. *

(Cost $3,393,026)	1,028,897	2,023,389

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Netherlands – 4.7%

ABN AMRO Bank NV, 144A	188,679	4,878,147

Adyen NV, 144A *	10,731	20,586,969

Aegon Ltd.	538,190	3,853,522

Akzo Nobel NV	69,198	4,711,112

Argenx SE *	25,388	14,597,904

ASM International NV	20,206	11,003,424

ASML Holding NV	167,243	124,173,120

ASR Nederland NV (b)	63,592	4,078,171

BE Semiconductor Industries NV	35,301	4,270,795

Euronext NV, 144A	32,274	5,254,970

EXOR NV	40,400	3,889,963

Ferrovial SE	211,336	10,759,879

Heineken Holding NV	52,856	4,117,055

Heineken NV	121,124	10,785,129

IMCD NV	24,176	3,280,354

ING Groep NV	1,332,358	28,259,607

JDE Peet’s NV	70,087	1,927,436

Koninklijke Ahold Delhaize NV	389,960	16,462,574

Koninklijke KPN NV	1,633,952	7,677,116

Koninklijke Philips NV	351,758	8,087,929

NN Group NV	111,622	7,024,002

Prosus NV *	558,040	28,639,938

QIAGEN NV *	96,290	4,345,969

Randstad NV (b)	47,471	1,992,180

Stellantis NV	840,716	8,557,914

Universal Music Group NV (b)	468,683	14,985,808

Wolters Kluwer NV	101,205	17,960,948

(Cost $254,278,182)		376,161,935

New Zealand – 0.3%

Auckland International Airport Ltd.	709,452	3,200,695

Contact Energy Ltd.	331,199	1,812,837

Fisher & Paykel Healthcare Corp. Ltd.	244,979	5,343,133

Infratil Ltd.	402,043	2,533,339

Meridian Energy Ltd.	568,208	1,864,035

Xero Ltd. *	60,609	7,199,946

(Cost $17,686,261)		21,953,985

Norway – 0.6%

Aker BP ASA	147,292	3,391,032

DNB Bank ASA	374,963	10,039,519

Equinor ASA	348,568	8,178,580

Gjensidige Forsikring ASA	87,906	2,225,337

Kongsberg Gruppen ASA	38,706	6,817,935

Mowi ASA	187,512	3,501,360

Norsk Hydro ASA	636,238	3,488,046

Orkla ASA	304,339	3,446,675

Salmar ASA (b)	28,380	1,265,053

Telenor ASA	243,889	3,741,699

	Number of Shares	Value $

Yara International ASA	71,766	2,573,266

(Cost $40,159,311)		48,668,502

Poland – 0.0%

InPost SA *

(Cost $1,751,444)	98,548	1,620,260

Portugal – 0.1%

EDP SA	1,314,068	5,237,129

Galp Energia SGPS SA	179,792	2,867,216

Jeronimo Martins SGPS SA	126,552	3,184,249

(Cost $9,801,988)		11,288,594

Singapore – 1.7%

CapitaLand Ascendas REIT	1,569,699	3,225,201

CapitaLand Integrated Commercial Trust REIT	2,602,781	4,217,726

CapitaLand Investment Ltd.	1,095,600	2,140,657

DBS Group Holdings Ltd.	903,245	31,318,563

Genting Singapore Ltd.	2,491,278	1,332,802

Grab Holdings Ltd., Class A *	1,031,973	5,025,709

Keppel Ltd.	641,200	3,375,653

Oversea-Chinese Banking Corp. Ltd.	1,421,087	17,882,723

Sea Ltd., ADR *	162,667	26,086,907

Sembcorp Industries Ltd.	434,600	2,230,705

Singapore Airlines Ltd.	689,550	3,811,972

Singapore Exchange Ltd.	370,900	4,031,803

Singapore Technologies Engineering Ltd.	655,100	3,971,996

Singapore Telecommunications Ltd.	3,225,889	9,529,472

United Overseas Bank Ltd.	532,654	14,623,980

Wilmar International Ltd.	838,766	1,983,513

(Cost $94,450,871)		134,789,382

Spain – 3.1%

Acciona SA	10,514	1,695,214

ACS Actividades de Construccion y Servicios SA	79,850	5,245,013

Aena SME SA, 144A	32,278	8,686,069

Amadeus IT Group SA	189,740	15,809,018

Banco Bilbao Vizcaya Argentaria SA	2,447,517	36,711,053

Banco de Sabadell SA	2,292,664	7,301,996

Banco Santander SA	6,436,261	51,382,952

Bankinter SA	293,931	3,784,659

CaixaBank SA	1,671,529	14,211,766

Cellnex Telecom SA, 144A *	206,186	7,894,326

EDP Renovaveis SA	155,466	1,560,472

Endesa SA	133,102	4,062,395

Grifols SA *	131,097	1,409,649

Iberdrola SA	2,474,408	45,177,861

Industria de Diseno Textil SA	462,624	25,066,685

Redeia Corp. SA	166,194	3,434,433

Repsol SA	517,587	6,967,119

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Telefonica SA (b)	1,544,959	8,265,908

(Cost $164,430,407)		248,666,588

Sweden – 3.5%

AddTech AB, Class B	107,721	3,701,208

Alfa Laval AB	119,201	5,069,208

Assa Abloy AB, Class B	423,699	13,430,979

Atlas Copco AB, Class A	1,132,787	18,184,711

Atlas Copco AB, Class B	663,207	9,446,270

Beijer Ref AB	170,914	2,522,630

Boliden AB *	120,569	3,771,652

Epiroc AB, Class A	287,029	6,422,034

Epiroc AB, Class B	152,785	2,988,144

EQT AB (b)	154,660	4,526,736

Essity AB, Class B	257,102	7,517,061

Evolution AB, 144A	61,775	4,239,925

Fastighets AB Balder, Class B *	320,340	2,244,764

H & M Hennes & Mauritz AB, Class B (b)	236,662	3,389,367

Hexagon AB, Class B	878,988	8,856,857

Holmen AB, Class B (b)	34,143	1,410,316

Industrivarden AB, Class A	49,839	1,806,004

Industrivarden AB, Class C	55,006	1,986,928

Indutrade AB	122,749	3,326,417

Investment AB Latour, Class B	60,983	1,608,072

Investor AB, Class B	730,144	21,492,408

L E Lundbergforetagen AB, Class B	32,140	1,641,371

Lifco AB, Class B	99,847	4,065,972

Nibe Industrier AB, Class B (b)	644,430	2,639,710

Saab AB, Class B	135,476	6,847,318

Sagax AB, Class B	97,068	2,124,228

Sandvik AB	443,564	9,688,410

Securitas AB, Class B	216,329	3,198,581

Skandinaviska Enskilda Banken AB, Class A	671,782	11,208,104

Skanska AB, Class B	149,171	3,546,078

SKF AB, Class B	148,016	3,254,609

Spotify Technology SA *	65,244	43,396,394

Svenska Cellulosa AB SCA, Class B	246,710	3,336,405

Svenska Handelsbanken AB, Class A	619,766	8,278,028

Swedbank AB, Class A	359,209	9,723,086

Swedish Orphan Biovitrum AB *	90,748	2,775,368

Tele2 AB, Class B	227,758	3,407,954

Telefonaktiebolaget LM Ericsson, Class B	1,179,007	10,020,443

Telia Co. AB	1,051,406	4,062,197

Trelleborg AB, Class B	87,870	3,218,953

Volvo AB, Class B	671,696	18,629,905

(Cost $215,196,338)		283,004,805

	Number of Shares	Value $

Switzerland – 9.9%

ABB Ltd.	671,059	37,947,856

Alcon, Inc.	211,495	18,168,525

Avolta AG *	34,449	1,845,093

Baloise Holding AG	17,121	4,060,777

Banque Cantonale Vaudoise	11,408	1,319,613

Barry Callebaut AG (b)	1,584	1,623,456

BKW AG	10,389	2,182,574

Chocoladefabriken Lindt & Spruengli AG	45	7,064,399

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	383	6,156,853

Cie Financiere Richemont SA, Class A	227,951	42,889,687

Coca-Cola HBC AG *	96,293	5,010,578

DSM-Firmenich AG	78,711	8,760,289

EMS-Chemie Holding AG	3,361	2,552,400

Galderma Group AG	45,520	5,956,870

Geberit AG	14,152	10,540,919

Givaudan SA	3,907	19,596,714

Glencore PLC *	4,367,522	16,676,916

Helvetia Holding AG	16,305	3,859,312

Holcim AG *	219,859	24,315,390

Julius Baer Group Ltd.	86,549	5,691,412

Kuehne + Nagel International AG	20,923	4,704,497

Logitech International SA	63,947	5,317,780

Lonza Group AG	30,613	21,172,442

Nestle SA	1,112,630	118,563,367

Novartis AG	809,868	92,529,633

Partners Group Holding AG	9,604	12,859,791

Roche Holding AG	13,935	4,740,948

Roche Holding AG	297,988	96,131,001

Sandoz Group AG	176,535	8,951,161

Schindler Holding AG	11,037	3,781,815

Schindler Holding AG Participation Certificates	16,900	6,004,326

SGS SA	68,530	7,142,774

SIG Group AG *	144,442	2,948,512

Sika AG	63,601	16,978,299

Sonova Holding AG	21,332	6,676,942

STMicroelectronics NV	150,397	3,774,835

STMicroelectronics NV, Class Y	132,215	3,306,697

Straumann Holding AG	46,630	5,980,312

Swatch Group AG – Bearer (b)	12,238	2,060,237

Swiss Life Holding AG	12,100	12,076,476

Swiss Prime Site AG	32,826	4,662,648

Swiss Re AG	128,051	22,599,523

Swisscom AG	10,978	7,543,207

Temenos AG	25,829	1,915,991

UBS Group AG	1,396,461	44,439,020

VAT Group AG, 144A	12,178	4,627,048

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Zurich Insurance Group AG	62,211	43,630,850

(Cost $591,505,740)		791,339,765

United Kingdom – 13.8%

3i Group PLC	411,832	22,594,808

Admiral Group PLC	112,952	5,098,231

Anglo American PLC *	534,330	15,874,460

Ashtead Group PLC	183,284	10,705,192

Associated British Foods PLC	143,873	4,037,842

AstraZeneca PLC	657,533	94,971,467

Auto Trader Group PLC, 144A	399,377	4,272,523

Aviva PLC	1,175,025	9,666,844

BAE Systems PLC	1,274,390	32,649,722

Barclays PLC	6,077,341	26,816,724

Barratt Redrow PLC	593,095	3,682,286

BP PLC	6,812,709	33,021,854

British American Tobacco PLC	842,450	37,843,434

BT Group PLC	2,698,289	6,523,982

Bunzl PLC	148,500	4,753,940

Centrica PLC	2,241,478	4,782,262

Coca-Cola Europacific Partners PLC	98,202	9,013,962

Compass Group PLC	721,263	25,315,248

Croda International PLC	57,132	2,361,650

Diageo PLC	941,829	25,595,214

Entain PLC	263,037	2,660,150

GSK PLC	1,752,624	35,586,298

Haleon PLC	3,834,588	21,384,295

Halma PLC	158,777	6,216,759

Hikma Pharmaceuticals PLC	73,961	2,132,541

HSBC Holdings PLC	7,497,970	88,214,145

Imperial Brands PLC	333,580	12,629,528

Informa PLC	562,944	5,957,128

InterContinental Hotels Group PLC	65,960	7,548,727

International Consolidated Airlines Group SA	500,000	2,199,936

Intertek Group PLC	70,996	4,578,122

J Sainsbury PLC	757,771	2,913,887

JD Sports Fashion PLC	1,037,685	1,176,104

Kingfisher PLC	835,034	3,123,233

Land Securities Group PLC REIT	305,798	2,608,069

Legal & General Group PLC	2,385,472	7,993,388

Lloyds Banking Group PLC	25,692,999	26,724,704

London Stock Exchange Group PLC	202,538	30,768,326

M&G PLC	1,058,968	3,377,240

Marks & Spencer Group PLC	888,985	4,484,470

Melrose Industries PLC	564,284	3,558,911

Mondi PLC	204,599	3,323,162

National Grid PLC	2,063,372	29,093,607

NatWest Group PLC	3,425,025	24,208,776

Next PLC	50,807	8,806,719

	Number of Shares	Value $

Pearson PLC	270,961	4,253,178

Phoenix Group Holdings PLC	308,766	2,637,543

Reckitt Benckiser Group PLC	290,025	19,663,321

RELX PLC	785,890	42,291,260

Rentokil Initial PLC	1,053,576	4,991,092

Rio Tinto PLC	481,680	28,568,633

Rolls-Royce Holdings PLC	3,603,722	42,058,160

Sage Group PLC	422,381	6,937,275

Schroders PLC	348,640	1,669,458

Segro PLC REIT	568,206	5,336,044

Severn Trent PLC	103,848	3,782,030

Shell PLC	2,530,584	83,517,793

Smith & Nephew PLC	342,091	4,952,550

Smiths Group PLC	151,891	4,408,172

Spirax Group PLC	31,691	2,440,242

SSE PLC	454,628	10,786,892

Standard Chartered PLC	866,654	13,521,819

Tesco PLC	2,850,410	14,901,153

Unilever PLC	1,056,299	66,990,292

United Utilities Group PLC	307,523	4,851,939

Vodafone Group PLC	8,168,004	8,460,775

Whitbread PLC	79,091	3,083,943

Wise PLC, Class A *	290,466	4,301,043

WPP PLC	473,124	3,820,960

(Cost $873,795,974)		1,109,075,437

TOTAL COMMON STOCKS

(Cost $5,752,134,271)		7,799,602,273

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayerische Motoren Werke AG	25,870	2,142,841

Dr Ing hc F Porsche AG, 144A	49,440	2,383,564

Henkel AG & Co. KGaA	68,587	5,488,782

Porsche Automobil Holding SE	66,873	2,665,178

Sartorius AG	11,396	2,730,255

Volkswagen AG	86,519	9,367,982

(Cost $30,651,860)		24,778,602

EXCHANGE-TRADED FUNDS – 0.0%

iShares Currency Hedged MSCI EAFE ETF

(Cost $2,605,500)	75,000	2,832,750

SECURITIES LENDING

COLLATERAL – 1.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (d)(e)

(Cost $87,680,530)	87,680,530	87,680,530

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

CASH EQUIVALENTS – 1.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

(Cost $95,373,226)	95,373,226	95,373,226

Number of Shares	Value $

TOTAL INVESTMENTS – 99.7%

(Cost $5,968,445,387)	8,010,267,381

Other assets and liabilities, net – 0.3%	20,993,283

NET ASSETS – 100.0%	8,031,260,664

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
COMMON STOCKS – 0.2%

Germany – 0.2%

Deutsche Bank AG (c)

11,115,151	4,557,109		(2,946,919)	(1,352,250)	10,301,454	605,516	—	783,618	21,674,545

SECURITIES LENDING COLLATERAL – 1.1%

DWS Government & Agency Securities Portfolio “ DWS Government Cash Institutional Shares”, 4.22% (d)(e)

49,090,266	38,590,264	(f)	—	—	—	828,727	—	87,680,530	87,680,530

CASH EQUIVALENTS – 1.2%

DWS ESG Liquidity Fund “Capital Shares” (g)

12,467,188	—		(12,467,188)	(1,247)	1,247	27,407	—	—	—

DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

131,771,708	460,170,611		(496,569,093)	—	—	4,565,983	—	95,373,226	95,373,226

204,444,313	503,317,984		(511,983,200)	(1,353,497)	10,302,701	6,027,633	—	183,837,374	204,728,301

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $83,154,499, which is 1.0% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc.

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	155	13,744,824	13,632,563	6/20/2025	(112,261)

DAX Index	EUR	10	6,651,649	6,825,479	6/20/2025	173,830

EURO STOXX 50 Index	EUR	635	38,003,297	38,703,883	6/20/2025	700,586

FTSE 100 Index	GBP	260	30,209,850	30,762,587	6/20/2025	552,737

FTSE MIB Index	EUR	5	1,067,703	1,139,311	6/20/2025	71,608

IBEX 35 Index	EUR	18	2,815,353	2,892,361	6/20/2025	77,008

MSCI EAFE Index	USD	215	26,922,623	27,998,375	6/20/2025	1,075,752

MSCI Singapore Index	SGD	125	3,957,336	3,979,938	6/27/2025	22,602

OMXS30 Index	SEK	325	8,568,345	8,454,722	6/19/2025	(113,623)

SMI Index	CHF	45	6,777,901	6,682,199	6/20/2025	(95,702)

SPI 200 Index	AUD	125	16,200,907	17,035,571	6/19/2025	834,664

TOPIX Index	JPY	235	43,839,741	45,686,959	6/12/2025	1,847,218

Total net unrealized appreciation						5,034,419

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	AUD	823,371,142	USD	527,005,286	—	(3,762,657)

Goldman Sachs & Co.	6/3/2025	CHF	695,013,500	USD	849,030,109	4,228,649	—

Citigroup Global Markets	6/3/2025	DKK	1,289,006,400	USD	196,749,963	512,155	—

The Bank of New York Mellon	6/3/2025	EUR	2,492,981,400	USD	2,838,847,668	7,643,561	—

RBC Capital Markets	6/3/2025	GBP	910,649,000	USD	1,216,487,735	—	(10,493,543)

The Bank of New York Mellon	6/3/2025	HKD	1,103,224,800	USD	142,322,204	1,582,594	—

RBC Capital Markets	6/3/2025	JPY	259,619,164,700	USD	1,826,657,412	21,817,432	—

Goldman Sachs & Co.	6/3/2025	NOK	302,750,700	USD	29,194,719	—	(465,107)

JP Morgan & Chase Co.	6/3/2025	NOK	7,366,900	USD	710,398	—	(11,321)

RBC Capital Markets	6/3/2025	NOK	211,411,000	USD	20,376,202	—	(335,273)

JP Morgan & Chase Co.	6/3/2025	SEK	2,508,489,900	USD	260,543,555	—	(1,160,308)

Goldman Sachs & Co.	6/3/2025	SGD	48,250,200	USD	37,012,757	—	(404,805)

RBC Capital Markets	6/3/2025	SGD	94,329,900	USD	72,342,154	—	(809,769)

RBC Capital Markets	6/3/2025	USD	19,056,834	AUD	29,773,000	135,670	—

RBC Capital Markets	6/3/2025	USD	510,113,217	AUD	792,655,142	854,339	—

RBC Capital Markets	6/3/2025	USD	604,249	AUD	943,000	3,635	—

Goldman Sachs & Co.	6/3/2025	USD	7,660,245	CHF	6,300,000	—	(2,481)

Goldman Sachs & Co.	6/3/2025	USD	74,992,245	CHF	61,408,000	—	(349,712)

The Bank of New York Mellon	6/3/2025	USD	763,563,386	CHF	627,305,500	—	(1,062,223)

Citigroup Global Markets	6/3/2025	USD	171,533,143	DKK	1,127,101,400	56,314	—

Citigroup Global Markets	6/3/2025	USD	24,712,952	DKK	161,905,000	—	(64,601)

Morgan Stanley Capital	6/3/2025	USD	2,636,435,804	EUR	2,322,339,400	975,308	—

The Bank of New York Mellon	6/3/2025	USD	150,408,792	EUR	132,079,000	—	(410,638)

The Bank of New York Mellon	6/3/2025	USD	43,763,568	EUR	38,563,000	31,273	—

Morgan Stanley Capital	6/3/2025	USD	1,138,238,233	GBP	844,046,000	—	(995,850)

RBC Capital Markets	6/3/2025	USD	88,972,750	GBP	66,603,000	766,144	—

RBC Capital Markets	6/3/2025	USD	128,040,859	HKD	1,004,038,800	45,483	—

The Bank of New York Mellon	6/3/2025	USD	12,795,620	HKD	99,186,000	—	(142,352)

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	USD	13,472,560	JPY	1,919,346,000	—	(129,507)

RBC Capital Markets	6/3/2025	USD	146,500,831	JPY	20,821,401,000	—	(1,753,054)

RBC Capital Markets	6/3/2025	USD	1,641,625,959	JPY	236,878,417,700	5,123,191	—

Goldman Sachs & Co.	6/3/2025	USD	2,798,347	NOK	29,018,000	44,484	—

Goldman Sachs & Co.	6/3/2025	USD	26,240,263	NOK	268,100,700	24,979	—

Goldman Sachs & Co.	6/3/2025	USD	541,398	NOK	5,632,000	10,357	—

JP Morgan & Chase Co.	6/3/2025	USD	721,029	NOK	7,366,900	690	—

RBC Capital Markets	6/3/2025	USD	20,708,195	NOK	211,411,000	3,280	—

JP Morgan & Chase Co.	6/3/2025	USD	1,107,038	SEK	10,681,000	7,281	—

JP Morgan & Chase Co.	6/3/2025	USD	24,932,370	SEK	240,043,000	110,657	—

Morgan Stanley Capital	6/3/2025	USD	235,062,744	SEK	2,257,765,900	483,773	—

Goldman Sachs & Co.	6/3/2025	USD	31,064,826	SGD	40,061,200	2,246	—

Goldman Sachs & Co.	6/3/2025	USD	6,282,230	SGD	8,189,000	68,260	—

RBC Capital Markets	6/3/2025	USD	73,129,622	SGD	94,329,900	22,300	—

JP Morgan & Chase Co.	6/4/2025	ILS	8,837,000	USD	2,429,814	—	(85,433)

JP Morgan & Chase Co.	6/4/2025	ILS	139,402,500	USD	38,335,020	—	(1,342,660)

JP Morgan & Chase Co.	6/4/2025	NZD	15,135,400	USD	8,990,670	—	(54,825)

RBC Capital Markets	6/4/2025	NZD	10,227,000	USD	6,074,593	—	(37,454)

JP Morgan & Chase Co.	6/4/2025	USD	42,123,068	ILS	148,239,500	69,858	—

JP Morgan & Chase Co.	6/4/2025	USD	765,126	NZD	1,288,000	4,632	—

JP Morgan & Chase Co.	6/4/2025	USD	8,267,590	NZD	13,847,400	8,147	—

RBC Capital Markets	6/4/2025	USD	6,105,008	NZD	10,227,000	7,039	—

RBC Capital Markets	7/2/2025	AUD	792,655,142	USD	510,324,063	—	(859,853)

RBC Capital Markets	7/2/2025	AUD	41,790,000	USD	26,904,736	—	(45,667)

JP Morgan & Chase Co.	7/2/2025	CHF	8,934,000	USD	10,913,241	14,566	—

The Bank of New York Mellon	7/2/2025	CHF	627,305,500	USD	766,296,328	1,040,190	—

Citigroup Global Markets	7/2/2025	DKK	1,127,101,400	USD	171,891,274	—	(55,428)

Citigroup Global Markets	7/2/2025	DKK	76,474,000	USD	11,662,475	—	(4,134)

JP Morgan & Chase Co.	7/2/2025	EUR	128,196,000	USD	145,803,336	—	(58,692)

Morgan Stanley Capital	7/2/2025	EUR	2,322,339,400	USD	2,641,337,101	—	(1,031,892)

JP Morgan & Chase Co.	7/2/2025	GBP	20,517,000	USD	27,671,463	23,739	—

Morgan Stanley Capital	7/2/2025	GBP	844,046,000	USD	1,138,390,162	994,300	—

JP Morgan & Chase Co.	7/2/2025	ILS	148,239,500	USD	42,130,849	—	(73,850)

RBC Capital Markets	7/2/2025	JPY	236,878,417,700	USD	1,647,005,450	—	(5,180,060)

RBC Capital Markets	7/2/2025	JPY	15,000,436,000	USD	104,296,712	—	(328,704)

Goldman Sachs & Co.	7/2/2025	NOK	15,624,000	USD	1,529,134	—	(1,466)

Goldman Sachs & Co.	7/2/2025	NOK	268,100,700	USD	26,239,241	—	(25,150)

JP Morgan & Chase Co.	7/2/2025	NOK	7,366,900	USD	721,001	—	(695)

RBC Capital Markets	7/2/2025	NOK	211,411,000	USD	20,707,388	—	(3,416)

JP Morgan & Chase Co.	7/2/2025	NZD	13,847,400	USD	8,275,262	—	(8,948)

RBC Capital Markets	7/2/2025	NZD	10,227,000	USD	6,110,673	—	(7,632)

JP Morgan & Chase Co.	7/2/2025	SEK	79,576,000	USD	8,299,044	—	(17,506)

Morgan Stanley Capital	7/2/2025	SEK	2,257,765,900	USD	235,471,837	—	(489,043)

Goldman Sachs & Co.	7/2/2025	SGD	3,611,000	USD	2,805,096	—	(328)

Goldman Sachs & Co.	7/2/2025	SGD	40,061,200	USD	31,120,329	—	(3,636)

RBC Capital Markets	7/2/2025	SGD	94,329,900	USD	73,260,252	—	(25,635)

JP Morgan & Chase Co.	7/2/2025	USD	1,591,339	ILS	5,598,000	2,447	—

RBC Capital Markets	7/3/2025	HKD	1,004,038,800	USD	128,408,487	—	(52,216)

RBC Capital Markets	7/3/2025	HKD	136,007,000	USD	17,394,159	—	(7,115)

Total unrealized appreciation (depreciation)						46,718,973	(32,154,639)

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2025

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,799,602,273	$—	$—	$7,799,602,273

Preferred Stocks	24,778,602	—	—	24,778,602

Exchange-Traded Funds	2,832,750	—	—	2,832,750

Short-Term Investments (a)	183,053,756	—	—	183,053,756

Derivatives (b)

Forward Foreign Currency Contracts	—	46,718,973	—	46,718,973

Futures Contracts	5,356,005	—	—	5,356,005

TOTAL	$8,015,623,386	$46,718,973	$—	$8,062,342,359

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(32,154,639)	$—	$(32,154,639)

Futures Contracts	(321,586)	—	—	(321,586)

TOTAL	$(321,586)	$(32,154,639)	$—	$(32,476,225)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 96.0%

Australia – 0.0%

MMG Ltd. *

(Cost $15,230)	31,146	11,559

Brazil – 3.1%

Ambev SA	37,208	91,272

B3 SA – Brasil Bolsa Balcao	42,093	102,666

Banco Bradesco SA	11,633	28,434

Banco BTG Pactual S.A	9,080	62,788

Banco do Brasil SA	13,621	55,775

BB Seguridade Participacoes SA	5,376	35,257

BRF SA	3,755	13,327

Caixa Seguridade Participacoes S/A	5,437	14,326

Centrais Eletricas Brasileiras SA	10,088	74,009

Cia de Saneamento Basico do Estado de Sao Paulo	3,801	78,007

CPFL Energia SA	2,098	14,852

Embraer SA	5,729	65,599

Energisa SA	2,330	19,350

Eneva SA *	6,793	16,592

Engie Brasil Energia SA	1,711	12,283

Equatorial Energia SA	9,096	58,286

JBS SA	6,279	44,045

Klabin SA	5,807	18,590

Localiza Rent a Car SA	7,806	58,632

Motiva Infraestrutura de Mobilidade SA	8,375	19,739

Natura & Co. Holding SA *	8,243	15,089

NU Holdings Ltd., Class A *	25,749	309,245

Petroleo Brasileiro SA	29,176	167,879

PRIO SA *	6,061	41,276

Raia Drogasil SA	9,682	25,138

Rede D’Or Sao Luiz SA, 144A	6,422	42,420

Rumo SA *	11,443	37,653

Suzano SA	5,824	50,557

Telefonica Brasil SA	6,240	31,268

TIM SA	7,661	26,106

TOTVS SA	4,235	31,254

Ultrapar Participacoes SA	4,665	13,287

Vale SA	29,523	268,931

Vibra Energia SA	8,349	29,458

WEG SA	13,736	101,708

XP, Inc., Class A	2,956	57,228

(Cost $1,595,880)		2,132,326

Chile – 0.4%

Banco de Chile	358,062	52,678

Banco de Credito e Inversiones SA	640	24,689

Banco Santander Chile	488,880	29,126

Cencosud SA	9,797	33,717

Empresas CMPC SA	9,695	15,473

	Number of Shares	Value $

Empresas Copec SA	3,581	24,601

Enel Americas SA	183,232	17,085

Enel Chile SA	168,928	12,248

Falabella SA	5,055	24,119

Latam Airlines Group SA	1,826,707	34,752

(Cost $224,803)		268,488

China – 25.9%

360 Security Technology, Inc., Class A	2,016	2,798

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,600	3,258

AAC Technologies Holdings, Inc.	6,614	30,746

Advanced Micro-Fabrication Equipment, Inc., China, Class A *	139	3,376

AECC Aviation Power Co. Ltd., Class A	1,200	5,906

Agricultural Bank of China Ltd., Class A	43,400	33,309

Agricultural Bank of China Ltd., Class H	225,286	144,806

Aier Eye Hospital Group Co. Ltd., Class A	4,684	8,067

Air China Ltd., Class A *	7,800	8,682

Akeso, Inc., 144A *	5,319	56,846

Alibaba Group Holding Ltd., ADR	1,322	150,497

Alibaba Group Holding Ltd.	127,970	1,858,895

Aluminum Corp. of China Ltd., Class A	7,412	6,728

Aluminum Corp. of China Ltd., Class H	31,419	18,312

Anhui Conch Cement Co. Ltd., Class A	1,500	4,836

Anhui Conch Cement Co. Ltd., Class H	10,622	27,703

Anhui Gujing Distillery Co. Ltd., Class A	272	5,683

Anhui Gujing Distillery Co. Ltd., Class B	645	9,376

Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,300	6,910

Anhui Yingjia Distillery Co. Ltd., Class A	492	2,759

Anker Innovations Technology Co. Ltd., Class A	200	2,831

ANTA Sports Products Ltd.	10,371	126,247

Autohome, Inc., ADR	485	11,892

Avary Holding Shenzhen Co. Ltd., Class A	730	2,864

AviChina Industry & Technology Co. Ltd., Class H	25,697	12,945

BAIC BluePark New Energy Technology Co. Ltd., Class A *	5,000	5,017

Baidu, Inc., Class A *	17,764	184,978

Bank of Beijing Co. Ltd., Class A	12,500	10,929

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Bank of Changsha Co. Ltd., Class A	4,992	6,797

Bank of Chengdu Co. Ltd., Class A	2,451	6,596

Bank of China Ltd., Class A	15,400	11,798

Bank of China Ltd., Class H	571,091	332,119

Bank of Communications Co. Ltd., Class A	19,300	20,357

Bank of Communications Co. Ltd., Class H	74,629	65,386

Bank of Hangzhou Co. Ltd., Class A	3,560	8,231

Bank of Jiangsu Co. Ltd., Class A	10,354	15,778

Bank of Nanjing Co. Ltd., Class A	5,700	9,066

Bank of Ningbo Co. Ltd., Class A	2,170	8,044

Bank of Shanghai Co. Ltd., Class A	7,740	11,365

Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,693

Beijing Kingsoft Office Software, Inc., Class A	252	9,855

Beijing New Building Materials PLC, Class A	1,470	5,849

Beijing Tiantan Biological Products Corp. Ltd., Class A	44	117

Beijing Tong Ren Tang Co. Ltd., Class A	900	4,747

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	5,857

Beijing Yanjing Brewery Co. Ltd., Class A	3,600	7,040

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,550	16,713

Bilibili, Inc., Class Z *	1,997	37,464

BOC International China Co. Ltd., Class A	2,100	2,882

BOE Technology Group Co. Ltd., Class A	18,900	9,968

BYD Co. Ltd., Class A	900	44,005

BYD Co. Ltd., Class H	9,865	494,187

BYD Electronic International Co. Ltd.	6,393	25,397

Caitong Securities Co. Ltd., Class A	3,204	3,277

Cambricon Technologies Corp. Ltd., Class A *	218	18,264

CCOOP Group Co. Ltd., Class A *	13,900	4,746

CGN Power Co. Ltd., Class A	5,565	2,835

CGN Power Co. Ltd., Class H, 144A	77,193	25,301

Changchun High-Tech Industry Group Co. Ltd., Class A *	360	5,224

Changjiang Securities Co. Ltd., Class A	1,400	1,273

	Number of Shares	Value $

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	328	6,364

Chaozhou Three-Circle Group Co. Ltd., Class A	64	290

China CITIC Bank Corp. Ltd., Class H	66,619	58,708

China Coal Energy Co. Ltd., Class H	16,450	18,420

China Communications Services Corp. Ltd., Class H	23,581	13,593

China Construction Bank Corp., Class A	7,000	8,773

China Construction Bank Corp., Class H	773,454	694,433

China CSSC Holdings Ltd., Class A	2,412	10,267

China Eastern Airlines Corp. Ltd., Class A *	11,535	6,452

China Energy Engineering Corp. Ltd., Class A	23,840	7,378

China Everbright Bank Co. Ltd., Class A	23,100	12,728

China Everbright Bank Co. Ltd., Class H	31,032	14,366

China Feihe Ltd., 144A	29,189	22,670

China Galaxy Securities Co. Ltd., Class A	3,700	8,119

China Galaxy Securities Co. Ltd., Class H	30,839	29,812

China Greatwall Technology Group Co. Ltd., Class A *	700	1,415

China Hongqiao Group Ltd.	22,985	41,098

China International Capital Corp. Ltd., Class A	1,549	7,114

China International Capital Corp. Ltd., Class H, 144A	13,134	24,522

China Jushi Co. Ltd., Class A	3,804	5,971

China Life Insurance Co. Ltd., Class A	1,900	10,097

China Life Insurance Co. Ltd., Class H	58,254	118,720

China Literature Ltd., 144A *	3,453	11,802

China Longyuan Power Group Corp. Ltd., Class H	27,101	22,500

China Mengniu Dairy Co. Ltd.	24,190	54,543

China Merchants Bank Co. Ltd., Class A	9,263	55,833

China Merchants Bank Co. Ltd., Class H	31,964	199,339

China Merchants Energy Shipping Co. Ltd., Class A	4,324	3,631

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	4,300	7,561

China Merchants Securities Co. Ltd., Class A	3,700	8,309

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,800	4,578

China Minsheng Banking Corp. Ltd., Class A	19,400	11,712

China Minsheng Banking Corp. Ltd., Class H	57,153	29,374

China National Building Material Co. Ltd., Class H	29,966	13,376

China National Chemical Engineering Co. Ltd., Class A	4,000	4,286

China National Nuclear Power Co. Ltd., Class A	11,900	15,822

China National Software & Service Co. Ltd., Class A *	10	61

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,400	4,521

China Oilfield Services Ltd., Class H	16,263	13,212

China Pacific Insurance Group Co. Ltd., Class A	3,900	18,636

China Pacific Insurance Group Co. Ltd., Class H	21,459	67,050

China Petroleum & Chemical Corp., Class A	11,300	9,065

China Petroleum & Chemical Corp., Class H	205,577	111,164

China Railway Group Ltd., Class A	12,300	9,543

China Railway Group Ltd., Class H	30,220	13,643

China Railway Signal & Communication Corp. Ltd., Class A	1,147	799

China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	6,113

China Resources Microelectronics Ltd., Class A	893	5,903

China Resources Mixc Lifestyle Services Ltd., 144A	5,666	26,989

China Resources Pharmaceutical Group Ltd., 144A	17,884	11,746

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	330	1,967

China Shenhua Energy Co. Ltd., Class A	3,329	18,278

China Shenhua Energy Co. Ltd., Class H	27,121	114,660

China Southern Airlines Co. Ltd., Class A *	300	254

China State Construction Engineering Corp. Ltd., Class A	22,600	17,816

China Three Gorges Renewables Group Co. Ltd., Class A	14,675	8,737

China Tourism Group Duty Free Corp. Ltd., Class A	1,200	10,091

	Number of Shares	Value $

China Tower Corp. Ltd., Class H, 144A	34,185	50,747

China United Network Communications Ltd., Class A	18,499	13,761

China Vanke Co. Ltd., Class A *	400	369

China Vanke Co. Ltd., Class H *	18,643	12,197

China Yangtze Power Co. Ltd., Class A	12,200	51,135

China Zheshang Bank Co. Ltd., Class A	5,070	2,266

Chongqing Brewery Co. Ltd., Class A	500	4,011

Chongqing Changan Automobile Co. Ltd., Class A *	4,862	8,334

Chongqing Rural Commercial Bank Co. Ltd., Class A	2,544	2,560

Chongqing Rural Commercial Bank Co. Ltd., Class H	21,729	17,929

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,435	3,812

CITIC Ltd.	27,964	35,378

CITIC Securities Co. Ltd., Class A	6,210	21,995

CITIC Securities Co. Ltd., Class H	13,391	33,951

CMOC Group Ltd., Class A	10,100	10,093

CMOC Group Ltd., Class H	23,373	18,720

CNGR Advanced Material Co. Ltd., Class A	840	3,622

CNPC Capital Co. Ltd., Class A	7,300	6,879

Contemporary Amperex Technology Co. Ltd., Class A	2,073	71,926

Contemporary Amperex Technology Co. Ltd., Class H *	672	26,002

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,100	2,944

COSCO SHIPPING Holdings Co. Ltd., Class A	7,230	16,446

COSCO SHIPPING Holdings Co. Ltd., Class H	22,362	38,615

CRRC Corp. Ltd., Class A	12,300	12,291

CRRC Corp. Ltd., Class H	37,163	23,792

CSC Financial Co. Ltd., Class A	2,433	7,760

CSPC Pharmaceutical Group Ltd.	61,905	63,949

Daqin Railway Co. Ltd., Class A	7,015	6,572

Dong-E-E-Jiao Co. Ltd., Class A	200	1,521

Dongfang Electric Corp. Ltd., Class A	2,280	5,050

Dongxing Securities Co. Ltd., Class A	600	851

East Money Information Co. Ltd., Class A	7,480	21,406

Eastroc Beverage Group Co. Ltd., Class A	263	11,680

Ecovacs Robotics Co. Ltd., Class A	500	3,727

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Empyrean Technology Co. Ltd., Class A	400	7,054

ENN Energy Holdings Ltd.	6,113	48,882

ENN Natural Gas Co. Ltd., Class A	100	263

Eoptolink Technology, Inc. Ltd., Class A	560	6,860

Eve Energy Co. Ltd., Class A	1,428	8,930

Everbright Securities Co. Ltd., Class A	2,000	4,516

Flat Glass Group Co. Ltd., Class A	700	1,396

Focus Media Information Technology Co. Ltd., Class A	8,020	8,315

Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,451	15,110

Fosun International Ltd.	19,610	11,479

Founder Securities Co. Ltd., Class A	1,900	2,007

Foxconn Industrial Internet Co. Ltd., Class A	4,833	12,697

Fuyao Glass Industry Group Co. Ltd., Class A	600	4,827

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	4,704	33,625

Ganfeng Lithium Group Co. Ltd., Class A	480	2,011

GD Power Development Co. Ltd., Class A	7,854	4,981

Genscript Biotech Corp. *	10,369	16,953

GF Securities Co. Ltd., Class A	3,600	8,139

Giant Biogene Holding Co. Ltd., 144A	2,558	23,162

GigaDevice Semiconductor, Inc., Class A *	133	2,073

GoerTek, Inc., Class A	1,900	5,514

Goldwind Science & Technology Co. Ltd., Class A	1,138	1,461

Goneo Group Co. Ltd., Class A	498	4,893

Gotion High-tech Co. Ltd., Class A	1,200	4,079

Great Wall Motor Co. Ltd., Class A	1,576	4,928

Great Wall Motor Co. Ltd., Class H *	19,305	29,988

Gree Electric Appliances, Inc. of Zhuhai, Class A	800	5,154

Guangdong Haid Group Co. Ltd., Class A	901	7,579

Guanghui Energy Co. Ltd., Class A	3,641	2,997

Guangzhou Automobile Group Co. Ltd., Class A	2,900	3,107

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,251

	Number of Shares	Value $

Guangzhou Haige Communications Group, Inc. Co., Class A	3,500	6,626

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	4,537

Guolian Minsheng Securities Co. Ltd., Class A	1,900	2,613

Guosen Securities Co. Ltd., Class A	500	779

Guotai Haitong Securities Co. Ltd.	7,592	18,102

Guotai Haitong Securities Co. Ltd., Class H, 144A	13,717	19,418

Guoyuan Securities Co. Ltd., Class A	30	31

H World Group Ltd., ADR	1,731	61,052

Haidilao International Holding Ltd., 144A	13,953	26,834

Haier Smart Home Co. Ltd., Class A	1,900	6,603

Haier Smart Home Co. Ltd., Class H	21,222	62,250

Hainan Airlines Holding Co. Ltd., Class A *	3,364	630

Haitian International Holdings Ltd.	6,127	14,940

Hangzhou First Applied Material Co. Ltd., Class A	1,600	2,691

Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,300	4,334

Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,196

Hansoh Pharmaceutical Group Co. Ltd., 144A	8,552	28,194

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	621	1,423

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,808	6,110

Hengan International Group Co. Ltd.	5,475	14,838

Hengli Petrochemical Co. Ltd., Class A *	3,502	7,363

Hengtong Optic-electric Co. Ltd., Class A	1,900	3,955

Hisense Home Appliances Group Co. Ltd., Class H	1,862	6,150

Hithink RoyalFlush Information Network Co. Ltd., Class A	195	6,696

Hoshine Silicon Industry Co. Ltd., Class A	500	3,398

Hua Hong Semiconductor Ltd., 144A	5,718	23,044

Huadian Power International Corp. Ltd., Class A	6,600	5,359

Huadong Medicine Co. Ltd., Class A	1,300	8,065

Huafon Chemical Co. Ltd., Class A	2,500	2,339

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Huaibei Mining Holdings Co. Ltd., Class A	2,156	3,719

Hualan Biological Engineering, Inc., Class A	2,141	4,787

Huaneng Lancang River Hydropower, Inc., Class A	400	559

Huaneng Power International, Inc., Class A	6,000	6,021

Huaneng Power International, Inc., Class H	34,712	21,958

Huaqin Technology Co. Ltd., Class A	500	4,601

Huatai Securities Co. Ltd., Class A	3,400	7,909

Huatai Securities Co. Ltd., Class H, 144A	10,359	17,465

Huaxia Bank Co. Ltd., Class A	9,300	9,719

Huayu Automotive Systems Co. Ltd., Class A	1,600	4,019

Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,138

Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,617

Hunan Valin Steel Co. Ltd., Class A	4,600	3,052

Hundsun Technologies, Inc., Class A	389	1,420

Hygon Information Technology Co. Ltd., Class A (a)	1,117	21,104

IEIT Systems Co. Ltd., Class A	921	6,257

Iflytek Co. Ltd., Class A	1,250	7,985

Imeik Technology Development Co. Ltd., Class A	232	5,474

Industrial & Commercial Bank of China Ltd., Class A	30,500	29,927

Industrial & Commercial Bank of China Ltd., Class H	526,248	383,221

Industrial Bank Co. Ltd., Class A	9,759	30,664

Industrial Securities Co. Ltd., Class A	6,700	5,347

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	32,500	7,848

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	8	22

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,800	2,067

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,500	14,718

Inner Mongolia Yitai Coal Co. Ltd., Class B	7,863	16,009

Innovent Biologics, Inc., 144A *	10,011	79,094

Isoftstone Information Technology Group Co. Ltd., Class A	330	2,391

J&T Global Express Ltd. *	19,401	16,899

JA Solar Technology Co. Ltd., Class A *	2,276	2,887

	Number of Shares	Value $

JCET Group Co. Ltd., Class A	1,300	5,802

JD Health International, Inc., 144A *	7,822	40,052

JD Logistics, Inc., 144A *	16,457	26,109

JD.com, Inc., Class A	19,597	322,155

Jiangsu Eastern Shenghong Co. Ltd., Class A	1,992	2,350

Jiangsu Expressway Co. Ltd., Class H	7,196	9,168

Jiangsu Hengli Hydraulic Co. Ltd., Class A	804	7,601

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,478	26,423

Jiangsu Hoperun Software Co. Ltd., Class A *	800	5,588

Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	4,761

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	3,656	5,972

Jiangsu Yanghe Distillery Co. Ltd., Class A	800	7,295

Jiangsu Yoke Technology Co. Ltd., Class A	500	3,637

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,496	4,611

Jiangxi Copper Co. Ltd., Class A	1,400	4,129

Jiangxi Copper Co. Ltd., Class H	10,376	18,367

Jinko Solar Co. Ltd., Class A	5,688	4,105

Kanzhun Ltd., ADR *	2,277	38,618

KE Holdings, Inc., ADR	5,469	100,958

Kingdee International Software Group Co. Ltd. *	24,296	38,112

Kingsoft Corp. Ltd. *	7,835	33,374

Kuaishou Technology, 144A *	21,302	144,801

Kuang-Chi Technologies Co. Ltd., Class A	1,500	9,235

Kunlun Tech Co. Ltd., Class A	200	928

Kweichow Moutai Co. Ltd., Class A	639	134,978

LB Group Co. Ltd., Class A	1,916	4,396

Lenovo Group Ltd.	67,259	77,543

Lens Technology Co. Ltd., Class A	3,076	8,653

Li Auto, Inc., Class A *	10,188	145,912

Li Ning Co. Ltd.	17,115	32,697

Lingyi iTech Guangdong Co., Class A	2,590	2,897

Longfor Group Holdings Ltd., 144A	15,038	18,852

LONGi Green Energy Technology Co. Ltd., Class A	3,054	6,095

Luxshare Precision Industry Co. Ltd., Class A	3,270	13,797

Luzhou Laojiao Co. Ltd., Class A	800	12,982

Mango Excellent Media Co. Ltd., Class A	1,803	5,595

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Maxscend Microelectronics Co. Ltd., Class A	448	4,381

Meituan, Class B, 144A *	40,003	704,036

Metallurgical Corp. of China Ltd., Class A	16,000	6,506

Midea Group Co. Ltd. *	2,331	24,496

Midea Group Co. Ltd., Class A *	1,800	19,750

MINISO Group Holding Ltd.	3,343	14,453

Montage Technology Co. Ltd., Class A	489	5,180

Muyuan Foods Co. Ltd., Class A	1,964	11,023

NARI Technology Co. Ltd., Class A	4,223	13,005

National Silicon Industry Group Co. Ltd., Class A	907	2,331

NAURA Technology Group Co. Ltd., Class A	235	13,651

NetEase, Inc.	14,034	341,315

New China Life Insurance Co. Ltd., Class A	1,100	7,679

New China Life Insurance Co. Ltd., Class H	6,815	27,856

New Hope Liuhe Co. Ltd., Class A *	2,400	3,191

New Oriental Education & Technology Group, Inc.	9,778	46,389

Nexchip Semiconductor Corp., Class A *	1,745	4,933

Ninestar Corp., Class A *	1,200	3,597

Ningbo Deye Technology Co. Ltd., Class A	504	5,762

Ningbo Orient Wires & Cables Co. Ltd., Class A	600	3,973

Ningbo Tuopu Group Co. Ltd., Class A	1,078	7,376

Ningxia Baofeng Energy Group Co. Ltd., Class A	3,956	8,785

NIO, Inc., Class A *	12,707	45,538

Nongfu Spring Co. Ltd., Class H, 144A	16,493	80,771

OFILM Group Co. Ltd., Class A *	3,200	5,218

Oppein Home Group, Inc., Class A	460	3,935

Orient Securities Co. Ltd., Class A	3,238	4,193

People’s Insurance Co. Group of China Ltd., Class A	6,700	7,690

People’s Insurance Co. Group of China Ltd., Class H	68,091	44,548

PetroChina Co. Ltd., Class A	7,632	8,781

PetroChina Co. Ltd., Class H	174,020	146,254

Pharmaron Beijing Co. Ltd., Class A	1,575	5,211

PICC Property & Casualty Co. Ltd., Class H	54,515	103,870

Ping An Bank Co. Ltd., Class A	10,700	17,167

	Number of Shares	Value $

Ping An Insurance Group Co. of China Ltd., Class A	5,117	37,838

Ping An Insurance Group Co. of China Ltd., Class H	54,718	322,051

Piotech, Inc., Class A	94	1,923

Poly Developments and Holdings Group Co. Ltd., Class A	7,100	8,011

Pop Mart International Group Ltd., 144A	4,409	123,930

Postal Savings Bank of China Co. Ltd., Class A	16,616	12,291

Postal Savings Bank of China Co. Ltd., Class H, 144A	73,073	47,528

Power Construction Corp. of China Ltd., Class A	7,801	5,110

Qifu Technology, Inc., ADR	846	34,771

Qinghai Salt Lake Industry Co. Ltd., Class A *	1,900	4,177

Range Intelligent Computing Technology Group Co. Ltd., Class A	800	4,767

Rongsheng Petrochemical Co. Ltd., Class A	6,975	8,315

SAIC Motor Corp. Ltd., Class A	4,500	10,124

Sailun Group Co. Ltd., Class A	2,700	4,692

Sanan Optoelectronics Co. Ltd., Class A	3,400	5,865

Sany Heavy Industry Co. Ltd., Class A	3,164	8,269

Satellite Chemical Co. Ltd., Class A *	2,190	5,085

SDIC Capital Co. Ltd., Class A	1,400	1,354

SDIC Power Holdings Co. Ltd., Class A	4,100	8,911

Seres Group Co. Ltd., Class A	830	15,669

SF Holding Co. Ltd., Class A	2,675	17,133

SG Micro Corp., Class A	197	2,521

Shaanxi Coal Industry Co. Ltd., Class A	4,200	12,165

Shandong Gold Mining Co. Ltd., Class A	1,736	7,228

Shandong Gold Mining Co. Ltd., Class H, 144A	5,865	18,288

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,296	3,745

Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,539

Shandong Sun Paper Industry JSC Ltd., Class A	64	125

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,669	15,503

Shanghai Baosight Software Co. Ltd., Class A	1,004	3,495

Shanghai Baosight Software Co. Ltd., Class B	7,090	9,827

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	32	839

Shanghai Electric Group Co. Ltd., Class A *	6,300	6,505

Shanghai International Airport Co. Ltd., Class A	900	4,042

Shanghai M&G Stationery, Inc., Class A	275	1,126

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,900	4,857

Shanghai Pudong Development Bank Co. Ltd., Class A	13,300	22,760

Shanghai Putailai New Energy Technology Co. Ltd., Class A	942	2,047

Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,293

Shanghai Rural Commercial Bank Co. Ltd., Class A	1,988	2,472

Shanghai United Imaging Healthcare Co. Ltd., Class A	494	9,422

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,700	5,889

Shanjin International Gold Co. Ltd., Class A	1,992	5,444

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,740	1,454

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,300	3,428

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	580	14,835

Shengyi Technology Co. Ltd., Class A	135	491

Shennan Circuits Co. Ltd., Class A	455	5,321

Shenwan Hongyuan Group Co. Ltd., Class A	14,400	9,453

Shenzhen Inovance Technology Co. Ltd., Class A *	383	3,497

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	683	21,411

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,614

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,261

Shenzhen Transsion Holdings Co. Ltd., Class A	441	4,449

Shenzhou International Group Holdings Ltd.	6,900	50,291

Sichuan Changhong Electric Co. Ltd., Class A	3,600	4,941

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,443

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	2,141

	Number of Shares	Value $

Sichuan Road & Bridge Group Co. Ltd., Class A	5,708	7,336

Sieyuan Electric Co. Ltd., Class A	232	2,319

Silergy Corp.	2,840	33,168

Sinopharm Group Co. Ltd., Class H	11,651	28,232

Sinotruk Hong Kong Ltd.	6,665	16,830

Smoore International Holdings Ltd., 144A	14,604	35,983

SooChow Securities Co. Ltd., Class A	1,352	1,496

Sungrow Power Supply Co. Ltd., Class A	1,153	9,664

Sunny Optical Technology Group Co. Ltd. *	6,036	46,495

Sunwoda Electronic Co. Ltd., Class A *	1,800	4,627

SUPCON Technology Co. Ltd., Class A	582	3,562

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	3,510

Suzhou TFC Optical Communication Co. Ltd., Class A	500	5,669

TAL Education Group, ADR *	3,424	33,658

TBEA Co. Ltd., Class A	2,130	3,432

TCL Technology Group Corp., Class A	11,716	6,959

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,361	3,536

Tencent Holdings Ltd.	51,967	3,301,827

Tencent Music Entertainment Group, ADR	5,882	99,053

Tianqi Lithium Corp., Class A	1,200	4,820

Tianshan Aluminum Group Co. Ltd., Class A	774	828

Tingyi Cayman Islands Holding Corp.	17,099	28,087

Tongcheng Travel Holdings Ltd.	10,149	28,670

TongFu Microelectronics Co. Ltd., Class A	340	1,106

Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,144

Tongwei Co. Ltd., Class A	3,200	7,235

TravelSky Technology Ltd., Class H	8,468	12,052

Trina Solar Co. Ltd., Class A	1,708	3,176

Tsingtao Brewery Co. Ltd., Class A	500	5,147

Tsingtao Brewery Co. Ltd., Class H	5,173	35,922

Unigroup Guoxin Microelectronics Co. Ltd., Class A	773	6,863

Unisplendour Corp. Ltd., Class A	1,954	6,517

See Notes to Financial Statements.

50  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Vipshop Holdings Ltd., ADR	2,752	37,950

Wanhua Chemical Group Co. Ltd., Class A	1,758	13,209

Weichai Power Co. Ltd., Class A	3,100	6,471

Weichai Power Co. Ltd., Class H	16,021	31,343

Wens Foodstuff Group Co. Ltd., Class A	3,606	8,333

Western Securities Co. Ltd., Class A	900	926

Western Superconducting Technologies Co. Ltd., Class A	789	5,421

Will Semiconductor Co. Ltd., Class A	586	10,134

Wingtech Technology Co. Ltd., Class A	1,014	4,779

Wuliangye Yibin Co. Ltd., Class A	1,907	33,464

WUS Printed Circuit Kunshan Co. Ltd., Class A	632	2,717

WuXi AppTec Co. Ltd., Class A	782	6,893

WuXi AppTec Co. Ltd., Class H, 144A	2,715	23,805

Wuxi Biologics Cayman, Inc., 144A *	26,992	85,887

XCMG Construction Machinery Co. Ltd., Class A	7,200	8,234

Xiamen C & D, Inc., Class A	1,600	2,203

Xiamen Tungsten Co. Ltd., Class A	1,800	4,846

Xiaomi Corp., Class B, 144A *	138,067	897,134

Xinjiang Daqo New Energy Co. Ltd., Class A	1,567	4,186

Xinyi Solar Holdings Ltd.	34,651	10,473

XPeng, Inc., Class A *	10,255	99,855

Yadea Group Holdings Ltd., 144A	10,831	16,576

Yankuang Energy Group Co. Ltd., Class A	3,273	5,846

Yankuang Energy Group Co. Ltd., Class H	27,014	32,109

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	5,270

Yealink Network Technology Corp. Ltd., Class A	1,044	4,889

Yifeng Pharmacy Chain Co. Ltd., Class A	1,024	3,704

Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	3,786

Yonghui Superstores Co. Ltd., Class A *	3,300	2,281

Yonyou Network Technology Co. Ltd., Class A *	2,697	4,885

Youngor Fashion Co. Ltd., Class A	500	521

YTO Express Group Co. Ltd., Class A	2,500	4,573

Yum China Holdings, Inc.	3,038	132,609

Yunnan Aluminium Co. Ltd., Class A	464	940

	Number of Shares	Value $

Yunnan Baiyao Group Co. Ltd., Class A	400	3,135

Yunnan Energy New Material Co. Ltd., Class A	760	2,931

Yunnan Yuntianhua Co. Ltd., Class A	1,500	4,538

Yutong Bus Co. Ltd., Class A	1,700	5,832

Zangge Mining Co. Ltd., Class A	1,300	6,542

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,496

Zhaojin Mining Industry Co. Ltd., Class H	12,462	31,500

Zhejiang China Commodities City Group Co. Ltd., Class A	3,300	8,070

Zhejiang Chint Electrics Co. Ltd., Class A	100	304

Zhejiang Dahua Technology Co. Ltd., Class A	1,632	3,452

Zhejiang Expressway Co. Ltd., Class H	11,479	9,106

Zhejiang Huayou Cobalt Co. Ltd., Class A	27	125

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	4,116

Zhejiang Juhua Co. Ltd., Class A	1,740	6,385

Zhejiang Leapmotor Technology Co. Ltd., 144A *	4,112	29,053

Zhejiang NHU Co. Ltd., Class A	1,483	4,514

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	6,458

Zhejiang Supor Co. Ltd., Class A	68	513

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,060

Zhejiang Zheneng Electric Power Co. Ltd., Class A	9,300	6,905

Zheshang Securities Co. Ltd., Class A	2,100	3,043

Zhongji Innolight Co. Ltd., Class A	311	4,038

Zhongjin Gold Corp. Ltd., Class A	1,800	3,485

Zhongsheng Group Holdings Ltd.	8,027	12,121

Zhongtai Securities Co. Ltd., Class A	4,000	3,381

Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	4,689

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,178	13,497

Zijin Mining Group Co. Ltd., Class A	10,800	26,575

Zijin Mining Group Co. Ltd., Class H	46,039	102,751

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,076	5,023

ZTE Corp., Class A	1,900	8,198

ZTE Corp., Class H	7,087	19,884

See Notes to Financial Statements.

DBX ETF Trust  |  51

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

ZTO Express Cayman, Inc.	3,268	57,640

(Cost $13,037,422)		17,760,544

Colombia – 0.1%

Grupo Cibest SA	1,983	23,290

Interconexion Electrica SA ESP	4,027	18,725

(Cost $36,089)		42,015

Czech Republic – 0.2%

CEZ AS	1,359	74,801

Komercni Banka AS	638	29,535

Moneta Money Bank AS, 144A	1,836	12,013

(Cost $65,157)		116,349

Egypt – 0.1%

Commercial International Bank - Egypt (CIB)	17,827	29,682

Eastern Co. SAE	9,146	6,130

Talaat Moustafa Group	8,338	9,216

(Cost $47,506)		45,028

Greece – 0.6%

Alpha Services and Holdings SA	17,421	55,979

Eurobank Ergasias Services and Holdings SA	19,515	60,116

Hellenic Telecommunications Organization SA	1,311	25,291

JUMBO SA	945	30,709

Metlen Energy & Metals SA	745	37,812

National Bank of Greece SA	6,753	80,511

OPAP SA	1,394	29,979

Piraeus Financial Holdings SA	8,985	59,906

Public Power Corp. SA	1,659	25,298

(Cost $202,079)		405,601

Hong Kong – 1.1%

Alibaba Health Information Technology Ltd. *	47,156	27,243

Beijing Enterprises Holdings Ltd.	3,838	16,128

Beijing Enterprises Water Group Ltd.	33,642	11,070

Bosideng International Holdings Ltd.	34,590	19,410

C&D International Investment Group Ltd.	6,953	12,485

China Gas Holdings Ltd.	21,274	19,426

China Merchants Port Holdings Co. Ltd.	11,902	23,012

China Overseas Land & Investment Ltd.	30,837	51,912

China Power International Development Ltd.	27,605	11,266

China Resources Beer Holdings Co. Ltd.	11,999	38,333

China Resources Gas Group Ltd.	7,379	19,668

China Resources Land Ltd.	24,891	81,265

China Resources Power Holdings Co. Ltd.	16,643	43,300

	Number of Shares	Value $

China Ruyi Holdings Ltd. *	53,136	13,892

China State Construction International Holdings Ltd.	15,813	22,264

China Taiping Insurance Holdings Co. Ltd.	13,216	20,327

Chow Tai Fook Jewellery Group Ltd.	16,477	23,493

Far East Horizon Ltd.	13,100	10,124

GCL Technology Holdings Ltd. *	200,448	20,962

Geely Automobile Holdings Ltd.	47,603	106,970

Guangdong Investment Ltd.	25,556	20,794

Kunlun Energy Co. Ltd.	31,616	31,652

Orient Overseas International Ltd.	1,113	19,177

Sino Biopharmaceutical Ltd.	85,083	48,287

Want Want China Holdings Ltd.	35,970	23,166

(Cost $732,316)		735,626

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC *	3,593	31,068

OTP Bank Nyrt	1,817	137,804

Richter Gedeon Nyrt	1,058	30,782

(Cost $101,615)		199,654

India – 18.2%

ABB India Ltd.	387	27,003

Adani Enterprises Ltd.	1,195	35,189

Adani Ports & Special Economic Zone Ltd.	4,234	70,891

Adani Power Ltd. *	4,906	31,176

Alkem Laboratories Ltd.	357	21,270

Ambuja Cements Ltd.	4,573	29,578

APL Apollo Tubes Ltd.	1,363	28,856

Apollo Hospitals Enterprise Ltd.	860	69,147

Ashok Leyland Ltd.	11,448	31,575

Asian Paints Ltd.	3,208	84,688

Astral Ltd.	717	12,552

AU Small Finance Bank Ltd., 144A	2,338	18,935

Aurobindo Pharma Ltd. *	2,236	29,991

Avenue Supermarts Ltd., 144A *	1,359	63,557

Axis Bank Ltd.	18,374	255,980

Bajaj Auto Ltd.	537	54,011

Bajaj Finance Ltd.	2,223	238,484

Bajaj Finserv Ltd.	3,012	71,007

Bajaj Holdings & Investment Ltd.	194	30,410

Balkrishna Industries Ltd.	557	16,091

Bank of Baroda	9,222	26,893

Bharat Electronics Ltd.	29,134	130,937

Bharat Forge Ltd.	1,882	27,290

Bharat Heavy Electricals Ltd.	9,304	28,250

Bharat Petroleum Corp. Ltd.	11,409	42,450

Bharti Airtel Ltd.	20,727	449,588

Bosch Ltd.	54	19,824

See Notes to Financial Statements.

52  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Britannia Industries Ltd.	916	58,985

BSE Ltd.	1,671	52,214

Canara Bank	15,649	20,986

CG Power & Industrial Solutions Ltd.	4,587	36,809

Cholamandalam Investment and Finance Co. Ltd.	3,303	61,795

Cipla Ltd.	4,567	78,222

Coal India Ltd.	15,132	70,253

Colgate-Palmolive India Ltd.	1,133	32,516

Container Corp. Of India Ltd.	1,680	15,399

Coromandel International Ltd.	945	25,282

Cummins India Ltd.	1,184	45,217

Dabur India Ltd.	3,916	22,100

Divi’s Laboratories Ltd.	1,001	77,343

Dixon Technologies India Ltd.	294	50,476

DLF Ltd.	6,184	57,656

Dr Reddy’s Laboratories Ltd.	4,898	71,614

Eicher Motors Ltd.	1,051	65,504

Eternal Ltd. *	38,666	107,677

FSN E-Commerce Ventures Ltd. *	8,889	21,113

GAIL India Ltd.	19,410	43,050

GMR Airports Ltd. *	23,095	22,692

Godrej Consumer Products Ltd.	3,145	45,256

Godrej Properties Ltd. *	1,314	34,453

Grasim Industries Ltd.	2,190	65,151

Havells India Ltd.	1,750	31,227

HCL Technologies Ltd.	7,483	143,110

HDFC Asset Management Co. Ltd., 144A	772	43,149

HDFC Bank Ltd. *	45,676	1,038,098

HDFC Life Insurance Co. Ltd., 144A	7,634	69,301

Hero MotoCorp Ltd.	1,002	50,458

Hindalco Industries Ltd.	10,483	77,604

Hindustan Aeronautics Ltd.	1,628	94,628

Hindustan Petroleum Corp. Ltd.	7,892	37,908

Hindustan Unilever Ltd.	6,615	181,525

Hyundai Motor India Ltd. *	1,333	28,774

ICICI Bank Ltd.	42,595	719,648

ICICI Lombard General Insurance Co. Ltd., 144A	2,093	45,869

ICICI Prudential Life Insurance Co. Ltd., 144A	3,178	24,600

IDFC First Bank Ltd. *	32,142	25,530

Indian Hotels Co. Ltd.	6,721	60,463

Indian Oil Corp. Ltd.	23,519	39,018

Indian Railway Catering & Tourism Corp. Ltd.	1,549	13,684

Indus Towers Ltd. *	10,630	47,719

IndusInd Bank Ltd.	4,878	46,568

Info Edge India Ltd.	2,873	47,925

	Number of Shares	Value $

Infosys Ltd.	26,812	489,619

InterGlobe Aviation Ltd., 144A *	1,576	98,160

ITC Ltd.	24,603	120,190

Jindal Stainless Ltd.	2,384	17,962

Jindal Steel & Power Ltd.	3,367	37,335

Jio Financial Services Ltd. *	23,786	79,676

JSW Energy Ltd. *	3,733	21,286

JSW Steel Ltd.	4,954	57,514

Jubilant Foodworks Ltd.	2,997	22,959

Kalyan Jewellers India Ltd.	3,561	23,320

Kotak Mahindra Bank Ltd.	8,963	217,301

Larsen & Toubro Ltd.	5,475	235,129

LTIMindtree Ltd., 144A	607	35,955

Lupin Ltd.	1,881	43,032

Macrotech Developers Ltd., 144A	2,258	37,614

Mahindra & Mahindra Ltd.	7,495	260,720

Mankind Pharma Ltd. *	1,080	31,144

Marico Ltd.	4,478	37,491

Maruti Suzuki India Ltd.	1,026	147,698

Max Healthcare Institute Ltd.	6,195	81,456

Mphasis Ltd.	852	25,476

MRF Ltd.	20	32,455

Muthoot Finance Ltd.	1,113	28,814

Nestle India Ltd.	2,781	77,871

NHPC Ltd.	24,205	24,724

NMDC Ltd.	18,974	15,780

NTPC Ltd.	35,200	137,345

Oberoi Realty Ltd.	1,075	21,937

Oil & Natural Gas Corp. Ltd.	24,435	68,358

Oil India Ltd.	4,107	20,483

Oracle Financial Services Software Ltd.	184	18,196

Page Industries Ltd.	48	26,015

PB Fintech Ltd. *	2,847	58,607

Persistent Systems Ltd.	847	55,804

Petronet LNG Ltd.	5,900	21,187

Phoenix Mills Ltd.	1,655	29,727

PI Industries Ltd.	564	25,201

Pidilite Industries Ltd.	1,160	42,119

Polycab India Ltd.	455	31,854

Power Finance Corp. Ltd.	11,639	55,213

Power Grid Corp. of India Ltd.	37,410	126,667

Prestige Estates Projects Ltd.	1,501	25,724

Punjab National Bank	20,720	25,622

Rail Vikas Nigam Ltd.	4,271	20,241

REC Ltd.	9,996	46,993

Reliance Industries Ltd., GDR, 144A	2,377	156,407

Reliance Industries Ltd.	39,842	661,542

Samvardhana Motherson International Ltd.	26,668	47,717

See Notes to Financial Statements.

DBX ETF Trust  |  53

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

SBI Cards & Payment Services Ltd.	2,332	25,099

SBI Life Insurance Co. Ltd., 144A	3,606	76,363

Shree Cement Ltd.	77	26,629

Shriram Finance Ltd.	11,452	85,560

Siemens Energy India Ltd. * (a)	798	23,109

Siemens Ltd.	768	29,307

Solar Industries India Ltd.	210	39,519

Sona Blw Precision Forgings Ltd., 144A	3,844	24,434

SRF Ltd.	1,094	36,575

State Bank of India	14,511	137,742

Sun Pharmaceutical Industries Ltd.	7,834	153,577

Sundaram Finance Ltd.	577	34,633

Supreme Industries Ltd.	445	21,561

Suzlon Energy Ltd. *	78,211	65,329

Tata Communications Ltd.	951	18,628

Tata Consultancy Services Ltd.	7,269	294,192

Tata Consumer Products Ltd.	4,915	63,540

Tata Elxsi Ltd.	254	19,113

Tata Motors Ltd.	16,121	135,543

Tata Power Co. Ltd.	13,561	62,247

Tata Steel Ltd.	59,759	112,444

Tech Mahindra Ltd.	4,228	77,762

Thermax Ltd.	230	9,106

Titan Co. Ltd.	2,863	118,936

Torrent Pharmaceuticals Ltd.	896	33,240

Torrent Power Ltd.	1,617	25,963

Trent Ltd. *	1,501	98,988

Tube Investments of India Ltd.	912	32,634

TVS Motor Co. Ltd.	1,908	62,001

UltraTech Cement Ltd.	927	121,433

Union Bank of India Ltd.	13,496	23,150

United Spirits Ltd.	2,205	39,168

UPL Ltd.	3,475	25,498

Varun Beverages Ltd.	10,982	61,080

Vedanta Ltd.	11,712	59,610

Vodafone Idea Ltd. *	206,018	16,660

Voltas Ltd.	1,728	25,499

Wipro Ltd.	10,212	29,794

Wipro Ltd., ADR	12,024	34,629

Yes Bank Ltd. *	122,907	30,851

Zydus Lifesciences Ltd.	1,637	17,790

(Cost $6,985,400)		12,446,768

Indonesia – 1.3%

Alamtri Resources Indonesia Tbk PT	75,789	10,235

Amman Mineral Internasional PT *	60,008	25,510

GoTo Gojek Tokopedia Tbk PT *	7,309,228	28,716

PT Astra International Tbk	173,374	51,618

	Number of Shares	Value $

PT Bank Central Asia Tbk	451,829	260,724

PT Bank Mandiri Persero Tbk	296,391	96,432

PT Bank Negara Indonesia Persero Tbk	118,770	32,737

PT Bank Rakyat Indonesia Persero Tbk	545,347	148,974

PT Barito Pacific Tbk	171,633	13,276

PT Chandra Asri Pacific Tbk *	69,810	39,962

PT Charoen Pokphand Indonesia Tbk	42,108	12,511

PT Indofood CBP Sukses Makmur Tbk	21,265	14,229

PT Indofood Sukses Makmur Tbk	34,636	16,744

PT Kalbe Farma Tbk *	194,327	18,073

PT Sumber Alfaria Trijaya Tbk *	143,418	21,394

PT Telkom Indonesia Persero Tbk *	412,611	71,428

PT United Tractors Tbk	11,700	16,124

(Cost $862,679)		878,687

Ireland – 0.8%

PDD Holdings, Inc., ADR *

(Cost $537,795)	5,597	540,167

Kazakhstan – 0.0%

Solidcore Resources PLC * (a)

(Cost $66,377)	4,065	0

Kuwait – 0.7%

Boubyan Bank KSCP	10,412	22,802

Gulf Bank KSCP	14,631	15,973

Kuwait Finance House KSCP	90,657	221,583

Mabanee Co KPSC	6,225	17,041

Mobile Telecommunications Co. KSCP	16,952	26,352

National Bank of Kuwait SAKP	66,097	205,927

(Cost $336,787)		509,678

Luxembourg – 0.1%

Reinet Investments SCA	1,236	33,489

Zabka Group SA *	2,535	15,313

(Cost $38,270)		48,802

Malaysia – 1.3%

AMMB Holdings Bhd	17,546	21,600

Axiata Group Bhd	25,099	12,088

Celcomdigi Bhd	24,660	21,552

CIMB Group Holdings Bhd	63,889	104,018

Gamuda Bhd	34,521	37,064

Genting Bhd	19,267	13,579

Hong Leong Bank Bhd	5,441	25,029

IHH Healthcare Bhd	15,750	25,532

IOI Corp. Bhd	23,994	20,293

Kuala Lumpur Kepong Bhd	3,239	14,823

Malayan Banking Bhd	44,818	102,977

Maxis Bhd	15,696	13,017

See Notes to Financial Statements.

54  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

MISC Bhd	12,700	22,437

MR DIY Group M Bhd, 144A	21,900	8,129

Nestle Malaysia Bhd	483	8,919

Petronas Chemicals Group Bhd	24,024	19,303

Petronas Dagangan Bhd	1,704	7,886

Petronas Gas Bhd	5,790	24,430

PPB Group Bhd	4,462	11,825

Press Metal Aluminium Holdings Bhd	32,350	38,305

Public Bank Bhd	119,910	121,417

QL Resources Bhd	16,650	17,602

RHB Bank Bhd	13,681	20,667

SD Guthrie Bhd	18,323	19,285

Sime Darby Bhd	24,923	9,954

Sunway Bhd	21,400	23,881

Telekom Malaysia Bhd	10,645	16,331

Tenaga Nasional Bhd	21,105	69,416

YTL Corp. Bhd	29,500	12,614

YTL Power International Bhd	22,000	16,539

(Cost $798,929)		880,512

Mexico – 2.0%

Alfa SAB de CV, Class A	31,202	24,372

America Movil SAB de CV,

Series B	147,234	124,416

Arca Continental SAB de CV	4,073	44,785

Cemex SAB de CV, Series CPO	118,334	81,021

Coca-Cola Femsa SAB de CV	4,436	42,132

Fibra Uno Administracion SA de CV REIT	20,991	29,534

Fomento Economico Mexicano SAB de CV	14,234	151,433

Gruma SAB de CV, Class B	1,263	23,801

Grupo Aeroportuario del Centro Norte SAB de CV	2,201	27,221

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,214	73,894

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,453	46,629

Grupo Bimbo SAB de CV, Series A	11,636	32,521

Grupo Carso SAB de CV, Series A1	4,826	30,758

Grupo Comercial Chedraui SA de CV	1,992	14,412

Grupo Financiero Banorte SAB de CV, Class O	20,399	180,326

Grupo Financiero Inbursa SAB de CV, Class O	13,829	34,658

Grupo Mexico SAB de CV, Series B	24,982	136,966

Industrias Penoles SAB de CV *	1,708	36,099

Kimberly-Clark de Mexico SAB de CV, Class A	12,084	21,463

Prologis Property Mexico SA de CV REIT	9,222	35,303

	Number of Shares	Value $

Promotora y Operadora de Infraestructura SAB de CV	1,457	16,358

Qualitas Controladora SAB de CV	1,667	18,033

Wal-Mart de Mexico SAB de CV	41,171	135,213

(Cost $1,142,003)		1,361,348

Netherlands – 0.0%

Nebius Group N.V., Class A * (a)	4,277	0

NEPI Rockcastle NV *	4,274	32,868

(Cost $352,476)		32,868

Peru – 0.2%

Cia de Minas Buenaventura SAA, ADR	1,414	21,182

Credicorp Ltd.	530	112,259

(Cost $105,780)		133,441

Philippines – 0.5%

Ayala Corp.	2,324	24,159

Ayala Land, Inc.	45,224	18,642

Bank of the Philippine Islands	17,186	42,846

BDO Unibank, Inc.	20,663	59,624

International Container Terminal Services, Inc.	8,501	62,468

Jollibee Foods Corp.	3,123	12,482

Manila Electric Co.	2,360	23,264

Metropolitan Bank & Trust Co.	15,952	21,028

PLDT, Inc.	456	9,938

SM Investments Corp.	1,923	28,779

SM Prime Holdings, Inc.	70,379	28,444

(Cost $292,076)		331,674

Poland – 1.1%

Allegro.eu SA, 144A *	4,904	45,128

Bank Millennium SA *	4,782	18,576

Bank Polska Kasa Opieki SA	1,499	73,808

Budimex SA *	98	16,332

CCC SA *	430	25,090

CD Projekt SA	510	30,221

Dino Polska SA, 144A *	384	56,384

KGHM Polska Miedz SA	1,209	39,696

LPP SA	8	30,820

mBank SA *	121	26,508

ORLEN SA	4,748	93,284

PGE Polska Grupa Energetyczna SA *	7,490	18,686

Powszechna Kasa Oszczednosci Bank Polski SA	7,147	143,740

Powszechny Zaklad Ubezpieczen SA	4,851	79,289

Santander Bank Polska SA	337	45,071

(Cost $597,181)		742,633

Qatar – 0.7%

Al Rayan Bank	48,069	29,546

Barwa Real Estate Co.	19,846	15,698

See Notes to Financial Statements.

DBX ETF Trust  |  55

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Commercial Bank PSQC	28,547	36,058

Dukhan Bank	10,641	10,527

Industries Qatar QSC	11,237	36,572

Mesaieed Petrochemical Holding Co.	39,417	14,442

Ooredoo QPSC	7,304	24,775

Qatar Electricity & Water Co. QSC	3,702	16,105

Qatar Fuel QSC	5,395	22,226

Qatar Gas Transport Co. Ltd.	21,403	28,157

Qatar International Islamic Bank QSC	8,835	25,503

Qatar Islamic Bank QPSC	14,061	81,485

Qatar National Bank QPSC	36,362	169,277

(Cost $419,909)		510,371

Russia – 0.0%

Alrosa PJSC * (a)	34,709	0

Gazprom PJSC * (a)	164,723	0

GMK Norilskiy Nickel PAO * (a)	88,300	0

Inter RAO UES PJSC * (a)	490,959	0

LUKOIL PJSC * (a)	5,651	0

Magnit PJSC * (a)	933	0

Mobile TeleSystems PJSC, ADR * (a)	6,594	0

Moscow Exchange MICEX-RTS PJSC * (a)	20,735	0

Novatek PJSC * (a)	12,810	0

Novolipetsk Steel PJSC * (a)	21,183	0

Ozon Holdings PLC, ADR * (a)	700	0

PhosAgro PJSC * (a)	713	0

PhosAgro PJSC, GDR * (a)	13	0

Polyus PJSC * (a)	4,760	0

Rosneft Oil Co. PJSC * (a)	14,582	0

Sberbank of Russia PJSC * (a)	146,997	0

Severstal PAO * (a)	707	0

Severstal PAO, GDR * (a)	2,248	0

Surgutneftegas PAO * (a)	68,300	0

Surgutneftegas PAO, ADR * (a)	2,000	0

Tatneft PJSC * (a)	17,973	0

TKS Holding MKPAO JSC * (a)	58	0

United Co. RUSAL International

PJSC * (a)	39,327	0

VK IPJSC, GDR * (a)	1,643	0

VK IPJSC * (a)	48	0

VTB Bank PJSC * (a)	9,756	0

X5 Retail Group NV, GDR * (a)	1,749	0

(Cost $2,514,228)		0

Saudi Arabia – 3.5%

ACWA Power Co. *	1,208	83,396

Ades Holding Co.	3,069	11,420

Al Rajhi Bank	15,672	380,558

Al Rajhi Co. For Co.-Operative Insurance *	355	10,693

	Number of Shares	Value $

Alinma Bank	10,194	70,240

Almarai Co. JSC	4,075	55,721

Arab National Bank	7,581	43,769

Arabian Internet & Communications Services Co.	212	14,873

Bank AlBilad	6,327	43,595

Bank Al-Jazira *	4,880	16,624

Banque Saudi Fransi	9,483	43,678

Bupa Arabia for Cooperative Insurance Co.	708	31,516

Co. for Cooperative Insurance	669	24,715

Dallah Healthcare Co.	315	9,958

Dar Al Arkan Real Estate Development Co. *	4,069	21,713

Dr Sulaiman Al Habib Medical Services Group Co.	656	45,777

Elm Co.	184	50,232

Etihad Etisalat Co.	2,828	44,927

Jarir Marketing Co.	5,755	19,727

Mouwasat Medical Services Co.	925	17,900

Nahdi Medical Co.	371	12,065

Riyad Bank	11,952	92,547

SABIC Agri-Nutrients Co.	1,940	49,590

Sahara International Petrochemical Co.	3,209	16,166

SAL Saudi Logistics Services	227	10,770

Saudi Arabian Mining Co. *	10,846	147,441

Saudi Arabian Oil Co., 144A	48,769	324,984

Saudi Aramco Base Oil Co.	379	10,062

Saudi Awwal Bank	7,693	69,206

Saudi Basic Industries Corp.	6,882	102,176

Saudi Electricity Co.	5,648	21,317

Saudi Industrial Investment Group	3,178	14,011

Saudi Investment Bank	5,435	21,441

Saudi Kayan Petrochemical Co. *	3,480	4,666

Saudi National Bank	24,058	222,519

Saudi Research & Media Group *	302	11,543

Saudi Tadawul Group Holding Co.	441	20,547

Saudi Telecom Co.	16,249	181,476

Yanbu National Petrochemical Co.	2,602	20,668

(Cost $1,989,384)		2,394,227

Singapore – 0.5%

BOC Aviation Ltd., 144A	1,785	14,444

Trip.com Group Ltd.	4,965	312,802

(Cost $185,394)		327,246

South Africa – 2.8%

Absa Group Ltd.	6,889	66,398

Aspen Pharmacare Holdings Ltd.	3,360	22,637

Bid Corp. Ltd.	2,848	75,438

Bidvest Group Ltd.	2,528	34,244

See Notes to Financial Statements.

56  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Capitec Bank Holdings Ltd.	688	131,858

Clicks Group Ltd.	1,958	42,266

Discovery Ltd.	4,415	53,542

FirstRand Ltd.	39,954	165,548

Gold Fields Ltd.	7,178	161,806

Harmony Gold Mining Co. Ltd.	4,740	67,413

Impala Platinum Holdings Ltd. *	7,340	52,703

Kumba Iron Ore Ltd.	583	9,553

MTN Group Ltd.	13,676	95,065

Naspers Ltd., Class N	1,329	381,635

Nedbank Group Ltd.	3,760	53,423

Old Mutual Ltd.	31,528	20,460

OUTsurance Group Ltd.	7,728	32,640

Pepkor Holdings Ltd., 144A	19,738	32,040

Remgro Ltd.	3,790	33,612

Sanlam Ltd.	14,145	69,708

Sasol Ltd. *	4,920	22,222

Shoprite Holdings Ltd.	3,913	63,541

Standard Bank Group Ltd.	10,406	134,970

Valterra Platinum Ltd.	745	29,196

Vodacom Group Ltd.	4,796	36,744

Woolworths Holdings Ltd.	7,525	24,522

(Cost $2,032,176)		1,913,184

South Korea – 9.0%

Alteogen, Inc. *	328	78,452

Amorepacific Corp.	226	21,901

Celltrion, Inc.	1,259	146,915

CJ CheilJedang Corp.	72	12,081

Coway Co. Ltd.	495	31,895

DB Insurance Co. Ltd.	400	29,137

Doosan Bobcat, Inc.	506	17,237

Doosan Enerbility Co. Ltd. *	3,722	108,852

Ecopro BM Co. Ltd. *	361	23,470

Ecopro Co. Ltd.	872	27,050

Hana Financial Group, Inc.	2,256	118,875

Hanjin Kal Corp.	173	17,718

Hankook Tire & Technology Co. Ltd.	508	14,176

Hanmi Semiconductor Co. Ltd.	395	23,018

Hanwha Aerospace Co. Ltd.	276	162,235

Hanwha Ocean Co. Ltd. *	806	45,566

Hanwha Systems Co. Ltd.	609	20,040

HD Hyundai Co. Ltd.	307	24,855

HD Hyundai Electric Co. Ltd.	197	54,115

HD Hyundai Heavy Industries Co. Ltd. *	183	53,784

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	347	79,601

HLB, Inc. *	866	34,271

HMM Co. Ltd.	2,180	33,655

HYBE Co. Ltd. *	170	32,775

Hyundai Glovis Co. Ltd.	343	28,192

	Number of Shares	Value $

Hyundai Mobis Co. Ltd.	468	85,819

Hyundai Motor Co.	1,083	145,452

Hyundai Rotem Co. Ltd.	649	68,865

Industrial Bank of Korea	2,475	28,235

Kakao Corp.	2,451	75,855

KakaoBank Corp.	1,538	26,196

KB Financial Group, Inc.	3,009	227,469

Kia Corp.	1,939	125,641

Korea Aerospace Industries Ltd.	556	33,690

Korea Electric Power Corp.	2,211	48,637

Korea Investment Holdings Co. Ltd.	290	22,701

Korea Zinc Co. Ltd.	34	18,014

Korean Air Lines Co. Ltd.	1,584	25,832

Krafton, Inc. *	239	63,920

KT&G Corp.	776	67,605

LG Chem Ltd.	413	59,060

LG Corp.	628	32,317

LG Display Co. Ltd. *	2,523	15,745

LG Electronics, Inc.	899	46,328

LG Energy Solution Ltd. *	384	79,600

LG H&H Co. Ltd.	67	15,831

LG Innotek Co. Ltd.	128	13,443

LG Uplus Corp.	1,105	10,251

LS Electric Co. Ltd.	122	22,327

Meritz Financial Group, Inc.	658	53,271

Mirae Asset Securities Co. Ltd.	1,655	18,653

NAVER Corp.	1,165	158,322

NH Investment & Securities Co. Ltd.	1,085	13,558

Orion Corp.	154	12,323

POSCO Future M Co. Ltd. *	291	24,593

POSCO Holdings, Inc.	588	106,545

Posco International Corp.	431	15,323

Samsung Biologics Co. Ltd., 144A *	141	105,466

Samsung C&T Corp.	688	74,699

Samsung Electro-Mechanics Co. Ltd.	471	41,716

Samsung Electronics Co. Ltd.	38,169	1,554,757

Samsung Fire & Marine Insurance Co. Ltd.	250	73,295

Samsung Heavy Industries Co. Ltd. *	5,492	67,272

Samsung Life Insurance Co. Ltd.	614	44,013

Samsung SDI Co. Ltd.	491	60,107

Samsung SDS Co. Ltd.	337	31,802

Samyang Foods Co. Ltd.	33	26,573

Shinhan Financial Group Co. Ltd.	3,454	145,450

SK Biopharmaceuticals Co. Ltd.*	295	19,885

SK Hynix, Inc.	4,395	651,430

SK Innovation Co. Ltd.	572	37,105

See Notes to Financial Statements.

DBX ETF Trust  |  57

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

SK Square Co. Ltd. *	771	64,152

SK Telecom Co. Ltd.	470	17,544

SK, Inc.	292	34,645

SKC Co. Ltd. *	185	11,947

S-Oil Corp.	343	13,524

Woori Financial Group, Inc.	5,248	73,298

Yuhan Corp.	440	33,262

(Cost $3,577,380)		6,183,229

Taiwan – 17.9%

Accton Technology Corp.	4,347	108,064

Acer, Inc.	22,359	25,889

Advantech Co. Ltd.	4,166	47,542

Airtac International Group	1,201	37,390

Alchip Technologies Ltd.	682	63,948

ASE Technology Holding Co. Ltd.	26,055	119,979

Asia Cement Corp.	19,771	27,609

Asia Vital Components Co. Ltd.	2,880	59,583

Asustek Computer, Inc.	6,014	125,423

AUO Corp. *	42,118	18,059

Catcher Technology Co. Ltd.	4,902	34,350

Cathay Financial Holding Co. Ltd.	75,612	150,878

Chailease Holding Co. Ltd.	12,313	49,920

Chang Hwa Commercial Bank Ltd.	49,566	30,184

Cheng Shin Rubber Industry Co. Ltd.	11,914	20,196

China Airlines Ltd.	18,002	13,305

China Steel Corp.	89,914	59,256

Chunghwa Telecom Co. Ltd.	29,772	128,651

Compal Electronics, Inc.	27,941	26,851

CTBC Financial Holding Co. Ltd.	135,026	184,054

Delta Electronics, Inc.	16,064	200,475

E Ink Holdings, Inc.	6,948	49,151

E.Sun Financial Holding Co. Ltd.	111,563	110,936

Eclat Textile Co. Ltd. *	1,653	23,801

Elite Material Co. Ltd.	2,516	62,882

eMemory Technology, Inc.	533	42,774

Eva Airways Corp.	19,709	26,865

Evergreen Marine Corp. Taiwan Ltd.	8,688	70,882

Far Eastern New Century Corp.	25,694	28,122

Far EasTone Telecommunications Co. Ltd.	15,325	44,233

Feng TAY Enterprise Co. Ltd.	4,388	17,790

First Financial Holding Co. Ltd.	91,398	82,497

Formosa Chemicals & Fibre Corp.	22,831	18,246

Formosa Plastics Corp.	32,231	37,320

Fortune Electric Co. Ltd.	867	13,293

Fubon Financial Holding Co. Ltd.	67,408	179,044

Gigabyte Technology Co. Ltd.	4,487	41,324

Global Unichip Corp.	774	30,089

	Number of Shares	Value $

Globalwafers Co. Ltd.	1,704	17,911

Hon Hai Precision Industry Co. Ltd.	99,633	518,636

Hotai Motor Co. Ltd.	2,515	53,542

Hua Nan Financial Holdings Co. Ltd.	72,929	64,002

Innolux Corp.	64,932	26,433

International Games System Co. Ltd.	2,170	61,041

Inventec Corp.	23,145	32,553

Jentech Precision Industrial Co. Ltd.	742	33,549

KGI Financial Holding Co. Ltd.	124,192	71,693

Largan Precision Co. Ltd.	890	68,750

Lite-On Technology Corp.	17,660	59,812

Lotes Co. Ltd.	741	32,515

MediaTek, Inc.	12,354	519,413

Mega Financial Holding Co. Ltd.	92,480	122,356

Micro-Star International Co. Ltd.	6,111	29,058

Nan Ya Plastics Corp.	40,807	39,012

Nien Made Enterprise Co. Ltd.	1,519	21,947

Novatek Microelectronics Corp.	4,965	85,488

Pegatron Corp.	14,533	40,687

PharmaEssentia Corp. *	2,100	35,037

Pou Chen Corp.	20,336	21,172

President Chain Store Corp.	5,004	42,662

Quanta Computer, Inc. *	21,366	193,565

Realtek Semiconductor Corp.	4,281	77,282

Ruentex Development Co. Ltd.	9,601	9,579

Shanghai Commercial & Savings

Bank Ltd.	28,517	44,295

Shin Kong Financial Holding Co. Ltd. *	120,583	48,485

SinoPac Financial Holdings Co. Ltd.	84,596	64,784

Synnex Technology International Corp.	11,129	26,441

Taishin Financial Holding Co. Ltd.	92,087	52,698

Taiwan Business Bank	60,875	29,962

Taiwan Cooperative Financial Holding Co. Ltd.	80,617	64,561

Taiwan High Speed Rail Corp.	10,015	9,173

Taiwan Mobile Co. Ltd.	14,741	56,075

Taiwan Semiconductor Manufacturing Co. Ltd.	198,527	6,405,913

TCC Group Holdings Co. Ltd.	56,348	55,185

Unimicron Technology Corp.	9,795	34,645

Uni-President Enterprises Corp.	37,645	99,990

United Microelectronics Corp.	92,638	144,513

Vanguard International Semiconductor Corp.	8,994	25,090

Voltronic Power Technology Corp.	541	24,371

Wan Hai Lines Ltd.	4,683	16,876

See Notes to Financial Statements.

58  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Wistron Corp.	21,648	84,155

Wiwynn Corp.	842	67,993

WPG Holdings Ltd.	13,102	30,778

Yageo Corp.	3,397	55,543

Yang Ming Marine Transport Corp.	14,261	37,879

Yuanta Financial Holding Co. Ltd.	82,276	86,069

Zhen Ding Technology Holding Ltd.	4,188	14,394

(Cost $4,021,695)		12,268,418

Thailand – 1.0%

Advanced Info Service PCL, NVDR	8,573	74,690

Airports of Thailand PCL, NVDR	34,800	35,248

Bangkok Dusit Medical Services PCL, NVDR	90,900	59,534

Bumrungrad Hospital PCL, NVDR	5,200	22,177

Central Pattana PCL, NVDR	17,300	23,978

Charoen Pokphand Foods PCL, NVDR	34,269	25,576

CP ALL PCL, NVDR	41,749	59,773

CP AXTRA PCL	17,016	9,745

Delta Electronics Thailand PCL, NVDR	25,580	81,039

Gulf Development PCL *	34,211	46,897

Home Product Center PCL, NVDR	30,100	7,060

Kasikornbank PCL, NVDR	4,003	18,779

Krung Thai Bank PCL, NVDR	32,329	21,863

Minor International PCL, NVDR	27,447	20,735

PTT Exploration & Production PCL, NVDR	10,083	30,101

PTT Oil & Retail Business PCL, NVDR	26,200	9,418

PTT PCL	500	457

PTT PCL, NVDR	79,780	72,301

SCB X PCL, NVDR	6,698	24,178

Siam Cement PCL	2,878	14,553

Siam Cement PCL	2,558	12,935

TMBThanachart Bank PCL, NVDR	206,800	12,095

True Corp. PCL, NVDR *	91,272	34,754

(Cost $824,855)		717,886

Turkey – 0.5%

Akbank TAS	27,174	35,307

Aselsan Elektronik Sanayi Ve Ticaret AS	10,043	33,191

BIM Birlesik Magazalar AS	3,707	44,997

Coca-Cola Icecek AS	7,027	8,738

Eregli Demir ve Celik Fabrikalari TAS *	32,759	19,581

Ford Otomotiv Sanayi AS	5,738	11,728

	Number of Shares	Value $

Haci Omer Sabanci Holding AS	9,274	18,281

KOC Holding AS	5,990	21,645

Pegasus Hava Tasimaciligi AS *	1,826	11,234

Sasa Polyester Sanayi AS *	72,384	6,054

Turk Hava Yollari AO *	4,501	31,364

Turkcell Iletisim Hizmetleri AS	10,062	24,338

Turkiye Is Bankasi AS, Class C	80,043	21,943

Turkiye Petrol Rafinerileri AS	6,827	21,588

Turkiye Sise ve Cam Fabrikalari AS	12,908	10,863

Yapi ve Kredi Bankasi AS *	25,797	16,749

(Cost $366,723)		337,601

United Arab Emirates – 1.5%

Abu Dhabi Commercial Bank PJSC	23,911	78,640

Abu Dhabi Islamic Bank PJSC	11,117	58,052

Abu Dhabi National Oil Co. for Distribution PJSC	27,496	27,174

ADNOC Drilling Co. PJSC	26,026	37,200

Adnoc Gas PLC	50,240	44,864

Aldar Properties PJSC	32,279	73,030

Americana Restaurants International PLC - Foreign Co.	18,057	10,029

Dubai Electricity & Water Authority PJSC	46,777	34,768

Dubai Islamic Bank PJSC	23,995	53,896

Emaar Development PJSC	8,831	32,218

Emaar Properties PJSC	54,209	194,078

Emirates NBD Bank PJSC	15,116	92,186

Emirates Telecommunications Group Co. PJSC	27,899	130,494

First Abu Dhabi Bank PJSC	35,333	154,876

Multiply Group PJSC *	25,358	16,086

Salik Co PJSC	15,085	23,492

(Cost $678,439)		1,061,083

United Kingdom – 0.3%

Anglogold Ashanti PLC

(Cost $61,042)	4,023	172,263

United States – 0.3%

BeOne Medicines Ltd. *	6,390	122,648

Legend Biotech Corp., ADR *	576	16,675

Southern Copper Corp.	738	67,092

(Cost $163,224)		206,415

TOTAL COMMON STOCKS

(Cost $45,008,299)		65,715,691

PREFERRED STOCKS – 1.7%

Brazil – 1.2%

Banco Bradesco SA	43,448	123,063

Centrais Eletricas Brasileiras SA, Class B	1,548	12,713

Cia Energetica de Minas Gerais	14,238	26,985

See Notes to Financial Statements.

DBX ETF Trust  |  59

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Companhia Paranaense de Energia, Class B	10,199	22,593

Gerdau SA	9,692	25,842

Itau Unibanco Holding SA	43,051	281,738

Itausa SA	49,355	95,526

Klabin SA	2	1

Petroleo Brasileiro SA	38,561	208,328

(Cost $589,085)		796,789

Chile – 0.0%

Sociedad Quimica y Minera de Chile SA, Class B *

(Cost $22,842)	1,243	37,134

Colombia – 0.1%

Grupo Cibest SA

(Cost $35,584)	3,821	39,359

Russia – 0.0%

Surgutneftegas PAO * (a)

(Cost $55,822)	101,715	0

South Korea – 0.4%

Hyundai Motor Co.	192	20,582

Hyundai Motor Co. - 2nd Preferred	321	34,363

Samsung Electronics Co. Ltd.	6,553	218,956

(Cost $137,172)		273,901

TOTAL PREFERRED STOCKS

(Cost $840,505)		1,147,183

	Number of Shares	Value $

RIGHTS – 0.0%

South Korea – 0.0%

Hanwha Aerospace Co. Ltd. * , expires 7/7/25

(Cost $0)	18	1,657

WARRANTS – 0.0%

Malaysia – 0.0%

YTL Corp. Bhd * (a), expires 12/31/99	5,900	0

YTL Power International Bhd * (a), expires 12/31/99	4,400	0

(Cost $0)		0

Thailand – 0.0%

BTS Group Holdings PCL * , expires 11/20/26	23,669	15

Srisawad Corp. PCL * , expires 8/29/25	432	2

(Cost $0)		17

TOTAL WARRANTS

(Cost $0)		17

CASH EQUIVALENTS – 1.2%

DWS Government Money Market

Series “Institutional Shares”, 4.26% (b)

(Cost $855,034)	855,034	855,034

TOTAL INVESTMENTS – 98.9%

(Cost $46,703,838)		67,719,582

Other assets and liabilities, net – 1.1%		769,664

NET ASSETS – 100.0%		68,489,246

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

13,930	—	(13,930	) (d)	—	—	625	—	—	—

CASH EQUIVALENTS – 1.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

1,063,663	15,369,282	(15,577,911)		—	—	50,886	—	855,034	855,034

1,077,593	15,369,282	(15,591,841)		—	—	51,511	—	855,034	855,034

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

See Notes to Financial Statements.

60  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	36	2,036,711	2,068,740	6/20/2025	32,029

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citigroup Global Markets	6/3/2025	AED	506,000	USD	137,774	11	—

JP Morgan & Chase Co.	6/3/2025	AED	3,200,500	USD	871,435	70	—

RBC Capital Markets	6/3/2025	CZK	2,629,610	USD	119,883	57	—

The Bank of New York Mellon	6/3/2025	EUR	385,800	USD	439,324	1,183	—

The Bank of New York Mellon	6/3/2025	HKD	138,222,100	USD	17,831,428	198,282	—

RBC Capital Markets	6/3/2025	HUF	78,082,600	USD	219,096	—	(364)

JP Morgan & Chase Co.	6/3/2025	KWD	177,000	USD	577,578	699	—

Bank of America	6/3/2025	MXN	1,019,000	USD	51,846	—	(671)

Bank of America	6/3/2025	MXN	27,225,600	USD	1,383,650	—	(19,486)

JP Morgan & Chase Co.	6/3/2025	PHP	6,924,000	USD	123,846	—	(243)

RBC Capital Markets	6/3/2025	PHP	13,373,600	USD	239,215	—	(461)

RBC Capital Markets	6/3/2025	PLN	219,000	USD	58,118	—	(386)

RBC Capital Markets	6/3/2025	PLN	2,663,300	USD	706,497	—	(4,984)

JP Morgan & Chase Co.	6/3/2025	QAR	2,081,400	USD	571,433	—	(238)

Citigroup Global Markets	6/3/2025	SAR	10,925,000	USD	2,911,548	—	(396)

Goldman Sachs & Co.	6/3/2025	TRY	15,267,200	USD	382,064	—	(6,033)

Citigroup Global Markets	6/3/2025	USD	137,762	AED	506,000	1	—

JP Morgan & Chase Co.	6/3/2025	USD	37,386	AED	137,300	—	(5)

JP Morgan & Chase Co.	6/3/2025	USD	833,978	AED	3,063,200	7	—

RBC Capital Markets	6/3/2025	USD	119,699	CZK	2,629,610	126	—

Morgan Stanley Capital	6/3/2025	USD	405,398	EUR	357,100	150	—

The Bank of New York Mellon	6/3/2025	USD	17,082	EUR	15,000	—	(47)

The Bank of New York Mellon	6/3/2025	USD	15,518	EUR	13,700	41	—

RBC Capital Markets	6/3/2025	USD	15,703,031	HKD	123,136,100	5,578	—

The Bank of New York Mellon	6/3/2025	USD	605,464	HKD	4,736,000	—	(1,287)

The Bank of New York Mellon	6/3/2025	USD	1,335,215	HKD	10,350,000	—	(14,854)

RBC Capital Markets	6/3/2025	USD	219,413	HUF	78,082,600	47	—

See Notes to Financial Statements.

DBX ETF Trust  |  61

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	6/3/2025	USD	26,149	KWD	8,000	—	(75)

JP Morgan & Chase Co.	6/3/2025	USD	550,758	KWD	169,000	48	—

Bank of America	6/3/2025	USD	1,401,551	MXN	27,198,500	188	—

Bank of America	6/3/2025	USD	53,897	MXN	1,046,100	17	—

JP Morgan & Chase Co.	6/3/2025	USD	350,604	PHP	19,545,800	—	(312)

RBC Capital Markets	6/3/2025	USD	13,500	PHP	751,800	—	(26)

RBC Capital Markets	6/3/2025	USD	28,478	PLN	106,800	53	—

RBC Capital Markets	6/3/2025	USD	741,498	PLN	2,775,500	—	(43)

JP Morgan & Chase Co.	6/3/2025	USD	19,227	QAR	70,000	—	(1)

JP Morgan & Chase Co.	6/3/2025	USD	20,440	QAR	74,500	22	—

JP Morgan & Chase Co.	6/3/2025	USD	531,969	QAR	1,936,900	13	—

Citigroup Global Markets	6/3/2025	USD	2,786,241	SAR	10,453,000	—	(104)

Citigroup Global Markets	6/3/2025	USD	125,803	SAR	472,000	4	—

Goldman Sachs & Co.	6/3/2025	USD	16,473	TRY	658,000	253	—

Goldman Sachs & Co.	6/3/2025	USD	13,773	TRY	541,100	—	(18)

Goldman Sachs & Co.	6/3/2025	USD	358,069	TRY	14,068,100	—	(454)

Citigroup Global Markets	6/3/2025	USD	230,098	ZAR	4,155,000	909	—

Goldman Sachs & Co.	6/3/2025	USD	2,007,155	ZAR	36,215,100	6,308	—

Goldman Sachs & Co.	6/3/2025	USD	86,384	ZAR	1,552,700	—	(58)

Citigroup Global Markets	6/3/2025	ZAR	380,000	USD	20,376	—	(751)

Citigroup Global Markets	6/3/2025	ZAR	3,775,000	USD	202,417	—	(7,463)

Goldman Sachs & Co.	6/3/2025	ZAR	37,767,800	USD	2,025,219	—	(74,570)

JP Morgan & Chase Co.	6/4/2025	BRL	7,227,700	USD	1,267,142	4,620	—

RBC Capital Markets	6/4/2025	BRL	8,818,600	USD	1,545,977	5,560	—

Goldman Sachs & Co.	6/4/2025	CLP	159,278,000	USD	166,499	—	(1,843)

RBC Capital Markets	6/4/2025	CLP	160,863,300	USD	168,031	—	(1,987)

JP Morgan & Chase Co.	6/4/2025	CNH	20,163,400	USD	2,778,091	—	(21,240)

Citigroup Global Markets	6/4/2025	EGP	2,317,000	USD	44,820	—	(1,666)

JP Morgan & Chase Co.	6/4/2025	IDR	6,458,547,000	USD	388,624	—	(7,775)

RBC Capital Markets	6/4/2025	IDR	8,065,795,800	USD	485,382	—	(9,664)

JP Morgan & Chase Co.	6/4/2025	INR	493,584,800	USD	5,824,353	57,724	—

JP Morgan & Chase Co.	6/4/2025	INR	41,618,000	USD	490,848	4,618	—

RBC Capital Markets	6/4/2025	INR	577,425,800	USD	6,814,989	68,832	—

JP Morgan & Chase Co.	6/4/2025	THB	24,850,600	USD	746,825	—	(10,429)

RBC Capital Markets	6/4/2025	THB	3,559,100	USD	106,921	—	(1,533)

JP Morgan & Chase Co.	6/4/2025	TWD	254,001,200	USD	7,990,726	—	(487,791)

RBC Capital Markets	6/4/2025	TWD	155,108,600	USD	4,878,258	—	(299,241)

JP Morgan & Chase Co.	6/4/2025	USD	1,260,356	BRL	7,227,700	2,165	—

RBC Capital Markets	6/4/2025	USD	1,438,192	BRL	8,224,300	—	(1,586)

RBC Capital Markets	6/4/2025	USD	105,025	BRL	594,300	—	(1,213)

Goldman Sachs & Co.	6/4/2025	USD	168,501	CLP	159,278,000	—	(159)

RBC Capital Markets	6/4/2025	USD	12,525	CLP	11,857,100	7	—

RBC Capital Markets	6/4/2025	USD	157,837	CLP	149,006,200	—	(352)

JP Morgan & Chase Co.	6/4/2025	USD	2,637,965	CNH	18,997,700	—	(471)

JP Morgan & Chase Co.	6/4/2025	USD	59,938	CNH	435,000	454	—

JP Morgan & Chase Co.	6/4/2025	USD	101,552	CNH	730,700	—	(107)

Citigroup Global Markets	6/4/2025	USD	46,580	EGP	2,317,000	—	(93)

JP Morgan & Chase Co.	6/4/2025	USD	856,433	IDR	13,986,404,200	1,997	—

RBC Capital Markets	6/4/2025	USD	32,896	IDR	537,938,600	121	—

JP Morgan & Chase Co.	6/4/2025	USD	6,255,292	INR	535,202,800	—	(2,434)

RBC Capital Markets	6/4/2025	USD	481,106	INR	41,208,500	339	—

See Notes to Financial Statements.

62  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/4/2025	USD	6,267,018	INR	536,217,300	—	(2,307)

JP Morgan & Chase Co.	6/4/2025	USD	725,274	THB	23,798,400	—	(82)

JP Morgan & Chase Co.	6/4/2025	USD	32,240	THB	1,052,200	—	(177)

RBC Capital Markets	6/4/2025	USD	108,443	THB	3,559,100	11	—

JP Morgan & Chase Co.	6/4/2025	USD	757,873	TWD	24,139,000	47,883	—

JP Morgan & Chase Co.	6/4/2025	USD	477,214	TWD	14,258,200	—	(1,278)

JP Morgan & Chase Co.	6/4/2025	USD	7,220,496	TWD	215,604,000	—	(23,671)

RBC Capital Markets	6/4/2025	USD	5,191,572	TWD	155,108,600	—	(14,073)

Goldman Sachs & Co.	6/5/2025	COP	388,992,400	USD	91,676	—	(1,890)

JP Morgan & Chase Co.	6/5/2025	KRW	4,377,350,700	USD	3,086,467	—	(87,388)

RBC Capital Markets	6/5/2025	KRW	5,315,974,600	USD	3,745,830	—	(108,587)

RBC Capital Markets	6/5/2025	MYR	4,304,500	USD	1,000,117	—	(11,366)

Goldman Sachs & Co.	6/5/2025	USD	93,401	COP	388,992,400	165	—

JP Morgan & Chase Co.	6/5/2025	USD	200,997	KRW	285,824,000	6,243	—

JP Morgan & Chase Co.	6/5/2025	USD	2,965,756	KRW	4,091,526,700	859	—

RBC Capital Markets	6/5/2025	USD	3,601,724	KRW	4,967,548,600	62	—

RBC Capital Markets	6/5/2025	USD	253,856	KRW	348,426,000	—	(1,225)

RBC Capital Markets	6/5/2025	USD	976,004	MYR	4,145,100	—	(1,977)

RBC Capital Markets	6/5/2025	USD	37,576	MYR	159,400	—	(120)

Citigroup Global Markets	7/2/2025	AED	506,000	USD	137,773	—	(1)

Citigroup Global Markets	7/2/2025	AED	504,000	USD	137,225	—	(5)

JP Morgan & Chase Co.	7/2/2025	AED	3,063,200	USD	834,046	—	(6)

RBC Capital Markets	7/2/2025	CZK	2,629,610	USD	119,793	—	(130)

JP Morgan & Chase Co.	7/2/2025	EUR	23,000	USD	26,159	—	(10)

Morgan Stanley Capital	7/2/2025	EUR	357,100	USD	406,151	—	(159)

RBC Capital Markets	7/2/2025	HUF	78,082,600	USD	219,082	—	(54)

JP Morgan & Chase Co.	7/2/2025	KWD	169,000	USD	551,153	—	(104)

Bank of America	7/2/2025	MXN	478,000	USD	24,540	—	(4)

Bank of America	7/2/2025	MXN	27,198,500	USD	1,396,363	—	(223)

JP Morgan & Chase Co.	7/2/2025	PHP	19,545,800	USD	350,264	197	—

RBC Capital Markets	7/2/2025	PLN	168,000	USD	44,832	—	(17)

RBC Capital Markets	7/2/2025	PLN	2,775,500	USD	740,967	17	—

JP Morgan & Chase Co.	7/2/2025	QAR	1,936,900	USD	532,057	—	(47)

Citigroup Global Markets	7/2/2025	SAR	10,453,000	USD	2,785,016	—	(94)

JP Morgan & Chase Co.	7/2/2025	THB	23,798,400	USD	725,716	—	(1,136)

RBC Capital Markets	7/2/2025	THB	3,559,100	USD	108,509	—	(193)

Goldman Sachs & Co.	7/2/2025	TRY	14,068,100	USD	347,003	386	—

JP Morgan & Chase Co.	7/2/2025	USD	13,050	KWD	4,000	—	(3)

Citigroup Global Markets	7/2/2025	USD	270,721	SAR	1,016,000	—	(17)

JP Morgan & Chase Co.	7/2/2025	USD	21,369	THB	700,000	11	—

Citigroup Global Markets	7/2/2025	ZAR	4,155,000	USD	229,607	—	(904)

Goldman Sachs & Co.	7/2/2025	ZAR	36,215,100	USD	2,002,881	—	(6,262)

JP Morgan & Chase Co.	7/3/2025	BRL	7,227,700	USD	1,252,159	—	(1,816)

RBC Capital Markets	7/3/2025	BRL	8,224,300	USD	1,428,812	1,932	—

Goldman Sachs & Co.	7/3/2025	CLP	159,278,000	USD	168,504	162	—

RBC Capital Markets	7/3/2025	CLP	149,006,200	USD	157,841	354	—

JP Morgan & Chase Co.	7/3/2025	CNH	18,997,700	USD	2,643,397	—	(297)

JP Morgan & Chase Co.	7/3/2025	CNH	663,000	USD	92,254	—	(8)

Goldman Sachs & Co.	7/3/2025	COP	388,992,400	USD	93,127	—	(137)

RBC Capital Markets	7/3/2025	HKD	123,136,100	USD	15,748,117	—	(6,404)

RBC Capital Markets	7/3/2025	HKD	5,929,000	USD	758,270	—	(310)

See Notes to Financial Statements.

DBX ETF Trust  |  63

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	7/3/2025	IDR	13,986,404,200	USD	855,542	—	(1,824)

JP Morgan & Chase Co.	7/3/2025	IDR	1,018,318,000	USD	62,165	—	(258)

JP Morgan & Chase Co.	7/3/2025	INR	535,202,800	USD	6,243,398	217	—

JP Morgan & Chase Co.	7/3/2025	INR	16,417,000	USD	191,552	47	—

RBC Capital Markets	7/3/2025	INR	536,217,300	USD	6,253,766	—	(1,249)

JP Morgan & Chase Co.	7/3/2025	KRW	4,091,526,700	USD	2,971,269	—	(1,413)

JP Morgan & Chase Co.	7/3/2025	KRW	363,502,000	USD	263,790	—	(311)

RBC Capital Markets	7/3/2025	KRW	4,967,548,600	USD	3,606,168	—	(2,984)

RBC Capital Markets	7/3/2025	MYR	4,145,100	USD	975,918	794	—

JP Morgan & Chase Co.	7/3/2025	TWD	215,604,000	USD	7,269,184	54,313	—

JP Morgan & Chase Co.	7/3/2025	TWD	15,716,000	USD	529,711	3,798	—

RBC Capital Markets	7/3/2025	TWD	155,108,600	USD	5,226,559	36,078	—

Citigroup Global Markets	7/7/2025	EGP	2,317,000	USD	45,946	130	—

Total unrealized appreciation (depreciation)						514,163	(1,263,435)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

64  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$65,671,478	$—	$44,213	$65,715,691

Preferred Stocks (a)	1,147,183	—	0	1,147,183

Rights	—	1,657	—	1,657

Warrants (a)	17	—	0	17

Short-Term Investments (a)	855,034	—	—	855,034

Derivatives (b)

Forward Foreign Currency Contracts	—	514,163	—	514,163

Futures Contracts	32,029	—	—	32,029

TOTAL	$67,705,741	$515,820	$44,213	$68,265,774

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(1,263,435)	$—	$(1,263,435)

TOTAL	$—	$(1,263,435)	$—	$(1,263,435)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2025, the amount of transfers from Level 1 to Level 3 was $12,013. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  65

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 96.1%

Austria – 0.3%

Erste Group Bank AG	17,051	1,371,696

OMV AG (a)	7,376	394,467

Verbund AG (a)	3,732	291,328

(Cost $1,422,914)		2,057,491

Belgium – 1.2%

Ageas SA/NV	8,813	574,886

Anheuser-Busch InBev SA/NV	53,769	3,787,669

D’ieteren Group	1,051	215,879

Elia Group SA/NV	2,671	282,959

Groupe Bruxelles Lambert NV	4,210	343,939

KBC Group NV	12,287	1,213,204

Lotus Bakeries NV	21	217,223

Sofina SA	767	221,903

Syensqo SA	4,032	309,024

UCB SA	6,656	1,208,454

(Cost $7,977,633)		8,375,140

Chile – 0.1%

Antofagasta PLC

(Cost $489,400)	22,498	536,687

Denmark – 3.4%

A.P. Moller - Maersk A/S, Class A	154	275,184

A.P. Moller - Maersk A/S, Class B	228	412,447

Carlsberg AS, Class B	4,956	708,474

Coloplast A/S, Class B	6,765	654,465

Danske Bank A/S	36,547	1,396,796

Demant A/S *	5,228	204,505

DSV A/S	11,032	2,599,321

Genmab A/S *	3,382	710,117

Novo Nordisk A/S, Class B	172,822	11,933,135

Novonesis (Novozymes) B, Class B	18,672	1,312,440

Orsted AS, 144A *	9,397	383,747

Pandora A/S	4,479	815,696

ROCKWOOL A/S, Class B	4,533	214,817

Tryg A/S	18,277	469,583

Vestas Wind Systems A/S	53,688	846,996

(Cost $24,046,132)		22,937,723

Finland – 1.5%

Elisa OYJ	7,391	389,394

Fortum OYJ	25,065	432,593

Kesko OYJ, Class B	13,711	331,602

Kone OYJ, Class B	17,922	1,115,969

Metso Corp.	35,600	429,686

Neste OYJ	22,310	239,387

Nokia OYJ	284,077	1,476,014

Nordea Bank Abp	169,963	2,463,449

Orion OYJ, Class B	6,203	420,831

Sampo OYJ, Class A	130,005	1,386,984

	Number of Shares	Value $

Stora Enso OYJ, Class R	33,884	342,646

UPM-Kymmene OYJ	29,364	813,196

Wartsila OYJ Abp	28,572	571,954

(Cost $10,764,421)		10,413,705

France – 15.7%

Accor SA	10,518	558,320

Aeroports de Paris SA	1,833	245,799

Air Liquide SA	31,187	6,459,022

Airbus SE	32,061	5,900,310

Alstom SA *	19,216	434,304

Amundi SA, 144A	3,321	270,934

Arkema SA	3,108	221,973

AXA SA	95,699	4,510,539

BioMerieux	2,459	329,744

BNP Paribas SA	54,945	4,812,560

Bollore SE	39,339	250,138

Bouygues SA	10,544	459,612

Bureau Veritas SA	17,899	611,329

Capgemini SE	8,838	1,467,635

Carrefour SA (a)	28,230	421,988

Cie de Saint-Gobain SA	24,224	2,718,610

Cie Generale des Etablissements Michelin SCA	36,061	1,379,044

Covivio SA REIT	3,514	210,671

Credit Agricole SA	58,012	1,060,833

Danone SA	34,869	2,978,904

Dassault Aviation SA	981	355,104

Dassault Systemes SE	35,651	1,335,838

Edenred SE	12,357	385,846

Eiffage SA	3,939	541,625

Engie SA	98,296	2,118,921

EssilorLuxottica SA	16,072	4,465,522

Eurazeo SE	2,663	186,109

FDJ UNITED, 144A	5,286	194,104

Gecina SA REIT	2,196	241,615

Getlink SE *	16,991	325,078

Hermes International SCA	1,707	4,705,985

Ipsen SA *	1,988	234,079

Kering SA	4,119	806,114

Klepierre SA REIT	12,012	470,001

Legrand SA	13,986	1,698,410

L’Oreal SA	12,970	5,484,259

LVMH Moet Hennessy Louis Vuitton SE	14,819	8,047,152

Orange SA	99,714	1,487,149

Pernod Ricard SA	10,715	1,107,382

Publicis Groupe SA	12,263	1,335,036

Renault SA	9,815	505,735

Rexel SA	12,503	351,080

Safran SA	19,440	5,769,925

Sanofi SA	60,078	5,970,230

See Notes to Financial Statements.

66  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Sartorius Stedim Biotech	1,483	326,671

Schneider Electric SE	29,521	7,419,573

Societe Generale SA	38,875	2,112,130

Sodexo SA	4,942	341,454

Teleperformance SE	3,143	317,759

Thales SA	5,008	1,520,527

TotalEnergies SE	110,685	6,492,493

Unibail-Rodamco-Westfield REIT *	7,182	680,600

Veolia Environnement SA	34,258	1,177,840

Vinci SA	26,777	3,826,339

(Cost $95,989,003)		107,639,954

Germany – 14.5%

adidas AG	9,195	2,291,683

Allianz SE	20,900	8,274,972

BASF SE	48,065	2,313,999

Bayer AG	52,935	1,486,699

Bayerische Motoren Werke AG	15,299	1,356,696

Beiersdorf AG	5,434	744,415

Brenntag SE	6,367	431,162

Commerzbank AG	48,124	1,463,871

Continental AG	6,194	543,650

Covestro AG *	9,572	657,546

CTS Eventim AG & Co. KGaA	3,531	427,790

Daimler Truck Holding AG	25,671	1,113,751

Delivery Hero SE, 144A *	10,345	286,373

Deutsche Bank AG (b)	99,815	2,760,841

Deutsche Boerse AG	10,175	3,275,335

Deutsche Lufthansa AG	30,073	240,596

Deutsche Post AG	51,870	2,318,729

Deutsche Telekom AG	188,430	7,120,355

E.ON SE	121,117	2,121,970

Evonik Industries AG	14,226	307,875

Fresenius Medical Care AG	11,902	675,977

Fresenius SE & Co. KGaA	22,361	1,096,332

GEA Group AG	8,818	589,731

Hannover Rueck SE	3,198	1,010,918

Heidelberg Materials AG	7,380	1,445,067

Henkel AG & Co. KGaA	5,447	399,538

Infineon Technologies AG	70,189	2,731,586

Knorr-Bremse AG	3,969	401,088

LEG Immobilien SE (a)	4,124	350,024

Mercedes-Benz Group AG	39,009	2,329,358

Merck KGaA	6,808	892,832

MTU Aero Engines AG	2,977	1,184,773

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	7,244	4,699,882

Nemetschek SE	3,037	421,735

Rational AG	288	236,592

Rheinmetall AG	2,417	5,173,165

RWE AG	33,659	1,266,167

	Number of Shares	Value $

SAP SE	56,356	17,014,798

Scout24 SE, 144A	4,143	564,030

Siemens AG	41,023	9,865,559

Siemens Energy AG *	36,771	3,569,767

Siemens Healthineers AG, 144A	18,394	972,846

Symrise AG	6,961	830,302

Talanx AG	3,237	420,104

Vonovia SE (a)	39,275	1,285,669

Zalando SE, 144A *	12,023	429,340

(Cost $77,084,381)		99,395,488

Hong Kong – 0.2%

Prudential PLC

(Cost $2,397,572)	142,015	1,616,475

Ireland – 1.3%

AerCap Holdings NV	10,017	1,159,267

AIB Group PLC	111,608	876,940

Bank of Ireland Group PLC	54,638	749,428

DCC PLC	5,659	353,479

Experian PLC	49,486	2,462,308

Kerry Group PLC, Class A	8,833	964,832

Kingspan Group PLC	8,532	731,419

Ryanair Holdings PLC	45,997	1,220,553

(Cost $7,001,544)		8,518,226

Italy – 4.3%

Banca Mediolanum SpA	12,595	209,224

Banco BPM SpA	62,072	712,550

BPER Banca SPA (a)	55,226	489,862

Davide Campari-Milano NV	32,056	209,070

DiaSorin SpA	1,276	132,366

Enel SpA	438,651	4,026,869

Eni SpA	120,224	1,770,787

Ferrari NV	6,806	3,256,528

FinecoBank Banca Fineco SpA	33,576	725,117

Generali (a)	47,543	1,730,147

Infrastrutture Wireless Italiane SpA, 144A	15,115	177,287

Intesa Sanpaolo SpA	819,081	4,566,428

Leonardo SpA	22,282	1,371,772

Mediobanca Banca di Credito Finanziario SpA	25,721	610,967

Moncler SpA	12,462	779,098

Nexi SpA, 144A	25,986	156,263

Poste Italiane SpA, 144A	25,243	547,734

Prysmian SpA	15,147	973,445

Recordati Industria Chimica e Farmaceutica SpA	5,693	341,306

Snam SpA	108,429	648,328

Telecom Italia SpA *	521,752	222,988

Terna - Rete Elettrica Nazionale	78,960	803,131

UniCredit SpA	75,417	4,843,362

See Notes to Financial Statements.

DBX ETF Trust  |  67

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Unipol Assicurazioni SpA	18,276	357,548

(Cost $20,198,215)		29,662,177

Luxembourg – 0.3%

ArcelorMittal SA	25,070	760,605

CVC Capital Partners PLC, 144A	11,815	219,609

Eurofins Scientific SE	5,995	399,845

Tenaris SA	20,234	339,337

(Cost $1,609,217)		1,719,396

Netherlands – 7.0%

ABN AMRO Bank NV, 144A	23,740	613,779

Adyen NV, 144A *	1,363	2,614,858

Aegon Ltd.	74,922	536,453

Akzo Nobel NV	9,709	661,004

Argenx SE *	3,269	1,879,650

ASM International NV	2,503	1,363,039

ASML Holding NV	21,242	15,771,574

ASR Nederland NV	7,482	479,823

BE Semiconductor Industries NV	4,558	551,437

Euronext NV, 144A	4,224	687,767

EXOR NV	4,929	474,595

Ferrovial SE	27,660	1,408,270

Heineken Holding NV	7,009	545,944

Heineken NV	15,380	1,369,467

IMCD NV	3,129	424,563

ING Groep NV	169,894	3,603,489

JDE Peet’s NV	7,955	218,767

Koninklijke Ahold Delhaize NV	49,790	2,101,938

Koninklijke KPN NV	215,421	1,012,155

Koninklijke Philips NV	45,136	1,037,807

NN Group NV	14,468	910,423

Prosus NV *	70,829	3,635,112

QIAGEN NV *	12,274	553,977

Randstad NV	5,253	220,449

Stellantis NV	106,564	1,084,749

Universal Music Group NV	59,521	1,903,142

Wolters Kluwer NV	12,874	2,284,761

(Cost $42,154,026)		47,948,992

Norway – 0.9%

Aker BP ASA	15,854	364,999

DNB Bank ASA	48,424	1,296,538

Equinor ASA	46,939	1,101,347

Gjensidige Forsikring ASA (a)	10,821	273,933

Kongsberg Gruppen ASA	4,708	829,299

Mowi ASA	23,835	445,065

Norsk Hydro ASA	74,683	409,434

Orkla ASA	37,360	423,106

Salmar ASA	3,959	176,474

Telenor ASA	31,780	487,563

Yara International ASA	8,913	319,588

(Cost $5,604,336)		6,127,346

	Number of Shares	Value $

Poland – 0.0%

InPost SA *

(Cost $184,712)	10,394	170,891

Portugal – 0.2%

EDP SA	171,070	681,788

Galp Energia SGPS SA	24,427	389,547

Jeronimo Martins SGPS SA	15,930	400,824

(Cost $1,499,324)		1,472,159

Spain – 4.6%

Acciona SA	1,121	180,743

ACS Actividades de Construccion y Servicios SA	9,688	636,364

Aena SME SA, 144A	4,186	1,126,460

Amadeus IT Group SA	24,256	2,020,995

Banco Bilbao Vizcaya Argentaria SA	311,489	4,672,118

Banco de Sabadell SA	297,513	947,561

Banco Santander SA	818,829	6,537,002

Bankinter SA	36,421	468,957

CaixaBank SA	213,227	1,812,911

Cellnex Telecom SA, 144A *	26,419	1,011,515

EDP Renovaveis SA	16,932	169,953

Endesa SA	17,278	527,341

Grifols SA *	13,285	142,850

Iberdrola SA	314,611	5,744,183

Industria de Diseno Textil SA	58,751	3,183,347

Redeia Corp. SA	22,592	466,868

Repsol SA	64,302	865,554

Telefonica SA (a)	196,375	1,050,654

(Cost $23,996,362)		31,565,376

Sweden – 5.3%

AddTech AB, Class B	13,668	469,622

Alfa Laval AB	14,951	635,815

Assa Abloy AB, Class B	53,851	1,707,041

Atlas Copco AB, Class A	145,235	2,331,468

Atlas Copco AB, Class B	83,319	1,186,739

Beijer Ref AB	20,042	295,813

Boliden AB *	15,437	482,902

Epiroc AB, Class A	35,023	783,610

Epiroc AB, Class B	20,650	403,869

EQT AB	19,646	575,018

Essity AB, Class B	32,687	955,691

Evolution AB, 144A	8,479	581,956

Fastighets AB Balder, Class B *	42,329	296,618

H & M Hennes & Mauritz AB, Class B	32,624	467,226

Hexagon AB, Class B	114,894	1,157,695

Holmen AB, Class B	4,493	185,588

Industrivarden AB, Class A	6,151	222,892

Industrivarden AB, Class C	8,752	316,140

Indutrade AB	15,131	410,040

See Notes to Financial Statements.

68  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Investment AB Latour, Class B	7,964	210,004

Investor AB, Class B	92,554	2,724,405

L E Lundbergforetagen AB, Class B	4,207	214,849

Lifco AB, Class B	13,005	529,590

Nibe Industrier AB, Class B	78,672	322,256

Saab AB, Class B	16,679	843,001

Sagax AB, Class B	12,628	276,350

Sandvik AB	56,925	1,243,367

Securitas AB, Class B	26,992	399,096

Skandinaviska Enskilda Banken AB, Class A	85,104	1,419,887

Skanska AB, Class B	17,200	408,877

SKF AB, Class B	19,871	436,928

Spotify Technology SA *	8,308	5,525,983

Svenska Cellulosa AB SCA, Class B	30,573	413,457

Svenska Handelsbanken AB, Class A	79,756	1,065,277

Swedbank AB, Class A	44,883	1,214,895

Swedish Orphan Biovitrum AB *	11,539	352,900

Tele2 AB, Class B	30,555	457,196

Telefonaktiebolaget LM Ericsson, Class B	153,679	1,306,126

Telia Co. AB	130,560	504,430

Trelleborg AB, Class B	10,836	396,957

Volvo AB, Class B	85,498	2,371,340

(Cost $32,815,935)		36,102,914

Switzerland – 14.7%

ABB Ltd.	85,154	4,815,391

Alcon, Inc.	26,993	2,318,840

Avolta AG *	5,370	287,618

Baloise Holding AG	2,363	560,459

Banque Cantonale Vaudoise	1,653	191,210

Barry Callebaut AG (a)	206	211,131

BKW AG	1,229	258,195

Chocoladefabriken Lindt & Spruengli AG	6	941,920

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	50	803,767

Cie Financiere Richemont SA, Class A	28,946	5,446,280

Coca-Cola HBC AG *	11,864	617,340

DSM-Firmenich AG	10,325	1,149,140

EMS-Chemie Holding AG	368	279,465

Galderma Group AG	5,805	759,658

Geberit AG	1,777	1,323,573

Givaudan SA	498	2,497,866

Glencore PLC *	555,773	2,122,160

Helvetia Holding AG	1,865	441,436

Holcim AG *	28,088	3,106,403

Julius Baer Group Ltd.	11,523	757,746

	Number of Shares	Value $

Kuehne + Nagel International AG	2,503	562,795

Logitech International SA	8,056	669,930

Lonza Group AG	3,900	2,697,303

Nestle SA	141,308	15,057,973

Novartis AG	102,932	11,760,262

Partners Group Holding AG	1,215	1,626,889

Roche Holding AG	37,911	12,230,098

Roche Holding AG	1,749	595,042

Sandoz Group AG	22,561	1,143,950

Schindler Holding AG	1,256	430,367

Schindler Holding AG Participation Certificates	2,311	821,065

SGS SA	8,793	916,481

SIG Group AG *	16,972	346,451

Sika AG	8,120	2,167,635

Sonova Holding AG	2,702	845,729

STMicroelectronics NV	18,581	466,367

STMicroelectronics NV, Class Y	18,616	465,586

Straumann Holding AG	6,116	784,379

Swatch Group AG - Bearer (a)	1,685	283,666

Swiss Life Holding AG	1,532	1,529,022

Swiss Prime Site AG	4,107	583,364

Swiss Re AG	16,260	2,869,702

Swisscom AG	1,442	990,827

Temenos AG	3,382	250,876

UBS Group AG	177,276	5,641,383

VAT Group AG, 144A	1,511	574,107

Zurich Insurance Group AG	7,882	5,527,935

(Cost $86,543,312)		100,728,782

United Kingdom – 20.6%

3i Group PLC	52,420	2,875,978

Admiral Group PLC	14,003	632,043

Anglo American PLC *	68,226	2,026,933

Ashtead Group PLC	23,463	1,370,419

Associated British Foods PLC	18,273	512,838

AstraZeneca PLC	83,702	12,089,586

Auto Trader Group PLC, 144A	49,815	532,919

Aviva PLC	142,215	1,169,992

BAE Systems PLC	162,445	4,161,822

Barclays PLC	776,150	3,424,820

Barratt Redrow PLC	76,490	474,895

BP PLC	867,620	4,205,437

British American Tobacco PLC	107,152	4,813,342

BT Group PLC	315,808	763,567

Bunzl PLC	16,781	537,211

Centrica PLC	260,314	555,388

Coca-Cola Europacific Partners PLC	12,407	1,138,839

Compass Group PLC	91,009	3,194,279

Croda International PLC	7,971	329,495

Diageo PLC	119,927	3,259,145

See Notes to Financial Statements.

DBX ETF Trust  | 69

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Entain PLC	35,740	361,446

GSK PLC	223,808	4,544,328

Haleon PLC	490,020	2,732,688

Halma PLC	21,059	824,545

Hikma Pharmaceuticals PLC	9,463	272,850

HSBC Holdings PLC	955,106	11,236,889

Imperial Brands PLC	42,548	1,610,891

Informa PLC	69,097	731,191

InterContinental Hotels Group PLC	7,989	914,293

International Consolidated Airlines Group SA	68,241	300,252

Intertek Group PLC	8,182	527,610

J Sainsbury PLC	103,086	396,401

JD Sports Fashion PLC	142,287	161,267

Kingfisher PLC	88,456	330,847

Land Securities Group PLC REIT	33,934	289,414

Legal & General Group PLC	312,027	1,045,560

Lloyds Banking Group PLC	3,271,244	3,402,601

London Stock Exchange Group PLC	25,739	3,910,110

M&G PLC	127,736	407,373

Marks & Spencer Group PLC	111,716	563,549

Melrose Industries PLC	64,091	404,219

Mondi PLC	23,877	387,818

National Grid PLC	262,945	3,707,532

NatWest Group PLC	436,353	3,084,232

Next PLC	6,272	1,087,168

Pearson PLC	30,995	486,517

Phoenix Group Holdings PLC	37,483	320,188

Reckitt Benckiser Group PLC	36,936	2,504,213

RELX PLC	100,172	5,390,576

Rentokil Initial PLC	136,210	645,266

Rio Tinto PLC	60,580	3,593,024

Rolls-Royce Holdings PLC	458,818	5,354,753

Sage Group PLC	53,818	883,918

Schroders PLC	43,557	208,572

Segro PLC REIT	70,719	664,125

Severn Trent PLC	15,158	552,038

Shell PLC	323,118	10,663,982

Smith & Nephew PLC	44,476	643,892

Smiths Group PLC	18,404	534,120

Spirax Group PLC	4,133	318,246

SSE PLC	58,589	1,390,133

Standard Chartered PLC	110,679	1,726,850

Tesco PLC	363,538	1,900,476

Unilever PLC	135,010	8,562,310

United Utilities Group PLC	38,177	602,337

Vodafone Group PLC	1,063,082	1,101,187

Whitbread PLC	9,011	351,360

Wise PLC, Class A *	37,386	553,589

	Number of Shares	Value $

WPP PLC	61,415	495,989

(Cost $125,433,940)		140,751,683

TOTAL COMMON STOCKS

(Cost $567,212,379)		657,740,605

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke AG	3,446	285,436

Dr Ing hc F Porsche AG, 144A	6,470	311,927

Henkel AG & Co. KGaA	9,604	768,575

Porsche Automobil Holding SE	8,407	335,055

Sartorius AG	1,507	361,047

Volkswagen AG	11,009	1,192,017

(Cost $5,048,883)		3,254,057

SECURITIES LENDING

COLLATERAL – 0.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (c)(d)

(Cost $5,319,270)	5,319,270	5,319,270

CASH EQUIVALENTS – 2.0%

DWS Government Money Market

Series “Institutional Shares”, 4.26% (c)

(Cost $14,028,943)	14,028,943	14,028,943

TOTAL INVESTMENTS – 99.4%

(Cost $591,609,475)		680,342,875

Other assets and liabilities, net – 0.6%		4,169,268

NET ASSETS – 100.0%		684,512,143

See Notes to Financial Statements.

70  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

COMMON STOCKS – 0.4%

Germany – 0.4%

Deutsche Bank AG (b)

1,534,518	554,546		(427,573)	(76,895)	1,176,245	75,322	—	99,815	2,760,841

SECURITIES LENDING COLLATERAL – 0.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (c)(d)

2,725,326	2,593,944	(e)	—	—	—	74,699	—	5,319,270	5,319,270

CASH EQUIVALENTS – 2.0%

DWS Government Money Market Series “Institutional Shares”, 4.26% (c)

7,222,795	48,944,560		(42,138,412)	—	—	414,173	—	14,028,943	14,028,943

DWS ESG Liquidity Fund “Capital Shares”, 2.56% (c),(f)

701,999	—		(701,999)	(70)	70	1,543	—	—	—

12,184,638	52,093,050		(43,267,984)	(76,965)	1,176,315	565,737	—	19,448,028	22,109,054

See Notes to Financial Statements.

DBX ETF Trust  |  71

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $5,024,027, which is 0.7% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc.

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	30	2,662,070	2,638,560	6/20/2025	(23,510)

DAX Index	EUR	3	1,912,131	2,047,643	6/20/2025	135,512

EURO STOXX 50 Index	EUR	62	3,670,986	3,778,962	6/20/2025	107,976

FTSE 100 Index	GBP	43	4,981,558	5,087,659	6/20/2025	106,101

FTSE MIB Index	EUR	4	864,753	911,449	6/20/2025	46,696

IBEX 35 Index	EUR	8	1,251,157	1,285,494	6/20/2025	34,337

MSCI EUROPE Index	EUR	54	2,259,043	2,268,631	6/20/2025	9,588

OMXS30 Index	SEK	56	1,476,400	1,456,814	6/19/2025	(19,586)

SMI Index	CHF	23	3,474,241	3,415,346	6/20/2025	(58,895)

Total net unrealized appreciation						338,219

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	6/3/2025	CHF	537,200	USD	652,719	—	(258)

Goldman Sachs & Co.	6/3/2025	CHF	1,074,400	USD	1,309,821	3,868	—

Goldman Sachs & Co.	6/3/2025	CHF	86,655,039	USD	105,857,997	527,233	—

Goldman Sachs & Co.	6/3/2025	CHF	268,600	USD	324,766	—	(1,722)

Citigroup Global Markets	6/3/2025	DKK	160,756,642	USD	24,537,398	63,873	—

Citigroup Global Markets	6/3/2025	DKK	1,916,300	USD	292,024	288	—

Citigroup Global Markets	6/3/2025	DKK	479,100	USD	72,788	—	(150)

Citigroup Global Markets	6/3/2025	DKK	958,200	USD	146,011	136	—

The Bank of New York Mellon	6/3/2025	EUR	3,958,900	USD	4,500,632	4,628	—

The Bank of New York Mellon	6/3/2025	EUR	308,102,496	USD	350,847,404	944,652	—

The Bank of New York Mellon	6/3/2025	EUR	1,979,400	USD	2,249,988	2,043	—

The Bank of New York Mellon	6/3/2025	EUR	989,700	USD	1,121,718	—	(2,255)

See Notes to Financial Statements.

72  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	GBP	112,723,324	USD	150,581,114	—	(1,298,928)

RBC Capital Markets	6/3/2025	GBP	1,432,600	USD	1,938,981	8,739	—

RBC Capital Markets	6/3/2025	GBP	358,200	USD	483,750	1,122	—

RBC Capital Markets	6/3/2025	GBP	716,300	USD	966,604	1,482	—

Goldman Sachs & Co.	6/3/2025	NOK	65,435,791	USD	6,310,075	—	(100,527)

Goldman Sachs & Co.	6/3/2025	NOK	822,700	USD	81,499	901	—

JP Morgan & Chase Co.	6/3/2025	SEK	1,929,100	USD	201,851	593	—

JP Morgan & Chase Co.	6/3/2025	SEK	964,600	USD	100,303	—	(331)

JP Morgan & Chase Co.	6/3/2025	SEK	3,858,300	USD	405,371	2,845	—

JP Morgan & Chase Co.	6/3/2025	SEK	312,184,486	USD	32,424,949	—	(144,402)

Goldman Sachs & Co.	6/3/2025	USD	9,531,567	CHF	7,805,000	—	(44,449)

Goldman Sachs & Co.	6/3/2025	USD	510,683	CHF	420,000	—	(165)

The Bank of New York Mellon	6/3/2025	USD	97,754,536	CHF	80,310,239	—	(135,990)

Citigroup Global Markets	6/3/2025	USD	21,800,440	DKK	143,245,242	7,157	—

Citigroup Global Markets	6/3/2025	USD	3,184,804	DKK	20,865,000	—	(8,325)

Morgan Stanley Capital	6/3/2025	USD	335,948,284	EUR	295,924,496	124,279	—

The Bank of New York Mellon	6/3/2025	USD	3,972,007	EUR	3,500,000	2,838	—

The Bank of New York Mellon	6/3/2025	USD	17,771,785	EUR	15,606,000	—	(48,520)

Morgan Stanley Capital	6/3/2025	USD	144,412,746	GBP	107,087,424	—	(126,347)

RBC Capital Markets	6/3/2025	USD	10,877,965	GBP	8,143,000	93,670	—

Goldman Sachs & Co.	6/3/2025	USD	5,958,853	NOK	60,882,491	5,672	—

Goldman Sachs & Co.	6/3/2025	USD	51,141	NOK	532,000	978	—

Goldman Sachs & Co.	6/3/2025	USD	467,130	NOK	4,844,000	7,426	—

JP Morgan & Chase Co.	6/3/2025	USD	55,969	SEK	540,000	368	—

JP Morgan & Chase Co.	6/3/2025	USD	3,114,949	SEK	29,990,000	13,825	—

Morgan Stanley Capital	6/3/2025	USD	30,026,860	SEK	288,406,486	61,797	—

JP Morgan & Chase Co.	7/2/2025	CHF	1,107,000	USD	1,352,245	1,805	—

The Bank of New York Mellon	7/2/2025	CHF	80,310,239	USD	98,104,418	133,169	—

Citigroup Global Markets	7/2/2025	DKK	10,360,000	USD	1,579,926	—	(560)

Citigroup Global Markets	7/2/2025	DKK	143,245,242	USD	21,845,956	—	(7,044)

JP Morgan & Chase Co.	7/2/2025	EUR	16,863,000	USD	19,179,082	—	(7,720)

Morgan Stanley Capital	7/2/2025	EUR	295,924,496	USD	336,572,833	—	(131,489)

JP Morgan & Chase Co.	7/2/2025	GBP	2,506,000	USD	3,379,865	2,899	—

Morgan Stanley Capital	7/2/2025	GBP	107,087,424	USD	144,432,021	126,151	—

Goldman Sachs & Co.	7/2/2025	NOK	60,882,491	USD	5,958,621	—	(5,711)

Goldman Sachs & Co.	7/2/2025	NOK	2,171,000	USD	212,478	—	(204)

JP Morgan & Chase Co.	7/2/2025	SEK	10,218,000	USD	1,065,643	—	(2,248)

Morgan Stanley Capital	7/2/2025	SEK	288,406,486	USD	30,079,117	—	(62,470)

Total unrealized appreciation (depreciation)						2,144,437	(2,129,815)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  73

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2025

Currency Abbreviations

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$657,740,605	$—	$—	$657,740,605

Preferred Stocks	3,254,057	—	—	3,254,057

Short-Term Investments (a)	19,348,213	—	—	19,348,213

Derivatives (b)

Forward Foreign Currency Contracts	—	2,144,437	—	2,144,437

Futures Contracts	440,210	—	—	440,210

TOTAL	$680,783,085	$2,144,437	$—	$682,927,522

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(2,129,815)	$—	$(2,129,815)

Futures Contracts	(101,991)	—	—	(101,991)

TOTAL	$(101,991)	$(2,129,815)	$—	$(2,231,806)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

74  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 97.2%

Austria – 1.1%

ANDRITZ AG	774	53,477

BAWAG Group AG, 144A *	824	102,450

CA Immobilien Anlagen AG (a)	410	11,266

CPI Europe AG *	347	7,037

DO & CO AG *	87	16,951

Erste Group Bank AG	3,286	264,348

EVN AG	347	9,318

Kontron AG *	382	9,968

Lenzing AG *	194	5,815

Oesterreichische Post AG	377	12,863

OMV AG (a)	1,562	83,535

Palfinger AG	143	4,822

Porr AG	85	2,809

Raiffeisen Bank International AG	1,394	42,546

Schoeller-Bleckmann Oilfield Equipment AG	143	4,961

UNIQA Insurance Group AG	1,049	14,555

Verbund AG (a)	778	60,733

Vienna Insurance Group AG Wiener Versicherung Gruppe	355	17,413

voestalpine AG	1,250	32,900

Wienerberger AG	1,037	38,385

(Cost $636,049)		796,152

Belgium – 2.8%

Ackermans & van Haaren NV	234	59,516

Aedifica SA REIT (a)	499	37,678

Ageas SA/NV	1,572	102,544

Anheuser-Busch InBev SA/NV	10,403	732,822

Azelis Group NV	1,917	31,714

Barco NV	629	9,213

Bekaert SA	375	15,201

Cofinimmo SA REIT	448	38,558

Colruyt Group NV	381	17,183

Deme Group NV	85	13,203

D’ieteren Group	210	43,135

Elia Group SA/NV	553	58,583

Fagron	678	16,667

Galapagos NV *	524	15,267

Groupe Bruxelles Lambert NV	875	71,484

KBC Ancora	438	31,829

KBC Group NV	2,467	243,589

Kinepolis Group NV	143	5,642

Lotus Bakeries NV	4	41,376

Melexis NV	208	13,958

Montea NV REIT	173	12,768

Ontex Group NV *	678	6,036

Proximus SADP	1,706	14,867

Recticel SA *	411	5,255

Retail Estates NV REIT *	121	8,875

	Number of Shares	Value $

Sofina SA	175	50,630

Solvay SA	761	24,937

Syensqo SA	819	62,771

Tessenderlo Group SA	225	6,885

UCB SA	1,350	245,104

Umicore SA	2,172	23,799

Vastned NV REIT	117	4,158

VGP NV	119	11,390

Warehouses De Pauw CVA REIT	2,031	49,489

X-Fab Silicon Foundries SE, 144A *	440	2,568

Xior Student Housing NV REIT	318	10,760

(Cost $1,938,130)		2,139,454

Finland – 3.1%

Citycon OYJ *	1,241	5,278

Elisa OYJ	1,451	76,446

Finnair OYJ *	696	2,328

Fortum OYJ	4,549	78,511

Harvia OYJ	173	9,439

Hiab OYJ	406	21,860

Huhtamaki OYJ	1,131	41,762

Kalmar OYJ, Class B	406	14,300

Kemira OYJ	1,250	27,464

Kempower OYJ *	172	2,154

Kesko OYJ, Class B	2,701	65,324

Kojamo OYJ *	1,354	16,250

Kone OYJ, Class B	3,599	224,103

Konecranes OYJ	745	58,199

Mandatum OYJ	5,253	30,860

Marimekko OYJ	265	4,026

Metsa Board OYJ, Class B	1,789	6,614

Metso Corp.	6,196	74,785

Neste OYJ	4,874	52,298

Nokia OYJ	56,876	295,518

Nokian Renkaat OYJ	1,224	9,131

Nordea Bank Abp	32,881	476,578

Orion OYJ, Class B	1,102	74,763

Outokumpu OYJ (a)	4,500	17,423

Puuilo OYJ	983	14,543

QT Group OYJ *	198	13,287

Revenio Group OYJ	231	7,069

Sampo OYJ, Class A	25,201	268,862

Stora Enso OYJ, Class R	6,439	65,113

TietoEVRY OYJ	1,095	19,993

Tokmanni Group Corp.	500	6,268

UPM-Kymmene OYJ	5,574	154,364

Valmet OYJ	1,619	52,814

Wartsila OYJ Abp	5,474	109,579

YIT OYJ *	1,194	3,679

(Cost $2,309,712)		2,400,985

See Notes to Financial Statements.

DBX ETF Trust  |  75

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

France – 28.9%

Accor SA	2,016	107,014

Aeroports de Paris SA	383	51,359

Air France-KLM *	1,137	12,500

Air Liquide SA	6,106	1,264,591

Airbus SE	6,268	1,153,524

Alstom SA *	3,725	84,189

Altarea SCA REIT	60	7,003

Alten SA	285	23,688

Amundi SA, 144A	692	56,455

Antin Infrastructure Partners SA	350	4,507

Arkema SA	573	40,924

Assystem SA (a)	169	7,963

Aubay	32	1,853

AXA SA	18,711	881,897

Beneteau SACA	580	5,545

BioMerieux	442	59,271

BNP Paribas SA	10,701	937,286

Bollore SE	7,474	47,524

Bouygues SA	1,914	83,431

Bureau Veritas SA	3,353	114,520

Capgemini SE	1,707	283,464

Carmila SA REIT *	693	14,683

Carrefour SA (a)	5,544	82,873

Cie de Saint-Gobain SA	4,706	528,145

Cie des Alpes	356	7,381

Cie Generale des Etablissements Michelin SCA	7,178	274,501

Clariane SE *	137	587

Coface SA	1,180	22,067

Covivio SA REIT	633	37,950

Credit Agricole SA	11,282	206,308

Danone SA	6,870	586,913

Dassault Aviation SA	199	72,034

Dassault Systemes SE	7,182	269,109

Derichebourg SA	1,022	6,997

Edenred SE	2,477	77,344

Eiffage SA	733	100,790

Elior Group SA, 144A *	919	3,251

Elis SA	1,665	45,335

Emeis SA *	868	10,043

Engie SA	19,106	411,859

Equasens	60	3,372

Eramet SA	88	5,176

EssilorLuxottica SA	3,138	871,877

Esso SA Francaise	28	4,305

Etablissements Maurel et Prom SA	460	2,500

Eurazeo SE	438	30,611

Eutelsat Communications SACA * (a)	1,759	6,551

Exail Technologies SA *	120	9,156

	Number of Shares	Value $

Exosens SAS	279	13,733

FDJ UNITED, 144A	1,130	41,494

Fnac Darty SA	143	4,936

Forvia SE	1,572	14,772

Gaztransport Et Technigaz SA	350	65,056

Gecina SA REIT	523	57,543

Getlink SE *	3,230	61,797

Havas NV *	8,083	14,148

Hermes International SCA	334	920,796

ICADE REIT	377	10,342

ID Logistics Group SACA *	31	14,766

Imerys SA	318	10,616

Interparfums SA	236	10,097

Ipsen SA *	361	42,506

IPSOS SA	407	20,768

JCDecaux SE	609	10,455

Kaufman & Broad SA	116	4,412

Kering SA	777	152,064

Klepierre SA REIT	2,307	90,267

Legrand SA	2,804	340,508

LISI SA	146	5,413

L’Oreal SA	2,535	1,071,904

Louis Hachette Group	8,083	15,065

LVMH Moet Hennessy Louis Vuitton SE	2,898	1,573,699

Manitou BF SA	85	2,017

Mercialys SA REIT	1,270	15,949

Mersen SA	199	4,621

Metropole Television SA	231	3,252

Nexans SA	380	43,708

Nexity SA *	377	4,289

Opmobility	525	6,420

Orange SA	19,915	297,015

Pernod Ricard SA	2,158	223,027

Peugeot Invest SA	32	2,667

Pierre Et Vacances SA *	726	1,180

Planisware SA *	193	5,369

Pluxee NV	919	20,661

Publicis Groupe SA	2,443	265,962

Quadient SA	318	5,943

Remy Cointreau SA	234	12,536

Renault SA	1,945	100,220

Rexel SA	2,521	70,789

Rubis SCA	827	26,931

Safran SA	3,805	1,129,350

Sanofi SA	11,728	1,165,466

Sartorius Stedim Biotech	322	70,929

Schneider Electric SE	5,760	1,447,672

SCOR SE	1,687	55,473

SEB SA	231	22,924

Seche Environnement SACA	24	2,665

Societe BIC SA	231	14,269

See Notes to Financial Statements.

76  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Societe Generale SA	7,682	417,373

Sodexo SA	894	61,768

SOITEC *	246	12,128

Sopra Steria Group *	159	34,266

SPIE SA	1,455	73,914

Technip Energies NV	1,440	54,513

Teleperformance SE	571	57,728

Television Francaise 1 SA	353	3,413

Thales SA	988	299,976

TotalEnergies SE	21,521	1,262,366

Trigano SA	84	12,313

Ubisoft Entertainment SA *	1,195	13,677

Unibail-Rodamco-Westfield REIT *	1,289	122,152

Valeo SE	2,671	28,084

Vallourec SACA	1,857	31,449

Veolia Environnement SA	6,628	227,880

Verallia SA, 144A	747	23,715

Vicat SACA	177	11,516

Vinci SA	5,211	744,634

Virbac SACA	36	13,612

Vivendi SE *	8,083	27,249

Voltalia SA *	289	2,889

VusionGroup	52	13,438

Wavestone	60	3,474

Wendel SE	293	28,495

Worldline SA, 144A *	2,500	14,846

(Cost $20,674,304)		22,105,555

Germany – 27.1%

1&1 AG	380	7,870

Adesso SE	28	2,795

adidas AG	1,815	452,355

AIXTRON SE	1,138	15,712

Allianz SE	4,069	1,611,046

AlzChem Group AG	68	9,651

Atoss Software SE	111	16,359

Aurubis AG	324	28,438

Auto1 Group SE, 144A *	1,332	35,693

BASF SE	9,434	454,182

Bayer AG	10,472	294,110

Bayerische Motoren Werke AG	3,049	270,381

Bechtle AG	865	37,695

Beiersdorf AG	1,079	147,815

Bilfinger SE	370	32,748

Brenntag SE	1,263	85,528

CANCOM SE	350	11,187

Carl Zeiss Meditec AG	409	26,424

CECONOMY AG *	1,589	4,790

Cewe Stiftung & Co. KGaA	32	3,630

Commerzbank AG	9,346	284,293

Continental AG	1,118	98,127

	Number of Shares	Value $

Covestro AG *	1,832	125,849

CTS Eventim AG & Co. KGaA	623	75,478

CureVac NV *	1,194	5,466

Daimler Truck Holding AG	5,048	219,010

Delivery Hero SE, 144A *	2,052	56,804

Dermapharm Holding SE	172	6,845

Deutsche Bank AG (b)	19,704	545,004

Deutsche Boerse AG	1,982	638,006

Deutsche Lufthansa AG	6,896	55,171

Deutsche Pfandbriefbank AG, 144A *	1,253	8,188

Deutsche Post AG	10,184	455,252

Deutsche Telekom AG	36,869	1,393,198

Deutz AG	1,647	13,829

Douglas AG *	346	4,746

Duerr AG	519	13,495

E.ON SE	23,947	419,552

Eckert & Ziegler SE	143	10,034

Elmos Semiconductor SE	86	6,611

Energiekontor AG *	58	2,809

Evonik Industries AG	2,791	60,402

Evotec SE *	1,489	11,754

Fielmann Group AG	317	20,157

flatexDEGIRO AG	900	24,996

Formycon AG *	92	2,476

Fraport AG Frankfurt Airport Services Worldwide *	377	26,155

Freenet AG	1,384	45,698

Fresenius Medical Care AG	2,344	133,128

Fresenius SE & Co. KGaA	4,459	218,619

Friedrich Vorwerk Group SE	133	9,182

GEA Group AG	1,614	107,941

Gerresheimer AG	371	26,686

GFT Technologies SE	172	4,697

GRENKE AG	261	4,119

Hamborner REIT AG REIT *	757	5,656

Hannover Rueck SE	636	201,046

Heidelberg Materials AG	1,398	273,740

HelloFresh SE *	1,646	19,540

Henkel AG & Co. KGaA	1,050	77,018

Hensoldt AG	669	69,885

Hornbach Holding AG & Co. KGaA	92	9,287

HUGO BOSS AG	571	26,452

Hypoport SE *	49	10,905

Infineon Technologies AG	13,707	533,443

IONOS Group SE *	570	26,374

Jenoptik AG	612	13,432

JOST Werke SE, 144A	116	6,704

K+S AG	1,937	35,256

KION Group AG	756	35,109

Kloeckner & Co. SE	616	4,392

See Notes to Financial Statements.

DBX ETF Trust  |  77

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Knorr-Bremse AG	809	81,754

Krones AG	143	22,504

LANXESS AG	904	27,878

LEG Immobilien SE (a)	767	65,099

MBB SE	3	523

Mercedes-Benz Group AG	7,695	459,494

Merck KGaA	1,361	178,488

MTU Aero Engines AG	570	226,846

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,411	915,452

Mutares SE & Co. KGaA	150	5,612

Nagarro SE *	85	5,607

Nemetschek SE	584	81,098

Nordex SE *	1,324	26,865

Norma Group SE	233	3,291

Northern Data AG *	144	4,542

PATRIZIA SE	382	3,565

Pfeiffer Vacuum Technology AG	32	5,799

PNE AG (a)	321	5,577

ProSiebenSat.1 Media SE	1,646	13,223

Puma SE	1,209	31,299

Rational AG	58	47,647

RENK Group AG	787	70,040

Rheinmetall AG	473	1,012,374

RWE AG	6,753	254,031

SAF-Holland SE	513	9,506

Salzgitter AG	294	7,010

SAP SE	11,032	3,330,741

Schaeffler AG	2,151	10,356

Schott Pharma AG & Co. KGaA (a)	409	13,235

Scout24 SE, 144A	776	105,645

Secunet Security Networks AG	28	6,518

SGL Carbon SE *	897	3,758

Siemens AG	8,011	1,926,553

Siemens Energy AG *	7,190	698,013

Siemens Healthineers AG, 144A	3,491	184,637

Siltronic AG	173	7,111

Sixt SE	143	13,574

Stabilus SE	236	6,847

Stroeer SE & Co. KGaA	379	21,947

Suedzucker AG	611	7,819

SUSS MircoTec SE	210	9,123

Symrise AG	1,369	163,293

TAG Immobilien AG	2,062	34,839

Takkt AG	289	2,300

Talanx AG	657	85,267

TeamViewer SE, 144A *	1,707	19,886

thyssenkrupp AG	5,466	53,263

Thyssenkrupp Nucera AG & Co. KGaA, 144A *	290	3,080

	Number of Shares	Value $

TUI AG *	5,328	44,514

United Internet AG	977	25,448

Vonovia SE (a)	7,852	257,036

Vossloh AG	90	7,838

Wacker Chemie AG	199	14,133

Wacker Neuson SE	260	6,613

Wuestenrot & Wuerttembergische AG	172	2,707

Zalando SE, 144A *	2,324	82,990

(Cost $16,742,395)		20,744,633

Ireland – 1.6%

AerCap Holdings NV	1,934	223,822

AIB Group PLC	22,490	176,711

Bank of Ireland Group PLC	10,071	138,136

Cairn Homes PLC	6,749	16,744

Dalata Hotel Group PLC	1,880	12,274

Glanbia PLC	2,082	30,259

Glenveagh Properties PLC, 144A *	6,427	13,121

Irish Residential Properties REIT PLC REIT	4,808	5,853

Kerry Group PLC, Class A	1,754	191,590

Kingspan Group PLC	1,617	138,620

Ryanair Holdings PLC	8,871	235,396

Uniphar PLC	2,404	9,854

(Cost $1,033,500)		1,192,380

Italy – 9.0%

A2A SpA	16,667	43,224

ACEA SpA	464	11,159

AMCO - Asset Management Co SpA, Class B * (c)	13	0

Amplifon SpA	1,441	33,100

Ariston Holding NV *	484	2,627

Arnoldo Mondadori Editore SpA	818	2,002

Ascopiave SpA	435	1,534

Azimut Holding SpA	1,271	37,089

Banca Generali SpA	616	35,916

Banca IFIS SpA	235	6,180

Banca Mediolanum SpA	2,319	38,522

Banca Monte dei Paschi di Siena SpA	9,082	74,980

Banca Popolare di Sondrio SpA	3,629	48,952

Banco BPM SpA	11,995	137,696

BFF Bank SpA, 144A *	1,880	19,383

BPER Banca SPA	10,840	96,152

Brembo NV	1,443	13,206

Brunello Cucinelli SpA	387	47,655

Buzzi SpA	972	49,907

Carel Industries SpA, 144A	692	16,265

Cembre SpA	6	379

Cementir Holding NV	460	7,281

CIR SpA-Compagnie Industriali *	6,632	4,601

See Notes to Financial Statements.

78  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Credito Emiliano SpA	790	10,854

Danieli & C Officine Meccaniche SpA	114	4,660

Danieli & C Officine Meccaniche SpA-RSP	354	11,327

Davide Campari-Milano NV	6,892	44,950

De’ Longhi SpA	818	26,768

DiaSorin SpA	240	24,896

El.En. SpA	409	4,988

Enav SpA, 144A *	2,581	12,350

Enel SpA	85,926	788,811

Eni SpA	23,303	343,231

ERG SpA	674	14,234

Ferrari NV	1,326	634,463

Ferretti SpA (a)	1,531	4,972

Fila SpA	201	2,189

Fincantieri SpA *	814	14,520

FinecoBank Banca Fineco SpA	6,458	139,469

Generali	9,241	336,291

GVS SpA, 144A *	587	2,843

Hera SpA	8,361	41,506

Industrie De Nora SpA	318	2,365

Infrastrutture Wireless Italiane SpA, 144A	3,824	44,853

Intercos SpA	526	8,529

Interpump Group SpA	895	34,897

Intesa Sanpaolo SpA	159,065	886,797

Iren SpA	5,743	17,854

Italgas SpA	5,132	42,130

Iveco Group NV	1,850	36,865

Juventus Football Club SpA * (a)	1,237	4,416

Leonardo SpA	4,310	265,341

Lottomatica Group SpA	1,966	51,700

LU-VE SpA	178	6,174

Maire SpA	1,370	17,469

MARR SpA	318	3,448

Mediobanca Banca di Credito Finanziario SpA	5,100	121,144

MFE-MediaForEurope NV, Class A	1,428	5,250

MFE-MediaForEurope NV, Class B	440	2,117

Moncler SpA	2,395	149,730

Nexi SpA, 144A	5,383	32,370

OVS SpA, 144A	1,999	8,580

Pharmanutra SpA	31	1,758

Piaggio & C SpA	1,471	3,038

Pirelli & C SpA, 144A	4,796	34,307

Poste Italiane SpA, 144A	4,825	104,695

Prysmian SpA	2,995	192,478

RAI Way SpA, 144A	918	6,150

	Number of Shares	Value $

Recordati Industria Chimica e Farmaceutica SpA	1,267	75,959

Reply SpA	253	42,659

Saipem SpA	14,633	36,271

Salvatore Ferragamo SpA *	842	5,464

Sanlorenzo SpA	116	4,004

Sesa SpA	85	7,895

Snam SpA	21,506	128,590

SOL SpA	356	18,513

Tamburi Investment Partners SpA	984	8,994

Technogym SpA, 144A	1,422	19,262

Technoprobe SpA *	1,976	15,425

Telecom Italia SpA *	104,017	44,455

Terna - Rete Elettrica Nazionale	14,588	148,380

UniCredit SpA	14,764	948,160

Unipol Assicurazioni SpA	3,958	77,434

Webuild SpA	6,166	25,134

Wiit SpA	56	1,090

Zignago Vetro SpA	318	3,008

(Cost $5,235,151)		6,886,284

Luxembourg – 0.6%

APERAM SA	469	14,240

ArcelorMittal SA	4,949	150,149

Aroundtown SA *	8,547	27,154

Befesa SA, 144A	344	10,640

CVC Capital Partners PLC, 144A	2,486	46,208

d’Amico International Shipping SA	492	1,841

Eurofins Scientific SE	1,231	82,103

Grand City Properties SA *	698	8,861

RTL Group SA	362	13,872

SES SA	3,948	22,504

Shurgard Self Storage Ltd. REIT	383	15,590

Tenaris SA	4,053	67,971

(Cost $479,452)		461,133

Netherlands – 12.8%

Aalberts NV	927	32,356

ABN AMRO Bank NV, 144A	4,676	120,894

Adyen NV, 144A *	266	510,310

Aegon Ltd.	13,388	95,860

Akzo Nobel NV	1,741	118,530

AMG Critical Materials NV	289	6,153

Arcadis NV	833	43,016

Argenx SE *	638	366,845

ASM International NV	497	270,647

ASML Holding NV	4,162	3,090,165

ASR Nederland NV	1,609	103,186

Basic-Fit NV, 144A *	500	13,114

BE Semiconductor Industries NV	825	99,810

Brunel International NV	231	2,368

See Notes to Financial Statements.

DBX ETF Trust  |  79

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Corbion NV	552	11,927

Eurocommercial Properties NV REIT	411	12,787

Euronext NV, 144A	804	130,910

EXOR NV	887	85,406

Ferrovial SE	5,462	278,090

Flow Traders Ltd.	289	9,615

Fugro NV	1,308	16,589

Heineken Holding NV	1,323	103,051

Heineken NV	3,022	269,085

IMCD NV	604	81,955

ING Groep NV	33,386	708,124

JDE Peet’s NV	1,823	50,134

Just Eat Takeaway.com NV, 144A *	1,937	42,811

Koninklijke Ahold Delhaize NV	9,695	409,285

Koninklijke BAM Group NV	3,012	25,188

Koninklijke Heijmans N.V.	283	17,995

Koninklijke KPN NV	40,359	189,627

Koninklijke Philips NV	8,817	202,728

Koninklijke Vopak NV	529	24,242

NN Group NV	2,798	176,069

OCI NV *	1,063	9,239

Pharming Group NV * (a)	8,198	9,155

Pharvaris NV * (a)	195	3,237

PostNL NV (a)	4,756	5,163

Prosus NV *	13,846	710,610

QIAGEN NV *	2,283	103,041

Randstad NV	1,254	52,626

Redcare Pharmacy NV, 144A *	169	21,952

SBM Offshore NV	1,428	32,785

Signify NV, 144A	1,520	37,176

Sligro Food Group NV	231	3,599

Stellantis NV	21,085	214,631

TKH Group NV	410	17,700

TomTom NV *	616	3,371

Universal Music Group NV	11,583	370,358

Van Lanschot Kempen NV	319	19,777

Wereldhave NV REIT	347	6,848

Wolters Kluwer NV	2,523	447,759

(Cost $8,728,722)		9,787,899

Poland – 0.1%

InPost SA *

(Cost $38,238)	2,631	43,257

Portugal – 0.5%

Altri SGPS SA	558	3,364

Banco Comercial Portugues SA, Class R	93,647	72,943

Corticeira Amorim SGPS SA	437	3,831

CTT-Correios de Portugal SA	1,124	9,444

EDP SA	32,159	128,168

	Number of Shares	Value $

Galp Energia SGPS SA	4,133	65,911

Jeronimo Martins SGPS SA	3,133	78,831

Mota-Engil SGPS SA *	831	4,237

Navigator Co. SA	2,201	8,607

NOS SGPS SA	2,261	9,884

REN - Redes Energeticas Nacionais SGPS SA	4,118	13,747

Semapa-Sociedade de Investimento e Gestao	207	4,141

Sonae SGPS SA	5,931	8,216

(Cost $371,315)		411,324

Spain – 8.7%

Acciona SA	237	38,212

Acerinox SA	1,684	19,905

ACS Actividades de Construccion y Servicios SA	1,851	121,584

Aedas Homes SA, 144A	233	7,196

Aena SME SA, 144A	786	211,514

Almirall SA	1,013	12,836

Amadeus IT Group SA	4,796	399,600

Atresmedia Corp. de Medios de Comunicacion SA	744	5,026

Audax Renovables SA *	2,572	4,737

Banco Bilbao Vizcaya Argentaria SA	60,801	911,973

Banco de Sabadell SA	57,972	184,637

Banco Santander SA	159,924	1,276,730

Bankinter SA	6,979	89,862

CaixaBank SA	41,175	350,080

Cellnex Telecom SA, 144A *	5,182	198,405

CIE Automotive SA	494	13,602

Construcciones y Auxiliar de Ferrocarriles SA	172	9,521

Distribuidora Internacional de Alimentacion SA *	115	3,369

EDP Renovaveis SA	2,932	29,430

eDreams ODIGEO SA *	670	5,896

Enagas SA	2,529	40,676

Ence Energia y Celulosa SA (a)	949	3,114

Endesa SA	3,278	100,048

Fluidra SA	1,021	25,041

Gestamp Automocion SA, 144A	2,690	8,961

Grenergy Renovables SA *	197	15,636

Grifols SA *	3,471	37,323

HBX Group International PLC *	797	8,959

Iberdrola SA	61,489	1,122,669

Indra Sistemas SA (a)	768	31,602

Industria de Diseno Textil SA	11,448	620,295

Inmobiliaria Colonial Socimi SA REIT	2,991	20,818

Laboratorios Farmaceuticos Rovi SA	253	15,642

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,864	9,109

See Notes to Financial Statements.

80  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Logista Integral SA	698	22,540

Melia Hotels International SA	949	7,279

Merlin Properties Socimi SA REIT	4,371	54,097

Neinor Homes SA, 144A *	147	2,360

Pharma Mar SA *	144	13,898

Prosegur Cash SA, 144A	4,491	4,115

Prosegur Cia de Seguridad SA	2,290	7,085

Redeia Corp. SA	4,167	86,112

Repsol SA	12,132	163,306

Sacyr SA	6,049	24,479

Solaria Energia y Medio Ambiente SA *	803	6,933

Talgo SA, 144A *	934	3,505

Tecnicas Reunidas SA *	343	7,236

Telefonica SA	38,637	206,717

Unicaja Banco SA, 144A	11,586	25,482

Vidrala SA	217	23,210

Viscofan SA	431	31,027

(Cost $5,122,585)		6,643,389

Switzerland – 0.5%

DSM-Firmenich AG	1,925	214,246

STMicroelectronics NV	2,947	73,967

STMicroelectronics NV, Class Y	4,072	101,841

(Cost $361,546)		390,054

United Kingdom – 0.4%

Allfunds Group PLC	3,543	22,227

Coca-Cola Europacific Partners PLC	2,484	228,006

International Consolidated Airlines Group SA	12,597	55,425

(Cost $264,035)		305,658

TOTAL COMMON STOCKS

(Cost $63,935,134)		74,308,157

PREFERRED STOCKS – 1.0%

Germany – 1.0%

Bayerische Motoren Werke AG	642	53,178

Dr Ing hc F Porsche AG, 144A	1,176	56,696

Draegerwerk AG & Co. KGaA	119	9,066

Einhell Germany AG	85	7,596

FUCHS SE	697	35,170

Henkel AG & Co. KGaA	1,845	147,649

Jungheinrich AG	616	24,760

Porsche Automobil Holding SE	1,685	67,155

Sartorius AG	286	68,520

Sixt SE	230	15,695

STO SE & Co. KGaA	28	3,688

Volkswagen AG	2,198	237,992

(Cost $862,611)		727,165

	Number of Shares	Value $

RIGHTS – 0.0%

Spain – 0.0%

Almirall SA * , expires 6/16/25	971	224

Viscofan SA * , expires 6/5/25 (c)	413	792

(Cost $980)		1,016

TOTAL RIGHTS

(Cost $980)		1,016

WARRANTS – 0.0%

Italy – 0.0%

Webuild SpA * (c), expires 8/2/30

(Cost $0)	38	124

EXCHANGE-TRADED FUNDS – 0.1%

iShares Currency Hedged MSCI Eurozone ETF	1,000	41,100

iShares MSCI Eurozone ETF	50	2,950

(Cost $37,844)		44,050

SECURITIES LENDING COLLATERAL – 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (d)(e)

(Cost $700,075)	700,075	700,075

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

(Cost $166,743)	166,743	166,743

TOTAL INVESTMENTS – 99.4%

(Cost $65,703,387)		75,947,330

Other assets and liabilities, net – 0.6%		480,242

NET ASSETS – 100.0%		76,427,572

See Notes to Financial Statements.

DBX ETF Trust  |  81

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

COMMON STOCKS – 0.7%

Germany – 0.7%

Deutsche Bank AG (b)

196,005	274,280		(94,122)	20,753	148,088	15,121	—	19,704	545,004

SECURITIES LENDING COLLATERAL – 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (d)(e)

27,401	672,674	(f)	—	—	—	5,874	—	700,075	700,075

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

9,347	2,051,138		(1,893,742)	—	—	6,075	—	166,743	166,743

232,753	2,998,092		(1,987,864)	20,753	148,088	27,070	—	886,522	1,411,822

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $657,382, which is 0.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

CVA:	Certificaten Van Aandelen (Dutch Certificate)

REIT:	Real Estate Investment Trust

RSP:	Risparmio (Convertible Savings Shares)

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

EURO STOXX 50 Index	EUR	21	1,255,463	1,279,971	6/20/2025	24,508

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	EUR	2,158,500	USD	2,408,638	—	(42,705)

RBC Capital Markets	6/3/2025	EUR	428,700	USD	487,503	642	—

The Bank of New York Mellon	6/3/2025	EUR	64,453,830	USD	73,395,897	197,617	—

Morgan Stanley Capital	6/3/2025	USD	71,550,301	EUR	63,026,030	26,469	—

The Bank of New York Mellon	6/3/2025	USD	4,572,198	EUR	4,015,000	—	(12,483)

See Notes to Financial Statements.

82  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2025

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	7/2/2025	EUR	3,264,000	USD	3,712,301	—	(1,494)

Morgan Stanley Capital	7/2/2025	EUR	63,026,030	USD	71,683,317	—	(28,005)

JP Morgan & Chase Co.	7/2/2025	USD	516,492	EUR	454,000	71	—

Total unrealized appreciation (depreciation)						224,799	(84,687)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$74,308,157	$—	$0	$74,308,157

Preferred Stocks	727,165	—	—	727,165

Rights	224	—	792	1,016

Warrants	—	—	124	124

Exchange-Traded Funds	44,050	—	—	44,050

Short-Term Investments (a)	866,818	—	—	866,818

Derivatives (b)

Forward Foreign Currency Contracts	—	224,799	—	224,799

Futures Contracts	24,508	—	—	24,508

TOTAL	$75,970,922	$224,799	$916	$76,196,637

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(84,687)	$—	$(84,687)

TOTAL	$—	$(84,687)	$—	$(84,687)

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  83

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 97.4%

Communication Services – 7.8%

Capcom Co. Ltd.	32,300	965,218

Dentsu Group, Inc. (a)	19,236	417,351

KDDI Corp.	287,130	4,986,538

Konami Group Corp.	9,277	1,267,170

LY Corp.	265,728	963,967

Nexon Co. Ltd.	30,164	547,541

Nintendo Co. Ltd.	103,769	8,534,738

Nippon Telegraph & Telephone Corp.	2,806,500	3,128,410

SoftBank Corp.	2,681,900	4,126,430

SoftBank Group Corp.	89,971	4,760,688

Toho Co. Ltd. (a)	10,398	550,268

(Cost $22,997,505)		30,248,319

Consumer Discretionary – 17.7%

Aisin Corp.	50,741	649,888

Asics Corp.	61,600	1,491,037

Bandai Namco Holdings, Inc.	56,021	1,789,308

Bridgestone Corp.	53,107	2,293,756

Denso Corp.	178,140	2,428,310

Fast Retailing Co. Ltd.	17,943	6,029,008

Honda Motor Co. Ltd.	398,135	4,061,727

Isuzu Motors Ltd.	49,198	669,957

Nissan Motor Co. Ltd. *	212,147	543,876

Nitori Holdings Co. Ltd.	7,347	733,704

Oriental Land Co. Ltd. (a)	102,125	2,280,327

Pan Pacific International Holdings Corp.	35,300	1,162,561

Panasonic Holdings Corp.	219,844	2,548,385

Rakuten Group, Inc. *	142,739	792,184

Sanrio Co. Ltd.	17,100	753,662

Sekisui House Ltd.	55,187	1,259,105

Shimano, Inc.	7,084	1,012,422

Sony Group Corp.	577,665	15,295,206

Subaru Corp.	54,708	1,018,539

Sumitomo Electric Industries Ltd.	66,213	1,397,009

Suzuki Motor Corp.	148,856	1,916,368

Toyota Motor Corp.	888,165	17,091,135

Yamaha Motor Co. Ltd.	87,880	677,903

Zensho Holdings Co. Ltd.	9,000	494,048

ZOZO, Inc.	38,702	420,653

(Cost $57,662,922)		68,810,078

Consumer Staples – 5.2%

Aeon Co. Ltd.	61,602	1,898,640

Ajinomoto Co., Inc.	85,102	2,136,199

Asahi Group Holdings Ltd.	134,442	1,780,788

Japan Tobacco, Inc.	113,189	3,490,968

Kao Corp.	43,484	1,996,284

	Number of Shares	Value $

Kikkoman Corp.	64,662	594,291

Kirin Holdings Co. Ltd.	73,589	1,059,637

Kobe Bussan Co. Ltd.	14,100	445,846

MatsukiyoCocokara & Co.	30,800	624,155

MEIJI Holdings Co. Ltd.	22,586	506,201

Nissin Foods Holdings Co. Ltd.	18,810	400,266

Seven & i Holdings Co. Ltd.	208,006	3,145,495

Shiseido Co. Ltd.	38,707	626,758

Suntory Beverage & Food Ltd.	12,834	418,390

Unicharm Corp.	103,922	828,733

Yakult Honsha Co. Ltd.	23,593	478,599

(Cost $19,732,910)		20,431,250

Energy – 0.7%

ENEOS Holdings, Inc.	254,037	1,210,028

Idemitsu Kosan Co. Ltd.	76,700	469,863

Inpex Corp.	82,244	1,115,391

(Cost $2,647,814)		2,795,282

Financials – 16.0%

Chiba Bank Ltd.	53,760	490,918

Concordia Financial Group Ltd.	95,938	618,052

Dai-ichi Life Holdings, Inc.	331,276	2,598,040

Daiwa Securities Group, Inc.	123,144	837,905

Japan Exchange Group, Inc.	92,330	1,025,996

Japan Post Bank Co. Ltd.	168,125	1,817,426

Japan Post Holdings Co. Ltd.	169,270	1,665,115

Japan Post Insurance Co. Ltd.	18,600	410,533

Mitsubishi HC Capital, Inc.	80,016	588,602

Mitsubishi UFJ Financial Group, Inc.	1,076,942	15,159,290

Mizuho Financial Group, Inc.	224,312	6,238,553

MS&AD Insurance Group Holdings, Inc.	121,167	2,910,130

Nomura Holdings, Inc.	279,677	1,726,516

ORIX Corp.	109,983	2,343,430

Resona Holdings, Inc.	194,576	1,730,150

SBI Holdings, Inc.	24,899	759,455

Sompo Holdings, Inc.	84,225	2,567,810

Sumitomo Mitsui Financial Group, Inc.	346,316	8,904,890

Sumitomo Mitsui Trust Holdings, Inc.	60,424	1,647,336

T&D Holdings, Inc.	45,349	1,044,418

Tokio Marine Holdings, Inc.	172,813	7,340,304

(Cost $41,009,785)		62,424,869

Health Care – 7.1%

Astellas Pharma, Inc.	168,035	1,668,731

Chugai Pharmaceutical Co. Ltd.	63,335	3,337,637

Daiichi Sankyo Co. Ltd.	161,471	4,311,280

Eisai Co. Ltd.	24,312	699,649

Hoya Corp.	32,501	3,865,698

Kyowa Kirin Co. Ltd.	21,960	359,171

See Notes to Financial Statements.

84  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

M3, Inc.	42,684	604,390

Olympus Corp.	108,276	1,395,823

Ono Pharmaceutical Co. Ltd.	36,183	393,651

Otsuka Holdings Co. Ltd.	41,100	2,099,343

Shionogi & Co. Ltd.	70,324	1,176,832

Sysmex Corp.	46,432	784,918

Takeda Pharmaceutical Co. Ltd.	149,823	4,491,722

Terumo Corp.	126,004	2,330,148

(Cost $28,309,789)		27,518,993

Industrials – 23.5%

AGC, Inc.	17,762	528,558

ANA Holdings, Inc.	15,618	310,092

Central Japan Railway Co.	73,060	1,604,939

Dai Nippon Printing Co. Ltd.	38,358	568,193

Daifuku Co. Ltd.	29,900	803,733

Daikin Industries Ltd.	24,948	2,875,448

East Japan Railway Co.	84,255	1,774,159

FANUC Corp.	89,345	2,401,657

Fuji Electric Co. Ltd.	12,294	549,276

Fujikura Ltd.	23,400	1,092,472

Hankyu Hanshin Holdings, Inc.	21,840	589,655

Hikari Tsushin, Inc.	1,652	451,647

Hitachi Ltd.	429,510	12,076,844

Hoshizaki Corp.	9,708	363,978

IHI Corp.	13,900	1,350,926

ITOCHU Corp.	111,279	5,985,611

Japan Airlines Co. Ltd.	13,154	267,203

Kajima Corp.	40,376	1,000,035

Kawasaki Kisen Kaisha Ltd.	33,500	506,824

Komatsu Ltd.	85,337	2,622,469

Kubota Corp. (a)	90,863	1,050,423

Makita Corp.	21,903	676,749

Marubeni Corp.	133,187	2,725,847

MINEBEA MITSUMI, Inc.	35,031	495,052

Mitsubishi Corp.	319,873	6,524,391

Mitsubishi Electric Corp.	179,326	3,619,047

Mitsubishi Heavy Industries Ltd.	301,520	7,023,837

Mitsui & Co. Ltd.	232,542	4,895,026

Mitsui OSK Lines Ltd.	32,100	1,143,282

MonotaRO Co. Ltd.	23,500	487,001

Nidec Corp.	78,480	1,532,568

Nippon Yusen KK	40,636	1,488,532

Obayashi Corp.	60,208	912,357

Recruit Holdings Co. Ltd.	132,291	7,988,300

Secom Co. Ltd.	38,944	1,425,741

Sekisui Chemical Co. Ltd.	35,752	623,632

SG Holdings Co. Ltd.	29,100	284,235

SMC Corp.	5,415	2,037,751

Sumitomo Corp.	102,973	2,649,196

Taisei Corp.	14,752	825,587

Tokyo Metro Co. Ltd.	26,600	336,162

	Number of Shares	Value $

Tokyu Corp.	47,622	579,824

TOPPAN Holdings, Inc.	22,039	589,667

Toyota Industries Corp.	15,199	1,913,408

Toyota Tsusho Corp.	59,293	1,265,016

West Japan Railway Co.	41,458	898,624

(Cost $67,908,854)		91,714,974

Information Technology – 12.8%

Advantest Corp.	72,200	3,696,427

Canon, Inc.	88,197	2,716,488

Disco Corp.	8,700	1,987,345

FUJIFILM Holdings Corp.	104,171	2,377,411

Fujitsu Ltd.	165,654	3,819,729

Keyence Corp.	18,298	7,723,830

Kyocera Corp.	119,232	1,459,586

Lasertec Corp.	7,304	741,339

Murata Manufacturing Co. Ltd.	157,735	2,337,058

NEC Corp.	115,865	3,047,702

Nomura Research Institute Ltd.	35,222	1,365,359

NTT Data Group Corp.	58,840	1,631,548

Obic Co. Ltd.	30,135	1,103,034

Omron Corp.	16,417	427,268

Oracle Corp. (a)	3,572	419,396

Otsuka Corp.	20,620	424,953

Renesas Electronics Corp.	159,424	1,975,420

Ricoh Co. Ltd.	49,734	466,769

SCREEN Holdings Co. Ltd.	7,700	553,841

SCSK Corp.	15,000	457,730

Shimadzu Corp.	22,636	549,481

TDK Corp.	180,720	2,009,465

TIS, Inc.	19,700	650,027

Tokyo Electron Ltd.	42,142	6,735,926

Trend Micro, Inc.	11,859	892,134

Yokogawa Electric Corp.	20,779	512,489

(Cost $43,630,087)		50,081,755

Materials – 3.4%

Asahi Kasei Corp.	115,084	812,174

JFE Holdings, Inc.	55,519	660,348

Mitsubishi Chemical Group Corp.	129,396	692,954

Nippon Paint Holdings Co. Ltd.	90,915	688,362

Nippon Sanso Holdings Corp.	16,280	585,603

Nippon Steel Corp.	90,237	1,823,616

Nitto Denko Corp.	65,555	1,205,224

Shin-Etsu Chemical Co. Ltd.	169,560	5,468,765

Sumitomo Metal Mining Co. Ltd.	22,959	529,559

Toray Industries, Inc.	127,996	887,820

(Cost $13,363,699)		13,354,425

Real Estate – 2.3%

Daito Trust Construction Co. Ltd.	5,451	615,200

Daiwa House Industry Co. Ltd.	52,117	1,764,216

See Notes to Financial Statements.

DBX ETF Trust  |  85

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Hulic Co. Ltd.	44,610	453,246

Mitsubishi Estate Co. Ltd.	100,724	1,848,654

Mitsui Fudosan Co. Ltd.	249,346	2,408,638

Nippon Building Fund, Inc. REIT	726	663,968

Sumitomo Realty & Development Co. Ltd.	28,750	1,109,880

(Cost $7,666,519)		8,863,802

Utilities – 0.9%

Chubu Electric Power Co., Inc.	61,849	759,922

Kansai Electric Power Co., Inc.	88,038	1,003,999

Osaka Gas Co. Ltd.	33,989	867,588

Tokyo Gas Co. Ltd.	31,465	1,059,439

(Cost $3,395,039)		3,690,948

TOTAL COMMON STOCKS

(Cost $308,324,923)		379,934,695

EXCHANGE-TRADED FUNDS – 0.1%

iShares Currency Hedged MSCI Japan ETF (a)

(Cost $182,462)	4,500	197,010

SECURITIES LENDING COLLATERAL – 1.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

(Cost $4,866,100)	4,866,100	4,866,100

	Number of Shares	Value $

CASH EQUIVALENTS – 1.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

(Cost $4,747,890)	4,747,890	4,747,890

TOTAL INVESTMENTS – 100.0%

(Cost $318,121,375)		389,745,695

Other assets and liabilities, net – 0.0%		163,623

NET ASSETS – 100.0%		389,909,318

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

SECURITIES LENDING COLLATERAL — 1.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

849,800	4,016,300	(d)	—	—	—	38,371	—	4,866,100	4,866,100
CASH EQUIVALENTS — 1.2%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

4,531,945	32,364,011		(32,148,066)	—	—	243,029	—	4,747,890	4,747,890

DWS ESG Liquidity Fund “Capital Shares” (e)

129,095	—		(129,095)	(11)	11	284	—	—	—

5,510,840	36,380,311		(32,277,161)	(11)	11	281,684	—	9,613,990	9,613,990

See Notes to Financial Statements.

86  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2025

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $4,631,616, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc.

REIT:	Real Estate Investment Trust

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Japan Index	USD	8	730,080	754,640	6/20/2025	24,560

Nikkei 225 Index	JPY	5	1,278,628	1,319,017	6/12/2025	40,389

TOPIX Index	JPY	40	7,526,412	7,776,504	6/12/2025	250,092

Total unrealized appreciation						315,041

At May 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	6/3/2025	JPY	58,652,031,750	USD	412,670,492	4,928,899	—

RBC Capital Markets	6/3/2025	USD	33,455,027	JPY	4,754,789,000	—	(400,328)

RBC Capital Markets	6/3/2025	USD	3,584,147	JPY	518,242,700	18,612	—

RBC Capital Markets	6/3/2025	USD	3,522,974	JPY	518,242,700	79,784	—

RBC Capital Markets	6/3/2025	USD	7,156,731	JPY	1,036,485,400	48,786	—

RBC Capital Markets	6/3/2025	USD	359,155,008	JPY	51,824,271,950	1,120,852	—

RBC Capital Markets	7/2/2025	JPY	51,824,271,950	USD	360,331,934	—	(1,133,294)

RBC Capital Markets	7/2/2025	JPY	3,921,073,000	USD	27,262,876	—	(85,922)

Total unrealized appreciation (depreciation)						6,196,933	(1,619,544)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the

Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  87

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$379,934,695	$—	$—	$379,934,695

Exchange-Traded Funds	197,010	—	—	197,010

Short-Term Investments (a)	9,613,990	—	—	9,613,990

Derivatives (b)

Forward Foreign Currency Contracts	—	6,196,933	—	6,196,933

Futures Contracts	315,041	—	—	315,041

TOTAL	$390,060,736	$6,196,933	$—	$396,257,669

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(1,619,544)	$—	$(1,619,544)

TOTAL	$—	$(1,619,544)	$—	$(1,619,544)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

88  |  DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2025

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$171,590,030	$7,805,539,080	$66,864,548	$658,233,821
Investment in affiliated securities at value	463,429	21,674,545	—	2,760,841
Investment in DWS Government Money Market Series	1,734,283	95,373,226	855,034	14,028,943
Investment in DWS Government & Agency Securities Portfolio*	—	87,680,530	—	5,319,270
Cash	335	—	475	—
Foreign currency at value	1,038,454	52,774,254	182,831	5,743,025
Receivable for return of collateral pledged for forward foreign currency contracts	470,000	—	760,000	—
Unrealized appreciation on forward foreign currency contracts	1,054,193	46,718,973	514,163	2,144,437
Deposit with broker for futures contracts	275,268	13,932,284	90,329	1,682,396
Receivables:
Investment securities sold	4,276,909	53,794,405	1,772,401	3,443,105
Capital shares	—	—	—	4,427,622
Variation margin on futures contracts	—	—	—	171,007
Dividends	541,085	31,640,322	116,670	1,416,698
Interest	6,110	410,493	1,950	75,511
Affiliated securities lending income	371	144,221	3	13,694
Foreign tax reclaim	237,036	16,916,208	584	3,012,865
Total assets	$181,687,503	$8,226,598,541	$71,158,988	$702,473,235

Liabilities
Payable upon return of securities loaned	$—	$87,680,530	$—	$5,319,270
Unrealized depreciation on forward foreign currency contracts	1,435,717	32,154,639	1,263,435	2,129,815
Payables:
Investment securities purchased	2,734,326	72,865,024	718,270	10,039,542
Investment advisory fees	59,016	2,335,164	38,645	250,965
Variation margin on futures contracts	65,872	281,020	35,841	—
Deferred foreign tax	393,666	—	613,551	—
IRS closing agreement fee	—	—	—	180,000
Accrued other expenses	—	21,500	—	41,500
Total liabilities	4,688,597	195,337,877	2,669,742	17,961,092
Net Assets, at value	$176,998,906	$8,031,260,664	$68,489,246	$684,512,143

Net Assets Consist of
Paid-in capital	$151,001,226	$6,752,002,384	$68,106,740	$706,692,670
Distributable earnings (loss)	25,997,680	1,279,258,280	382,506	(22,180,527)
Net Assets, at value	$176,998,906	$8,031,260,664	$68,489,246	$684,512,143
Number of Common Shares outstanding	4,850,001	178,150,001	2,600,001	14,950,001
Net Asset Value	$36.49	$45.08	$26.34	$45.79

Investment in non-affiliated securities at cost	$128,659,338	$5,771,990,216	$45,848,804	$570,046,098
Investment in affiliated securities at cost	$310,726	$13,401,415	$—	$2,215,164
Value of securities loaned	$—	$83,154,499	$—	$5,024,027
Investment in DWS Government Money Market Series at cost	$1,734,283	$95,373,226	$855,034	$14,028,943
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$87,680,530	$—	$5,319,270
Foreign currency at cost	$1,059,525	$51,935,335	$232,044	$5,619,869

*  Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  89

Statements of Assets and Liabilities (Continued)

May 31, 2025

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$74,535,508	$380,131,705
Investment in affiliated securities at value	545,004	—
Investment in DWS Government Money Market Series	166,743	4,747,890
Investment in DWS Government & Agency Securities Portfolio*	700,075	4,866,100
Foreign currency at value	876,246	696,860
Unrealized appreciation on forward foreign currency contracts	224,799	6,196,933
Deposit with broker for futures contracts	92,129	587,256
Receivables:
Investment securities sold	1,348,519	1,557,907
Capital shares	12,102	—
Dividends	91,292	3,560,937
Interest	589	17,508
Affiliated securities lending income	749	525
Foreign tax reclaim	61,038	—
Total assets	$78,654,793	$402,363,621

Liabilities
Payable upon return of securities loaned	$700,075	$4,866,100
Unrealized depreciation on forward foreign currency contracts	84,687	1,619,544
Payables:
Investment securities purchased	876,495	5,784,220
Capital shares	527,225	794
Investment advisory fees	28,127	147,941
Variation margin on futures contracts	10,612	35,704
Total liabilities	2,227,221	12,454,303
Net Assets, at value	$76,427,572	$389,909,318

Net Assets Consist of
Paid-in capital	$69,271,887	$437,585,905
Distributable earnings (loss)	7,155,685	(47,676,587)
Net Assets, at value	$76,427,572	$389,909,318
Number of Common Shares outstanding	1,450,001	5,000,001
Net Asset Value	$52.71	$77.98

Investment in non-affiliated securities at cost	$64,458,912	$308,507,385
Investment in affiliated securities at cost	$377,657	$—
Value of securities loaned	$657,382	$4,631,616
Investment in DWS Government Money Market Series at cost	$166,743	$4,747,890
Investment in DWS Government & Agency Securities Portfolio at cost*	$700,075	$4,866,100
Foreign currency at cost	$864,913	$694,842

* Represents collateral on securities loaned.

See Notes to Financial Statements.

90  |  DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2025

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$4,302,988	$212,304,856	$2,013,996	$19,043,571
Affiliated dividend income	8,058	605,516	—	75,322
Income distributions from affiliated funds	136,297	4,593,390	50,886	415,716
Affiliated securities lending income	2,240	828,727	625	74,699
Other income	—	128,829	—	28,361
Total investment income	4,449,583	218,461,318 †	2,065,507	19,637,669 †

Expenses
Investment advisory fees	592,996	23,877,843	475,082	2,633,419
Interest expense (see note 2):	1,299	6,886	5,730	790
Other expenses	1,150	55,150	58	23,150
Total expenses	595,445	23,939,879	480,870	2,657,359
Less fees waived (see note 3):
Waiver	(3,410)	(106,567)	(1,125)	(9,800)
Net expenses	592,035	23,833,312	479,745	2,647,559
Net investment income (loss)	3,857,548	194,628,006	1,585,762	16,990,110

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(2,684,186)	(178,674,303)	1,108,117	(18,973,946)
Investments in affiliates	2,834	(1,475,610)	—	(106,832)
In-kind redemptions	6,105,647	77,087,918	564,772	12,130,680
In-kind redemptions in affiliates	12,708	122,113	—	29,867
Futures contracts	642	5,592,866	73,906	1,179,763
Foreign currency transactions	60,783	1,936,425	44,607	331,338
Forward foreign currency contracts	(5,660,108)	(397,693,889)	49,727	(39,497,480)
Net realized gain (loss)	(2,161,680)	(493,104,480)	1,841,129	(44,906,610)
Net change in unrealized appreciation (depreciation) on:
Investments***	12,845,256	864,790,688	4,935,510	67,466,453
Investments in affiliates	99,665	10,302,701	—	1,176,315
Futures contracts	197,448	2,061,104	31,815	236,872
Foreign currency translations	(2,551)	2,221,724	(55,885)	227,692
Forward foreign currency contracts	967,527	80,425,623	(485,400)	8,608,543
Net change in unrealized appreciation (depreciation)	14,107,345	959,801,840	4,426,040	77,715,875
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	11,945,665	466,697,360	6,267,169	32,809,265
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,803,213	$661,325,366	$7,852,931	$49,799,375

* Unaffiliated foreign tax withheld	$490,845	$19,086,463	$238,696	$1,818,292
** Including foreign taxes	$77,861	$—	$354,491	$—
*** Including (Net of) change in deferred foreign taxes	$(88,257)	$—	$75,931	$—

†

Total investment income includes $2,296,389 and $558,644 of non-recurring foreign dividend reclaims, and $128,829 and $28,361 of non-recurring related interest which are included in Unaffiliated dividend income and Other income, respectively for Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF, respectively.

See Notes to Financial Statements.

DBX ETF Trust  |  91

Statements of Operations (Continued)

For the Year Ended May 31, 2025

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$1,751,106	$8,785,815
Affiliated dividend income	15,121	—
Income distributions from affiliated funds	6,075	243,313
Affiliated securities lending income	5,874	38,371
Unaffiliated securities lending income, net of borrower rebates	260	—
Total investment income	1,778,436	9,067,499

Expenses
Investment advisory fees	208,811	1,847,556
Other expenses	173	2,150
Total expenses	208,984	1,849,706
Less fees waived (see note 3):
Waiver	(132)	(5,659)
Net expenses	208,852	1,844,047
Net investment income (loss)	1,569,584	7,223,452

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,189,929)	(13,600,019)
Investments in affiliates	(7,024)	(11)
In-kind redemptions	2,587,379	31,392,485
In-kind redemptions in affiliates	27,777	—
Futures contracts	(5,835)	(460,957)
Foreign currency transactions	17,846	(204,842)
Forward foreign currency contracts	(3,521,282)	(25,907,502)
Payments by Affiliates (see note 6)	—	3,631
Net realized gain (loss)	(2,091,068)	(8,777,215)
Net change in unrealized appreciation (depreciation) on:
Investments	5,987,717	18,492,891
Investments in affiliates	148,088	11
Futures contracts	26,780	303,234
Foreign currency translations	12,022	217,256
Forward foreign currency contracts	666,888	3,122,055
Net change in unrealized appreciation (depreciation)	6,841,495	22,135,447
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,750,427	13,358,232
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,320,011	$20,581,684

* Unaffiliated foreign tax withheld	$285,458	$975,322

See Notes to Financial Statements.

92  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US		Xtrackers MSCI EAFE Hedged
	Hedged Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,857,548	$3,664,416	$194,628,006	$136,625,119
Net realized gain (loss)	(2,161,680)	5,822,194	(493,104,480)	281,609,450
Net change in net unrealized appreciation (depreciation)	14,107,345	16,332,214	959,801,840	595,776,833
Net increase (decrease) in net assets resulting from operations	15,803,213	25,818,824	661,325,366	1,014,011,402
Distributions to Shareholders	(2,397,520)	(4,798,675)	(82,236,139)	(191,362,884)
Fund Shares Transactions
Proceeds from shares sold	31,504,679	—	1,635,716,705	1,111,866,112
Value of shares redeemed	(21,830,648)	—	(167,245,555)	—
Net increase (decrease) in net assets resulting from fund share transactions	9,674,031	—	1,468,471,150	1,111,866,112
Total net increase (decrease) in Net Assets	23,079,724	21,020,149	2,047,560,377	1,934,514,630
Net Assets
Beginning of year	153,919,182	132,899,033	5,983,700,287	4,049,185,657
End of year	$176,998,906	$153,919,182	$8,031,260,664	$5,983,700,287

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,600,001	4,600,001	143,550,001	114,150,001
Shares sold	900,000	—	38,600,000	29,400,000
Shares redeemed	(650,000)	—	(4,000,000)	—
Shares outstanding, end of year	4,850,001	4,600,001	178,150,001	143,550,001

See Notes to Financial Statements.

DBX ETF Trust  |  93

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI Europe Hedged
	Markets Hedged Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,585,762	$2,185,338	$16,990,110	$14,450,769
Net realized gain (loss)	1,841,129	4,372,699	(44,906,610)	46,104,664
Net change in net unrealized appreciation (depreciation)	4,426,040	5,394,102	77,715,875	40,667,873
Net increase (decrease) in net assets resulting from operations	7,852,931	11,952,139	49,799,375	101,223,306
Distributions to Shareholders	(1,740,485)	(2,456,982)	(390,610)	(17,261,146)
Fund Shares Transactions
Proceeds from shares sold	—	6,775,025	133,081,049	157,074,836
Value of shares redeemed	(10,265,473)	(32,417,391)	(55,218,970)	(142,479,345)
Net increase (decrease) in net assets resulting from fund share transactions	(10,265,473)	(25,642,366)	77,862,079	14,595,491
Total net increase (decrease) in Net Assets	(4,153,027)	(16,147,209)	127,270,844	98,557,651
Net Assets
Beginning of year	72,642,273	88,789,482	557,241,299	458,683,648
End of year	$68,489,246	$72,642,273	$684,512,143	$557,241,299

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,000,001	4,050,001	13,250,001	12,550,001
Shares sold	—	300,000	3,050,000	4,250,000
Shares redeemed	(400,000)	(1,350,000)	(1,350,000)	(3,550,000)
Shares outstanding, end of year	2,600,001	3,000,001	14,950,001	13,250,001

See Notes to Financial Statements.

94  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged		Xtrackers MSCI Japan Hedged
	Equity ETF		Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,569,584	$934,958	$7,223,452	$5,397,629
Net realized gain (loss)	(2,091,068)	3,459,457	(8,777,215)	68,488,599
Net change in net unrealized appreciation (depreciation)	6,841,495	2,671,579	22,135,447	35,899,155
Net increase (decrease) in net assets resulting from operations	6,320,011	7,065,994	20,581,684	109,785,383
Distributions to Shareholders	(241,630)	(693,739)	(12,059,378)	(16,910,387)
Fund Shares Transactions
Proceeds from shares sold	38,709,313	13,945,201	48,707,187	94,852,083
Value of shares redeemed	(8,056,979)	(8,185,401)	(98,541,867)	(47,515,291)
Net increase (decrease) in net assets resulting from fund share transactions	30,652,334	5,759,800	(49,834,680)	47,336,792
Total net increase (decrease) in Net Assets	36,730,715	12,132,055	(41,312,374)	140,211,788
Net Assets
Beginning of year	39,696,857	27,564,802	431,221,692	291,009,904
End of year	$76,427,572	$39,696,857	$389,909,318	$431,221,692

Changes in Shares Outstanding
Shares outstanding, beginning of year	850,001	700,001	5,700,001	5,100,001
Shares sold	760,000	350,000	650,000	1,400,000
Shares redeemed	(160,000)	(200,000)	(1,350,000)	(800,000)
Shares outstanding, end of year	1,450,001	850,001	5,000,001	5,700,001

See Notes to Financial Statements.

DBX ETF Trust  |  95

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$33.46	$28.89	$31.45	$33.37	$25.63
Income (loss) from investment operations:
Net investment income (loss)(a)	0.90	0.80	0.81	0.88	0.64
Net realized and unrealized gain (loss)	2.71	4.81	0.25	(2.11)	7.73
Total from investment operations	3.61	5.61	1.06	(1.23)	8.37
Less distributions from:
Net investment income	(0.58)	(1.04)	(0.62)	(0.69)	(0.63)
Net realized gains	–	–	(3.00)	–	–
Total from distributions	(0.58)	(1.04)	(3.62)	(0.69)	(0.63)
Net Asset Value, end of year	$36.49	$33.46	$28.89	$31.45	$33.37
Total Return (%)(b)	10.95	20.06	4.02	(3.79)	33.10

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	177	154	133	156	125
Ratio of expenses before fee waiver (%)	0.40	0.40	0.41	0.40	0.40
Ratio of expenses after fee waiver (%)	0.40	0.40	0.41	0.40	0.40
Ratio of net investment income (loss) (%)	2.60	2.63	2.77	2.69	2.15
Portfolio turnover rate (%)(c)	13	9	14	6	14

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

96  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI EAFE Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$41.68	$35.47	$37.41	$37.54	$29.75
Income (loss) from investment operations:
Net investment income (loss)(a)	1.20	1.08	1.05 (b)	1.13	0.78
Net realized and unrealized gain (loss)	2.73	6.78	2.12	(0.37)	7.82
Total from investment operations	3.93	7.86	3.17	0.76	8.60
Less distributions from:
Net investment income	(0.53)	(1.65)	(0.64)	(0.89)	(0.81)
Net realized gains	–	–	(4.47)	–	–
Total from distributions	(0.53)	(1.65)	(5.11)	(0.89)	(0.81)
Net Asset Value, end of year	$45.08	$41.68	$35.47	$37.41	$37.54
Total Return (%)(c)	9.53	23.12	9.62	2.01	29.41

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	8,031	5,984	4,049	4,241	3,955
Ratio of expenses before fee waiver (%)	0.35	0.35	0.36	0.35	0.35
Ratio of expenses after fee waiver (%)	0.35	0.35	0.36	0.35	0.35
Ratio of net investment income (loss) (%)	2.85	2.91	2.99 (b)	2.97	2.35
Portfolio turnover rate (%)(d)	12	11	19	4	8

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  97

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$24.21	$21.92	$23.77	$29.36	$21.03
Income (loss) from investment operations:
Net investment income (loss)(a)	0.55	0.52	0.52	0.53	0.39
Net realized and unrealized gain (loss)	2.20	2.36	(1.80)	(5.65)	8.42
Total from investment operations	2.75	2.88	(1.28)	(5.12)	8.81
Less distributions from:
Net investment income	(0.62)	(0.59)	(0.57)	(0.47)	(0.48)
Total from distributions	(0.62)	(0.59)	(0.57)	(0.47)	(0.48)
Net Asset Value, end of year	$26.34	$24.21	$21.92	$23.77	$29.36
Total Return (%)(b)	11.47	13.39	(5.40)	(17.67)	42.20

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	68	73	89	97	117
Ratio of expenses before fee waiver (%)	0.66	0.67	0.66	0.65	0.65
Ratio of expenses after fee waiver (%)	0.66	0.67	0.66	0.65	0.65
Ratio of net investment income (loss) (%)	2.17	2.30	2.33	2.00	1.48
Portfolio turnover rate (%)(c)	10	17	16	14	13

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

98  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023		2022		2021

Selected Per Share Data
Net Asset Value, beginning of year	$42.06	$36.55	$34.31		$34.02		$26.91
Income (loss) from investment operations:
Net investment income (loss)(a)	1.24	1.04	1.04	(b)	0.97		0.77
Net realized and unrealized gain (loss)	2.52	5.85	1.85		(0.00	)(c)	7.07
Total from investment operations	3.76	6.89	2.89		0.97		7.84
Less distributions from:
Net investment income	(0.03)	(1.38)	(0.65)		(0.68)		(0.73)
Total from distributions	(0.03)	(1.38)	(0.65)		(0.68)		(0.73)
Net Asset Value, end of year	$45.79	$42.06	$36.55		$34.31		$34.02
Total Return (%)(d)	8.86	19.47	8.77		2.85		29.68

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	685	557	459		527		563
Ratio of expenses before fee waiver (%)	0.45	0.45	0.48		0.45		0.45
Ratio of expenses after fee waiver (%)	0.45	0.45	0.48		0.45		0.45
Ratio of net investment income (loss) (%)	2.90	2.77	3.06	(b)	2.77		2.58
Portfolio turnover rate (%)(e)	10	12	13		5		9

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  99

Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$46.70	$39.38	$36.25	$37.92	$28.10
Income (loss) from investment operations:
Net investment income (loss)(a)	1.61	1.02	1.35	0.88	0.76
Net realized and unrealized gain (loss)	4.68	7.07	2.37	(1.90)	9.71
Total from investment operations	6.29	8.09	3.72	(1.02)	10.47
Less distributions from:
Net investment income	(0.28)	(0.77)	(0.59)	(0.65)	(0.65)
Total from distributions	(0.28)	(0.77)	(0.59)	(0.65)	(0.65)
Net Asset Value, end of year	$52.71	$46.70	$39.38	$36.25	$37.92
Total Return (%)(b)	13.56	20.95	10.57	(2.77)	37.79

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	76	40	28	13	15
Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	3.38	2.46	3.65	2.32	2.37
Portfolio turnover rate (%)(c)	12	14	14	7	10

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

100  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$75.65	$57.06	$48.84	$49.08	$39.80
Income (loss) from investment operations:
Net investment income (loss)(a)	1.30	1.08	1.00	0.79	0.62
Net realized and unrealized gain (loss)	3.15	20.74	7.61	0.13	9.82
Total from investment operations	4.45	21.82	8.61	0.92	10.44
Less distributions from:
Net investment income	(2.12)	(3.23)	(0.39)	(1.16)	(1.16)
Total from distributions	(2.12)	(3.23)	(0.39)	(1.16)	(1.16)
Net Asset Value, end of year	$77.98	$75.65	$57.06	$48.84	$49.08
Total Return (%)(b)	6.07	40.04	17.78	1.87	26.96

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	390	431	291	191	199
Ratio of expenses before fee waiver (%)	0.45	0.45	0.47	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	0.45	0.46	0.45	0.45
Ratio of net investment income (loss) (%)	1.76	1.66	1.98	1.61	1.41
Portfolio turnover rate (%)(c)	17	15	18	6	12

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  101

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI EAFE Hedged Equity ETF which lots consist of 200,000 shares and Xtrackers MSCI Eurozone Hedged Equity ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index

Xtrackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index

Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index

Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index

Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index

Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the

Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

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The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

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significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

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The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to

U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2025, the Funds did not incur any interest or penalties.

As of May 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers MSCI All World ex US Hedged Equity ETF	$3,769,579	$(17,277,448)	$39,505,549	$25,997,680

Xtrackers MSCI EAFE Hedged Equity ETF	249,980,930	(789,072,733)	1,818,350,083	1,279,258,280

Xtrackers MSCI Emerging Markets Hedged Equity ETF	466,214	(15,940,083)	15,856,375	382,506

Xtrackers MSCI Europe Hedged Equity ETF	21,314,500	(115,033,229)	71,538,202	(22,180,527)

Xtrackers MSCI Eurozone Hedged Equity ETF	2,291,363	(4,131,389)	8,995,711	7,155,685

Xtrackers MSCI Japan Hedged Equity ETF	13,265,154	(118,397,363)	57,455,622	(47,676,587)

The tax character of dividends and distributions declared for the years ended May 31, 2025 and May 31, 2024 were as follows:

Year Ended May 31, 2025
Ordinary Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	$2,397,520

Xtrackers MSCI EAFE Hedged Equity ETF	82,236,139

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,740,485

Xtrackers MSCI Europe Hedged Equity ETF	390,610

Xtrackers MSCI Eurozone Hedged Equity ETF	241,630

Xtrackers MSCI Japan Hedged Equity ETF	12,059,378
Year Ended May 31, 2024
Ordinary Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	$4,798,675

Xtrackers MSCI EAFE Hedged Equity ETF	191,362,884

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,456,982

Xtrackers MSCI Europe Hedged Equity ETF	17,261,146

Xtrackers MSCI Eurozone Hedged Equity ETF	693,739

Xtrackers MSCI Japan Hedged Equity ETF	16,910,387

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$2,928,317	$14,349,131	$17,277,448

Xtrackers MSCI EAFE Hedged Equity ETF	199,324,525	589,748,208	789,072,733

Xtrackers MSCI Emerging Markets Hedged Equity ETF	6,846,323	9,093,760	15,940,083

Xtrackers MSCI Europe Hedged Equity ETF	15,798,353	99,234,876	115,033,229

Xtrackers MSCI Eurozone Hedged Equity ETF	1,412,864	2,718,525	4,131,389

Xtrackers MSCI Japan Hedged Equity ETF	43,989,300	74,408,063	118,397,363

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the Funds had no post-October capital losses.

For the fiscal year ended May 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI All World ex US Hedged Equity ETF	$(5,713,671)	$5,713,671

Xtrackers MSCI EAFE Hedged Equity ETF	(72,973,673)	72,973,673

Xtrackers MSCI Emerging Markets Hedged Equity ETF	(449,788)	449,788

Xtrackers MSCI Europe Hedged Equity ETF	(10,728,677)	10,728,677

Xtrackers MSCI Eurozone Hedged Equity ETF	(2,504,723)	2,504,723

Xtrackers MSCI Japan Hedged Equity ETF	(26,133,686)	26,133,686

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers MSCI All World ex US Hedged Equity ETF	$133,633,914	$39,904,095	$48,624,417	$ (8,720,322)

Xtrackers MSCI EAFE Hedged Equity ETF	6,202,265,565	1,816,367,860	2,041,444,838	(225,076,978)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	50,643,822	16,531,858	25,355,457	(8,823,599)

Xtrackers MSCI Europe Hedged Equity ETF	609,015,678	71,305,698	120,294,270	(48,988,572)

Xtrackers MSCI Eurozone Hedged Equity ETF	66,992,848	8,981,592	12,551,718	(3,570,126)

Xtrackers MSCI Japan Hedged Equity ETF	333,810,377	57,346,651	77,270,551	(19,923,900)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF have filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. For the year ended May 31, 2025, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF received reclaims and interest related to EU reclaims, which is reported in unaffiliated dividend income and other income in the Statement of Operations. Expenses incurred related to filing EU reclaims are recorded in other expenses in the Statement of Operations. For U.S. income tax purposes, EU tax reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event

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that EU tax reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid, and a fund previously passed foreign tax credits on to its shareholders, a fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. For the year ended May 31, 2025, the EU reclaims received by the Funds did not exceed the foreign withholding taxes of the Funds. During the fiscal year ended May 31, 2023, the EU reclaims received for Xtrackers MSCI Europe Hedged Equity ETF exceeded the foreign withholding taxes of the Fund. As a result, the Fund entered into a closing agreement with the IRS and recognized a closing agreement fee of $180,000.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for

Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2025, the Funds invested the cash collateral, if any into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI EAFE Hedged Equity ETF

Common Stocks	$84,787,252	$—	$—	$—	$84,787,252

Exchange-Traded Funds	$2,883,650	$—	$—	$—	$2,883,650

Rights	$9,628	$—	$—	$—	$9,628

Total Borrowings	$87,680,530	$—	$—	$—	$87,680,530

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$87,680,530

Xtrackers MSCI Europe Hedged Equity ETF

Common Stocks	$5,319,270	$—	$—	$—	$5,319,270

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$5,319,270

Xtrackers MSCI Eurozone Hedged Equity ETF

Common Stocks	$700,075	$—	$—	$—	$700,075

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Gross amount of recognized liabilities and cash collateral for securities lending transactions					$700,075

Xtrackers MSCI Japan Hedged Equity ETF

Common Stocks	$4,696,050	$—	$—	$—	$4,696,050

Exchange-Traded Funds	$170,050	$—	$—	$—	$170,050

Total Borrowings	$4,886,100	$—	$—	$—	$4,886,100

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$4,886,100

As of May 31, 2025, Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2025, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Japan Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2025 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2025.

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2025, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of

Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2025 is included in a table following the Funds’ Schedule of

Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$235,169	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,054,193	Unrealized depreciation on forward foreign currency contracts	1,435,717

	Total	$1,289,362	Total	$1,435,717

Xtrackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,356,005	Unrealized depreciation on futures contracts*	$321,586

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	46,718,973	Unrealized depreciation on forward foreign currency contracts	32,154,639

	Total	$52,074,978	Total	$32,476,225

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$32,029	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	514,163	Unrealized depreciation on forward foreign currency contracts	1,263,435

	Total	$546,192	Total	$1,263,435

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$440,210	Unrealized depreciation on futures contracts*	$101,991

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,144,437	Unrealized depreciation on forward foreign currency contracts	2,129,815

	Total	$2,584,647	Total	$2,231,806

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$24,508	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	224,799	Unrealized depreciation on forward foreign currency contracts	84,687

	Total	$249,307	Total	$84,687

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$315,041	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,196,933	Unrealized depreciation on forward foreign currency contracts	1,619,544

	Total	$6,511,974	Total	$1,619,544

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$642	$(5,660,108)	$(5,659,466)

Xtrackers MSCI EAFE Hedged Equity ETF	5,592,866	(397,693,889)	(392,101,023)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	73,906	49,727	123,633

Xtrackers MSCI Europe Hedged Equity ETF	1,179,763	(39,497,480)	(38,317,717)

Xtrackers MSCI Eurozone Hedged Equity ETF	(5,835)	(3,521,282)	(3,527,117)

Xtrackers MSCI Japan Hedged Equity ETF	(460,957)	(25,907,502)	(26,368,459)

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Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$197,448	$967,527	$1,164,975

Xtrackers MSCI EAFE Hedged Equity ETF	2,061,104	80,425,623	82,486,727

Xtrackers MSCI Emerging Markets Hedged Equity ETF	31,815	(485,400)	(453,585)

Xtrackers MSCI Europe Hedged Equity ETF	236,872	8,608,543	8,845,415

Xtrackers MSCI Eurozone Hedged Equity ETF	26,780	666,888	693,668

Xtrackers MSCI Japan Hedged Equity ETF	303,234	3,122,055	3,425,289

For the year ended May 31, 2025 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)

Xtrackers MSCI All World ex US Hedged Equity ETF	$3,708,047	$(148,875,754)

Xtrackers MSCI EAFE Hedged Equity ETF	142,614,879	(6,741,373,833)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,344,920	(73,317,981)

Xtrackers MSCI Europe Hedged Equity ETF	12,991,963	(583,802,027)

Xtrackers MSCI Eurozone Hedged Equity ETF	394,628	(47,422,604)

Xtrackers MSCI Japan Hedged Equity ETF	7,193,208	(411,197,983)

110  |  DBX ETF Trust

As of May 31, 2025, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI All World ex US Hedged Equity ETF

Bank of America	136	(136)	—	—	14,159	(136)	—	14,023

Citigroup Global Markets	8,299	(2,725)	—	5,574	2,725	(2,725)	—	—

Goldman Sachs & Co.	67,439	(67,439)	—	—	88,052	(67,439)	—	20,613

JP Morgan & Chase Co.	142,239	(142,239)	—	—	567,469	(142,239)	(300,000)	125,230

Morgan Stanley Capital	35,734	(35,734)	—	—	36,657	(35,734)	—	923

RBC Capital Markets	512,517	(512,517)	—	—	692,532	(512,517)	(170,000)	10,015

The Bank of New York Mellon	287,829	(34,123)	—	253,706	34,123	(34,123)	—	—

	1,054,193	(794,913)	—	259,280	1,435,717	(794,913)	(470,000)	170,804

Xtrackers MSCI EAFE Hedged Equity ETF

Citigroup Global Markets	568,469	(124,163)	—	444,306	124,163	(124,163)	—	—

Goldman Sachs & Co.	4,378,975	(1,252,685)	—	3,126,290	1,252,685	(1,252,685)	—	—

JP Morgan & Chase Co.	242,017	(242,017)	—	—	2,814,238	(242,017)	—	2,572,221

Morgan Stanley Capital	2,453,381	(2,453,381)	—	—	2,516,785	(2,453,381)	—	63,404

RBC Capital Markets	28,778,513	(23,831,555)	—	4,946,958	23,831,555	(23,831,555)	—	—

The Bank of New York Mellon	10,297,618	(1,615,213)	—	8,682,405	1,615,213	(1,615,213)	—	—

	46,718,973	(29,519,014)	—	17,199,959	32,154,639	(29,519,014)	—	2,635,625

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Bank of America	205	(205)	—	—	20,384	(205)	—	20,179

Citigroup Global Markets	1,055	(1,055)	—	—	11,494	(1,055)	—	10,439

Goldman Sachs & Co.	7,274	(7,274)	—	—	91,424	(7,274)	—	84,150

JP Morgan & Chase Co.	186,005	(186,005)	—	—	650,950	(186,005)	(560,000)	95,055

Morgan Stanley Capital	150	(150)	—	—	159	(150)	—	9

RBC Capital Markets	119,968	(119,968)	—	—	472,836	(119,968)	(200,000)	152,868

The Bank of New York Mellon	199,506	(16,188)	—	183,318	16,188	(16,188)	—	—

	514,163	(330,845)	—	183,318	1,263,435	(330,845)	(760,000)	172,590

Xtrackers MSCI Europe Hedged Equity ETF

Citigroup Global Markets	71,454	(16,079)	—	55,375	16,079	(16,079)	—	—

Goldman Sachs & Co.	546,078	(153,036)	—	393,042	153,036	(153,036)	—	—

JP Morgan & Chase Co.	22,335	(22,335)	—	—	154,701	(22,335)	—	132,366

Morgan Stanley Capital	312,227	(312,227)	—	—	320,306	(312,227)	—	8,079

RBC Capital Markets	105,013	(105,013)	—	—	1,298,928	(105,013)	—	1,193,915

The Bank of New York Mellon	1,087,330	(186,765)	—	900,565	186,765	(186,765)	—	—

	2,144,437	(795,455)	—	1,348,982	2,129,815	(795,455)	—	1,334,360

Xtrackers MSCI Eurozone Hedged Equity ETF

JP Morgan & Chase Co.	71	(71)	—	—	1,494	(71)	—	1,423

Morgan Stanley Capital	26,469	(26,469)	—	—	28,005	(26,469)	—	1,536

RBC Capital Markets	642	(642)	—	—	42,705	(642)	—	42,063

The Bank of New York Mellon	197,617	(12,483)	—	185,134	12,483	(12,483)	—	—

	224,799	(39,665)	—	185,134	84,687	(39,665)	—	45,022

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI Japan Hedged Equity ETF

RBC Capital Markets	6,196,933	(1,619,544)	—	4,577,389	1,619,544	(1,619,544)	—	—

	6,196,933	(1,619,544)	—	4,577,389	1,619,544	(1,619,544)	—	—

(a)	The actual collateral received/(pledged) may be more than the amount shown.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series and, prior to August 14, 2024, DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds. DWS ESG Liquidity

Fund liquidated on August 14, 2024.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%

Xtrackers MSCI EAFE Hedged Equity ETF	0.35%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%

Xtrackers MSCI Europe Hedged Equity ETF	0.45%

Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%

Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI All World ex US Hedged Equity ETF	$3,410

Xtrackers MSCI EAFE Hedged Equity ETF	106,567

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,125

Xtrackers MSCI Europe Hedged Equity ETF	9,800

Xtrackers MSCI Eurozone Hedged Equity ETF	132

Xtrackers MSCI Japan Hedged Equity ETF	5,659

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as

Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended May 31, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US Hedged Equity ETF	$160

Xtrackers MSCI Emerging Markets Hedged Equity ETF	46

4. Investment Portfolio Transactions

For the year ended May 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$19,740,228	$21,834,060

Xtrackers MSCI EAFE Hedged Equity ETF	813,568,341	934,424,177

Xtrackers MSCI Emerging Markets Hedged Equity ETF	6,815,588	17,371,609

Xtrackers MSCI Europe Hedged Equity ETF	58,777,355	78,602,539

Xtrackers MSCI Eurozone Hedged Equity ETF	5,587,521	8,935,171

Xtrackers MSCI Japan Hedged Equity ETF	67,913,843	97,252,028

For the year ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$22,848,346	$15,915,496

Xtrackers MSCI EAFE Hedged Equity ETF	1,552,268,407	165,493,729

Xtrackers MSCI Emerging Markets Hedged Equity ETF	9,022	2,292,975

Xtrackers MSCI Europe Hedged Equity ETF	126,615,504	54,188,911

Xtrackers MSCI Eurozone Hedged Equity ETF	39,717,341	8,353,054

Xtrackers MSCI Japan Hedged Equity ETF	47,331,151	96,102,256

5. Fund Share Transactions

As of May 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended May 31, 2025, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $3,631 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DBX ETF Trust  |  113

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, future adverse political, social and economic developments, and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2025.

114  |  DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the

Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 23, 2025

DBX ETF Trust  |  115

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust

Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

116  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the Peer Groups for currency-hedged Funds included ETFs that were not currency hedged. The Board also noted that each Fund had advisory fees and/ or total expenses (after waivers/reimbursements, as applicable) that were above the average and/or median of its respective

Peer Group.

The Board considered, however, the following additional factors in connection with the Funds:

-

The Peer Group for each of Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI All World ex-US Hedged Equity ETF did not contain any other currency-hedged ETFs. In addition, Xtrackers MSCI Emerging Markets Hedged Equity ETF’s advisory fees and total expenses were lower than the largest fund included in its Peer Group.

-	Xtrackers MSCI Japan Hedged Equity ETF had advisory fees and total expenses that were competitive with other currency-hedged ETFs in its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

DBX ETF Trust  |  117

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI All World ex-US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

118  |  DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2025.

Qualified Dividend
Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	88%

Xtrackers MSCI EAFE Hedged Equity ETF	73%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	100%

Xtrackers MSCI Europe Hedged Equity ETF	86%

Xtrackers MSCI Eurozone Hedged Equity ETF	79%

Xtrackers MSCI Japan Hedged Equity ETF	49%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign
	Income	Foreign Taxes Paid

Xtrackers MSCI All World ex US Hedged Equity ETF	$4,791,749	$488,905

Xtrackers MSCI EAFE Hedged Equity ETF	231,303,264	15,546,103

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,242,405	237,871

Xtrackers MSCI Europe Hedged Equity ETF	20,962,118	1,601,169

Xtrackers MSCI Eurozone Hedged Equity ETF	2,047,049	281,351

Xtrackers MSCI Japan Hedged Equity ETF	9,751,003	858,992

DBX ETF Trust  |  119

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May 31, 2025 Annual Financial Statements and Other Information DBX ETF Trust

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

Table of Contents

Page
Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF	2

Xtrackers Cybersecurity Select Equity ETF	6

Xtrackers International Real Estate ETF	9

Xtrackers Semiconductor Select Equity ETF	17

Xtrackers US Green Infrastructure Select Equity ETF	19

Xtrackers US National Critical Technologies ETF	21

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	33

Notes to Financial Statements	39

Report of Independent Registered Public Accounting Firm	49

Board Considerations in Approval of Investment Advisory Contracts	51

Tax Information	54

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF

May 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 98.1%

Communication Services – 15.3%

Diversified Telecommunication Services – 6.2%
AT&T, Inc.	43,061	1,197,096
BT Group PLC	41,223	99,758
China Tower Corp. Ltd., Class H, 144A	102,984	152,869
Verizon Communications, Inc.	26,593	1,169,028

(Cost $2,287,103)		2,618,751

Entertainment – 0.1%
Kingsoft Corp. Ltd. *

(Cost $27,265)	6,353	27,060

Interactive Media & Services – 8.7%
Alphabet, Inc., Class A	9,377	1,610,406
Kakao Corp.	1,665	51,530
Meitu, Inc., 144A *	19,644	16,509
Meta Platforms, Inc., Class A	3,041	1,969,017
Snap, Inc., Class A *	7,447	61,438

(Cost $3,644,802)		3,708,900

Internet Software & Services – 0.3%
NAVER Corp.

(Cost $134,902)	932	126,658

Consumer Discretionary – 4.4%

Broadline Retail – 4.4%
Amazon.com, Inc. *	8,135	1,667,756
eBay, Inc.	2,893	211,681

(Cost $1,905,207)		1,879,437

Financials – 7.0%

Banks – 6.0%
Bank of America Corp.	40,550	1,789,472
Toronto-Dominion Bank	11,000	758,188

(Cost $2,422,204)		2,547,660

Financial Services – 1.0%
PayPal Holdings, Inc. *

(Cost $570,514)	6,341	445,645

Industrials – 0.1%

Ground Transportation – 0.1%
Lyft, Inc., Class A *

(Cost $32,125)	2,250	34,290

Information Technology – 71.3%

Communications Equipment – 5.6%
Arista Networks, Inc. *	6,699	580,401
Ciena Corp. *	722	57,803
Cisco Systems, Inc.	23,615	1,488,690

	Number of Shares	Value $
Extreme Networks, Inc. *	716	11,220
F5, Inc. *	317	90,465
NetScout Systems, Inc. *	358	8,177
Nokia OYJ, ADR	35,804	186,897

(Cost $2,369,785)		2,423,653

Electronic Equipment, Instruments & Components – 0.5%
Itron, Inc. *	243	28,091
Keysight Technologies, Inc. *	957	150,287

(Cost $179,961)		178,378

IT Services – 6.7%
Cloudflare, Inc., Class A *	1,698	281,681
Fujitsu Ltd.	13,200	303,528
International Business Machines Corp.	5,491	1,422,498
Kingsoft Cloud Holdings Ltd., ADR *	1,454	16,241
Kyndryl Holdings, Inc. *	1,325	51,728
NEC Corp.	8,800	230,833
Samsung SDS Co. Ltd.	175	16,514
Snowflake, Inc., Class A *	2,099	431,701
Twilio, Inc., Class A *	934	109,932

(Cost $2,297,975)		2,864,656

Semiconductors & Semiconductor Equipment – 10.7%
Advanced Micro Devices, Inc. *	9,725	1,076,849
Ambarella, Inc. *	250	13,160
Intel Corp.	25,112	490,940
Micron Technology, Inc.	6,685	631,465
NVIDIA Corp.	13,256	1,791,283
Realtek Semiconductor Corp.	3,110	56,143
SK Hynix, Inc.	3,375	500,245
Synaptics, Inc. *	238	13,985

(Cost $4,800,122)		4,574,070

Software – 38.3%
Adobe, Inc. *	2,596	1,077,574
Alarm.com Holdings, Inc. *	239	13,719
Asana, Inc., Class A *	750	13,432
Atlassian Corp., Class A *	1,576	327,225
C3.ai, Inc., Class A *	600	15,954
Commvault Systems, Inc. *	245	44,872
Crowdstrike Holdings, Inc., Class A *	1,555	732,980
CyberArk Software Ltd. *	312	119,427
Dassault Systemes SE	4,573	171,320
Dropbox, Inc., Class A *	1,810	52,237
Fortinet, Inc. *	4,024	409,563
Intuit, Inc.	1,680	1,265,830
Jamf Holding Corp. *	385	4,042
JFrog Ltd. *	606	26,022

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2025

	Number of Shares	Value $
Microsoft Corp.	4,223	1,944,100
MicroStrategy, Inc., Class A *	1,399	516,315
Nice Ltd., ADR *	392	65,045
Nutanix, Inc., Class A *	1,323	101,461
Open Text Corp.	1,450	40,981
Oracle Corp.	10,400	1,721,512
Palantir Technologies, Inc., Class A *	13,075	1,723,023
Palo Alto Networks, Inc. *	3,935	757,173
Qualys, Inc. *	209	28,957
Radware Ltd. *	234	5,457
Rapid7, Inc. *	200	4,590
RingCentral, Inc., Class A *	200	5,186
Salesforce, Inc.	5,324	1,412,830
SAP SE	6,904	2,084,064
SenseTime Group, Inc., Class B, 144A *	204,282	36,472
SentinelOne, Inc., Class A *	1,764	31,064
ServiceNow, Inc. *	1,235	1,248,696
SoundHound AI, Inc., Class A *	2,250	22,748
Tenable Holdings, Inc. *	605	19,493
UiPath, Inc., Class A *	3,435	45,720
Zscaler, Inc. *	626	172,588

(Cost $14,892,405)		16,261,672

Technology Hardware, Storage & Peripherals – 9.5%
Apple, Inc.	7,092	1,424,428
Dell Technologies, Inc., Class C	4,346	483,579
Getac Holdings Corp. *	2,201	8,923
Hewlett Packard Enterprise Co.	7,798	134,749
HTC Corp. *	4,039	5,236
Lenovo Group Ltd.	55,607	64,106
NetApp, Inc.	1,000	99,160
Pure Storage, Inc., Class A *	1,703	91,264
Samsung Electronics Co. Ltd.	33,204	1,352,515
Sandisk Corp. *	699	26,345
Seagate Technology Holdings PLC	1,146	135,159
Western Digital Corp. *	2,097	108,100
Wistron Corp.	17,797	69,184

(Cost $4,299,541)		4,002,748

TOTAL COMMON STOCKS

(Cost $39,863,911)		41,693,578

EXCHANGE-TRADED FUNDS – 1.3%
Technology Select Sector SPDR Fund	1,900	438,729
Xtrackers MSCI USA Selection Equity ETF (a)	2,250	122,690

(Cost $522,188)		561,419

	Number of Shares	Value $

CASH EQUIVALENTS – 0.3%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

(Cost $107,192)	107,192	107,192

TOTAL INVESTMENTS – 99.7%

(Cost $40,493,291)		42,362,189

Other assets and liabilities, net – 0.3%		122,271

NET ASSETS – 100.0%		42,484,460

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:

Value ($) at 8/2/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
EXCHANGE-TRADED FUNDS – 0.3%
Xtrackers MSCI USA Selection Equity ETF (a)

—	122,148	(6,810)	(31)	7,383	62	—	2,250	122,690

SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

—	—	—	—	—	0	—	—	—

CASH EQUIVALENTS – 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

—	2,311,054	(2,203,862)	—	—	2,609	—	107,192	107,192

—	2,433,202	(2,210,672)	(31)	7,383	2,671	—	109,442	229,882

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-mini NASDAQ 100 Index	USD	3	120,216	128,261	6/20/2025	8,045

Micro E-Mini S&P 500 Index	USD	3	81,664	88,740	6/20/2025	7,076

Total unrealized appreciation						15,121

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

USD	U.S. Dollar

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$41,693,578	$—	$—	$41,693,578

Exchange-Traded Funds	561,419	—	—	561,419

Short-Term Investments (a)	107,192	—	—	107,192

Derivatives (b)

Futures Contracts	15,121	—	—	15,121

TOTAL	$42,377,310	$—	$—	$42,377,310

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 98.2%

Application Software – 6.4%
Alarm.com Holdings, Inc. *	1,277	73,300
Clear Secure, Inc., Class A	2,656	65,736
Datadog, Inc., Class A *	692	81,573
Dynatrace, Inc. *	1,499	80,961
InterDigital, Inc.	345	74,955
MIA Teknoloji AS *	33,019	25,950
Systena Corp.	17,322	47,778
TeamViewer SE, 144A *	5,478	63,806

(Cost $455,706)		514,059

Communications Equipment – 2.0%
F5, Inc. *	268	76,482
NetScout Systems, Inc. *	3,384	77,291

(Cost $115,767)		153,773

Internet Services & Infrastructure – 22.6%
Akamai Technologies, Inc. *	4,074	309,339
Fastly, Inc., Class A *	16,516	120,236
GDS Holdings Ltd., Class A *	114,727	346,015
Hennge KK	2,048	22,099
NEXTDC Ltd. *	51,510	434,587
Okta, Inc. *	3,092	319,002
OVH Groupe SAS *	1,750	27,834
SUNeVision Holdings Ltd.	77,000	65,987
Vnet Group, Inc., ADR *	21,376	114,148

(Cost $1,800,143)		1,759,247

IT Consulting & Other Services – 8.3%
Change Holdings, Inc. (a)	3,787	31,310
DXC Technology Co. *	4,337	65,922
Future Corp.	3,255	48,567
NCC Group PLC	19,133	40,302
NEC Corp.	3,793	99,494
Netcompany Group A/S, 144A *	1,652	76,582
Otsuka Corp.	3,499	71,910
Systex Corp.	22,990	89,372
TechMatrix Corp.	3,966	58,214
TietoEVRY OYJ	4,164	76,013

(Cost $583,468)		657,686

Research & Consulting Services – 1.8%
My EG Services Bhd

(Cost $115,693)	643,750	139,140

Systems Software – 57.1%
A10 Networks, Inc.	5,296	91,409
Ahnlab, Inc.	690	30,957
BlackBerry Ltd. * (a)	47,382	187,467
Check Point Software
Technologies Ltd. *	1,423	325,696

	Number of Shares	Value $
Crowdstrike Holdings, Inc., Class A *	831	391,708
CyberArk Software Ltd. *	889	340,291
Digital Arts, Inc.	1,209	61,080
Fortinet, Inc. *	3,132	318,775
N-able, Inc. *	6,000	46,740
OneSpan, Inc.	3,125	49,781
Palo Alto Networks, Inc. *	1,805	347,318
Qualys, Inc. *	2,477	343,188
Radware Ltd. *	1,271	29,640
Rapid7, Inc. *	7,328	168,178
SentinelOne, Inc., Class A *	16,526	291,023
Tenable Holdings, Inc. *	8,378	269,939
Trend Micro, Inc.	4,909	368,273
Varonis Systems, Inc. *	7,541	359,555
Zscaler, Inc. *	1,557	429,265

(Cost $3,511,958)		4,450,283

TOTAL COMMON STOCKS

(Cost $6,582,735)		7,674,188

EXCHANGE-TRADED FUNDS – 0.1%
Global X Cybersecurity ETF

(Cost $5,267)	160	5,586

SECURITIES LENDING COLLATERAL – 6.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

(Cost $520,072)	520,072	520,072

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

(Cost $11,360)	11,360	11,360

TOTAL INVESTMENTS – 105.1%

(Cost $7,119,434)		8,211,206

Other assets and liabilities, net – (5.1%)		(395,882)

NET ASSETS – 100.0%		7,815,324

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
SECURITIES LENDING COLLATERAL – 6.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

116,100	403,972	(d)	—	—	—	633	—	520,072	520,072

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

1,845	674,630		(665,115)	—	—	334	—	11,360	11,360

117,945	1,078,602		(665,115)	—	—	967	—	531,432	531,432

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, Other Assets and Liabilities, Net includes pending sales amounting to $241,330 that are also on loan. The value of securities loaned at May 31, 2025 amounted to $448,612, which is 5.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	2	81,770	85,507	6/20/2025	3,737

Micro E-Mini S&P 500 Index	USD	1	27,140	29,580	6/20/2025	2,440

Total unrealized appreciation						6,177

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,674,188	$—	$—	$7,674,188

Exchange-Traded Funds	5,586	—	—	5,586

Short-Term Investments (a)	531,432	—	—	531,432

Derivatives (b)

Futures Contracts	6,177	—	—	6,177

TOTAL	$8,217,383	$—	$—	$8,217,383

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 98.6%

Australia – 13.4%
Arena REIT	376,354	908,260
BWP Trust REIT	505,183	1,150,891
Centuria Industrial REIT	497,550	986,211
Centuria Office REIT	437,438	343,446
Charter Hall Group REIT	438,094	5,122,767
Charter Hall Long Wale REIT	589,496	1,566,799
Charter Hall Retail REIT	491,420	1,246,038
Charter Hall Social Infrastructure REIT	324,838	618,787
Dexus REIT	1,000,313	4,506,261
DigiCo Infrastructure REIT REIT *	407,411	901,932
Goodman Group REIT	1,894,586	40,138,074
GPT Group REIT	1,792,438	5,536,914
Growthpoint Properties Australia Ltd. REIT	256,316	405,782
Healthco REIT	414,784	237,572
HMC Capital Ltd. REIT	287,725	935,086
HomeCo Daily Needs REIT	1,720,907	1,412,050
Ingenia Communities Group REIT	352,865	1,298,934
Lifestyle Communities Ltd.	94,339	415,876
Mirvac Group REIT	3,691,293	5,487,479
National Storage REIT	1,297,498	1,928,862
REA Group Ltd.	47,374	7,308,169
Region RE Ltd. REIT	1,098,757	1,675,839
Rural Funds Trust REIT	354,031	399,853
Scentre Group REIT	4,866,889	11,494,760
Stockland REIT	2,240,647	7,873,149
Vicinity Ltd. REIT	3,628,170	5,743,877
Waypoint REIT Ltd. REIT	619,160	1,035,997

(Cost $94,787,820)		110,679,665

Austria – 0.2%
CA Immobilien Anlagen AG (a)	39,943	1,097,357
CPI Europe AG * (a)	32,926	667,594

(Cost $1,919,030)		1,764,951

Belgium – 1.8%
Aedifica SA REIT (a)	44,346	3,347,865
Cofinimmo SA REIT	35,592	3,062,764
Montea NV REIT	19,697	1,453,467
Retail Estates NV REIT *	11,369	833,771
VGP NV	12,542	1,200,290
Warehouses De Pauw CVA REIT (a)	167,336	4,076,721
Xior Student Housing NV REIT	34,391	1,163,464

(Cost $17,428,501)		15,138,342

Brazil – 0.5%
Allos SA	379,976	1,472,958
Cyrela Brazil Realty SA Empreendimentos e Participacoes	263,675	1,148,623

	Number of Shares	Value $

Ez Tec Empreendimentos e Participacoes SA	139,012	323,275
Multiplan Empreendimentos Imobiliarios SA	295,462	1,385,546

(Cost $4,432,007)		4,330,402

Canada – 6.1%
Allied Properties Real Estate Investment Trust REIT (a)	118,770	1,363,097
Altus Group Ltd.	42,691	1,692,178
Artis Real Estate Investment Trust REIT (a)	61,091	319,462
Boardwalk Real Estate Investment Trust REIT (a)	37,576	1,914,943
Canadian Apartment Properties REIT (a)	156,201	5,084,953
Chartwell Retirement Residences (a)	254,806	3,448,809
Choice Properties Real Estate Investment Trust REIT (a)	235,167	2,560,420
Colliers International Group, Inc.	40,546	4,881,621
Crombie Real Estate Investment Trust REIT (a)	100,748	1,085,187
CT Real Estate Investment Trust REIT (a)	67,120	776,668
Dream Industrial Real Estate Investment Trust REIT (a)	260,056	2,114,569
First Capital Real Estate Investment Trust REIT (a)	181,342	2,341,045
FirstService Corp.	35,433	6,199,068
Granite Real Estate Investment Trust REIT (a)	58,646	2,998,519
H&R Real Estate Investment Trust REIT (a)	247,711	1,879,069
InterRent Real Estate Investment Trust REIT (a)	138,174	1,371,741
Killam Apartment Real Estate Investment Trust REIT (a)	109,169	1,545,095
Minto Apartment Real Estate Investment Trust REIT, 144A (a)	37,111	387,318
Nexus Industrial REIT (a)	40,327	215,574
NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	210,353	737,410
Primaris Real Estate Investment Trust REIT (a)	70,202	783,227
RioCan Real Estate Investment Trust REIT (a)	280,022	3,531,460
Slate Grocery, Class U REIT (a)	54,711	590,900
SmartCentres Real Estate Investment Trust REIT (a)	122,889	2,311,291

(Cost $52,222,342)		50,133,624

Chile – 0.4%
Cencosud Shopping SA	425,135	870,271
Parque Arauco SA	671,072	1,391,463

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Plaza SA	592,507	1,291,240

(Cost $2,679,847)		3,552,974

China – 0.7%
A-Living Smart City Services Co. Ltd., 144A	683,818	242,428
China Resources Mixc Lifestyle Services Ltd., 144A	590,516	2,812,680
China Vanke Co. Ltd., Class H * (a)	2,100,369	1,374,077
Guangzhou R&F Properties Co. Ltd., Class H * (a)	1,429,296	178,627
Onewo, Inc., Class H	229,115	591,666
Poly Property Services Co. Ltd., Class H * (a)	151,670	590,893

(Cost $10,246,572)		5,790,371

Egypt – 0.1%
Palm Hills Developments SAE *	957,417	154,434
Talaat Moustafa Group	799,207	884,079

(Cost $532,121)		1,038,513

Finland – 0.3%
Citycon OYJ * (a)	87,797	373,370
Kojamo OYJ *	168,997	2,027,897

(Cost $3,159,261)		2,401,267

France – 3.6%
ARGAN SA REIT	11,614	849,101
Carmila SA REIT *	51,354	1,087,872
Covivio SA REIT	51,871	3,109,213
Gecina SA REIT	44,361	4,879,968
ICADE REIT	29,107	798,337
Klepierre SA REIT	207,820	8,130,074
Mercialys SA REIT	88,260	1,108,181
Unibail-Rodamco-Westfield REIT *	99,832	9,458,887

(Cost $24,557,244)		29,421,633

Germany – 3.8%
Deutsche Wohnen SE	48,548	1,262,114
LEG Immobilien SE (a)	69,578	5,904,390
TAG Immobilien AG	164,329	2,775,933
Vonovia SE (a)	653,426	21,386,166

(Cost $34,777,784)		31,328,603

Greece – 0.1%
LAMDA Development SA *

(Cost $558,956)	77,374	576,223

Hong Kong – 10.3%
C&D International Investment Group Ltd.	674,296	1,210,741
China Jinmao Holdings Group Ltd.	7,542,079	1,029,136
China Overseas Grand Oceans Group Ltd.	1,630,938	355,657
China Overseas Land & Investment Ltd.	3,466,780	5,835,772

	Number of Shares	Value $

China Overseas Property Holdings Ltd.	1,162,659	775,447
China Resources Land Ltd.	2,701,000	8,817,848
CK Asset Holdings Ltd.	1,916,032	7,941,165
ESR Group Ltd., 144A	1,930,114	3,155,506
Fortune Real Estate Investment Trust REIT	1,354,964	772,384
Hang Lung Group Ltd.	799,585	1,148,157
Hang Lung Properties Ltd.	1,588,183	1,255,713
Henderson Land Development Co. Ltd.	1,227,111	3,841,788
Hongkong Land Holdings Ltd.	963,241	4,979,956
Hysan Development Co. Ltd.	559,432	920,312
Kerry Properties Ltd.	539,712	1,296,705
Link REIT	2,409,045	12,795,522
New World Development Co. Ltd. * (a)	1,234,932	754,356
Poly Property Group Co. Ltd.	1,737,653	316,882
Shandong Hi-Speed Holdings Group Ltd. * (a)	1,747,723	2,768,167
Shanghai Industrial Holdings Ltd.	358,754	571,880
Sun Hung Kai Properties Ltd.	1,415,071	15,203,593
Swire Properties Ltd.	935,065	2,051,013
Wharf Holdings Ltd.	912,902	2,427,327
Wharf Real Estate Investment Co. Ltd.	1,444,843	3,622,449
Yuexiu Property Co. Ltd. (a)	1,333,175	746,362

(Cost $108,986,873)		84,593,838

India – 1.5%
DLF Ltd.	878,190	8,187,717
Godrej Properties Ltd. *	137,925	3,616,432
SignatureGlobal India Ltd. *	37,000	524,118

(Cost $8,073,820)		12,328,267

Indonesia – 0.2%
Bangun Kosambi Sukses PT	561,952	217,329
PT Bumi Serpong Damai Tbk *	6,463,536	353,134
PT Ciputra Development Tbk	7,874,519	476,145
PT Kawasan Industri Jababeka Tbk *	14,703,055	164,270
PT Pakuwon Jati Tbk	13,133,974	322,504
PT Summarecon Agung Tbk	9,216,792	228,581

(Cost $2,072,222)		1,761,963

Ireland – 0.1%
Irish Residential Properties REIT PLC REIT

(Cost $489,004)	497,091	604,954

Israel – 2.1%
Africa Israel Residences Ltd.	5,939	380,559
Airport City Ltd. *	54,343	850,550
Alony Hetz Properties & Investments Ltd.	174,670	1,478,601
Amot Investments Ltd.	218,557	1,216,638

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Aura Investments Ltd.	138,117	682,510
Azrieli Group Ltd.	34,091	2,602,004
Big Shopping Centers Ltd. *	15,149	2,440,353
Electra Real Estate Ltd. *	20,230	246,498
G City Ltd.	85,855	301,541
Israel Canada T.R Ltd.	153,002	484,768
Isras Investment Co. Ltd.	1,205	279,648
Melisron Ltd.	22,887	2,135,769
Menivim- The New REIT Ltd. REIT	732,380	400,825
Mivne Real Estate KD Ltd.	533,675	1,628,708
Prashkovsky Investments and Construction Ltd.	8,003	195,575
Reit 1 Ltd. REIT	187,987	1,079,050
Sella Capital Real Estate Ltd. REIT	197,940	530,911

(Cost $14,709,241)		16,934,508

Japan – 21.9%
Activia Properties, Inc. REIT (a)	1,416	1,129,503
Advance Residence Investment Corp. REIT	2,010	2,063,003
Aeon Mall Co. Ltd.	90,400	1,800,231
AEON REIT Investment Corp. REIT	1,622	1,406,232
Comforia Residential REIT, Inc. REIT	680	1,336,013
CRE Logistics REIT, Inc. REIT	602	617,040
Daito Trust Construction Co. Ltd.	61,300	6,899,144
Daiwa House REIT Investment Corp. REIT	2,142	3,561,217
Daiwa Office Investment Corp. REIT (a)	511	1,067,719
Daiwa Securities Living Investments Corp. REIT	1,869	1,218,843
Dear Life Co. Ltd.	23,200	183,291
ES-Con Japan Ltd.	49,600	338,928
Frontier Real Estate Investment Corp. REIT	2,352	1,343,115
Fukuoka REIT Corp. REIT	733	834,623
Global One Real Estate Investment Corp. REIT	710	612,107
GLP J REIT	4,496	3,960,231
Goldcrest Co. Ltd.	13,200	322,464
Hankyu Hanshin REIT, Inc. REIT (a)	644	660,536
Health Care & Medical Investment Corp. REIT	373	290,552
Heiwa Real Estate Co. Ltd.	20,300	627,451
Heiwa Real Estate REIT, Inc. REIT (a)	672	594,715
Hoshino Resorts REIT, Inc. REIT	566	930,422
Hulic Co. Ltd.	640,200	6,486,520
Hulic Reit, Inc. REIT	775	812,623
Ichigo Hotel REIT Investment Corp. REIT	262	222,426

	Number of Shares	Value $

Ichigo Office REIT Investment Corp. REIT	931	555,522
Ichigo, Inc.	190,400	504,056
Industrial & Infrastructure Fund Investment Corp. REIT	2,365	1,934,024
Invincible Investment Corp. REIT	7,203	3,060,008
JALCO Holdings, Inc. (a)	64,800	135,173
Japan Excellent, Inc. REIT	732	663,541
Japan Hotel REIT Investment Corp. REIT	4,772	2,470,414
Japan Logistics Fund, Inc. REIT	1,950	1,237,881
Japan Metropolitan Fund Invest REIT	6,730	4,598,759
Japan Prime Realty Investment Corp. REIT	639	1,592,020
Japan Real Estate Investment Corp. REIT	4,970	4,029,869
JINUSHI Co. Ltd.	16,400	242,428
Kasumigaseki Capital Co. Ltd. (a)	5,800	545,452
KDX Realty Investment Corp. REIT	3,814	4,009,729
Ki-Star Real Estate Co. Ltd.	7,600	256,502
LaSalle Logiport REIT	1,658	1,543,154
Leopalace21 Corp.	182,100	821,561
Loadstar Capital KK	10,400	193,376
Mirai Corp. REIT	1,831	543,101
Mirarth Holdings, Inc.	110,831	299,554
Mitsubishi Estate Co. Ltd.	1,169,000	21,395,953
Mitsubishi Estate Logistics REIT Investment Corp. REIT	1,425	1,154,458
Mitsui Fudosan Co. Ltd.	2,596,800	25,015,087
Mitsui Fudosan Logistics Park, Inc. REIT	3,004	2,115,156
Mori Hills REIT Investment Corp. REIT	1,541	1,394,744
Mori Trust Sogo Reit, Inc. REIT	2,388	1,097,227
Mugen Estate Co. Ltd.	12,100	173,582
Nippon Accommodations Fund, Inc. REIT	1,677	1,335,371
Nippon Building Fund, Inc. REIT	5,910	5,390,041
Nippon Prologis REIT, Inc. REIT (a)	6,753	3,603,597
NIPPON REIT Investment Corp. REIT	1,168	701,796
Nomura Real Estate Holdings, Inc.	502,600	2,952,660
Nomura Real Estate Master Fund, Inc. REIT	2,872	2,880,061
NTT UD REIT Investment Corp. REIT	947	861,715
One REIT, Inc. REIT	205	349,919
Open House Group Co. Ltd.	76,900	3,328,185
Orix JREIT, Inc. REIT	1,890	2,344,572
Relo Group, Inc.	96,200	1,147,706

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Samty Residential Investment Corp. REIT	432	275,735
Sankei Real Estate, Inc. REIT	472	289,163
Sekisui House Reit, Inc. REIT	2,963	1,583,196
SOSiLA Logistics REIT, Inc. REIT (a)	707	538,965
SRE Holdings Corp. (a)	9,000	243,564
Star Asia Investment Corp. REIT	2,505	977,383
Starts Corp., Inc.	29,300	860,958
Starts Proceed Investment Corp. REIT	200	240,757
Sumitomo Realty & Development Co. Ltd.	444,000	17,092,900
Sun Frontier Fudousan Co. Ltd.	24,100	346,230
Takara Leben Real Estate Investment Corp. REIT	866	522,739
Tokyo Tatemono Co. Ltd.	196,500	3,498,448
Tokyu Fudosan Holdings Corp.	567,700	4,154,622
Tokyu REIT, Inc. REIT	602	771,822
Tosei Corp.	35,200	618,156
Tosei Reit Investment Corp. REIT	256	229,397
United Urban Investment Corp. REIT (a)	2,047	2,144,956

(Cost $177,661,425)		180,185,894

Luxembourg – 0.5%
Aroundtown SA *	660,673	2,098,583
Grand City Properties SA *	64,736	821,636
Shurgard Self Storage Ltd. REIT	29,168	1,187,101

(Cost $5,098,025)		4,107,320

Malaysia – 0.9%
Eastern & Oriental Bhd	889,500	173,449
Eco World Development Group Bhd	1,168,100	521,412
IGB Real Estate Investment Trust REIT	1,413,500	770,426
IOI Properties Group Bhd	1,020,487	457,919
Mah Sing Group Bhd	1,222,100	292,856
Matrix Concepts Holdings Bhd	1,091,541	359,017
Sime Darby Property Bhd	3,439,246	1,131,198
SP Setia Bhd Group	1,880,917	512,596
Sunway Bhd	2,030,361	2,265,762
Tanco Holdings Bhd *	2,215,920	520,597
UEM Sunrise Bhd	1,330,530	228,189

(Cost $4,207,482)		7,233,421

Mexico – 1.5%
Corp. Inmobiliaria Vesta SAB de CV	818,416	2,358,334
FIBRA Macquarie Mexico REIT, 144A	751,071	1,232,691
Fibra MTY SAPI de CV REIT (a)	2,241,338	1,605,411
Fibra Uno Administracion SA de CV REIT	2,580,632	3,629,055

	Number of Shares	Value $

Prologis Property Mexico SA de CV REIT	995,138	3,807,534

(Cost $10,008,941)		12,633,025

Netherlands – 0.8%
CTP NV, 144A (a)	119,268	2,269,289
Eurocommercial Properties NV REIT	41,399	1,287,752
NEPI Rockcastle NV *	430,143	3,294,170

(Cost $5,607,202)		6,851,211

New Zealand – 0.4%
Goodman Property Trust REIT	989,001	1,127,823
Kiwi Property Group Ltd.	1,474,595	792,366
Precinct Properties Group (b)	1,443,981	1,000,070

(Cost $3,674,719)		2,920,259

Norway – 0.1%
Entra ASA, 144A *

(Cost $939,881)	67,729	788,845

Philippines – 1.6%
AREIT, Inc. REIT	1,332,861	956,736
Ayala Corp.	306,994	3,191,263
Ayala Land, Inc.	7,037,128	2,900,868
SM Prime Holdings, Inc.	15,517,487	6,271,518

(Cost $18,675,927)		13,320,385

Russia – 0.0%
LSR Group PJSC * (c)	30,984	0
PIK-Spetsializirovannyy Zastroyshchik PAO * (c)	192,287	0

(Cost $2,472,023)		0

Singapore – 5.9%
AIMS APAC REIT	684,400	689,919
CapitaLand Ascendas REIT	3,325,269	6,833,098
CapitaLand Ascott Trust (b)	2,521,710	1,671,884
CapitaLand China Trust REIT	1,077,247	576,381
Capitaland India Trust (a)	916,617	700,115
CapitaLand Integrated Commercial Trust REIT	5,257,055	8,519,886
CapitaLand Investment Ltd.	2,334,163	4,561,175
CDL Hospitality Trusts (a)(b)	778,844	458,996
City Developments Ltd.	435,650	1,635,039
Digital Core REIT Management Pte Ltd. REIT	822,100	411,050
ESR-REIT REIT	672,091	1,156,980
Frasers Centrepoint Trust REIT	1,078,118	1,839,221
Frasers Logistics & Commercial Trust REIT	2,675,578	1,649,414
Keppel REIT	2,205,808	1,453,890
Keppel DC REIT	1,733,308	2,943,505
Lendlease Global Commercial REIT	1,691,851	623,162
Mapletree Industrial Trust REIT	1,971,078	2,949,892
Mapletree Logistics Trust REIT	3,133,417	2,697,032

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Mapletree Pan Asia Commercial Trust REIT	2,097,718	1,919,438
Parkway Life Real Estate Investment Trust REIT	420,862	1,328,248
Suntec Real Estate Investment Trust REIT (a)	1,741,100	1,525,623
UOL Group Ltd.	436,417	1,932,336
Yanlord Land Group Ltd. * (a)	521,300	185,948

(Cost $54,183,269)		48,262,232

South Africa – 0.9%
Equites Property Fund Ltd. REIT	597,084	551,205
Fortress Real Estate Investments Ltd., Class B	871,304	973,718
Growthpoint Properties Ltd. REIT	2,544,627	1,900,984
Hyprop Investments Ltd. REIT	273,684	666,875
Redefine Properties Ltd. REIT (a)	5,383,406	1,395,229
Resilient REIT Ltd. REIT	255,825	871,569
Vukile Property Fund Ltd. REIT	976,990	1,082,629

(Cost $6,503,935)		7,442,209

South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd. REIT	135,696	431,273
SK Eternix Co. Ltd. *	13,829	195,452
SK REITs Co. Ltd. REIT	149,942	523,824

(Cost $1,293,950)		1,150,549

Spain – 0.8%
Inmobiliaria Colonial Socimi SA REIT	230,764	1,605,907
Merlin Properties Socimi SA REIT	353,665	4,376,334
Neinor Homes SA, 144A *	33,623	539,732

(Cost $5,707,031)		6,521,973

Sweden – 4.4%
Atrium Ljungberg AB, Class B	221,501	753,061
Castellum AB (a)	412,332	5,108,565
Catena AB	40,128	1,970,272
Cibus Nordic Real Estate AB (a)	58,008	1,087,391
Corem Property Group AB, Class B (a)	589,451	312,678
Dios Fastigheter AB	99,441	687,963
Fabege AB (a)	213,483	1,837,008
Fastighets AB Balder, Class B *	654,417	4,577,196
Hemnet Group AB	80,890	2,558,512
Hufvudstaden AB, Class A	105,899	1,346,209
Logistea AB, Class B	197,230	308,013
NP3 Fastigheter AB	31,274	843,312
Nyfosa AB	151,533	1,374,138
Pandox AB	101,098	1,692,519
Platzer Fastigheter Holding AB, Class B	71,016	558,223
Sagax AB, Class B (a)	205,056	4,479,018
Sagax AB, Class D	110,588	385,707

	Number of Shares	Value $

Samhallsbyggnadsbolaget i Norden AB (a)	1,218,865	713,938
Swedish Logistic Property AB, Class B *	174,563	698,801
Wallenstam AB, Class B (a)	460,462	2,315,505
Wihlborgs Fastigheter AB	258,719	2,595,284

(Cost $37,265,777)		36,203,313

Switzerland – 2.9%
Allreal Holding AG	14,413	3,301,718
Mobimo Holding AG	6,776	2,626,932
PSP Swiss Property AG	42,725	7,525,175
Swiss Prime Site AG	74,791	10,642,162

(Cost $17,130,765)		24,095,987

Taiwan – 1.3%
Advancetek Enterprise Co. Ltd.	263,886	620,784
Cathay Real Estate Development Co. Ltd.	595,017	385,182
Chong Hong Construction Co. Ltd.	200,184	613,875
Da-Li Development Co. Ltd.	311,999	520,545
Delpha Construction Co. Ltd.	453,079	487,572
Farglory Land Development Co. Ltd.	239,330	489,545
Highwealth Construction Corp.	1,684,492	2,248,350
Huaku Development Co. Ltd.	255,204	958,021
Huang Hsiang Construction Corp.	114,062	200,580
Hung Sheng Construction Ltd.	352,210	299,106
JSL Construction & Development Co Ltd. *	184,269	467,920
Kindom Development Co. Ltd.	361,353	669,206
Radium Life Tech Co. Ltd. *	549,506	249,371
Ruentex Development Co. Ltd.	1,812,564	1,808,421
Sakura Development Co. Ltd.	350,798	712,868
Taiwan Land Development Corp. * (c)	243,531	0

(Cost $9,782,214)		10,731,346

Thailand – 1.2%
Amata Corp. PCL	763,600	337,284
Amata Corp. PCL, NVDR	45,384	20,046
AP Thailand PCL, NVDR	2,296,800	475,767
Asset World Corp. PCL, NVDR	7,428,800	448,070
Central Pattana PCL, NVDR	3,208,300	4,446,810
CPN Retail Growth Leasehold REIT REIT	1,883,800	694,356
Land & Houses PCL, NVDR	7,024,000	860,147
MBK PCL	1,028,000	544,885
Origin Property PCL, NVDR	750,100	39,759
Quality Houses PCL	573,300	24,973
Quality Houses PCL, NVDR	6,887,700	300,035
Sansiri PCL	775,700	31,664
Sansiri PCL, NVDR	13,746,400	561,120
SC Asset Corp. PCL, NVDR	359,100	17,831

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Supalai PCL, NVDR	1,138,865	503,040
WHA Corp. PCL, NVDR	9,342,296	910,680

(Cost $13,448,735)		10,216,467

Turkey – 0.4%
AKIS Gayrimenkul Yatirimi AS REIT	1,119,097	172,249
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT *	1,818,641	647,897
Is Gayrimenkul Yatirim Ortakligi AS REIT *	348,861	128,550
Kiler Holding AS *	221,972	317,048
Kuyumcukent Gayrimenkul Yatirimlari AS REIT *	318,168	397,287
LYDIA HOLDING AS *	66,536	153,531
Ozak Gayrimenkul Yatirim Ortakligi REIT *	342,448	86,830
Pera Yatirim Holding AS REIT *	514,209	202,975
Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	493,392	161,691
Ronesans Gayrimenkul Yatirim AS *	42,264	131,073
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT *	1,823,667	160,330
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	129,419	203,816
Ziraat Gayrimenkul Yatirim Ortakligi AS	831,128	533,305

(Cost $2,160,711)		3,296,582

United Kingdom – 7.8%
Assura PLC REIT	2,831,505	1,890,123
Big Yellow Group PLC REIT	183,889	2,469,918
British Land Co. PLC REIT	948,411	4,993,141
Derwent London PLC REIT	99,503	2,647,468
Empiric Student Property PLC REIT	637,459	828,699
Grainger PLC	623,950	1,872,178
Great Portland Estates PLC REIT	341,451	1,558,671
Hammerson PLC REIT	456,422	1,741,889
Land Securities Group PLC REIT	700,431	5,979,110
LondonMetric Property PLC REIT	1,825,065	4,951,922
Picton Property Income Ltd. REIT	525,559	549,276
Primary Health Properties PLC REIT	1,254,280	1,701,610
Rightmove PLC	742,743	7,464,125
Safestore Holdings PLC REIT	200,331	1,774,929
Savills PLC	127,198	1,670,732
Segro PLC REIT	1,154,494	10,851,554
Shaftesbury Capital PLC REIT	1,380,237	2,738,002
Tritax Big Box REIT PLC REIT	2,092,992	4,146,263
UNITE Group PLC REIT, Series 6	347,589	4,035,865

	Number of Shares	Value $

Workspace Group PLC REIT	133,689	751,794

(Cost $66,528,383)		64,617,269

TOTAL COMMON STOCKS

(Cost $823,983,040)		812,958,385

RIGHTS – 0.0%

South Korea – 0.0%
ESR Kendall Square REIT Co. Ltd.* , expires 7/9/25

(Cost $0)	21,014	1,142

WARRANTS – 0.0%

Malaysia – 0.0%
Eco World Development Group Bhd* , expires 4/12/29

(Cost $0)	106,640	18,540

Thailand – 0.0%
Origin Property PCL* , expires 5/18/28	187,250	1,141
Stella X PCL* (c), expires 7/5/25	1,291,580	393

(Cost $0)		1,534

TOTAL WARRANTS

(Cost $0)		20,074

EXCHANGE-TRADED FUNDS – 0.2%
Vanguard Global ex-U.S. Real Estate ETF

(Cost $1,866,336)	45,000	1,987,650

SECURITIES LENDING
COLLATERAL – 10.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (d)(e)

(Cost $89,001,092)	89,001,092	89,001,092

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

(Cost $834,418)	834,418	834,418

TOTAL INVESTMENTS – 109.7%

(Cost $915,684,886)		904,802,761

Other assets and liabilities, net – (9.7%)		(80,114,947)

NET ASSETS – 100.0%		824,687,814

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

SECURITIES LENDING COLLATERAL – 10.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (d)(e)

31,483,119	57,517,973 (f)	—	—	—	73,015	—	89,001,092	89,001,092

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.26% (d)

1,564,194	45,764,129	(46,493,905)	—	—	422,744	—	834,418	834,418

33,047,313	103,282,102	(46,493,905)	—	—	495,759	—	89,835,510	89,835,510

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $81,484,618, which is 9.9% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
CAC 40 Index	EUR	6	532,209	527,619	6/20/2025	(4,590)
E-Mini S&P 500 Index	USD	10	2,830,566	2,958,000	6/20/2025	127,434
EURO STOXX 50 Index	EUR	35	2,091,280	2,132,909	6/20/2025	41,629
S&P/TSX 60 Index Mini	CAD	2	107,359	114,041	6/19/2025	6,682
SPI 200 Index	AUD	16	2,073,559	2,177,001	6/19/2025	103,442
TOPIX Index	JPY	10	1,866,819	1,938,737	6/12/2025	71,918

Total net unrealized appreciation						346,515

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2025

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$812,958,385	$—	$0	$812,958,385
Rights	—	1,142	—	1,142
Warrants (a)	19,681	—	393	20,074
Exchange-Traded Funds	1,987,650	—	—	1,987,650
Short-Term Investments (a)	89,835,510	—	—	89,835,510
Derivatives (b)
Futures Contracts	351,105	—	—	351,105

TOTAL	$905,152,331	$1,142	$393	$905,153,866

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)

Futures Contracts	$(4,590)	$—	$—	$(4,590)

TOTAL	$(4,590)	$—	$—	$(4,590)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2025, the amount of transfers from Level 1 to Level 3 was $2,457. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.3%

Electronic Components — 0.9%
Kyocera Corp.

(Cost $65,752)	5,084	62,064

Electronic Manufacturing Services — 0.5%
Fabrinet *

(Cost $24,944)	138	32,136

Industrial Machinery & Supplies — 0.6%
VAT Group AG, 144A

(Cost $42,505)	103	39,204

Semiconductor Materials & Equipment — 28.8%
Advantest Corp.	2,813	143,618
Applied Materials, Inc.	1,781	279,172
ASM International NV	176	95,826
ASML Holding NV	436	323,661
BE Semiconductor Industries NV	296	35,804
Disco Corp.	342	77,907
Enphase Energy, Inc. *	486	20,116
Entegris, Inc.	578	39,732
KLA Corp.	379	286,858
Lam Research Corp.	3,751	303,043
Lasertec Corp.	301	30,466
Nova Ltd. *	112	23,503
Onto Innovation, Inc. *	187	17,193
SCREEN Holdings Co. Ltd.	323	23,168
Teradyne, Inc.	619	48,653
Tokyo Electron Ltd.	1,735	276,552

(Cost $1,927,366)		2,025,272

Semiconductors — 68.5%
Advanced Micro Devices, Inc. *	2,754	304,950
Alchip Technologies Ltd.	300	28,130
Analog Devices, Inc.	1,357	290,371
ASE Technology Holding Co. Ltd.	14,118	65,011
Broadcom, Inc.	1,440	348,581
Cirrus Logic, Inc. *	203	19,967
Credo Technology Group Holding Ltd. *	548	33,406
First Solar, Inc. *	390	61,651
Infineon Technologies AG	4,994	194,320
Intel Corp.	12,386	242,146
Lattice Semiconductor Corp. *	521	23,414
Marvell Technology, Inc.	3,304	198,868
MediaTek, Inc.	5,618	236,204
Microchip Technology, Inc.	2,020	117,241
Micron Technology, Inc.	3,425	323,525
Monolithic Power Systems, Inc.	177	117,156
Novatek Microelectronics Corp.	2,175	37,449
NVIDIA Corp.	2,333	315,258

	Number of Shares	Value $

NXP Semiconductors NV	971	185,587
ON Semiconductor Corp. *	1,610	67,652
Qorvo, Inc. *	357	27,139
QUALCOMM, Inc.	1,858	269,782
Rambus, Inc. *	409	21,869
Realtek Semiconductor Corp.	1,785	32,223
Renesas Electronics Corp.	6,200	76,611
SK Hynix, Inc.	2,062	305,631
Skyworks Solutions, Inc.	587	40,521
STMicroelectronics NV	96	2,409
STMicroelectronics NV, Class Y	2,454	61,375
Taiwan Semiconductor Manufacturing Co. Ltd.	11,221	362,070
Texas Instruments, Inc.	1,574	287,806
United Microelectronics Corp.	44,352	69,188

(Cost $4,289,734)		4,767,511

TOTAL COMMON STOCKS

(Cost $6,350,301)		6,926,187

EXCHANGE-TRADED FUNDS — 0.6%
Invesco PHLX Semiconductor ETF	1,010	37,845
SPDR S&P Semiconductor ETF	10	2,211

(Cost $39,536)		40,056

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.26% (a)

(Cost $1,387)	1,387	1,387

TOTAL INVESTMENTS — 99.9%
(Cost $6,391,224)		6,967,630

Other assets and liabilities, net — 0.1%		8,149

NET ASSETS — 100.0%		6,975,779

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (a)(b)

—	—	—	—	—	24	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.26% (a)

1,039	410,755	(410,407)	—	—	213	—	1,387	1,387

1,039	410,755	(410,407)	—	—	237	—	1,387	1,387

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,926,187	$—	$—	$6,926,187
Exchange-Traded Funds	40,056	—	—	40,056
Short-Term Investments (a)	1,387	—	—	1,387

TOTAL	$6,967,630	$—	$—	$6,967,630

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 99.8%

Consumer Discretionary – 12.3%
EVgo, Inc. *	30,720	121,344
Lucid Group, Inc. * (a)	31,196	69,567
QuantumScape Corp. *	19,640	78,560
Rivian Automotive, Inc., Class A *	6,792	98,688
Tesla, Inc. *	292	101,166

(Cost $491,134)		469,325

Energy – 2.1%
Green Plains, Inc. *
(Cost $229,775)	19,598	81,528

Industrials – 62.5%
A O Smith Corp.	1,272	81,802
Array Technologies, Inc. *	17,563	115,916
AZZ, Inc.	945	85,702
Bloom Energy Corp., Class A * (a)	4,452	82,229
Carrier Global Corp.	1,309	93,201
Casella Waste Systems, Inc., Class A *	716	83,922
ChargePoint Holdings, Inc. *	133,376	92,776
Clean Harbors, Inc. *	402	91,170
EnerSys	925	77,358
Eos Energy Enterprises, Inc. * (a)	20,612	85,746
Fluence Energy, Inc. * (a)	18,000	84,600
GE Vernova, Inc.	243	114,934
Graco, Inc.	1,008	85,337
IDEX Corp.	458	82,857
Ingersoll Rand, Inc.	1,082	88,335
Lennox International, Inc.	142	80,152
Microvast Holdings, Inc. *	44,446	159,561
NEXTracker, Inc., Class A *	2,028	114,967
Parker-Hannifin Corp.	133	88,405
Plug Power, Inc. *	65,751	58,038
Republic Services, Inc.	333	85,678
Shoals Technologies Group, Inc., Class A *	21,739	102,608
Sunrun, Inc. *	12,374	92,681
Veralto Corp.	873	88,199
Waste Management, Inc.	355	85,544
Xylem, Inc.	720	90,749

	Number of Shares	Value $

(Cost $2,396,634)		2,392,467

Information Technology – 4.9%
First Solar, Inc. *	614	97,061
Itron, Inc. *	799	92,364

(Cost $166,131)		189,425

Materials – 13.6%
Ecolab, Inc.	335	88,983
PureCycle Technologies, Inc. * (a)	12,240	116,402
Radius Recycling, Inc.	2,732	80,894
Reliance, Inc.	284	83,161
Ryerson Holding Corp.	3,450	71,622
Worthington Steel, Inc.	3,231	80,452

(Cost $461,038)		521,514

Utilities – 4.4%
Ormat Technologies, Inc.	1,146	85,182
XPLR Infrastructure LP	9,252	81,603

(Cost $255,269)		166,785

TOTAL COMMON STOCKS

(Cost $3,999,981)		3,821,044

EXCHANGE-TRADED FUNDS – 0.2%
Global X US Infrastructure
Development ETF	10	415
Vaneck Green Infrastructure ETF	200	4,941

(Cost $5,030)		5,356

SECURITIES LENDING COLLATERAL – 10.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)
(Cost $410,100)	410,100	410,100

CASH EQUIVALENTS – 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

(Cost $1,769)	1,769	1,769

TOTAL INVESTMENTS – 110.7%
(Cost $4,416,880)		4,238,269

Other assets and liabilities, net – (10.7%)		(409,258)

NET ASSETS – 100.0%		3,829,011

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF (Continued)

May 31, 2025

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

SECURITIES LENDING COLLATERAL – 10.7%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (b)(c)

603,600	—	(193,500	) (d)	—	—	34,649	—	410,100	410,100

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.26% (b)

—	89,470	(87,701)		—	—	114	—	1,769	1,769

603,600	89,470	(281,201)		—	—	34,763	—	411,869	411,869

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $377,692, which is 9.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3			Total

Common Stocks (a)	$3,821,044	$		—	$		—	$	3,821,044

Exchange-Traded Funds	5,356			—			—		5,356

Short-Term Investments (a)	411,869			—			—		411,869

TOTAL	$4,238,269	$		—	$		—	$	4,238,269

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF

May 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 99.6%

Communication Services – 16.3%
Alphabet, Inc., Class A	32,327	5,551,839
AT&T, Inc.	43,996	1,223,089
Auto Trader Group PLC, 144A	5,694	60,969
BCE, Inc.	5,463	118,800
BT Group PLC	28,044	67,866
CAR Group Ltd.	3,143	71,926
Charter Communications, Inc., Class A *	596	236,177
Comcast Corp., Class A	22,990	794,764
Electronic Arts, Inc.	1,445	207,762
Meta Platforms, Inc., Class A	9,847	6,375,834
Pinterest, Inc., Class A *	3,854	119,898
Quebecor, Inc., Class B	2,342	65,766
Rightmove PLC	6,160	61,904
ROBLOX Corp., Class A *	3,367	292,862
Rogers Communications, Inc., Class B	2,284	61,197
Snap, Inc., Class A *	8,941	73,763
Spark New Zealand Ltd.	47,994	63,900
Take-Two Interactive Software, Inc. *	998	225,828
Telstra Group Ltd.	69,324	213,252
TELUS Corp.	9,802	160,260
T-Mobile US, Inc.	2,826	684,457
TPG Telecom Ltd.	19,483	64,572
Trade Desk, Inc., Class A *	2,661	200,160
Verizon Communications, Inc.	25,891	1,138,168
Warner Bros Discovery, Inc. *	14,682	146,380

(Cost $17,996,976)		18,281,393

Consumer Discretionary – 5.7%
Amazon.com, Inc. *	28,538	5,850,575
DoorDash, Inc., Class A *	2,054	428,567
Expedia Group, Inc.	704	117,392

(Cost $6,214,633)		6,396,534

Energy – 5.2%
Ampol Ltd.	4,201	69,022
BP PLC	92,663	449,547
Chevron Corp.	10,706	1,463,510
Exxon Mobil Corp.	26,504	2,711,359
Imperial Oil Ltd.	877	62,496
Marathon Petroleum Corp.	1,918	308,299
Phillips 66	2,501	283,813
Suncor Energy, Inc.	7,621	270,431
Valero Energy Corp.	1,933	249,299

(Cost $6,361,189)		5,867,776

Financials – 0.9%
Adyen NV, 144A *	185	354,852
Block, Inc. *	3,288	203,034

	Number of Shares	Value $

Fidelity National Information Services, Inc.	3,256	259,210
Global Payments, Inc.	1,473	111,373
Wise PLC, Class A *	4,400	65,211

(Cost $989,136)		993,680

Health Care – 16.7%
Abbott Laboratories	10,557	1,410,204
AbbVie, Inc.	10,833	2,016,130
Agilent Technologies, Inc.	1,727	193,286
Alnylam Pharmaceuticals, Inc. *	763	232,379
Amgen, Inc.	3,293	948,977
Argenx SE, ADR *	373	213,826
Astellas Pharma, Inc.	10,800	106,956
Avantor, Inc. *	4,326	55,849
Biogen, Inc. *	833	108,115
Boston Scientific Corp. *	9,019	949,340
Bristol-Myers Squibb Co.	12,456	601,376
CSL Ltd.	2,925	464,930
Danaher Corp.	3,983	756,372
Dexcom, Inc. *	2,349	201,544
GE HealthCare Technologies, Inc.	2,918	205,836
Gilead Sciences, Inc.	7,623	839,140
GSK PLC	22,866	464,698
Haleon PLC	52,805	294,739
Hikma Pharmaceuticals PLC	2,688	77,573
ICON PLC *	435	56,672
IDEXX Laboratories, Inc. *	496	254,626
Illumina, Inc. *	1,017	83,638
Intuitive Surgical, Inc. *	2,181	1,204,653
IQVIA Holdings, Inc. *	1,078	151,276
Labcorp Holdings, Inc.	499	124,236
Medtronic PLC	7,850	651,393
Mettler-Toledo International, Inc. *	130	150,218
Moderna, Inc. *	2,309	61,327
Novo Nordisk A/S, Class B	19,343	1,335,457
Ono Pharmaceutical Co. Ltd.	4,900	53,162
Pfizer, Inc.	34,795	817,334
Pro Medicus Ltd.	456	82,758
Quest Diagnostics, Inc. *	647	112,151
Regeneron Pharmaceuticals, Inc.	646	316,721
ResMed, Inc.	898	219,821
Royalty Pharma PLC, Class A	1,993	65,530
Takeda Pharmaceutical Co. Ltd.	9,200	275,053
Teva Pharmaceutical Industries Ltd. *	7,437	131,341
Thermo Fisher Scientific, Inc.	2,311	930,917
Veeva Systems, Inc., Class A *	917	256,485
Vertex Pharmaceuticals, Inc. *	1,574	695,787
Waters Corp. *	356	124,329
Zoetis, Inc.	2,730	460,360

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2025

	Number of Shares	Value $

(Cost $19,126,044)		18,756,515

Industrials – 12.8%
AMETEK, Inc.	1,415	252,917
Atlas Arteria Ltd. (a)	19,757	67,515
Auckland International Airport Ltd.	12,118	54,625
Automatic Data Processing, Inc.	2,493	811,546
BAE Systems PLC	17,980	461,056
Boeing Co. *	4,608	955,331
Broadridge Financial Solutions, Inc.	697	169,253
CAE, Inc. *	2,584	66,397
Carrier Global Corp.	4,957	352,938
Dover Corp.	812	144,333
Eaton Corp. PLC	2,404	769,761
Emerson Electric Co.	3,458	412,816
Expeditors International of
Washington, Inc.	801	90,297
Experian PLC	5,548	276,301
Fortive Corp.	2,057	144,381
GE Vernova, Inc.	1,678	793,660
General Dynamics Corp.	1,639	456,445
Honeywell International, Inc.	3,946	894,440
Howmet Aerospace, Inc.	2,453	416,740
Illinois Tool Works, Inc.	1,806	442,614
Ingersoll Rand, Inc.	2,454	200,345
Johnson Controls International PLC	4,054	410,954
L3Harris Technologies, Inc.	1,151	281,235
Leidos Holdings, Inc.	771	114,509
Lockheed Martin Corp.	1,437	693,180
Mainfreight Ltd.	1,961	82,308
Melrose Industries PLC	10,207	64,432
Northrop Grumman Corp.	883	428,052
PACCAR, Inc.	3,179	298,349
Parker-Hannifin Corp.	791	525,778
Rockwell Automation, Inc.	682	215,205
Rolls-Royce Holdings PLC	50,351	588,158
RTX Corp.	8,187	1,117,362
Smiths Group PLC	2,571	74,682
SS&C Technologies Holdings, Inc.	1,414	114,265
Thomson Reuters Corp.	845	167,568
TransDigm Group, Inc.	338	496,329
Transurban Group (a)	18,469	168,540
Vertiv Holdings Co., Class A	2,270	245,001

(Cost $12,428,456)		14,319,618

Information Technology – 35.0%
Adobe, Inc. *	2,608	1,082,555
Amdocs Ltd.	752	69,004
Analog Devices, Inc.	3,029	648,145

	Number of Shares	Value $

ANSYS, Inc. *	535	176,989
Applied Materials, Inc.	4,968	778,734
AppLovin Corp., Class A *	1,283	504,219
Arista Networks, Inc. *	6,324	547,911
Atlassian Corp., Class A *	974	202,232
Autodesk, Inc. *	1,308	387,325
Cadence Design Systems, Inc. *	1,678	481,703
Capgemini SE	1,013	168,189
Celestica, Inc. *	763	88,189
Cellebrite DI Ltd. *	3,267	54,494
CGI, Inc.	1,163	124,788
Check Point Software Technologies Ltd. *	490	112,151
Cisco Systems, Inc.	24,304	1,532,124
Cloudflare, Inc., Class A *	1,861	308,721
Cognizant Technology Solutions Corp., Class A	3,008	243,618
Constellation Software, Inc.	119	430,645
Crowdstrike Holdings, Inc., Class A *	1,455	685,843
CyberArk Software Ltd. *	313	119,810
Datadog, Inc., Class A *	1,844	217,371
Dell Technologies, Inc., Class C	1,888	210,078
Fair Isaac Corp. *	144	248,584
Fortinet, Inc. *	3,916	398,570
Gen Digital, Inc.	3,699	105,348
Halma PLC	2,352	92,172
Hewlett Packard Enterprise Co.	7,702	133,091
HubSpot, Inc. *	305	179,920
International Business Machines Corp.	5,679	1,471,202
Intuit, Inc.	1,676	1,262,816
Keysight Technologies, Inc. *	1,021	160,338
KLA Corp.	811	613,830
Lam Research Corp.	7,834	632,909
Microchip Technology, Inc.	3,155	183,116
Microsoft Corp.	13,291	6,118,645
MicroStrategy, Inc., Class A *	1,505	555,435
Monday.com Ltd. *	273	81,215
MongoDB, Inc. *	480	90,638
Motorola Solutions, Inc.	1,017	422,441
Nice Ltd., ADR *	97	16,095
Nice Ltd. *	319	53,681
NVIDIA Corp.	49,249	6,655,017
Open Text Corp.	2,690	76,027
Oracle Corp.	10,112	1,673,839
Palantir Technologies, Inc., Class A *	13,024	1,716,303
Palo Alto Networks, Inc. *	4,021	773,721
Roper Technologies, Inc.	656	374,097
Sage Group PLC	6,324	103,959
Salesforce, Inc.	5,745	1,524,551
ServiceNow, Inc. *	1,268	1,282,062

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2025

	Number of Shares	Value $

Shopify, Inc., Class A *	7,432	792,631
Snowflake, Inc., Class A *	1,915	393,858
Synopsys, Inc. *	948	439,853
Technology One Ltd.	3,358	88,732
Teradyne, Inc.	1,032	81,115
Trimble, Inc. *	1,624	115,742
VeriSign, Inc.	573	156,125
WiseTech Global Ltd.	1,169	80,610
Wix.com Ltd. *	445	66,283
Workday, Inc., Class A *	1,310	324,500
Xero Ltd. *	938	111,247
Zebra Technologies Corp., Class A *	337	97,653
Zoom Communications, Inc. *	1,523	123,744
Zscaler, Inc. *	565	155,771

(Cost $35,216,746)		39,202,324

Materials – 1.7%
Antofagasta PLC	2,810	67,092
BHP Group Ltd.	28,794	708,787
Croda International PLC	1,826	75,548
Dow, Inc.	4,102	113,789
First Quantum Minerals Ltd. *	4,853	71,756
Freeport-McMoRan, Inc.	8,815	339,201
Fresnillo PLC	4,537	71,157
Lundin Mining Corp.	7,681	72,567
Lynas Rare Earths Ltd. *	10,856	55,123
Northern Star Resources Ltd.	7,433	100,358
Orica Ltd.	5,957	72,034
Pilbara Minerals Ltd. *	70,544	56,294
South32 Ltd.	38,665	75,893

(Cost $1,981,671)		1,879,599

Real Estate – 0.2%
CoStar Group, Inc. *
(Cost $191,876)	2,473	181,914

Utilities – 5.1%
American Electric Power Co., Inc.	3,359	347,623
Constellation Energy Corp.	1,922	588,420
Dominion Energy, Inc.	5,259	298,028
Edison International	2,269	126,270
Emera, Inc.	1,807	82,678
Energix-Renewable Energies Ltd.	20,964	66,601
Entergy Corp.	2,637	219,609
Exelon Corp.	6,222	272,648
FirstEnergy Corp.	3,430	143,854
Fortis, Inc.	3,241	158,049
Hydro One Ltd., 144A	2,016	74,089
Iberdrola SA	38,441	701,734
Mercury NZ Ltd.	17,282	60,981
Meridian Energy Ltd.	17,252	56,549
National Grid PLC	28,804	406,499

	Number of Shares	Value $

NextEra Energy, Inc.	12,619	891,406
PPL Corp.	4,395	152,726
Southern Co.	6,753	607,770
SSE PLC	6,146	145,955
Vistra Corp.	2,063	331,256

(Cost $5,051,966)		5,732,745

TOTAL COMMON STOCKS

(Cost $105,558,693)		111,612,098

EXCHANGE-TRADED FUNDS – 0.1%
Xtrackers Artificial Intelligence and Big Data ETF (b)

(Cost $123,674)	3,700	129,944

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.26% (c) (Cost $123,604)	123,604	123,604

TOTAL INVESTMENTS – 99.8%
(Cost $105,805,971)		111,865,646

Other assets and liabilities, net – 0.2%		258,910

NET ASSETS – 100.0%		112,124,556

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers Artificial Intelligence and Big Data ETF (b)

—	265,756	(137,413)		(4,669)	6,270	73	—	3,700	129,944

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.22% (c)(d)

18,550	—	(18,550	) (e)	—	—	1,110	—	—	—

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.26% (c)

68,548	2,469,574	(2,414,518)		—	—	3,037	—	123,604	123,604

87,098	2,735,330	(2,570,481)		(4,669)	6,270	4,220	—	127,304	253,548

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2025.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	8	317,276	342,028	6/20/2025	24,752

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$111,612,098	$—	$—	$111,612,098

Exchange-Traded Funds	129,944	—	—	129,944

Short-Term Investments (a)	123,604	—	—	123,604

Derivatives (b)

Futures Contracts	24,752	—	—	24,752

TOTAL	$111,890,398	$—	$—	$111,890,398

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Assets and Liabilities

May 31, 2025

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Assets
Investment in non-affiliated securities at value	$42,132,307	$7,679,774	$814,967,251	$6,966,243
Investment in affiliated securities at value	122,690	—	—	—
Investment in DWS Government Money Market Series	107,192	11,360	834,418	1,387
Investment in DWS Government & Agency Securities Portfolio*	—	520,072	89,001,092	—
Foreign currency at value	94,102	3,905	4,015,203	3,606
Deposit with broker for futures contracts	17,237	9,229	735,413	—

Receivables:
Investment securities sold	—	107,810	—	—
Dividends	20,405	3,298	4,253,680	5,395
Interest	490	110	2,386	17
Affiliated securities lending income	—	46	37,025	3
Foreign tax reclaim	2,442	1,241	559,958	—
Other assets	64	—	—	—
Total assets	$42,496,929	$8,336,845	$914,406,426	$6,976,651

Liabilities
Payable upon return of securities loaned	$—	$520,072	$89,001,092	$—

Payables:
Investment advisory fees	12,237	1,321	68,382	872
Variation margin on futures contracts	232	128	55,141	—
Deferred foreign tax	—	—	593,997	—
Total liabilities	12,469	521,521	89,718,612	872
Net Assets, at value	$42,484,460	$7,815,324	$824,687,814	$6,975,779

Net Assets Consist of
Paid-in capital	$40,708,331	$6,796,371	$911,128,001	$6,512,746
Distributable earnings (loss)	1,776,129	1,018,953	(86,440,187)	463,033
Net Assets, at value	$42,484,460	$7,815,324	$824,687,814	$6,975,779
Number of Common Shares outstanding	1,210,001	225,001	36,950,001	235,001
Net Asset Value	$35.11	$34.73	$22.32	$29.68

Investment in non-affiliated securities at cost	$40,270,792	$6,588,002	$825,849,376	$6,389,837
Investment in affiliated securities at cost	$115,307	$—	$—	$—
Value of securities loaned	$—	$448,612	$81,484,618	$—
Investment in DWS Government Money Market Series at cost	$107,192	$11,360	$834,418	$1,387
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$520,072	$89,001,092	$—
Foreign currency at cost	$92,460	$3,902	$3,929,393	$3,584

* Represents collateral on securities loaned.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2025

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Assets
Investment in non-affiliated securities at value	$3,826,400	$111,612,098
Investment in affiliated securities at value	—	129,944
Investment in DWS Government Money Market Series	1,769	123,604
Investment in DWS Government & Agency Securities Portfolio*	410,100	—
Foreign currency at value	—	65,889
Deposit with broker for futures contracts	—	27,848

Receivables:
Dividends	1,027	193,826
Interest	5	512
Affiliated securities lending income	941	152
Foreign tax reclaim	—	3,274
Total assets	$4,240,242	$112,157,147

Liabilities
Payable upon return of securities loaned	$410,100	$—

Payables:
Investment advisory fees	1,131	32,187
Variation margin on futures contracts	—	404
Total liabilities	411,231	32,591
Net Assets, at value	$3,829,011	$112,124,556

Net Assets Consist of
Paid-in capital	$6,014,774	$107,511,661
Distributable earnings (loss)	(2,185,763)	4,612,895
Net Assets, at value	$3,829,011	$112,124,556
Number of Common Shares outstanding	225,001	3,500,001
Net Asset Value	$17.02	$32.04

Investment in non-affiliated securities at cost	$4,005,011	$105,558,693
Investment in affiliated securities at cost	$—	$123,674
Value of securities loaned	$377,692	$—
Investment in DWS Government Money Market Series at cost	$1,769	$123,604
Investment in DWS Government & Agency Securities Portfolio at cost*	$410,100	$—
Foreign currency at cost	$—	$64,510

* Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Statements of Operations

May 31, 2025

	Xtrackers Artificial Intelligence and Big Data ETF(1)	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Investment Income
Unaffiliated dividend income*	$222,722	$29,272	$27,176,537	$85,088
Affiliated dividend income	62	—	—	—
Income distributions from affiliated funds	2,609	334	73,015	213
Affiliated securities lending income	0	633	422,744	24
Total investment income	225,393	30,239	27,672,296	85,325

Expenses
Investment advisory fees	69,341	13,227	767,082	10,878
Other expenses	—	58	403	58
Total expenses	69,341	13,285	767,485	10,936
Less fees waived (see note 3):
Waiver	(86)	(9)	(29,627)	(6)
Net expenses	69,255	13,276	737,858	10,930
Net investment income (loss)	156,138	16,963	26,934,438	74,395

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(239,186)	51,858	(23,968,601)	(112,587)
Investments in affiliates	(31)	—	—	—
In-kind redemptions	26,668	661,929	1,626,694	491,608
Futures contracts	(8,011)	(862)	76,782	—
Foreign currency transactions	(1,366)	4,642	30,136	(1,485)
Payments by Affiliates (see note 6)	451	—	—	—
Net realized gain (loss)	(221,475)	717,567	(22,234,989)	377,536
Net change in unrealized appreciation (depreciation) on:
Investments***	1,861,515	781,594	70,927,896	(1,213,202)
Investments in affiliates	7,383	—	—	—
Futures contracts	15,121	6,177	272,458	—
Foreign currency translations	1,738	4,002	187,846	127
Net change in unrealized appreciation (depreciation)	1,885,757	791,773	71,388,200	(1,213,075)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,664,282	1,509,340	49,153,211	(835,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,820,420	$1,526,303	$76,087,649	$(761,144)

* Unaffiliated foreign tax withheld	$11,295	$3,511	$2,772,503	$8,755
** Including foreign taxes	$—	$—	$40,034	$—
*** Net of change in deferred foreign taxes	$—	$—	$(37,502)	$—

(1) For the period August 2, 2024 (commencement of operations) through May 31, 2025.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Statements of Operations (Continued)

May 31, 2025

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Investment Income
Unaffiliated dividend income*	$26,989	$1,146,606
Affiliated dividend income	—	73
Income distributions from affiliated funds	114	3,037
Affiliated securities lending income	34,649	1,110
Unaffiliated securities lending income, net of borrower rebates	—	711
Total investment income	61,752	1,151,537

Expenses
Investment advisory fees	14,203	242,487
Other expenses	58	44
Total expenses	14,261	242,531
Less fees waived (see note 3):
Waiver	(2)	(266)
Net expenses	14,259	242,265
Net investment income (loss)	47,493	909,272

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,273,475)	(1,765,568)
Investments in affiliates	—	(4,669)
In-kind redemptions	338,254	1,257,983
Futures contracts	—	5,160
Foreign currency transactions	—	(1,744)
Net realized gain (loss)	(935,221)	(508,838)
Net change in unrealized appreciation (depreciation) on:

Investments	224,229	4,374,580
Investments in affiliates	—	6,270
Futures contracts	—	24,349
Foreign currency translations	—	2,189
Net change in unrealized appreciation (depreciation)	224,229	4,407,388
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(710,992)	3,898,550
Net Increase (Decrease) in Net Assets Resulting from Operations	$(663,499)	$4,807,822

* Unaffiliated foreign tax withheld	$511	$16,606

See Notes to Financial Statements.

DBX ETF Trust  |  29

Statements of Changes in Net Assets

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF
	For the Period August 2, 2024(1) to May 31, 2025	Year Ended May 31, 2025	For the Period July 13, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$156,138	$16,963	$38,751
Net realized gain (loss)	(221,475)	717,567	344,941
Net change in net unrealized appreciation (depreciation)	1,885,757	791,773	310,047
Net increase (decrease) in net assets resulting from operations	1,820,420	1,526,303	693,739
Distributions to Shareholders	(19,894)	(90,861)	(40,336)

Fund Shares Transactions
Proceeds from shares sold	41,030,578	2,443,179	6,436,453
Value of shares redeemed	(346,674)	(1,718,684)	(1,434,494)
Net increase (decrease) in net assets resulting from fund share transactions	40,683,904	724,495	5,001,959
Total net increase (decrease) in Net Assets	42,484,430	2,159,937	5,655,362

Net Assets
Beginning of period	30	5,655,387	25
End of period	$42,484,460	$7,815,324	$5,655,387

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	200,001	1
Shares sold	1,220,000	75,000	250,000
Shares redeemed	(10,000)	(50,000)	(50,000)
Shares outstanding, end of period	1,210,001	225,001	200,001

(1) Commencement of Operations.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers International Real Estate ETF		Xtrackers Semiconductor Select Equity ETF
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	For the Period July 13, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$26,934,438	$24,747,681	$74,395	$49,403
Net realized gain (loss)	(22,234,989)	(21,539,092)	377,536	36,654
Net change in net unrealized appreciation (depreciation)	71,388,200	51,903,689	(1,213,075)	1,789,576
Net increase (decrease) in net assets resulting from operations	76,087,649	55,112,278	(761,144)	1,875,633
Distributions to Shareholders	(30,376,054)	(22,772,407)	(122,553)	(31,304)
Fund Shares Transactions
Proceeds from shares sold	84,681,908	116,414,059	2,133,240	5,818,749
Value of shares redeemed	(7,420,764)	(6,807,337)	(1,936,867)	—
Net increase (decrease) in net assets resulting from fund share transactions	77,261,144	109,606,722	196,373	5,818,749
Total net increase (decrease) in Net Assets	122,972,739	141,946,593	(687,324)	7,663,078
Net Assets
Beginning of period	701,715,075	559,768,482	7,663,103	25
End of period	$824,687,814	$701,715,075	$6,975,779	$7,663,103

Changes in Shares Outstanding
Shares outstanding, beginning of period	33,200,001	27,800,001	225,001	1
Shares sold	4,100,000	5,750,000	70,000	225,000
Shares redeemed	(350,000)	(350,000)	(60,000)	–
Shares outstanding, end of period	36,950,001	33,200,001	235,001	225,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green Infrastructure Select Equity ETF		Xtrackers US National Critical Technologies ETF
	Year Ended May 31, 2025	For the Period July 13, 2023(1) to May 31, 2024	Year Ended May 31, 2025	For the Period November 16, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$47,493	$29,598	$909,272	$186,903
Net realized gain (loss)	(935,221)	(717,287)	(508,838)	344,955
Net change in net unrealized appreciation (depreciation)	224,229	(402,840)	4,407,388	1,679,399
Net increase (decrease) in net assets resulting from operations	(663,499)	(1,090,529)	4,807,822	2,211,257
Distributions to Shareholders	(40,957)	(24,484)	(722,401)	(80,354)
Fund Shares Transactions
Proceeds from shares sold	916,153	6,246,667	68,827,582	43,302,231
Value of shares redeemed	(906,363)	(608,002)	(4,764,954)	(1,456,652)
Net increase (decrease) in net assets resulting from fund share transactions	9,790	5,638,665	64,062,628	41,845,579
Total net increase (decrease) in Net Assets	(694,666)	4,523,652	68,148,049	43,976,482
Net Assets
Beginning of period	4,523,677	25	43,976,507	25
End of period	$3,829,011	$4,523,677	$112,124,556	$43,976,507

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,001	1	1,500,001	1
Shares sold	50,000	250,000	2,150,000	1,550,000
Shares redeemed	(50,000)	(25,000)	(150,000)	(50,000)
Shares outstanding, end of period	225,001	225,001	3,500,001	1,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Financial Highlights

Xtrackers Artificial Intelligence and Big Data ETF

	Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$30.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.21

Net realized and unrealized gain (loss)	4.93

Total from investment operations	5.14
Less distributions from:

Net investment income	(0.03)

Total from distributions	(0.03)

Net Asset Value, end of period	$35.11

Total Return (%)(c)	17.13	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	42
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	0.79	*
Portfolio turnover rate (%)(d)	11	**

(a)	For the period August 2, 2024 (commencement of operations) through May 31, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  33

Financial Highlights (Continued)

Xtrackers Cybersecurity Select Equity ETF

	Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$28.28	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.08	0.19

Net realized and unrealized gain (loss)	6.82	3.29

Total from investment operations	6.90	3.48
Less distributions from:

Net investment income	(0.07)	(0.17)

Net realized gains	(0.38)	(0.03)

Total from distributions	(0.45)	(0.20)

Net Asset Value, end of period	$34.73	$28.28

Total Return (%)(c)	24.47	13.87	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	8	6
Ratio of expenses before fee waiver (%)	0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20	*
Ratio of net investment income (loss) (%)	0.26	0.78	*
Portfolio turnover rate (%)(d)	49	41	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

34  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers International Real Estate ETF

	Years Ended May 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$21.14	$20.14	$24.67	$29.15	$22.85
Income (loss) from investment operations:

Net investment income (loss)(a)	0.77	0.80	0.80	0.92	0.92

Net realized and unrealized gain (loss)	1.30	0.97	(4.91)	(4.05)	6.28

Total from investment operations	2.07	1.77	(4.11)	(3.13)	7.20
Less distributions from:

Net investment income	(0.89)	(0.77)	(0.42)	(1.35)	(0.90)

Total from distributions	(0.89)	(0.77)	(0.42)	(1.35)	(0.90)
Net Asset Value, end of year	$22.32	$21.14	$20.14	$24.67	$29.15

Total Return (%)(b)	10.39	8.91	(16.76)	(11.26)	32.15

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($millions)	825	702	560	559	458
Ratio of expenses before fee waiver (%)	0.10	0.12	0.12	0.12	0.12
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) (%)	3.64	3.86	3.70	3.38	3.55
Portfolio turnover rate (%)(c)	8	15	8	17	9

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  35

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF

	Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$34.06	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.32	0.24

Net realized and unrealized gain (loss)	(4.17)	8.98

Total from investment operations	(3.85)	9.22
Less distributions from:

Net investment income	(0.31)	(0.16)

Net realized gains	(0.22)	–

Total from distributions	(0.53)	(0.16)

Net Asset Value, end of period	$29.68	$34.06

Total Return (%)(c)	(11.35)	36.98	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	7	8
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.03	0.99	*
Portfolio turnover rate (%)(d)	19	18	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

36  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US Green Infrastructure Select Equity ETF

	Year Ended 5/31/2025		Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$20.11		$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.21		0.13

Net realized and unrealized gain (loss)	(3.12)		(4.91)

Total from investment operations	(2.91)		(4.78)
Less distributions from:

Net investment income	(0.18)		(0.11)

Total from distributions	(0.18)		(0.11)

Net Asset Value, end of period	$17.02		$20.11

Total Return (%)	(14.51	)(c)	(19.15	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	4		5
Ratio of expenses before fee waiver (%)	0.35		0.35	*
Ratio of expenses after fee waiver (%)	0.35		0.35	*
Ratio of net investment income (loss) (%)	1.17		0.74	*
Portfolio turnover rate (%)(d)	60		55	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  37

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF

	Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$29.32	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.40	0.23

Net realized and unrealized gain (loss)	2.68	4.19

Total from investment operations	3.08	4.42
Less distributions from:

Net investment income	(0.35)	(0.10)

Net realized gains	(0.01)	–

Total from distributions	(0.36)	(0.10)

Net Asset Value, end of period	$32.04	$29.32

Total Return (%)(c)	10.54	17.70	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	112	44
Ratio of expenses before fee waiver (%)	0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.35	0.35	*
Ratio of net investment income (loss) (%)	1.31	1.50	*
Portfolio turnover rate (%)(d)	29	6	**

(a)	For the period November 16, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

38  |  DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below: Xtrackers Artificial Intelligence and Big Data ETF

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares, except for Xtrackers International Real Estate ETF which lots consist of 50,000 shares and Xtrackers US Green Infrastructure Select Equity ETF which lots consist of 25,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Artificial Intelligence and Big Data ETF	Nasdaq Global Artificial Intelligence and Big Data Index

Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index

Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index

Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index

Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index

Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

Nasdaq Global Artificial Intelligence and Big Data Index is comprised of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity. The Underlying Index is rebalanced semi-annually.

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The Solactive United States Green Infrastructure ESG Screened Index which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

DBX ETF Trust  |  39

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Underlying Index is rebalanced on the last Thursday of the months of January, April, July and October.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers International Real Estate ETF is a diversified series of the Trust. Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

40  |  DBX ETF Trust

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers Artificial Intelligence and Big Data ETF and Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent

DBX ETF Trust  |  41

these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2025, the Funds did not incur any interest or penalties.

As of May 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Artificial Intelligence and Big Data ETF	$136,183	$(153,942)	$1,793,888	$1,776,129

Xtrackers Cybersecurity Select Equity ETF	7,777	—	1,011,176	1,018,953

Xtrackers International Real Estate ETF	16,742,741	(38,458,739)	(64,724,189)	(86,440,187)

Xtrackers Semiconductor Select Equity ETF	15,952	(95,911)	542,992	463,033

Xtrackers US Green Infrastructure Select Equity ETF	—	(1,847,919)	(337,844)	(2,185,763)

Xtrackers US National Critical Technologies ETF	311,631	(503,091)	4,804,355	4,612,895

The tax character of dividends and distributions declared for the years ended May 31, 2025 and May 31, 2024 were as follows:

	Year Ended May 31, 2025
	Ordinary Income*	Long Term Capital Gains

Xtrackers Artificial Intelligence and Big Data ETF	$19,894	$—

Xtrackers Cybersecurity Select Equity ETF	21,022	69,839

Xtrackers International Real Estate ETF	30,376,054	—

Xtrackers Semiconductor Select Equity ETF	113,806	8,747

Xtrackers US Green Infrastructure Select Equity ETF	40,957	—

Xtrackers US National Critical Technologies ETF	722,401	—

Period Ended May 31, 2024
Ordinary Income*

Xtrackers Cybersecurity Select Equity ETF	40,336

Xtrackers International Real Estate ETF	22,772,407

Xtrackers Semiconductor Select Equity ETF	31,304

Xtrackers US Green Infrastructure Select Equity ETF	24,484

Xtrackers US National Critical Technologies ETF	80,354

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

42  |  DBX ETF Trust

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Artificial Intelligence and Big Data ETF	$153,942	$—	$153,942

Xtrackers International Real Estate ETF	5,917,135	32,541,604	38,458,739

Xtrackers US Green Infrastructure Select Equity ETF	1,170,453	677,466	1,847,919

Xtrackers US National Critical Technologies ETF	331,702	171,389	503,091

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the following Fund incurred and will elect to defer post-October capital losses.

Post-October Losses on Capital

Xtrackers Semiconductor Select Equity ETF	$95,911

For the fiscal year ended May 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers Artificial Intelligence and Big Data ETF	$(24,397)	$24,397

Xtrackers Cybersecurity Select Equity ETF	(709,007)	709,007

Xtrackers International Real Estate ETF	(909,223)	909,223

Xtrackers Semiconductor Select Equity ETF	(497,599)	497,599

Xtrackers US Green Infrastructure Select Equity ETF	(329,447)	329,447

Xtrackers US National Critical Technologies ETF	(1,234,768)	1,234,768

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Artificial Intelligence and Big Data ETF	$40,570,039	$1,792,150	$3,555,865	$(1,763,715)

Xtrackers Cybersecurity Select Equity ETF	7,203,901	1,007,305	1,422,112	(414,807)

Xtrackers International Real Estate ETF	969,249,781	(64,269,568)	70,057,667	(134,327,235)

Xtrackers Semiconductor Select Equity ETF	6,424,733	542,897	1,053,121	(510,224)

Xtrackers US Green Infrastructure Select Equity ETF	4,576,113	(337,844)	583,311	(921,155)

Xtrackers US National Critical Technologies ETF	107,063,651	4,801,995	9,802,038	(5,000,043)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both

DBX ETF Trust  |  43

realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Deutsche Bank AG serves as securities lending agent for Xtrackers Artificial Intelligence and Big Data ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2025, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers Cybersecurity Select Equity ETF
Common Stocks	$520,072	$—	$—	$—	$520,072
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$520,072
Xtrackers International Real Estate ETF
Common Stocks	$89,001,092	$—	$—	$—	$89,001,092
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$89,001,092
Xtrackers US Green Infrastructure Select Equity ETF
Common Stocks	$410,100	$—	$—	$—	$410,100
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$410,100

As of May 31, 2025, Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US National Critical Technologies ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2025, the Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select, Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts

44  |  DBX ETF Trust

or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2025 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Funds’ derivative instruments held as of May 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Artificial Intelligence and Big Data ETF
Equity contracts	Unrealized appreciation on futures contracts*	$15,121	Unrealized depreciation on futures contracts*	$—
	Total	$15,121	Total	$—

Xtrackers Cybersecurity Select Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$6,177	Unrealized depreciation on futures contracts*	$—
	Total	$6,177	Total	$—

Xtrackers International Real Estate ETF
Equity contracts	Unrealized appreciation on futures contracts*	$351,105	Unrealized depreciation on futures contracts*	$4,590
	Total	$351,105	Total	$4,590

Xtrackers US National Critical Technologies ETF
Equity contracts	Unrealized appreciation on futures contracts*	$24,752	Unrealized depreciation on futures contracts*	$—
	Total	$24,752	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers Artificial Intelligence and Big Data ETF	$(8,011)

Xtrackers Cybersecurity Select Equity ETF	(862)

Xtrackers International Real Estate ETF	76,782

Xtrackers US National Critical Technologies ETF	5,160

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers Artificial Intelligence and Big Data ETF	$15,121

Xtrackers Cybersecurity Select Equity ETF	6,177

Xtrackers International Real Estate ETF	272,458

Xtrackers US National Critical Technologies ETF	24,349

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For the year ended May 31, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers Artificial Intelligence and Big Data ETF	$67,605

Xtrackers Cybersecurity Select Equity ETF	118,538

Xtrackers International Real Estate ETF	6,348,253

Xtrackers US National Critical Technologies ETF	93,383

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, (through August 12, 2024 for the Xtrackers International Real Estate ETF) computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Artificial Intelligence and Big Data ETF	0.35%

Xtrackers Cybersecurity Select Equity ETF	0.20%

Xtrackers International Real Estate ETF	0.12%

Xtrackers Semiconductor Select Equity ETF	0.15%

Xtrackers US Green Infrastructure Select Equity ETF	0.35%

Xtrackers US National Critical Technologies ETF	0.35%

Effective August 13, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers International Real Estate ETF	0.10%

The Advisor for the Xtrackers International Real Estate ETF had contractually agreed, until August 12, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. For the year ended May 31, 2025, the Advisor waived $27,976 of the expenses of the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended May 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Artificial Intelligence and Big Data ETF	$86

Xtrackers Cybersecurity Select Equity ETF	9

Xtrackers International Real Estate ETF	1,651

Xtrackers Semiconductor Select Equity ETF	6

Xtrackers US Green Infrastructure Select Equity ETF	2

Xtrackers US National Critical Technologies ETF	266

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$9,291,815	$2,633,954

Xtrackers Cybersecurity Select Equity ETF	3,954,566	3,192,957

Xtrackers International Real Estate ETF	71,029,990	62,195,514

Xtrackers Semiconductor Select Equity ETF	1,427,009	1,362,818

Xtrackers US Green Infrastructure Select Equity ETF	2,456,513	2,496,792

Xtrackers US National Critical Technologies ETF	20,003,753	19,951,407

For the year ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$34,279,943	$339,206

Xtrackers Cybersecurity Select Equity ETF	1,514,348	1,741,738

Xtrackers International Real Estate ETF	69,859,177	6,140,791

Xtrackers Semiconductor Select Equity ETF	1,830,287	1,746,581

Xtrackers US Green Infrastructure Select Equity ETF	916,144	856,687

Xtrackers US National Critical Technologies ETF	68,706,386	4,665,002

5. Fund Share Transactions

As of May 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and

DBX ETF Trust  |  47

a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. As of May 31, 2024, transaction fees for the creation or redemption of a Creation Unit of Xtrackers US National Critical Technologies ETF are paid by the Fund’s Advisor.

6. Payments by Affiliates

During the year ended May 31, 2025, the Advisor agreed to reimburse Xtrackers Artificial Intelligence and Big Data ETF $451 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate
Percent of
Outstanding
Shares Held

Xtrackers Artificial Intelligence and Big Data ETF	3%

Xtrackers Cybersecurity Select Equity ETF	67%

Xtrackers Semiconductor Select Equity ETF	55%

Xtrackers US Green Infrastructure Select Equity ETF	89%

Xtrackers US National Critical Technologies ETF	28%

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at May 31, 2025.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers International Real Estate ETF	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the five years in the period ended May 31, 2025

Xtrackers US National Critical Technologies ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and the period from November 16, 2023 (commencement of operations) through May 31, 2024

Xtrackers Cybersecurity Select Equity ETF Xtrackers Semiconductor Select Equity ETF Xtrackers US Green Infrastructure Select Equity ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and the period from July 13, 2023 (commencement of operations) through May 31, 2024

Xtrackers Artificial Intelligence and Big Data ETF	For the period from August 2, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 23, 2025

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust  |  51

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that Xtrackers International Real Estate ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  53

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2025.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers Artificial Intelligence and Big Data ETF	100%	99%
Xtrackers Cybersecurity Select Equity ETF	54%	8%
Xtrackers International Real Estate ETF	64%	—%
Xtrackers Semiconductor Select Equity ETF	81%	35%
Xtrackers US Green Infrastructure Select Equity ETF	84%	74%
Xtrackers US National Critical Technologies ETF	100%	92%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers International Real Estate ETF	$29,898,502	$1,648,648

54  |  DBX ETF Trust

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date August 4, 2025

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date August 4, 2025